UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant:	Vanguard Tax-Managed Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023—June 30, 2023

Item 1: Reports to Shareholders

Semiannual Report  |  June 30, 2023
Vanguard Tax-Managed Funds®
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

Contents
About Your Fund's Expenses	1
Tax-Managed Balanced Fund	3
Tax-Managed Capital Appreciation Fund	67
Tax-Managed Small-Cap Fund	85
Trustees Approve Advisory Arrangements	100
Liquidity Risk Management	101

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,090.40	$0.47
Tax-Managed Capital Appreciation Fund
Admiral™ Shares	$1,000.00	$1,168.10	$0.48
Institutional Shares	1,000.00	1,168.30	0.32
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,059.70	$0.46
Institutional Shares	1,000.00	1,059.80	0.31
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.35	$0.45
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.35	$0.45
Institutional Shares	1,000.00	1,024.50	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Tax-Managed Balanced Fund
Fund Allocation
As of June 30, 2023
Investment Exposure
Basic Materials	0.8%
Consumer Discretionary	7.2
Consumer Staples	2.5
Energy	2.0
Financials	4.8
Health Care	6.2
Industrials	6.3
Other	0.4
Real Estate	1.3
Technology	14.9
Telecommunications	1.0
Utilities	1.4
Tax-Exempt Municipal Bonds	51.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Balanced Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (48.7%)
Basic Materials (0.8%)
	Linde plc	50,219	19,137
	Air Products and Chemicals Inc.	24,262	7,267
	Freeport-McMoRan Inc.	145,071	5,803
	Ecolab Inc.	21,275	3,972
	Nucor Corp.	23,200	3,804
	Newmont Corp.	75,641	3,227
	Albemarle Corp.	10,974	2,448
	Alcoa Corp.	70,034	2,376
	Element Solutions Inc.	120,371	2,311
	Reliance Steel & Aluminum Co.	6,900	1,874
	Celanese Corp. Class A	15,842	1,835
	Dow Inc.	31,642	1,685
	Fastenal Co.	24,016	1,417
	Westlake Corp.	11,056	1,321
	CF Industries Holdings Inc.	16,859	1,170
	FMC Corp.	9,098	949
	Avery Dennison Corp.	5,500	945
	International Flavors & Fragrances Inc.	10,532	838
	Eastman Chemical Co.	9,490	795
	Huntsman Corp.	27,901	754
	Valvoline Inc.	17,015	638
	Mosaic Co.	18,068	632
	Ashland Inc.	6,198	539
	Timken Co.	5,841	535
	LyondellBasell Industries NV Class A	5,638	518
	United States Steel Corp.	18,000	450
	Royal Gold Inc.	3,900	448
	Steel Dynamics Inc.	4,100	447
*	Cleveland-Cliffs Inc.	20,900	350
	Scotts Miracle-Gro Co.	4,442	278
	Olin Corp.	3,700	190
	NewMarket Corp.	390	157
	Southern Copper Corp.	1,629	117
			69,227
Consumer Discretionary (7.2%)
*	Amazon.com Inc.	873,196	113,830
*	Tesla Inc.	270,368	70,774
	Home Depot Inc.	104,330	32,409
	Costco Wholesale Corp.	47,654	25,656
	Walmart Inc.	142,753	22,438
	McDonald's Corp.	71,975	21,478
*	Netflix Inc.	47,459	20,905
	Lowe's Cos. Inc.	75,512	17,043
	NIKE Inc. Class B	131,911	14,559
*	Walt Disney Co.	159,790	14,266
	Starbucks Corp.	113,970	11,290
*	Booking Holdings Inc.	3,829	10,340
	TJX Cos. Inc.	106,628	9,041
*	O'Reilly Automotive Inc.	8,103	7,741
*	Uber Technologies Inc.	178,112	7,689
*	Chipotle Mexican Grill Inc. Class A	3,372	7,213
*	Copart Inc.	70,826	6,460
	General Motors Co.	163,101	6,289
*	Activision Blizzard Inc.	74,215	6,256
*	Lululemon Athletica Inc.	15,881	6,011
		Shares	Market Value• ($000)
	Target Corp.	41,325	5,451
*	AutoZone Inc.	2,094	5,221
	Marriott International Inc. Class A	28,408	5,218
	Lennar Corp. Class A	39,160	4,907
	Estee Lauder Cos. Inc. Class A	23,287	4,573
	DR Horton Inc.	37,302	4,539
	Hilton Worldwide Holdings Inc.	30,445	4,431
	Dollar General Corp.	25,950	4,406
	Yum! Brands Inc.	31,728	4,396
*	Delta Air Lines Inc.	89,337	4,247
	Ross Stores Inc.	35,144	3,941
*	Airbnb Inc. Class A	30,100	3,858
	eBay Inc.	82,426	3,684
	Ford Motor Co.	242,420	3,668
*	Dollar Tree Inc.	25,257	3,624
*	NVR Inc.	569	3,614
*	Aptiv plc	33,624	3,433
*	Live Nation Entertainment Inc.	35,096	3,198
	Electronic Arts Inc.	23,473	3,044
*	Ulta Beauty Inc.	5,996	2,822
	Tractor Supply Co.	12,514	2,767
	Interpublic Group of Cos. Inc.	69,628	2,686
*	AutoNation Inc.	16,312	2,685
	MGM Resorts International	57,046	2,505
*	Warner Bros Discovery Inc.	187,120	2,347
	LKQ Corp.	36,460	2,125
*	Take-Two Interactive Software Inc.	14,415	2,121
*	United Airlines Holdings Inc.	37,444	2,055
*	Royal Caribbean Cruises Ltd.	19,501	2,023
	PulteGroup Inc.	25,300	1,965
*	CarMax Inc.	23,021	1,927
*	Deckers Outdoor Corp.	3,623	1,912
*	Capri Holdings Ltd.	53,000	1,902
*	Trade Desk Inc. Class A	23,953	1,850
	Toll Brothers Inc.	22,801	1,803
*	Liberty Media Corp.-Liberty Formula One Class C	21,777	1,639
*	Expedia Group Inc.	14,301	1,564
	Southwest Airlines Co.	42,498	1,539
*	Carnival Corp.	80,800	1,522
	Lear Corp.	10,522	1,510
*	ROBLOX Corp. Class A	37,400	1,507
*	Skechers USA Inc. Class A	28,459	1,499
	Fox Corp. Class B	46,716	1,490
	Tempur Sealy International Inc.	37,140	1,488
	Domino's Pizza Inc.	4,261	1,436
*	Floor & Decor Holdings Inc. Class A	13,773	1,432
	Madison Square Garden Sports Corp.	7,548	1,419
	Best Buy Co. Inc.	17,281	1,416
	Service Corp. International	21,880	1,413
*	Rivian Automotive Inc. Class A	83,439	1,390
	Pool Corp.	3,626	1,358
*	Las Vegas Sands Corp.	22,700	1,317
	U-Haul Holding Co.	25,983	1,317
	Paramount Global Class A	68,800	1,277
*	JetBlue Airways Corp.	142,200	1,260
	News Corp. Class A	62,267	1,214
	Thor Industries Inc.	11,633	1,204
	Rollins Inc.	27,192	1,165

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Gentex Corp.	39,660	1,160
*	Norwegian Cruise Line Holdings Ltd.	53,105	1,156
	Dick's Sporting Goods Inc.	8,512	1,125
*	American Airlines Group Inc.	61,900	1,111
*	Bright Horizons Family Solutions Inc.	11,722	1,084
*	Five Below Inc.	5,244	1,031
*	Mattel Inc.	51,831	1,013
*	RH	3,017	994
*	Etsy Inc.	10,995	930
*	Grand Canyon Education Inc.	8,837	912
*	Burlington Stores Inc.	5,744	904
	Sirius XM Holdings Inc.	196,880	892
	Williams-Sonoma Inc.	7,089	887
	PVH Corp.	10,390	883
	BorgWarner Inc.	17,234	843
*	Alaska Air Group Inc.	14,847	790
	Garmin Ltd.	7,528	785
*	Lucid Group Inc.	111,589	769
*	Coupang Inc. Class A	43,711	761
	Aramark	16,753	721
*	QuantumScape Corp. Class A	90,000	719
*	Peloton Interactive Inc. Class A	91,897	707
	Lennar Corp. Class B	5,464	617
	New York Times Co. Class A	15,400	606
	Bath & Body Works Inc.	15,846	594
	Wendy's Co.	24,919	542
*	Planet Fitness Inc. Class A	8,001	540
	Copa Holdings SA Class A	4,762	527
*	Spotify Technology SA	3,225	518
	RB Global Inc.	8,024	481
	Harley-Davidson Inc.	13,400	472
	Vail Resorts Inc.	1,861	469
*	Avis Budget Group Inc.	2,000	457
	Wynn Resorts Ltd.	4,199	443
	Advance Auto Parts Inc.	5,864	412
*	Wayfair Inc. Class A	6,219	404
*	AMC Entertainment Holdings Inc. Class A	89,650	394
*	Liberty Media Corp.-Liberty SiriusXM Class A	11,947	392
	Hyatt Hotels Corp. Class A	3,344	383
	Ralph Lauren Corp. Class A	3,073	379
*	Liberty Media Corp.-Liberty Formula One Class A	5,563	376
*	Mister Car Wash Inc.	37,606	363
*	Ollie's Bargain Outlet Holdings Inc.	6,100	353
	Lithia Motors Inc. Class A	1,011	307
	Nexstar Media Group Inc. Class A	1,792	298
	Darden Restaurants Inc.	1,744	291
	Nordstrom Inc.	12,646	259
*	GameStop Corp. Class A	10,258	249
*	Lyft Inc. Class A	24,479	235
	Wyndham Hotels & Resorts Inc.	2,776	190
*	Carvana Co. Class A	6,796	176
	Choice Hotels International Inc.	1,492	175
*	DraftKings Inc. Class A	6,161	164
	World Wrestling Entertainment Inc. Class A	1,495	162
	U-Haul Holding Co.	2,887	160
	Whirlpool Corp.	1,052	157
	Omnicom Group Inc.	1,606	153
	Churchill Downs Inc.	928	129
	Boyd Gaming Corp.	1,818	126
*	Caesars Entertainment Inc.	2,413	123
*	Hertz Global Holdings Inc.	6,626	122
	Kohl's Corp.	5,177	119
	Travel + Leisure Co.	2,850	115
*	Six Flags Entertainment Corp.	4,310	112
*	Penn Entertainment Inc.	3,969	95
*	Leslie's Inc.	9,306	87
		Shares	Market Value• ($000)
*	TripAdvisor Inc.	4,000	66
	Paramount Global Class B	1,873	30
			613,011
Consumer Staples (2.5%)
	Procter & Gamble Co.	239,701	36,372
	PepsiCo Inc.	135,297	25,060
	Coca-Cola Co.	344,600	20,752
	Mondelez International Inc. Class A	149,779	10,925
*	Monster Beverage Corp.	156,646	8,998
	Philip Morris International Inc.	85,603	8,357
	CVS Health Corp.	117,445	8,119
	Kroger Co.	143,587	6,749
	McKesson Corp.	15,695	6,707
	Colgate-Palmolive Co.	83,239	6,413
	Church & Dwight Co. Inc.	46,395	4,650
	Kellogg Co.	68,001	4,583
	Corteva Inc.	77,517	4,442
	Constellation Brands Inc. Class A	17,884	4,402
	Hershey Co.	17,024	4,251
	Kimberly-Clark Corp.	30,738	4,244
	Archer-Daniels-Midland Co.	51,496	3,891
	General Mills Inc.	49,688	3,811
	Sysco Corp.	40,334	2,993
	AmerisourceBergen Corp.	15,012	2,889
	McCormick & Co. Inc. (Non-Voting)	32,079	2,798
*	Post Holdings Inc.	27,005	2,340
	Clorox Co.	14,666	2,332
	Kraft Heinz Co.	56,065	1,990
	Brown-Forman Corp. Class B	28,038	1,872
	Campbell Soup Co.	38,971	1,781
	J M Smucker Co.	11,944	1,764
	Altria Group Inc.	37,080	1,680
	Molson Coors Beverage Co. Class B	23,112	1,522
	Tyson Foods Inc. Class A	27,014	1,379
*	US Foods Holding Corp.	30,138	1,326
	Conagra Brands Inc.	38,018	1,282
	Walgreens Boots Alliance Inc.	42,018	1,197
	Lamb Weston Holdings Inc.	9,800	1,126
	Hormel Foods Corp.	25,136	1,011
	Seaboard Corp.	245	872
	Casey's General Stores Inc.	3,314	808
*	Grocery Outlet Holding Corp.	26,400	808
	Brown-Forman Corp. Class A	11,319	770
*	Darling Ingredients Inc.	11,166	712
*	Freshpet Inc.	10,261	675
	Ingredion Inc.	6,341	672
	Bunge Ltd.	6,746	636
	Keurig Dr Pepper Inc.	18,093	566
	Spectrum Brands Holdings Inc.	7,191	561
*	Pilgrim's Pride Corp.	19,755	425
*	Performance Food Group Co.	6,632	400
*	Olaplex Holdings Inc.	25,063	93
			212,006
Energy (2.0%)
	Exxon Mobil Corp.	374,572	40,173
	Chevron Corp.	166,042	26,127
	ConocoPhillips	110,127	11,410
	Schlumberger NV	149,820	7,359
	Devon Energy Corp.	141,993	6,864
	Marathon Petroleum Corp.	48,458	5,650
	Occidental Petroleum Corp.	88,691	5,215
	Marathon Oil Corp.	225,300	5,186
	Cheniere Energy Inc.	31,747	4,837
	EOG Resources Inc.	41,056	4,698
	Diamondback Energy Inc.	29,914	3,929
	Baker Hughes Co. Class A	116,762	3,691

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Hess Corp.	27,022	3,674
	Valero Energy Corp.	28,900	3,390
	Pioneer Natural Resources Co.	15,691	3,251
	Halliburton Co.	92,654	3,057
	Phillips 66	31,976	3,050
	EQT Corp.	72,232	2,971
	Range Resources Corp.	99,510	2,926
	Coterra Energy Inc.	101,672	2,572
*	First Solar Inc.	12,625	2,400
	Murphy Oil Corp.	59,729	2,288
	ChampionX Corp.	68,231	2,118
	ONEOK Inc.	28,464	1,757
*	Enphase Energy Inc.	10,300	1,725
	Williams Cos. Inc.	36,405	1,188
	Targa Resources Corp.	13,957	1,062
	HF Sinclair Corp.	20,892	932
	NOV Inc.	43,700	701
	Kinder Morgan Inc.	40,657	700
*	Plug Power Inc.	65,712	683
	APA Corp.	20,000	683
	DT Midstream Inc.	8,587	426
*	ChargePoint Holdings Inc.	12,880	113
	New Fortress Energy Inc.	4,128	110
	Vitesse Energy Inc.	2,520	56
			166,972
Financials (4.8%)
*	Berkshire Hathaway Inc. Class B	196,755	67,093
	JPMorgan Chase & Co.	294,849	42,883
	Bank of America Corp.	803,071	23,040
	Wells Fargo & Co.	377,301	16,103
	S&P Global Inc.	38,611	15,479
	Morgan Stanley	142,641	12,182
	Goldman Sachs Group Inc.	32,458	10,469
	Aon plc Class A	27,728	9,572
	Marsh & McLennan Cos. Inc.	50,714	9,538
*	Arch Capital Group Ltd.	118,526	8,872
	BlackRock Inc.	12,637	8,734
	Progressive Corp.	64,645	8,557
	Chubb Ltd.	39,599	7,625
	Charles Schwab Corp.	130,899	7,419
	Citigroup Inc.	155,017	7,137
	Intercontinental Exchange Inc.	54,433	6,155
	Moody's Corp.	17,333	6,027
	CME Group Inc.	30,318	5,618
	PNC Financial Services Group Inc.	37,319	4,700
	Arthur J Gallagher & Co.	20,577	4,518
	Aflac Inc.	57,474	4,012
	MSCI Inc. Class A	8,302	3,896
	Webster Financial Corp.	97,211	3,670
	First Citizens BancShares Inc. Class A	2,775	3,562
	Travelers Cos. Inc.	20,181	3,505
	Ameriprise Financial Inc.	10,336	3,433
	Apollo Global Management Inc.	43,815	3,365
	Allstate Corp.	29,764	3,245
	Bank of New York Mellon Corp.	70,675	3,146
*	Markel Group Inc.	2,262	3,129
	American International Group Inc.	52,675	3,031
	Discover Financial Services	25,242	2,950
	Truist Financial Corp.	96,745	2,936
	Pinnacle Financial Partners Inc.	50,851	2,881
	MetLife Inc.	50,516	2,856
	Willis Towers Watson plc	11,000	2,590
	KKR & Co. Inc.	45,775	2,563
	US Bancorp	76,096	2,514
*	Brighthouse Financial Inc.	52,982	2,509
	Assured Guaranty Ltd.	43,927	2,451
	Hartford Financial Services Group Inc.	33,320	2,400
		Shares	Market Value• ($000)
	T. Rowe Price Group Inc.	20,798	2,330
	State Street Corp.	28,728	2,102
	Brown & Brown Inc.	28,718	1,977
	Raymond James Financial Inc.	18,625	1,933
*	Coinbase Global Inc. Class A	24,800	1,774
	W R Berkley Corp.	28,873	1,720
	Globe Life Inc.	15,679	1,719
	FactSet Research Systems Inc.	4,244	1,700
	Broadridge Financial Solutions Inc.	10,218	1,692
	White Mountains Insurance Group Ltd.	1,198	1,664
	Voya Financial Inc.	22,512	1,614
	Reinsurance Group of America Inc.	11,595	1,608
	Wintrust Financial Corp.	21,290	1,546
	Fifth Third Bancorp	55,196	1,447
	RenaissanceRe Holdings Ltd.	7,451	1,390
	East West Bancorp Inc.	25,908	1,368
	Blackstone Inc.	14,437	1,342
	Nasdaq Inc.	26,839	1,338
	Regions Financial Corp.	73,508	1,310
	Cboe Global Markets Inc.	8,286	1,144
	Prudential Financial Inc.	12,838	1,133
*	Credit Acceptance Corp.	2,161	1,098
	Tradeweb Markets Inc. Class A	14,600	1,000
	LPL Financial Holdings Inc.	4,562	992
	Interactive Brokers Group Inc. Class A	11,697	972
*	Upstart Holdings Inc.	26,020	932
	Everest Re Group Ltd.	2,700	923
	Zions Bancorp NA	33,982	913
	Assurant Inc.	7,101	893
	Jefferies Financial Group Inc.	25,339	840
	Ally Financial Inc.	30,516	824
	Affiliated Managers Group Inc.	5,452	817
	Cincinnati Financial Corp.	8,191	797
*	Robinhood Markets Inc. Class A	79,463	793
	Popular Inc.	12,967	785
	Hanover Insurance Group Inc.	6,939	784
	SEI Investments Co.	12,260	731
	MGIC Investment Corp.	45,667	721
	Commerce Bancshares Inc.	13,606	663
	KeyCorp	65,863	609
	MarketAxess Holdings Inc.	2,300	601
	Huntington Bancshares Inc.	52,824	569
	Lincoln National Corp.	21,914	565
	M&T Bank Corp.	4,300	532
	Citizens Financial Group Inc.	19,913	519
	Morningstar Inc.	2,620	514
	BOK Financial Corp.	5,398	436
	Primerica Inc.	2,200	435
	Unum Group	9,127	435
	Northern Trust Corp.	5,700	423
	Bank OZK	9,680	389
	Equitable Holdings Inc.	14,088	383
	Synovus Financial Corp.	10,314	312
	Western Alliance Bancorp	8,200	299
	SLM Corp.	17,179	280
	PacWest Bancorp	24,079	196
	OneMain Holdings Inc.	4,339	190
*	SoFi Technologies Inc.	22,812	190
	Comerica Inc.	4,321	183
	Erie Indemnity Co. Class A	872	183
	New York Community Bancorp Inc.	15,937	179
	Ares Management Corp. Class A	1,623	156
	Loews Corp.	2,394	142
	Stifel Financial Corp.	2,262	135
	Starwood Property Trust Inc.	6,755	131
	Blue Owl Capital Inc. Class A	11,085	129
	Janus Henderson Group plc	4,647	127

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	First American Financial Corp.	2,201	125
	Virtu Financial Inc. Class A	7,311	125
	Invesco Ltd.	7,452	125
	Fidelity National Financial Inc.	3,318	119
	Cullen/Frost Bankers Inc.	980	105
	Prosperity Bancshares Inc.	1,786	101
	CNA Financial Corp.	2,393	92
	Franklin Resources Inc.	1,525	41
	First Horizon Corp.	1,405	16
			405,785
Health Care (6.2%)
	UnitedHealth Group Inc.	91,396	43,929
	Johnson & Johnson	252,614	41,813
	Eli Lilly & Co.	84,163	39,471
	Merck & Co. Inc.	250,533	28,909
	AbbVie Inc.	164,549	22,170
	Thermo Fisher Scientific Inc.	40,487	21,124
	Abbott Laboratories	175,882	19,175
	Pfizer Inc.	508,307	18,645
	Danaher Corp.	66,121	15,869
*	Intuitive Surgical Inc.	38,465	13,153
	Amgen Inc.	53,330	11,840
	Elevance Health Inc.	23,566	10,470
	Cigna Group	37,283	10,462
	Bristol-Myers Squibb Co.	159,884	10,225
	Medtronic plc	111,856	9,855
*	Vertex Pharmaceuticals Inc.	27,730	9,758
	Stryker Corp.	30,849	9,412
	Zoetis Inc. Class A	53,753	9,257
	HCA Healthcare Inc.	27,941	8,480
	Gilead Sciences Inc.	107,230	8,264
*	Regeneron Pharmaceuticals Inc.	11,003	7,906
*	Boston Scientific Corp.	144,841	7,834
*	Edwards Lifesciences Corp.	75,998	7,169
*	Biogen Inc.	23,174	6,601
*	IQVIA Holdings Inc.	29,111	6,543
	Becton Dickinson & Co.	24,638	6,505
	Humana Inc.	13,882	6,207
*	IDEXX Laboratories Inc.	12,149	6,102
*	Dexcom Inc.	40,765	5,239
	West Pharmaceutical Services Inc.	10,749	4,111
	Laboratory Corp. of America Holdings	15,797	3,812
*	Moderna Inc.	31,303	3,803
*	Align Technology Inc.	10,578	3,741
	Agilent Technologies Inc.	29,707	3,572
	GE HealthCare Technologies Inc.	36,776	2,988
	Zimmer Biomet Holdings Inc.	20,466	2,980
*	Centene Corp.	42,874	2,892
*	Acadia Healthcare Co. Inc.	33,932	2,702
*	Hologic Inc.	33,115	2,681
	ResMed Inc.	12,071	2,638
*	Illumina Inc.	13,275	2,489
*	Horizon Therapeutics plc	23,362	2,403
*	Molina Healthcare Inc.	7,532	2,269
*	Seagen Inc.	11,685	2,249
	STERIS plc	9,831	2,212
	Cooper Cos. Inc.	5,606	2,150
*	Veeva Systems Inc. Class A	9,925	1,962
*	DaVita Inc.	18,873	1,896
	Baxter International Inc.	40,551	1,847
*	Charles River Laboratories International Inc.	8,768	1,843
*	Teladoc Health Inc.	71,603	1,813
*	Alnylam Pharmaceuticals Inc.	9,520	1,808
	Quest Diagnostics Inc.	12,819	1,802
*	Elanco Animal Health Inc.	175,845	1,769
*	Sarepta Therapeutics Inc.	15,123	1,732
*	Syneos Health Inc.	40,993	1,727
		Shares	Market Value• ($000)
	Bio-Techne Corp.	20,524	1,675
*	Penumbra Inc.	4,694	1,615
	Revvity Inc.	13,223	1,571
*	BioMarin Pharmaceutical Inc.	16,330	1,415
	Universal Health Services Inc. Class B	8,837	1,394
*	Tenet Healthcare Corp.	16,964	1,381
*	United Therapeutics Corp.	6,154	1,358
*	Neurocrine Biosciences Inc.	14,361	1,354
*	Bio-Rad Laboratories Inc. Class A	3,202	1,214
*	QIAGEN NV	26,551	1,196
*	Envista Holdings Corp.	34,521	1,168
*	Insulet Corp.	4,022	1,160
*	Enovis Corp.	17,955	1,151
*	Masimo Corp.	6,349	1,045
*	Exact Sciences Corp.	10,950	1,028
*	Catalent Inc.	21,736	942
*	Jazz Pharmaceuticals plc	6,900	855
*	Ionis Pharmaceuticals Inc.	20,616	846
	Chemed Corp.	1,555	842
	Cardinal Health Inc.	8,345	789
	Teleflex Inc.	3,249	786
	Bruker Corp.	7,627	564
	DENTSPLY SIRONA Inc.	13,378	535
*	ICU Medical Inc.	2,952	526
*	Tandem Diabetes Care Inc.	21,220	521
	Organon & Co.	24,102	502
*	Mirati Therapeutics Inc.	11,350	410
*	Exelixis Inc.	20,965	401
*	Repligen Corp.	2,800	396
*	Azenta Inc.	8,457	395
*	Novavax Inc.	52,189	388
*	Avantor Inc.	18,405	378
*	agilon health Inc.	21,800	378
*	Novocure Ltd.	8,700	361
*	Ultragenyx Pharmaceutical Inc.	7,812	360
	Viatris Inc.	36,014	359
*	10X Genomics Inc. Class A	6,037	337
*	Sotera Health Co.	17,800	335
	Royalty Pharma plc Class A	7,500	231
*	Ginkgo Bioworks Holdings Inc. Class A	120,233	224
	Encompass Health Corp.	3,143	213
*	Maravai LifeSciences Holdings Inc. Class A	16,033	199
*	Doximity Inc. Class A	4,446	151
*	Amedisys Inc.	1,487	136
*	QuidelOrtho Corp.	1,489	123
	Perrigo Co. plc	3,375	115
*	Enhabit Inc.	9,879	114
*	Certara Inc.	6,109	111
*	Incyte Corp.	1,400	87
			523,913
Industrials (6.3%)
	Visa Inc. Class A	164,996	39,183
	Mastercard Inc. Class A	86,386	33,976
	Accenture plc Class A	64,534	19,914
	Honeywell International Inc.	70,629	14,656
	Deere & Co.	32,002	12,967
	Union Pacific Corp.	63,210	12,934
	Raytheon Technologies Corp.	126,761	12,417
*	Boeing Co.	58,781	12,412
	Caterpillar Inc.	50,318	12,381
	Lockheed Martin Corp.	25,926	11,936
	General Electric Co.	105,976	11,641
	American Express Co.	64,077	11,162
	United Parcel Service Inc. Class B	59,134	10,600
	Automatic Data Processing Inc.	38,396	8,439
	Capital One Financial Corp.	72,570	7,937
	CSX Corp.	232,260	7,920

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	Sherwin-Williams Co.	29,768	7,904
	AMETEK Inc.	46,011	7,448
	Illinois Tool Works Inc.	28,897	7,229
*	Fiserv Inc.	53,944	6,805
	Eaton Corp. plc	32,455	6,527
*	PayPal Holdings Inc.	94,631	6,315
	Northrop Grumman Corp.	13,646	6,220
	Quanta Services Inc.	30,093	5,912
	Vulcan Materials Co.	25,908	5,841
	Norfolk Southern Corp.	25,310	5,739
	TransDigm Group Inc.	6,285	5,620
	United Rentals Inc.	12,074	5,377
	Cintas Corp.	10,685	5,311
	Howmet Aerospace Inc.	105,166	5,212
	FedEx Corp.	20,696	5,131
	Martin Marietta Materials Inc.	11,027	5,091
	Emerson Electric Co.	48,895	4,420
	PACCAR Inc.	51,621	4,318
*	Mettler-Toledo International Inc.	3,121	4,094
	Trane Technologies plc	21,310	4,076
	Parker-Hannifin Corp.	10,202	3,979
*	Block Inc. Class A	58,908	3,921
	Fortive Corp.	51,385	3,842
	Rockwell Automation Inc.	11,329	3,732
	Carrier Global Corp.	74,958	3,726
	Otis Worldwide Corp.	41,684	3,710
*	Keysight Technologies Inc.	21,308	3,568
	PPG Industries Inc.	24,020	3,562
	Old Dominion Freight Line Inc.	9,621	3,557
	Verisk Analytics Inc. Class A	15,666	3,541
	Eagle Materials Inc.	18,979	3,538
	Global Payments Inc.	34,918	3,440
	Equifax Inc.	13,578	3,195
	Ingersoll Rand Inc.	48,482	3,169
*	Middleby Corp.	20,834	3,080
	AECOM	35,745	3,027
	Xylem Inc.	25,125	2,830
	General Dynamics Corp.	13,091	2,817
	Berry Global Group Inc.	43,393	2,792
*	Teledyne Technologies Inc.	6,518	2,680
	L3Harris Technologies Inc.	13,517	2,646
	Textron Inc.	36,284	2,454
	HEICO Corp. Class A	17,003	2,391
	Expeditors International of Washington Inc.	18,995	2,301
	IDEX Corp.	10,462	2,252
	Ball Corp.	37,012	2,154
	Cummins Inc.	8,721	2,138
	WW Grainger Inc.	2,682	2,115
	Nordson Corp.	8,492	2,108
*	Waters Corp.	7,833	2,088
*	Kirby Corp.	27,000	2,078
	Fidelity National Information Services Inc.	37,869	2,071
	Crown Holdings Inc.	23,514	2,043
	Jacobs Solutions Inc.	16,864	2,005
	BWX Technologies Inc.	27,902	1,997
*	Zebra Technologies Corp. Class A	6,410	1,896
	Johnson Controls International plc	27,779	1,893
	A O Smith Corp.	25,732	1,873
*	Fair Isaac Corp.	2,234	1,808
	AGCO Corp.	13,710	1,802
	TransUnion	22,383	1,753
	Owens Corning	13,342	1,741
	ITT Inc.	18,189	1,695
	3M Co.	16,900	1,692
	JB Hunt Transport Services Inc.	8,852	1,602
	Valmont Industries Inc.	5,396	1,570
*	Gates Industrial Corp. plc	115,169	1,552
		Shares	Market Value• ($000)
*	FleetCor Technologies Inc.	6,146	1,543
	Synchrony Financial	45,220	1,534
	Lennox International Inc.	4,681	1,526
*	GXO Logistics Inc.	23,880	1,500
	Dover Corp.	10,110	1,493
	Allegion plc	12,151	1,458
	Huntington Ingalls Industries Inc.	6,396	1,456
*	Trimble Inc.	27,404	1,451
	Tetra Tech Inc.	8,433	1,381
	Masco Corp.	23,716	1,361
	Fortune Brands Innovations Inc.	18,587	1,337
	Toro Co.	13,011	1,323
	DuPont de Nemours Inc.	18,096	1,293
*	Axon Enterprise Inc.	6,300	1,229
	Landstar System Inc.	6,235	1,200
	Packaging Corp. of America	8,446	1,116
	Oshkosh Corp.	12,558	1,087
*	Axalta Coating Systems Ltd.	32,960	1,081
	Paychex Inc.	9,200	1,029
	Esab Corp.	15,396	1,024
*	WEX Inc.	5,487	999
	Booz Allen Hamilton Holding Corp. Class A	8,401	938
	Silgan Holdings Inc.	18,967	889
*	XPO Inc.	15,015	886
	MKS Instruments Inc.	8,065	872
	WESCO International Inc.	4,845	868
*	MasTec Inc.	7,279	859
	Carlisle Cos. Inc.	3,333	855
	Sensata Technologies Holding plc	18,883	850
	Regal Rexnord Corp.	5,498	846
	Stanley Black & Decker Inc.	8,617	807
	Knight-Swift Transportation Holdings Inc. Class A	14,300	795
	Donaldson Co. Inc.	12,229	764
	RPM International Inc.	8,489	762
	Lincoln Electric Holdings Inc.	3,765	748
*	Euronet Worldwide Inc.	6,010	705
	Jack Henry & Associates Inc.	4,179	699
*	Mohawk Industries Inc.	6,554	676
	Westinghouse Air Brake Technologies Corp.	6,010	659
	Air Lease Corp. Class A	15,591	652
	Pentair plc	10,087	652
*	FTI Consulting Inc.	3,400	647
	Graco Inc.	7,412	640
	Littelfuse Inc.	2,168	632
	AptarGroup Inc.	5,445	631
	Robert Half International Inc.	8,260	621
	Snap-on Inc.	2,097	604
	CH Robinson Worldwide Inc.	6,311	595
	Vontier Corp.	17,060	549
	Cognex Corp.	9,708	544
	Sealed Air Corp.	13,116	525
	nVent Electric plc	10,087	521
	Armstrong World Industries Inc.	6,812	500
	Woodward Inc.	3,945	469
	Advanced Drainage Systems Inc.	4,120	469
	Brunswick Corp.	5,158	447
	Genpact Ltd.	11,065	416
	Flowserve Corp.	10,413	387
	Curtiss-Wright Corp.	2,100	386
	Graphic Packaging Holding Co.	15,800	380
	Schneider National Inc. Class B	13,062	375
	Hubbell Inc. Class B	1,100	365
*	RXO Inc.	11,342	257
*	Paylocity Holding Corp.	1,300	240
*	Affirm Holdings Inc. Class A	15,398	236
*	Masterbrand Inc.	18,587	216
	MDU Resources Group Inc.	9,950	208

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	2,450	195
	HEICO Corp.	1,087	192
*	Builders FirstSource Inc.	1,401	191
	ADT Inc.	28,622	173
*	AZEK Co. Inc. Class A	5,509	167
*	Trex Co. Inc.	2,409	158
	Louisiana-Pacific Corp.	2,046	153
	Westrock Co.	4,864	141
*	BILL Holdings Inc.	1,202	140
*	Hayward Holdings Inc.	10,084	130
*	NU Holdings Ltd. Class A	16,205	128
	Western Union Co.	10,791	127
	Sonoco Products Co.	2,028	120
	Spirit AeroSystems Holdings Inc. Class A	3,840	112
*	Knife River Corp.	2,487	108
	Ardagh Metal Packaging SA	27,359	103
*,1	Godha Cabcon & Insulation Ltd.	25,555	—
			533,890
Other (0.3%)
[2]	Vanguard Tax-Exempt Bond Index ETF	616,234	30,947
Real Estate (1.3%)
	Prologis Inc.	99,320	12,180
	American Tower Corp.	41,741	8,095
	Equinix Inc.	9,921	7,777
*	CBRE Group Inc. Class A	60,162	4,856
	Crown Castle Inc.	40,183	4,578
	Equity Residential	58,931	3,888
	Iron Mountain Inc.	68,339	3,883
*	CoStar Group Inc.	42,915	3,819
	Mid-America Apartment Communities Inc.	24,294	3,689
	SBA Communications Corp. Class A	15,794	3,660
	Public Storage	12,156	3,548
	AvalonBay Communities Inc.	16,865	3,192
	Camden Property Trust	27,443	2,988
	Host Hotels & Resorts Inc.	175,919	2,961
	American Homes 4 Rent Class A	81,183	2,878
	VICI Properties Inc. Class A	86,309	2,713
	Digital Realty Trust Inc.	22,270	2,536
	Extra Space Storage Inc.	16,800	2,501
	Welltower Inc.	29,375	2,376
*	Howard Hughes Corp.	24,432	1,928
	Rexford Industrial Realty Inc.	34,400	1,796
*	Jones Lang LaSalle Inc.	11,207	1,746
	Equity LifeStyle Properties Inc.	24,524	1,640
	Essex Property Trust Inc.	6,768	1,586
	Life Storage Inc.	10,875	1,446
	Simon Property Group Inc.	12,510	1,445
	Americold Realty Trust Inc.	40,555	1,310
	Weyerhaeuser Co.	38,662	1,296
	UDR Inc.	27,088	1,164
	First Industrial Realty Trust Inc.	21,230	1,118
	Alexandria Real Estate Equities Inc.	9,606	1,090
	Realty Income Corp.	16,985	1,015
	Invitation Homes Inc.	27,059	931
	Lamar Advertising Co. Class A	8,832	877
*	Zillow Group Inc. Class A	17,624	867
	EastGroup Properties Inc.	4,785	831
	Apartment Income REIT Corp. Class A	21,766	786
*	Zillow Group Inc. Class C	15,191	763
	SL Green Realty Corp.	22,832	686
	Ventas Inc.	13,580	642
	Douglas Emmett Inc.	49,446	622
	Sun Communities Inc.	4,500	587
	Medical Properties Trust Inc.	52,702	488
	Federal Realty Investment Trust	4,442	430
	Kilroy Realty Corp.	14,213	428
		Shares	Market Value• ($000)
*	WeWork Inc. Class A	1,674,346	428
	CubeSmart	9,500	424
*	Opendoor Technologies Inc.	93,478	376
	Boston Properties Inc.	5,600	322
	Rayonier Inc.	9,380	294
	EPR Properties	3,121	146
	Omega Healthcare Investors Inc.	4,245	130
	Kimco Realty Corp.	6,543	129
	Vornado Realty Trust	7,043	128
	Regency Centers Corp.	2,045	126
	Brixmor Property Group Inc.	5,563	122
	Highwoods Properties Inc.	5,071	121
	JBG SMITH Properties	7,894	119
	Spirit Realty Capital Inc.	2,963	117
	NNN REIT Inc.	2,717	116
	Gaming & Leisure Properties Inc.	2,297	111
	National Storage Affiliates Trust	2,600	91
			112,936
Technology (14.9%)
	Apple Inc.	1,501,674	291,280
	Microsoft Corp.	750,734	255,655
	NVIDIA Corp.	244,987	103,634
*	Alphabet Inc. Class A	638,300	76,405
*	Alphabet Inc. Class C	532,931	64,469
*	Meta Platforms Inc. Class A	224,485	64,423
	Broadcom Inc.	36,673	31,811
*	Adobe Inc.	49,641	24,274
*	Salesforce Inc.	102,429	21,639
*	Advanced Micro Devices Inc.	176,679	20,126
	Oracle Corp.	165,126	19,665
	Texas Instruments Inc.	78,992	14,220
	Applied Materials Inc.	91,615	13,242
	Intuit Inc.	28,645	13,125
	QUALCOMM Inc.	108,410	12,905
	Intel Corp.	349,870	11,700
	International Business Machines Corp.	82,784	11,077
*	ServiceNow Inc.	18,434	10,359
	Lam Research Corp.	13,387	8,606
	Micron Technology Inc.	132,374	8,354
*	Palo Alto Networks Inc.	32,648	8,342
*	Cadence Design Systems Inc.	33,815	7,930
*	Synopsys Inc.	17,645	7,683
	Analog Devices Inc.	36,266	7,065
	Roper Technologies Inc.	14,570	7,005
	Marvell Technology Inc.	112,683	6,736
	KLA Corp.	12,383	6,006
	Amphenol Corp. Class A	65,560	5,569
*	ON Semiconductor Corp.	58,609	5,543
*	Workday Inc. Class A	23,847	5,387
*	Fortinet Inc.	70,972	5,365
	Microchip Technology Inc.	57,040	5,110
*	Autodesk Inc.	22,471	4,598
*	Snowflake Inc. Class A	24,193	4,257
	HP Inc.	119,671	3,675
*	ANSYS Inc.	10,269	3,392
	Cognizant Technology Solutions Corp. Class A	49,717	3,246
*	Atlassian Corp. Class A	19,230	3,227
*	Palantir Technologies Inc. Class A	207,700	3,184
*	Gartner Inc.	9,051	3,171
*	MongoDB Inc. Class A	7,494	3,080
*	VeriSign Inc.	12,758	2,883
	CDW Corp.	15,357	2,818
*	Arrow Electronics Inc.	17,906	2,565
	Teradyne Inc.	22,732	2,531
*	Tyler Technologies Inc.	6,076	2,530
	Hewlett Packard Enterprise Co.	142,406	2,392
	Corning Inc.	68,131	2,387

Tax-Managed Balanced Fund
		Shares	Market Value• ($000)
*	Guidewire Software Inc.	29,042	2,210
*	Western Digital Corp.	56,117	2,129
*	CACI International Inc. Class A	6,163	2,101
	Skyworks Solutions Inc.	17,100	1,893
*	Cloudflare Inc. Class A	27,100	1,772
	Dell Technologies Inc. Class C	31,391	1,699
*	PTC Inc.	11,822	1,682
*	Manhattan Associates Inc.	7,597	1,518
*	Crowdstrike Holdings Inc. Class A	10,001	1,469
*	Teradata Corp.	26,458	1,413
*	IAC Inc.	22,353	1,404
*	Akamai Technologies Inc.	15,501	1,393
*	GoDaddy Inc. Class A	17,857	1,342
*	Confluent Inc. Class A	37,795	1,335
*	Ceridian HCM Holding Inc.	19,578	1,311
*	Lattice Semiconductor Corp.	13,583	1,305
	Monolithic Power Systems Inc.	2,320	1,253
	Paycom Software Inc.	3,751	1,205
*	Toast Inc. Class A	52,000	1,174
*	Match Group Inc.	26,773	1,120
*	Elastic NV	17,000	1,090
*	Qorvo Inc.	10,165	1,037
*	Pure Storage Inc. Class A	28,105	1,035
*	HubSpot Inc.	1,916	1,019
*	Splunk Inc.	9,487	1,006
	Vertiv Holdings Co. Class A	39,400	976
*	Zscaler Inc.	6,613	967
*	NCR Corp.	37,325	941
	Jabil Inc.	8,300	896
*	Wolfspeed Inc.	15,909	884
	NetApp Inc.	11,362	868
*	F5 Inc.	5,875	859
*	Datadog Inc. Class A	8,730	859
*	Black Knight Inc.	13,745	821
*	EPAM Systems Inc.	3,426	770
	Amdocs Ltd.	7,600	751
*	DocuSign Inc. Class A	14,425	737
*	New Relic Inc.	11,000	720
	Dolby Laboratories Inc. Class A	8,275	692
*	Smartsheet Inc. Class A	17,000	650
*	Pinterest Inc. Class A	22,695	620
*	Twilio Inc. Class A	9,718	618
*	Informatica Inc. Class A	32,443	600
	Leidos Holdings Inc.	6,450	571
	SS&C Technologies Holdings Inc.	9,358	567
	Pegasystems Inc.	11,442	564
*	Unity Software Inc.	12,900	560
*	SentinelOne Inc. Class A	36,846	556
	Entegris Inc.	5,006	555
	Universal Display Corp.	3,786	546
*	Okta Inc. Class A	7,709	535
*	DoorDash Inc. Class A	6,900	527
*	Nutanix Inc. Class A	18,189	510
*	Definitive Healthcare Corp. Class A	46,077	507
*	DoubleVerify Holdings Inc.	12,015	468
*	DXC Technology Co.	16,942	453
	Gen Digital Inc.	24,339	451
*	Dropbox Inc. Class A	15,760	420
*	Kyndryl Holdings Inc.	28,580	380
*	Clarivate plc	35,372	337
*	AppLovin Corp. Class A	12,252	315
*	Dynatrace Inc.	4,970	256
*	VMware Inc. Class A	1,759	253
*	ZoomInfo Technologies Inc. Class A	8,580	218
	Bentley Systems Inc. Class B	3,941	214
*	Five9 Inc.	2,137	176
*	UiPath Inc. Class A	10,069	167
		Shares	Market Value• ($000)
*	nCino Inc.	5,545	167
*	CCC Intelligent Solutions Holdings Inc.	14,588	164
	TD SYNNEX Corp.	1,700	160
*	Procore Technologies Inc.	2,434	158
	KBR Inc.	2,220	144
	Concentrix Corp.	1,700	137
	National Instruments Corp.	2,212	127
	Dun & Bradstreet Holdings Inc.	10,863	126
*	Paycor HCM Inc.	5,282	125
*	IPG Photonics Corp.	621	84
			1,266,288
Telecommunications (1.0%)
	Cisco Systems Inc.	394,484	20,411
	Comcast Corp. Class A	429,326	17,838
*	T-Mobile US Inc.	78,976	10,970
	AT&T Inc.	613,835	9,791
	Verizon Communications Inc.	244,892	9,107
*	Arista Networks Inc.	33,504	5,430
*	Charter Communications Inc. Class A	13,609	5,000
	Motorola Solutions Inc.	15,378	4,510
*	Liberty Broadband Corp. Class C	22,021	1,764
*	Roku Inc. Class A	9,998	639
*	Ciena Corp.	14,679	624
*	DISH Network Corp. Class A	81,311	536
*	Altice USA Inc. Class A	165,695	500
*	Liberty Broadband Corp. Class A	4,398	351
*	Viasat Inc.	8,397	346
	Ubiquiti Inc.	1,382	243
	Cable One Inc.	230	151
*	Lumentum Holdings Inc.	2,376	135
			88,346
Utilities (1.4%)
	NextEra Energy Inc.	209,917	15,576
	Southern Co.	101,392	7,123
	Waste Management Inc.	34,603	6,001
	Duke Energy Corp.	61,934	5,558
	Consolidated Edison Inc.	59,901	5,415
*	Clean Harbors Inc.	31,700	5,212
	Public Service Enterprise Group Inc.	78,693	4,927
	CMS Energy Corp.	81,127	4,766
*	PG&E Corp.	260,094	4,494
	Exelon Corp.	110,084	4,485
	WEC Energy Group Inc.	46,764	4,126
	Sempra Energy	27,579	4,015
	American Electric Power Co. Inc.	45,486	3,830
	Constellation Energy Corp.	40,963	3,750
	Dominion Energy Inc.	62,515	3,238
	Xcel Energy Inc.	45,501	2,829
	Republic Services Inc. Class A	17,596	2,695
	FirstEnergy Corp.	66,335	2,579
	American Water Works Co. Inc.	18,056	2,578
	NiSource Inc.	71,646	1,960
	DTE Energy Co.	17,175	1,890
	Atmos Energy Corp.	15,648	1,820
	Eversource Energy	24,487	1,737
	Edison International	23,953	1,664
	Essential Utilities Inc.	41,466	1,655
	Evergy Inc.	25,588	1,495
	Alliant Energy Corp.	27,477	1,442
	Vistra Corp.	51,991	1,365
	AES Corp.	59,985	1,243
	NRG Energy Inc.	32,838	1,228
	Entergy Corp.	12,109	1,179
	Ameren Corp.	13,278	1,084
	Pinnacle West Capital Corp.	12,018	979
	OGE Energy Corp.	24,276	872

Tax-Managed Balanced Fund
				Shares	Market Value• ($000)
	UGI Corp.			15,661	422
	CenterPoint Energy Inc.			13,100	382
*	Sunrun Inc.			16,293	291
	PPL Corp.			6,478	171
*	Stericycle Inc.			3,528	164
	Brookfield Renewable Corp. Class A			4,266	134
	IDACORP Inc.			1,228	126
	National Fuel Gas Co.			2,430	125
	Hawaiian Electric Industries Inc.			3,277	119
					116,744
Total Common Stocks (Cost $1,605,778)					4,140,065
		Coupon	Maturity Date	Face Amount ($000)
Tax-Exempt Municipal Bonds (51.1%)
Alabama (1.5%)
	Alabama Economic Settlement Authority BP Settlement Revenue	4.000%	9/15/33	500	501
	Alabama Federal AID Highway Finance Authority SO Revenue ETM	5.000%	9/1/25	3,525	3,673
	Alabama State Corrections Institution Finance Authority Revenue	5.000%	7/1/31	1,100	1,252
	Alabama State Public School & College Authority Capital Improvement & Refunding Bonds Revenue	5.000%	1/1/27	5,000	5,089
	Alabama State Public School & College Authority Tax-Exempt Capital Improvement & Refunding Bonds Revenue	4.000%	11/1/36	3,690	3,794
	Auburn AL GO	5.000%	8/1/38	1,000	1,118
	Birmingham-Jefferson AL Civic Center Authority Special Tax Bonds	5.000%	7/1/31	1,125	1,215
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/23	1,555	1,554
	Black Belt Energy Gas District Alabama Gas Prepay Revenue (Project No. 3) PUT	4.000%	12/1/25	880	875
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.000%	6/1/28	5,720	5,988
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.500%	12/1/28	1,000	1,056
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	6/1/29	13,590	14,226
	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	10/1/30	3,975	4,195
[3]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT	5.250%	12/1/30	2,930	3,129
[4]	Black Belt Energy Gas District Alabama Gas Project Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.660%	10/1/27	3,750	3,664
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 6) PUT	4.000%	12/1/26	1,580	1,566
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 7) PUT	4.000%	12/1/26	8,095	8,022
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Black Belt Energy Gas District Alabama Gas Project Revenue (Project No. 8) PUT	4.000%	12/1/29	5,660	5,499
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/27	3,335	3,325
[3]	Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	12/1/31	6,670	6,590
	Huntsville AL Electric System Revenue	5.000%	12/1/30	510	549
	Huntsville AL GO	5.000%	5/1/35	1,125	1,211
	Huntsville AL GO	5.000%	5/1/38	1,860	2,029
	Huntsville AL Health Care Authority Revenue	5.000%	6/1/35	780	838
	Huntsville AL Water System Revenue	5.000%	11/1/27	1,070	1,164
	Jefferson County AL Revenue	5.000%	9/15/29	1,470	1,553
	Jefferson County AL Revenue	5.000%	9/15/33	1,000	1,048
	Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	501
[5]	Jefferson County AL Sewer Revenue	0.000%	10/1/25	500	445
	Lower AL Gas District Gas Project Revenue	5.000%	9/1/34	2,000	2,097
	Lower AL Gas District Gas Project Revenue PUT	4.000%	12/1/25	3,255	3,236
	Mobile Alabama Industrial Development Board Pollution Control Revenue (Alabama Power Co. Barry Plant Project) PUT	3.780%	6/16/26	250	250
	Montgomery AL GO	4.000%	12/1/36	400	412
	Montgomery AL GO	4.000%	12/1/39	450	455
	Orange Beach AL Water Sewer & Fire Protection Authority Revenue	4.000%	5/15/38	3,500	3,509
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	5.000%	12/1/30	2,000	2,138
	Pell City AL Special Care Facilities Financing Authority Revenue (Noland Health Services Inc.)	4.000%	12/1/34	2,000	1,986
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	4/1/24	6,680	6,670
	Southeast Alabama Gas Supply District Revenue PUT	4.000%	6/1/24	1,515	1,512
	Southeast Energy Authority AL Commodity Supply Revenue (Project No. 3) PUT	5.500%	12/1/29	1,270	1,350
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 1) PUT	4.000%	10/1/28	805	795
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 2) PUT	4.000%	12/1/31	690	671
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 4) PUT	5.000%	8/1/28	5,450	5,635
	Southeast Energy Authority AL Cooperative District Commodity Supply Revenue (Project No. 5) PUT	5.250%	7/1/29	4,585	4,794
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/27	530	562
	Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/28	1,090	1,150
	University of Alabama General Revenue	3.000%	7/1/36	1,085	990

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	University of South Alabama University Facilities Revenue	5.000%	11/1/34	2,265	2,361
	West Jefferson AL Industrial Development Board Pollution Control Revenue	3.650%	6/1/28	550	550
					126,792
Alaska (0.1%)
	Alaska Housing Finance Corp. Revenue	5.000%	12/1/35	1,500	1,651
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/31	1,095	1,246
	Alaska Housing Finance Corp. State Capital Project Revenue	5.000%	6/1/34	1,285	1,429
	Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/37	3,000	3,306
	Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center)	5.000%	9/1/31	1,345	1,387
	Municipality of Anchorage GO	4.000%	9/1/36	785	813
	Northern Tobacco Securitization Corp. AK Revenue	4.000%	6/1/38	1,000	968
					10,800
Arizona (1.0%)
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/30	675	698
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	545	554
	Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	755	885
	Arizona COP ETM	5.000%	10/1/26	2,000	2,127
	Arizona Excise Taxes Obligations Revenue	1.500%	7/1/29	600	537
	Arizona Excise Taxes Obligations Revenue	2.100%	7/1/36	1,000	799
[3,6]	Arizona Industrial Development Authority Multifamily Housing Revenue TOB VRDO	3.920%	7/3/23	27,200	27,200
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.375%	7/1/25	180	99
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.500%	7/1/26	100	55
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.625%	7/1/27	265	146
[6,7]	Arizona Industrial Development Authority Revenue (Economic Legacy Cares)	6.750%	7/1/28	305	168
	Arizona Industrial Development Authority Revenue (Greathearts Arizona Projects)	3.000%	7/1/37	695	597
	Arizona Industrial Development Authority Revenue (Lincoln South Beltway Project)	5.000%	11/1/28	1,290	1,420
[8]	Arizona Sports & Tourism Authority Revenue (Multipurpose Stadium Facility Project)	5.000%	7/1/31	3,000	3,369
	Arizona State Transportation Board Highway Revenue	5.000%	7/1/28	2,500	2,645
	Arizona State University Revenue	5.000%	7/1/40	1,000	1,083
	Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	1,620	1,689
	Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	2,155	2,155
	Arizona Transportation Board Highway Revenue	5.000%	7/1/33	1,000	1,053
	Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/27	1,000	1,023
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coconino AZ County Pollution Control Corp. Revenue PUT	3.750%	3/31/26	100	100
	Glendale City AZ Excise Tax Refunding Obligations Revenue	5.000%	7/1/28	1,785	1,930
	La Paz County AZ Industrial Development Authority Education Facility Lease Revenue (Harmony Public Schools Project)	5.000%	2/15/31	100	104
	Maricopa County AZ Elementary School District No. 14 (Creighton) GO	3.000%	7/1/32	1,000	998
[6]	Maricopa County AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Projects)	3.000%	7/1/31	650	570
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Banner Health) PUT	5.000%	11/1/30	1,000	1,110
	Maricopa County AZ Industrial Development Authority Hospital Revenue (Honorhealth)	5.000%	9/1/33	830	896
	Maricopa County AZ Industrial Development Authority Revenue (Banner Health) PUT	5.000%	5/15/26	1,000	1,045
	Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	2.400%	6/1/35	1,000	787
	Maricopa County AZ School District No. 83 Revenue	3.000%	10/1/39	1,000	770
	Maricopa County AZ Unified School District No. 4 (Mesa) GO	5.000%	7/1/24	1,730	1,762
[9,10]	Phoenix AZ Civic Improvement Corp. Distribution Revenue	5.500%	7/1/42	1,500	1,832
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.000%	7/1/27	1,295	1,368
	Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	4.000%	7/1/28	2,015	2,031
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	2,040	2,040
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	2,520	2,566
	Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	1,900	1,996
	Phoenix AZ GO	5.000%	7/1/31	1,500	1,747
[6]	Phoenix AZ Industrial Development Authority Education Revenue (Legacy Traditional Schools Project)	5.000%	7/1/36	1,000	989
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/27	300	310
	Phoenix AZ Industrial Development Authority Lease Revenue (Downtown Phoenix Student Housing LLC)	5.000%	7/1/28	250	261
[6]	Pima County AZ Industrial Development Authority Revenue (American Leadership Academy Project)	4.000%	6/15/31	1,050	996
	Pima County AZ Industrial Development Authority Revenue (Tucson Medical Center)	4.000%	4/1/38	1,040	997
	Pima County AZ Sewer System Revenue	5.000%	7/1/24	1,105	1,126
	Pima County AZ Sewer System Revenue	5.000%	7/1/25	1,000	1,001

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regional Public Transportation Authority Arizona Excise Tax Revenue (Maricopa County Public Transportation)	5.250%	7/1/24	1,125	1,149
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,632
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/43	1,000	1,118
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	910	921
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,500	2,580
	Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	640	674
	Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/37	1,015	1,061
					86,769
Arkansas (0.2%)
	Arkansas Development Finance Authority Health Care Revenue Baptist Memorial Health Care Corp.	5.000%	9/1/32	2,000	2,122
	Arkansas Federal Highway GO	3.000%	4/1/24	5,000	4,991
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/29	1,075	1,133
	Pulaski County AR Hospital Revenue (Arkansas Children's Hospital)	5.000%	3/1/38	500	547
	Rogers AR Arkansas Sales Tax Revenue	4.000%	11/1/32	1,090	1,116
[8]	Springdale AR Sales & Use Revenue	5.000%	4/1/37	1,000	1,008
	Springdale AR School District No. 50 GO	3.000%	6/1/32	495	475
	University of Arkansas Revenue	5.000%	11/1/24	850	870
	University of Arkansas Revenue	5.000%	11/1/30	775	819
	University of Arkansas Revenue	5.000%	4/1/38	1,000	1,116
					14,197
California (4.2%)
[5]	ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30	1,135	1,235
[11]	Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	740	575
	Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	1,000	1,021
	Antelope Valley CA Community College District Election GO	0.000%	8/1/35	650	402
	Bakersfield CA Wastewater Revenue	5.000%	9/15/27	300	314
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37	820	834
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,950	2,873
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	960	948
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	2,000	1,946
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	985	965
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.300%	4.310%	4/1/27	1,000	976
[4]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.410%	4.420%	4/1/28	1,000	972
[11]	Brea CA Redevelopment Agency Tax Allocation Bonds (Redevelopment Project AB)	0.000%	8/1/29	1,000	805
	California Community Choice Financing Authority Revenue PUT	4.000%	12/1/27	3,325	3,311
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/28	3,170	3,170
	California Community Choice Financing Authority Revenue PUT	5.500%	11/1/28	6,090	6,426
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	1,225	1,278
	California Community Choice Financing Authority Revenue PUT	5.000%	8/1/29	7,545	7,927
	California Community Choice Financing Authority Revenue PUT	4.000%	8/1/31	3,105	3,085
	California Educational Facilities Authority Revenue	5.000%	6/1/43	1,000	1,188
	California GO	5.000%	11/1/23	155	156
	California GO	5.000%	4/1/24	2,000	2,030
	California GO	5.000%	10/1/24	2,000	2,051
	California GO	5.000%	12/1/24	2,000	2,059
	California GO	5.000%	3/1/26	660	682
	California GO	5.000%	4/1/26	2,000	2,114
	California GO	5.000%	10/1/26	1,000	1,067
	California GO	5.000%	4/1/27	2,000	2,161
	California GO	5.000%	4/1/27	1,000	1,080
	California GO	3.500%	8/1/27	1,515	1,542
	California GO	5.000%	10/1/27	1,000	1,093
	California GO	5.000%	4/1/28	5,125	5,662
	California GO	5.000%	4/1/28	1,000	1,105
	California GO	5.000%	10/1/28	1,000	1,117
	California GO	5.000%	4/1/29	1,000	1,126
	California GO	5.000%	9/1/29	455	484
	California GO	5.000%	9/1/29	1,000	1,136
	California GO	5.000%	11/1/29	1,700	1,709
	California GO	5.000%	11/1/29	5,000	5,696
	California GO	5.000%	4/1/31	1,000	1,170
	California GO	4.000%	8/1/31	1,675	1,730
	California GO	5.000%	4/1/32	2,500	2,813
	California GO	5.000%	9/1/32	1,000	1,002
	California GO	5.000%	10/1/32	1,875	1,919
	California GO	4.000%	8/1/33	1,520	1,566
	California GO	5.000%	8/1/33	2,865	3,042
	California GO	4.000%	9/1/33	2,000	2,062
	California GO	3.000%	10/1/34	2,725	2,667
	California GO	5.000%	11/1/34	1,340	1,545
	California GO	5.000%	3/1/35	2,000	2,277
	California GO	5.000%	4/1/35	210	233
	California GO	3.000%	10/1/35	1,815	1,732
	California GO	4.000%	3/1/36	2,000	2,090
	California GO	5.000%	4/1/36	5,000	5,555
	California GO	5.000%	9/1/36	1,000	1,057
	California GO	4.000%	10/1/36	1,155	1,209
	California GO	4.000%	4/1/42	1,000	1,017
	California GO	5.000%	4/1/42	500	534
	California GO	5.000%	10/1/42	1,500	1,633
	California Health Facilities Financing Authority Revenue PUT	5.000%	11/1/29	6,250	7,020
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	5.000%	9/1/28	1,000	1,063

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Revenue (Cedars-Sinai Health System)	5.000%	8/15/41	1,300	1,439
	California Health Facilities Financing Authority Revenue (Common Spirit Health)	4.000%	4/1/37	1,000	990
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) Prere.	5.000%	10/1/25	795	830
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	1,195	1,198
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25	895	919
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	1,000	1,067
	California Housing Finance Agency Municipal Certificates Revenue	4.000%	3/20/33	2,501	2,456
	California Housing Finance Agency Municipal Certificates Revenue	4.250%	1/15/35	552	552
	California Housing Finance Agency Municipal Certificates Revenue	3.750%	3/25/35	2,544	2,473
	California Housing Finance Agency Municipal Certificates Revenue	3.500%	11/20/35	1,452	1,359
	California Housing Finance Agency Municipal Certificates Revenue	3.250%	8/20/36	3,221	2,933
	California Housing Finance Agency Municipal Certificates Revenue	4.375%	9/20/36	500	499
[6]	California Housing Finance Agency Municipal Certificates Revenue PUT	4.500%	9/1/23	2,200	2,200
[10]	California Infrastructure & Economic Development Bank Revenue (Bay Area Toll Bridges Seismic Retrofit) Prere.	5.000%	1/1/28	500	550
[4]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, SIFMA Municipal Swap Index Yield + 0.350%	4.360%	8/1/24	1,000	989
	California Infrastructure & Economic Development Bank Revenue (County Museum of Art Project) PUT	1.200%	6/1/28	1,000	863
	California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,012
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/26	1,200	1,229
	California State Department of Water Resources Central Valley Project Revenue	5.000%	12/1/30	5,425	6,355
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/26	1,000	1,074
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/28	1,000	1,122
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/29	1,000	1,136
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/30	1,000	1,159
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California State Public Works Board Lease Revenue (Various Capital Projects)	5.000%	8/1/34	340	397
	California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,050
	California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,155
	California State University Systemwide Revenue	5.000%	11/1/37	1,000	1,040
	California State University Systemwide Revenue	5.000%	11/1/41	1,400	1,463
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	40	41
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	165	169
	California State University Systemwide Revenue Prere.	5.000%	11/1/24	1,970	2,022
[3,6]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	3.850%	7/3/23	2,848	2,848
	California Statewide Communities Development Authority Pollution Control Revenue (Southern Edison Co.)	1.750%	9/1/29	1,000	849
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	2,250	2,527
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	1,000	1,123
[6]	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.000%	12/1/28	400	408
[5]	Centinela Valley CA Union High School District GO	4.000%	8/1/29	1,035	1,072
	Chabot-Las Positas CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,001
[5]	Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/30	800	838
	Chino Valley Unified School District GO	0.000%	8/1/31	600	453
	Citrus CA Community College District GO Prere.	5.000%	2/1/24	1,000	1,011
	Contra Costa CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,001
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,004
[6]	CSCDA Community Improvement Authority Revenue	2.650%	12/1/46	1,500	1,156
[6]	CSCDA Community Improvement Authority Revenue	2.450%	2/1/47	900	700
[6]	CSCDA Community Improvement Authority Revenue	3.500%	5/1/47	500	397
	East Bay CA Municipal Utility District Wastewater System Revenue	5.000%	6/1/34	1,375	1,434
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/42	2,875	3,045
[5]	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	1,000	984
	East Side CA Union High School District Santa Clara County GO	2.000%	8/1/33	1,000	857
[4]	Eastern Municipal Water & Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	4.110%	7/1/24	300	299
[12]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.200% coupon rate effective 1/15/2024	0.000%	1/15/29	1,390	1,578

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,046
	Golden State Tobacco Securitization Corp. California Revenue ETM	5.000%	6/1/25	500	519
[11]	Golden State Tobacco Securitization Corp. California Revenue ETM	0.000%	6/1/27	2,070	1,852
	Golden State Tobacco Securitization Corp. California Revenue Prere.	5.000%	6/1/25	1,140	1,186
	Grossmont CA Healthcare District GO	4.000%	7/15/40	2,000	1,994
	La Quinta CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project 2014A) Prere.	5.000%	9/1/24	1,000	1,023
	La Quinta CA Redevelopment Agency Successor Tax Allocation Subordinate Refunding Bonds (Redevelopment Area No.1 & 2 2013A) Prere.	5.000%	9/1/23	1,500	1,504
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	435	437
[9]	Long Beach CA Unified School District GO	0.000%	8/1/24	1,290	1,245
	Los Angeles CA Community College District GO	5.000%	8/1/24	1,015	1,038
	Los Angeles CA Community College District GO Prere.	4.000%	8/1/23	2,000	2,001
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	1,670	1,814
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	2,000	2,292
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	400	470
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	2,000	2,103
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	370	394
	Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/40	2,055	2,092
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	1,400	1,566
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	5,000	5,683
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,375	1,485
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,330	1,465
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,048
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,695	1,859
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,000	1,171
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,000	1,064
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,145	1,246
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	500	531
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,550	2,769
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	2,635	2,990
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	1,005	1,137
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/41	1,880	2,115
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	2,000	2,080
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,400	1,526
	Los Angeles CA Unified School District GO	4.000%	7/1/35	2,250	2,365
	Los Angeles CA Unified School District GO	4.000%	7/1/40	455	461
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,755	1,884
	Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	1,000	1,074
	Los Angeles County CA Community Facilities District No. 2021-01	5.000%	9/1/42	1,800	1,831
[8]	Los Angeles County CA School District GO	5.000%	7/1/36	1,000	1,085
	Metropolitan Water District of Southern California Waterworks Revenue	5.000%	10/1/29	1,000	1,146
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.150%	5/21/24	500	500
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.150%	5/21/24	500	500
[4]	Metropolitan Water District of Southern California Waterworks Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	4.150%	5/21/24	500	500
	Milpitas CA Redevelopment Agency Successor Tax Allocation Refunding Bonds (Redevelopment Project Area No.1 2015)	5.000%	9/1/31	1,130	1,174
	M-S-R CA Energy Authority Gas Revenue	6.500%	11/1/39	555	667
	Napa Valley CA Community College District GO	4.000%	8/1/32	1,090	1,119
	Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	508
[9]	Palomar Pomerado Health California GO	0.000%	8/1/26	1,040	935
[9]	Palomar Pomerado Health California GO	0.000%	8/1/30	2,000	1,562
[9]	Palomar Pomerado Health California GO	0.000%	8/1/32	740	531
	Peninsula Corridor Joint Powers Board CA Measure RR Sales Tax Revenue (Green Bonds - Climate Bond Certified)	5.000%	6/1/42	1,530	1,700
	Peralta CA Community College District Election GO	5.250%	8/1/42	1,000	1,139
[5]	Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,370	1,467
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/37	2,000	2,298
	Regents of the University of California Medical Center Pooled Revenue	5.000%	5/15/39	2,000	2,273
	Riverside CA Electric Revenue	5.000%	10/1/32	1,830	2,068
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/30	2,415	1,830

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Riverside County CA Transportation Commission Toll Revenue	4.000%	6/1/38	320	318
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	325	328
[13]	Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	1,815	1,392
	Sacramento CA Municipal Utility District Electric Revenue PUT	5.000%	10/15/30	1,000	1,135
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/25	495	516
	Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/27	575	601
	San Diego CA Community College District GO Prere.	5.000%	8/1/23	1,000	1,001
[12]	San Diego CA Community College District GO 6.230% coupon rate effective 8/1/2032	0.000%	8/1/41	8,000	4,595
	San Diego CA Public Facilities Financing Authority Revenue	5.000%	5/15/39	1,925	2,180
[5]	San Diego CA Unified School District GO	5.500%	7/1/27	520	576
	San Diego CA Unified School District GO	0.000%	7/1/28	370	318
	San Diego CA Unified School District GO	0.000%	7/1/29	240	200
	San Diego CA Unified School District GO	0.000%	7/1/30	250	200
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	320	284
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	80	71
	San Diego CA Unified School District GO ETM	0.000%	7/1/27	100	89
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	70	60
	San Diego CA Unified School District GO ETM	0.000%	7/1/28	60	52
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	60	50
	San Diego CA Unified School District GO ETM	0.000%	7/1/29	200	168
	San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,000	1,165
	San Diego County CA Regional Transportation Commission Sales Tax Revenue Prere.	4.750%	4/1/24	1,305	1,322
	San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,040
	San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/30	3,645	3,933
	San Francisco CA City & County COP	5.000%	4/1/28	1,635	1,715
	San Francisco CA City & County COP	4.000%	4/1/33	1,000	1,014
	San Francisco CA City & County COP	4.000%	4/1/39	1,000	1,007
	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,114
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/34	1,000	1,126
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/43	1,000	1,118
[3,6]	San Francisco CA City & County Multifamily Housing Revenue TOB VRDO	3.850%	7/3/23	300	300
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	1.000%	10/1/25	4,355	4,057
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37	1,475	1,714
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue PUT	4.000%	10/1/29	1,000	1,063
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,700	1,830
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	1,000	1,038
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	1,500	1,603
	San Francisco CA City & County Public Utilities Commission Water Revenue Prere.	5.000%	11/1/24	1,865	1,915
	San Mateo Foster City School District GO	3.000%	8/1/40	750	652
[11]	San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	1,475	1,018
	Santa Clara CA Financing Authority Revenue	3.000%	5/1/39	1,155	996
	Santa Paula CA Special Tax Harvest Community Facilities Bonds	4.000%	9/1/42	600	543
	Sonoma County CA Junior College District GO	5.000%	8/1/41	2,000	2,097
[3]	Southern California Public Power Authority Revenue (Magnolia Power Project) VRDO	3.630%	7/3/23	1,600	1,600
	State Center California Community College District GO	5.000%	8/1/29	1,000	1,047
[8]	Stockton Public Financing Authority Revenue	5.000%	9/1/29	1,000	1,017
	Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,102
[13]	Union CA Elementary School District GO	0.000%	9/1/28	1,080	918
	Union City CA Community Redevelopment Agency Successor Tax Allocation Refunding Bonds	5.000%	10/1/30	1,635	1,703
	University of California Revenue	4.000%	5/15/33	1,000	1,015
	University of California Revenue	4.000%	5/15/34	1,000	1,038
	University of California Revenue	4.000%	5/15/34	1,770	1,782
	University of California Revenue	5.000%	5/15/34	1,000	1,217
	University of California Revenue	4.000%	5/15/35	2,000	2,064
	University of California Revenue	5.000%	5/15/35	1,620	1,795
	University of California Revenue	5.000%	5/15/35	1,165	1,289
	University of California Revenue	5.000%	5/15/38	2,275	2,616
	University of California Revenue	4.000%	5/15/41	1,740	1,770
	University of California Revenue	4.000%	5/15/41	5,000	5,072
	University of California Revenue	5.000%	5/15/41	2,000	2,285
	University of California Revenue	5.000%	5/15/43	5,000	5,362
[5,10]	West Contra Costa CA Unified School District GO	0.000%	8/1/32	1,155	835
[13]	West Contra Costa CA Unified School District GO	0.000%	8/1/34	1,225	812
					355,798
Colorado (0.9%)
[14]	Adams & Weld County CO School District No. 27J GO	5.000%	12/1/34	1,435	1,488
	Adams 12 Five Star Schools CO GO	5.000%	12/15/30	1,675	1,776
	Adams County CO COP	5.000%	12/1/31	650	675
	Arapahoe County CO School District No. 6 Littleton GO	5.500%	12/1/43	1,000	1,102
	Aurora CO Water Revenue Prere.	5.000%	8/1/26	1,645	1,748

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Board of Governors of the Colorado State University System Enterprise Revenue	5.000%	3/1/43	1,500	1,721
	Broomfield CO Water Activity Enterprise Revenue	4.000%	12/1/43	1,000	1,006
	Colorado COP	4.000%	12/15/33	1,235	1,281
	Colorado COP	4.000%	12/15/34	1,800	1,860
	Colorado COP	6.000%	12/15/36	1,000	1,220
	Colorado Educational & Cultural Facilities Authority Revenue (Aspen View Academy Project)	4.000%	5/1/36	175	163
	Colorado Educational & Cultural Facilities Authority Revenue (University of Denver)	4.000%	3/1/30	500	510
[15]	Colorado Health Facilities Authority Hospital Revenue PUT	5.000%	11/15/28	1,000	1,092
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	5.000%	11/15/37	1,000	1,087
	Colorado Health Facilities Authority Hospital Revenue (Adventist Health System/West Obligated Group)	4.000%	11/15/38	1,000	1,004
	Colorado Health Facilities Authority Hospital Revenue (Frasier Project)	4.000%	5/15/36	1,515	1,349
	Colorado Health Facilities Authority Retirement Facilities Revenue (Liberty Heights Project) ETM	0.000%	7/15/24	1,430	1,383
	Colorado Health Facilities Authority Revenue Prere.	5.000%	11/19/26	95	101
	Colorado Health Facilities Authority Revenue PUT	5.000%	11/19/26	935	982
	Colorado Health Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	2,250	2,419
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/17/26	1,500	1,576
	Colorado Health Facilities Authority Revenue (Intermountain Healthcare) PUT	5.000%	8/15/28	1,170	1,279
	Colorado Health Facilities Authority Revenue (NCMC Inc.) Prere.	4.000%	5/15/26	1,500	1,537
	Colorado Housing & Finance Authority Revenue (Single Family Mortgage)	3.000%	5/1/50	1,700	1,646
	Denver CO City & County Airport Revenue	5.000%	11/15/24	1,200	1,229
	Denver CO City & County Airport Revenue	5.000%	12/1/26	775	826
	Denver CO City & County Airport Revenue	4.000%	12/1/38	400	400
	Denver CO City & County Airport Revenue	5.000%	11/15/40	575	640
	Denver CO City & County COP	5.000%	6/1/37	1,685	1,748
	Denver CO City & County Dedicated Tax Revenue	0.000%	8/1/29	500	400
	Denver CO City & County GO	5.000%	8/1/38	4,665	5,351
	Denver CO City & County Revenue	4.000%	8/1/38	1,500	1,534
	Denver CO City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,023
	Denver CO City & County School District No. 1 GO	5.000%	12/1/33	5,000	5,310
	Denver CO City & County School District No. 1 GO	5.000%	12/1/36	2,000	2,109
[13]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29	2,000	1,619
[13]	E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/32	1,000	717
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	E-470 Public Highway Authority Colorado Revenue PUT, SOFR + 0.350%	3.740%	9/1/24	210	209
	El Paso County CO School District No. 20 Academy GO	5.000%	12/15/30	2,400	2,557
	Garfield, Pitkin, & Eagle County CO School District GO Prere.	4.000%	12/15/25	1,000	1,026
	Greeley CO Water Revenue	5.000%	8/1/26	2,910	3,090
	Jefferson County CO School District No. R-1 GO	5.000%	12/15/36	3,395	3,701
[5]	Midcities Metropolitan District No. 2 Revenue Refunding Bonds	4.000%	12/1/46	925	877
	Public Authority for Colorado Energy Natural Gas Revenue	6.500%	11/15/38	2,000	2,414
	Regional Transportation District of Colorado COP	5.000%	6/1/31	535	594
	Regional Transportation District of Colorado Private Activity Revenue	4.000%	7/15/39	1,325	1,310
	Sterling Ranch CO Community Authority Board Supported Revenue	6.500%	12/1/42	1,000	1,020
	Sterling Ranch Community Authority Board CO Supported Revenue	3.750%	12/1/40	500	425
	University of Colorado Enterprise System Revenue	4.000%	6/1/32	1,590	1,640
	University of Colorado Enterprise System Revenue PUT	2.000%	10/15/25	500	481
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/40	2,500	2,714
	Weld County CO School District No. RE 002 GO	5.000%	12/1/36	2,325	2,568
					77,537
Connecticut (0.6%)
	Connecticut GO	5.000%	2/15/25	1,000	1,031
	Connecticut GO	5.000%	5/15/25	2,345	2,430
	Connecticut GO	5.000%	7/15/25	1,625	1,686
	Connecticut GO	5.000%	9/1/26	1,000	1,021
	Connecticut GO	5.000%	2/15/27	1,000	1,070
	Connecticut GO	5.000%	4/15/28	1,000	1,097
	Connecticut GO	5.000%	3/1/32	2,950	2,980
	Connecticut GO	3.000%	1/15/33	270	261
	Connecticut GO	4.000%	3/15/35	5,000	5,077
	Connecticut GO	3.000%	1/15/38	2,345	2,048
	Connecticut GO	4.000%	6/15/39	300	304
	Connecticut Health & Educational Facilities Authority Revenue (Covenant Retirement Communities)	5.000%	12/1/31	1,000	1,021
	Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	4.000%	7/1/36	1,750	1,737
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/29	1,255	1,326
	Connecticut Health & Educational Facilities Authority Revenue (Nuvance Health)	5.000%	7/1/32	1,600	1,685
	Connecticut Health & Educational Facilities Authority Revenue (Sacred Heart University)	5.000%	7/1/31	850	943
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/35	150	149
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/36	300	293
	Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/37	200	192

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Connecticut Health & Educational Facilities Authority Revenue (University of Hartford)	5.000%	7/1/31	575	584
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.250%	2/9/24	1,000	978
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.375%	7/12/24	1,500	1,450
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	950	912
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.100%	2/11/25	915	878
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	500	474
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/28	1,805	1,968
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/29	500	556
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/34	1,000	1,096
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	5/1/37	2,410	2,485
	Connecticut Special Tax Revenue (Transportation Infrastructure)	4.000%	11/1/38	3,120	3,188
	Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	7/1/41	2,000	2,241
	Connecticut State Health & Educational Facilities Authority Revenue PUT	2.800%	2/3/26	1,245	1,220
	Connecticut Transmission Municipal Electric Energy Cooperative Revenue	5.000%	1/1/38	680	718
[6]	Harbor Point CT Infrastructure Improvement District SO Revenue	5.000%	4/1/30	1,300	1,319
	Hartford County CT Metropolitan District GO	4.000%	7/15/38	2,025	2,042
	University of Connecticut Revenue	5.000%	2/15/27	635	653
	University of Connecticut Revenue	5.000%	11/1/27	1,000	1,085
					50,198
Delaware (0.1%)
	Delaware GO	5.000%	2/1/25	1,010	1,041
	Delaware Health Facilities Authority Revenue (Beebe Medical Center Project)	5.000%	6/1/30	600	643
	Delaware Health Facilities Authority Revenue (Christiana Care Health System)	5.000%	10/1/37	1,000	1,078
	Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/28	500	546
	Delaware River & Bay Authority Delaware Revenue	3.000%	1/1/38	1,495	1,323
	Delaware State Economic Development Authority Revenue (NRG Energy Projects) PUT	1.250%	10/1/25	650	593
	University of Delaware Bonds Revenue	5.000%	11/1/34	440	531
	University of Delaware Bonds Revenue	5.000%	11/1/35	500	597
	University of Delaware Bonds Revenue	5.000%	11/1/37	1,700	1,855
	University of Delaware Bonds Revenue	5.000%	11/1/40	500	583
[3]	University of Delaware Bonds Revenue VRDO	3.600%	7/3/23	2,900	2,900
					11,690
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
District of Columbia (0.5%)
	District of Columbia GO	5.000%	6/1/25	1,235	1,280
	District of Columbia GO	5.000%	6/1/27	1,000	1,083
	District of Columbia GO	5.000%	6/1/29	3,780	3,849
	District of Columbia GO	5.000%	6/1/32	1,000	1,053
	District of Columbia GO	5.000%	6/1/34	1,320	1,397
	District of Columbia GO	4.000%	2/1/37	725	743
	District of Columbia GO	5.000%	1/1/39	1,000	1,139
	District of Columbia GO	4.000%	2/1/40	1,250	1,260
	District of Columbia Hospital Revenue (Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,025
	District of Columbia Income Tax Revenue (Tax-Exempt)	4.000%	5/1/40	1,760	1,774
	District of Columbia Revenue Bonds (Gallaudet University Project)	3.000%	4/1/39	1,460	1,187
	District of Columbia Revenue Bonds (Latin American Montessori Bilingual Public Charter School)	5.000%	6/1/40	1,000	957
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/33	2,175	2,338
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/36	5,030	5,242
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/39	1,125	1,166
	District of Columbia Water & Sewer Authority Public Utility Revenue PUT	3.000%	10/1/27	1,000	980
	Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	2,325	2,662
[9]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Capital Appreciation Bonds)	0.000%	10/1/36	525	314
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/33	2,240	2,407
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	679
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,915	1,085
[8]	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,000	533
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	4.000%	10/1/39	1,000	991
	Washington Convention & Sports Authority Revenue	5.000%	10/1/26	1,090	1,159
	Washington DC Convention & Sports Authority Dedicated Tax Revenue	4.000%	10/1/34	1,115	1,156
	Washington DC Metropolitan Area Transit Authority Dedicated Revenue	5.000%	7/15/37	750	862
	Washington Metropolitan Area Transit Authority Revenue	5.000%	7/15/25	1,000	1,038
					39,359

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (2.2%)
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	305	277
	Alachua County FL Health Facilities Authority Revenue (Oak Hammock)	4.000%	10/1/31	615	558
[5]	Bay County FL School Board COP	4.000%	7/1/38	1,285	1,298
	Bay County FL School Board COP	5.500%	7/1/41	1,450	1,637
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/31	1,415	1,553
	Brevard County FL Health Facilities Authority Revenue (Health First Obligated Group)	5.000%	4/1/40	1,000	1,064
	Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,002
	Broward County FL Airport System Revenue Prere.	5.500%	10/1/23	1,000	1,005
	Broward County FL Convention Center Hotel First Tier Revenue	5.000%	1/1/38	3,460	3,853
	Broward County FL School COP	5.000%	7/1/36	1,000	1,137
	Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/39	1,000	1,095
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/30	500	524
	Capital Projects Finance Authority FL Student Housing Revenue (Projects Loan Program)	5.000%	10/1/33	540	560
[6]	Capital Trust Agency Florida Educational Facilities Revenue (Academir Charter Schools Project)	2.500%	7/1/31	495	414
	Capital Trust Agency Florida Educational Facilities Revenue (Advantage Academy of Hillsborough Projects)	5.000%	12/15/29	400	406
	Central FL Expressway Authority Revenue	4.000%	7/1/32	1,015	1,032
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/35	1,000	1,061
[5]	Central FL Expressway Authority Revenue	4.000%	7/1/38	1,000	1,020
[5]	Central FL Expressway Authority Revenue	2.500%	7/1/40	1,000	761
	Duval County FL School Board COP	5.000%	7/1/32	1,250	1,288
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/34	925	999
	East Central FL Regional Wastewater Treatment Facilities Operation Board Revenue	5.000%	10/1/35	1,075	1,160
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/34	1,325	1,393
	Escambia County FL Health Facilities Authority Revenue (Baptist Health Care Corp. Obligated Group)	5.000%	8/15/39	1,525	1,560
	Florida Capital Improvement Revenue (Student Housing Project)	5.000%	7/1/29	1,310	1,452
[6]	Florida Development Finance Corp. Educational Facilities Revenue (Global Outreach Charter Academy Projects)	4.000%	6/30/29	205	193
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/29	400	411
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Development Finance Corp. Educational Facilities Revenue (Mater Academy Projects)	5.000%	6/15/30	475	487
	Florida Development Finance Corp. Educational Facilities Revenue (River City Science Academy Projects)	4.000%	7/1/30	220	214
	Florida GO	5.000%	7/1/27	1,440	1,528
	Florida Gulf Coast University Financing Corp. Capital Improvement Revenue	4.000%	2/1/38	770	743
	Florida Higher Educational Facilities Financial Authority Revenue (Rollins College Projects)	4.000%	12/1/36	1,750	1,728
[15]	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/26	1,000	1,040
[15]	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/27	1,000	1,050
[15]	Florida Insurance Assistance Interlocal Agency Assessment Revenue	5.000%	9/1/28	1,000	1,050
	Florida Municipal Power Agency Revenue	4.000%	10/1/30	2,775	2,892
	Florida Municipal Power Agency Revenue	5.000%	10/1/30	1,200	1,327
	Florida Municipal Power Agency Revenue	3.000%	10/1/33	1,000	934
	Florida State Board of Education Public Capital Outlay Bonds GO	4.000%	6/1/30	1,965	2,014
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	1,000	1,062
	Florida State Department of Transportation Right of Way Acquisition GO	5.000%	7/1/26	5,000	5,309
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/39	1,000	1,009
	Florida State Department of Transportation Turnpike Authority Revenue	4.000%	7/1/42	1,000	1,001
	Florida State Turnpike Authority Revenue	2.000%	7/1/41	1,470	1,037
[5]	Florida State Utility Authority Revenue (North Fort Myers Utility System)	4.000%	10/1/37	1,040	1,057
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,011
	Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,412
	Halifax Hospital Medical Center FL Hospital Revenue	3.750%	6/1/41	210	185
	Hillsborough County FL Aviation Authority Tampa International Airport Revenue	4.000%	10/1/42	1,000	987
	Hillsborough County FL Industrial Development Authority Hospital Revenue (Tampa General Hospital Projects)	3.600%	10/1/28	500	497
	Jacksonville FL Electric Authority Electric System Revenue	4.000%	10/1/37	1,955	1,959
	Jacksonville FL Electric Authority Electric System Revenue Prere.	5.000%	10/1/23	1,160	1,165
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,905	2,069
	Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/27	1,465	1,591
	Jacksonville FL Health Care Facilities Revenue (Baptist Health System Obligated Group)	4.000%	8/15/37	1,250	1,255

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Jacksonville FL Health Care Facilities Revenue (Brooks Rehabilitation)	5.000%	11/1/30	1,085	1,142
	Jacksonville FL Special Revenue	5.000%	10/1/24	1,200	1,226
	Jacksonville FL Special Revenue	5.000%	10/1/27	1,500	1,628
	Jacksonville FL Special Revenue	5.000%	10/1/28	1,640	1,817
	Jacksonville FL Special Revenue	5.000%	10/1/32	1,000	1,173
	Jacksonville FL Special Revenue	5.000%	10/1/38	1,410	1,525
	Jacksonville FL Transportation Authority Local Option Gas Tax Revenue	5.000%	8/1/34	1,000	1,027
	Jacksonville FL Transportation Revenue	5.000%	10/1/28	1,200	1,243
	Jacksonville FL Water & Sewer Revenue	4.000%	10/1/35	1,655	1,694
	JEA FL Electric System Revenue	4.000%	10/1/36	3,000	3,023
	JEA FL Electric System Revenue	5.000%	10/1/37	2,000	2,002
	Key West FL Utility Board Electricity Revenue	5.000%	10/1/37	1,030	1,102
	Lakeland FL Energy System Revenue	4.000%	10/1/37	1,000	1,010
	Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/26	1,475	1,543
	Lee County FL Industrial Development Authority Healthcare Facilities Revenue	4.000%	11/15/30	465	455
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/36	1,750	1,871
	Lee Memorial Health System Florida Hospital Revenue	5.000%	4/1/39	1,655	1,736
	Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,014
	Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,020	1,053
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/30	1,500	1,548
	Miami Beach FL Water & Sewer Revenue	5.000%	10/1/38	1,000	1,078
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/30	1,325	1,453
[5,6]	Miami FL SO Street & Sidewalk Improvement Program Revenue	5.000%	1/1/35	1,000	1,074
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	1,850	1,944
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	1,000	1,049
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.000%	10/1/36	1,000	1,020
	Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	1,160	1,210
	Miami-Dade County FL Educational Facilities Authority Revenue (University of Miami Issue)	5.000%	4/1/34	705	723
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	860	875
	Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	830	840
	Miami-Dade County FL GO	5.000%	7/1/24	1,000	1,018
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children's Hospital) Prere.	5.000%	8/1/23	1,000	1,001
	Miami-Dade County FL Health Facilities Authority Hospital Revenue (Niklaus Children's Hospital Project)	4.000%	8/1/33	1,290	1,319
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Miami-Dade County FL Multi-Family Housing Revenue PUT	5.000%	9/1/25	1,500	1,531
	Miami-Dade County FL Public Facilities Revenue	5.000%	6/1/30	1,000	1,062
	Miami-Dade County FL School Board COP	5.000%	2/1/26	3,035	3,162
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/39	395	397
	Miami-Dade County FL Seaport Revenue	4.000%	10/1/40	1,605	1,606
	Miami-Dade County FL Seaport Revenue Prere.	5.750%	10/1/23	1,500	1,509
	Miami-Dade County FL SO Revenue	0.000%	10/1/34	1,000	651
	Miami-Dade County FL SO Revenue	5.000%	4/1/37	1,255	1,362
	Miami-Dade County FL SO Revenue	0.000%	10/1/39	3,015	1,481
	Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	1,400	1,445
	Miami-Dade County FL Transit System Sales Surtax Revenue	4.000%	7/1/38	2,155	2,174
	North Brevard County FL Hospital District Revenue	5.000%	1/1/34	1,000	1,050
	North Sumter County FL Utility Dependent District Solid Waste Revenue	4.000%	10/1/33	1,965	1,998
	North Sumter County FL Utility Dependent District Utility Revenue	4.000%	10/1/35	2,125	2,123
	North Sumter County FL Utility Dependent District Utility Revenue	5.000%	10/1/37	2,505	2,760
	Okaloosa County FL School Board COP	5.000%	10/1/26	785	834
	Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,510	1,595
	Orange County FL School Board COP	5.000%	8/1/33	6,105	6,492
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/26	1,400	1,495
	Orange County FL Water & Wastewater Utility Revenue	5.000%	10/1/36	750	834
[5]	Orlando FL Tourist Development Tax Revenue	5.000%	11/1/28	1,535	1,653
	Orlando FL Utilities Commission System Revenue	5.000%	10/1/28	1,100	1,224
	Orlando FL Utilities Commission System Revenue PUT	1.250%	10/1/28	1,335	1,146
	Osceola County FL Transportation Revenue	5.000%	10/1/28	500	535
	Osceola County FL Transportation Revenue	0.000%	10/1/34	2,000	1,204
	Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group) Prere.	5.000%	12/1/24	560	574
	Palm Beach County FL Health Facilities Authority Hospital Revenue (Jupiter Medical Center Project)	5.000%	11/1/33	360	384
	Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	1,245	1,303
	Palm Beach County FL School Board COP	5.000%	8/1/29	1,540	1,589
	Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,545

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Palm Beach County Health Facilities Authority Revenue (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion)	4.000%	6/1/36	260	222
	Panama City Beach FL Capital Improvement Revenue	5.000%	11/1/32	375	426
[5]	Pasco County FL Revenue	5.500%	9/1/41	2,500	2,825
	Reedy Creek FL Improvement District GO	4.000%	6/1/34	1,190	1,219
	Reedy Creek FL Improvement District GO	4.000%	6/1/35	1,000	1,012
	Sarasota County FL Utility System Revenue	5.000%	10/1/40	2,500	2,691
	Sarasota County FL Utility System Revenue	5.250%	10/1/42	1,685	1,916
	South Broward FL Hospital District Revenue	4.000%	5/1/33	1,020	1,035
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	5.000%	8/15/30	500	531
	South Miami FL Health Facilities Authority Hospital Revenue (Baptist Health South Florida Obligated Group)	4.000%	8/15/33	1,180	1,196
	St. Johns County FL Industrial Development Authority Revenue (Vicars Landing Project)	4.000%	12/15/36	1,000	856
	St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	1,074
	Sunshine State Governmental Financing Commission Florida Revenue (Miami Dade County Program) Prere.	5.000%	9/1/23	1,000	1,003
	Tallahassee FL Energy System Revenue	5.000%	10/1/35	1,000	1,017
	Tallahassee FL Utility System Revenue	5.000%	10/1/29	1,015	1,037
	Tallahassee FL Utility System Revenue	5.000%	10/1/30	750	766
	Tallahassee FL Utility System Revenue	5.000%	10/1/34	1,265	1,288
	Tampa Bay FL Water Utility System Revenue	5.000%	10/1/37	2,040	2,130
	Tampa FL Non-AD Valorem Improvement Revenue (Sustainable Bonds)	3.000%	10/1/35	2,000	1,879
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/30	200	219
	Tampa-Hillsborough County FL Expressway Authority Revenue	5.000%	7/1/31	250	274
	Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/32	1,000	1,023
	Village Community FL Development District No. 13 Florida Assessment Revenue	2.850%	5/1/36	1,000	818
[6,15]	Village Community FL Development District No.15 Florida Assessment Revenue	4.850%	5/1/38	500	504
	Volusia County FL Educational Facilities Authority Revenue (Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	860	916
	Volusia County FL School Board COP	5.000%	8/1/25	1,025	1,043
	Volusia County FL School Board COP	5.000%	8/1/25	1,650	1,713
[8]	Wildwood FL Utility Dependent District Revenue (South Sumter Utility Project)	5.000%	10/1/34	1,410	1,615
					188,728
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Georgia (1.7%)
	Albany-Dougherty County GA Hospital Authority Revenue	5.000%	9/1/39	1,500	1,565
	Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,009
	Atlanta GA Airport Passenger Facility Charge Subordinate Lien General Revenue	5.000%	7/1/40	1,500	1,663
	Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,015
	Atlanta GA Airport Revenue	4.000%	7/1/41	2,015	2,009
	Atlanta GA GO	5.000%	12/1/40	5,500	6,219
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,290	1,335
	Atlanta GA Water & Wastewater Revenue	4.000%	11/1/36	500	508
	Atlanta GA Water & Wastewater Revenue	5.000%	11/1/36	1,320	1,415
	Bartow County GA Development Authority Pollution Control Revenue PUT	3.950%	3/8/28	1,000	998
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation)	5.000%	7/1/27	410	441
	Bulloch County GA Development Authority Revenue (Georgia Southern University Housing Foundation) ETM	5.000%	7/1/27	100	108
	Burke County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Vogtle Project) PUT	3.875%	3/6/26	215	215
	Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/24	400	401
	Coweta County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/36	1,060	1,126
	Dahlonega GA Downtown Development Authority Revenue (North Georgia MAC LLC Project)	5.000%	7/1/31	810	862
	Dalton GA Utilities Revenue	4.000%	3/1/37	1,450	1,442
	Fulton County GA Development Authority Revenue (Children's Healthcare of Atlanta Obligated Group)	5.000%	7/1/38	1,500	1,619
[6]	Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Canterbury Court Project)	4.000%	4/1/41	1,050	790
	Gainesville & Hall County GA Hospital Authority Revenue (Northeast Georgia Health System Inc. Project)	4.000%	2/15/40	1,000	963
	Georgia GO	5.000%	7/1/24	1,500	1,529
	Georgia GO	5.000%	7/1/24	1,000	1,019
	Georgia GO	5.000%	7/1/25	1,100	1,143
	Georgia GO	5.000%	2/1/26	4,280	4,503
	Georgia GO	5.000%	7/1/28	1,080	1,199
[15]	Georgia GO	5.000%	7/1/28	5,000	5,551
	Georgia GO	5.000%	7/1/31	5,000	5,555
	Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/33	1,335	1,484
	Georgia Ports Authority Revenue	5.000%	7/1/38	1,250	1,421
	Georgia State Ports Authority Revenue	4.000%	7/1/37	1,100	1,145
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/25	600	615

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/31	350	369
	Griffin-Spalding County GA Hospital Authority Revenue (WellStar Health System Obligated Group)	5.000%	4/1/33	1,575	1,660
	Gwinnett County GA School District GO	5.000%	8/1/26	2,000	2,127
	Gwinnett County GA School District GO	5.000%	2/1/28	500	516
	Main Street Natural Gas Inc. GA Gas Supply Revenue	5.000%	5/15/36	250	259
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	4.000%	12/1/29	3,125	3,067
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	3/1/30	9,220	9,633
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	6/1/30	4,745	4,913
	Main Street Natural Gas Inc. GA Gas Supply Revenue PUT	5.000%	9/1/30	6,700	7,034
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	5/15/38	500	513
	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	5/15/39	350	319
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue	4.000%	4/1/48	6,210	6,216
[3]	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/23	6,245	6,246
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/2/24	1,225	1,229
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	9/1/26	3,195	3,176
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	4.000%	12/1/28	3,675	3,619
	Main Street Natural Gas Inc. Georgia Gas Project Revenue PUT	5.000%	6/1/29	2,490	2,569
	Main Street Natural Gas Inc. Georgia Gas Supply Revenue PUT	4.000%	9/1/27	650	648
	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue	3.000%	7/1/41	2,665	2,302
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,410	1,499
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	4.000%	7/1/33	1,835	1,895
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/39	2,050	1,818
	Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	3.000%	7/1/40	2,500	2,186
	Milledgeville & Baldwin County GA Development Authority Revenue (Georgia College & State University Projects)	5.000%	6/15/31	600	684
	Monroe County GA Development Authority Pollution Control Revenue Bonds (Georgia Power Co. Plant Scherer Project) PUT	3.875%	3/6/26	1,000	1,000
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	1,510	1,563
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/27	1,150	1,207
[8]	Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,495	1,573
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/29	1,795	1,919
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,000	1,044
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,715	1,742
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/38	1,000	1,077
	Municipal Electric Authority Georgia Revenue	5.000%	1/1/39	1,215	1,263
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	1/1/34	1,100	1,165
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.000%	7/1/35	500	562
[5]	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project M)	5.000%	7/1/39	500	541
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/28	580	612
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/30	810	854
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project P)	5.000%	1/1/34	800	837
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/32	500	535
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/33	180	193
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/36	600	636
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	1/1/39	2,000	2,063
	Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project)	5.000%	7/1/41	1,190	1,247
[6]	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/33	2,500	2,875
	Private Colleges & University Authority of Georgia Revenue (Emory University)	4.000%	9/1/36	2,000	2,114
	Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/36	795	881
	Private Colleges & University Authority of Georgia Revenue (Savannah College of Art & Design Projects)	5.000%	4/1/30	550	615
	Walton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/38	1,145	1,133
					145,615
Guam (0.1%)
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/26	735	746
	Guam Government Business Privilege Tax Revenue	5.000%	11/15/29	865	881
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/36	650	620
	Guam Government Business Privilege Tax Revenue	4.000%	1/1/42	500	442

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,000
	Guam Government Waterworks Authority Water & Waste Water System Revenue Prere.	5.250%	7/1/23	1,305	1,305
	Guam Power Authority Revenue	5.000%	10/1/30	2,060	2,224
	Guam Power Authority Revenue	5.000%	10/1/32	1,000	1,092
					8,310
Hawaii (0.3%)
	Hawaii Airports System Revenue	5.000%	7/1/29	1,785	1,998
	Hawaii Airports System Revenue	5.000%	7/1/30	1,000	1,138
	Hawaii Airports System Revenue	4.000%	7/1/38	2,500	2,523
	Hawaii GO	5.000%	10/1/25	1,575	1,643
	Hawaii GO	5.000%	8/1/29	595	607
	Hawaii GO	5.000%	1/1/36	4,115	4,447
	Hawaii GO Prere.	5.000%	8/1/24	1,500	1,530
	Hawaii GO Prere.	5.000%	8/1/24	235	240
	Honolulu HI City & County GO	5.000%	7/1/24	2,000	2,037
	Honolulu HI City & County GO	5.000%	11/1/27	1,000	1,091
	Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,042
	Honolulu HI City & County GO	5.000%	10/1/29	4,000	4,168
	Honolulu HI City & County Multifamily Revenue PUT	5.000%	6/1/26	245	254
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	2,000	2,075
	Honolulu HI City & County Wastewater System Revenue Prere.	5.000%	7/1/25	1,000	1,037
	Kauai County HI Community Facilities District Special Tax Revenue	4.375%	5/15/42	1,100	986
	Maui County HI GO	2.000%	3/1/41	1,000	716
					27,532
Idaho (0.0%)
	Idaho Health Facilities Authority Revenue (St. Luke's Health System Project)	5.000%	3/1/28	1,595	1,697
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/31	585	682
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/34	550	642
					3,021
Illinois (3.0%)
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.250%	4/1/39	1,000	1,074
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.000%	4/1/41	500	521
	Chicago IL Board of Education Dedicated Capital Improvement Tax Revenue	5.500%	4/1/43	1,000	1,082
	Chicago IL Board of Education GO	5.000%	12/1/23	1,000	1,004
	Chicago IL Board of Education GO	5.000%	12/1/24	700	708
	Chicago IL Board of Education GO	5.000%	12/1/24	1,500	1,517
	Chicago IL Board of Education GO	7.000%	12/1/26	500	535
[13]	Chicago IL Board of Education GO	0.000%	12/1/28	1,000	803
	Chicago IL Board of Education GO	5.000%	12/1/28	1,150	1,206
[13]	Chicago IL Board of Education GO	0.000%	12/1/29	520	399
[13]	Chicago IL Board of Education GO	0.000%	12/1/30	1,350	990
[5]	Chicago IL Board of Education GO	5.000%	12/1/30	1,250	1,327
	Chicago IL Board of Education GO	5.000%	12/1/30	500	525
[13]	Chicago IL Board of Education GO	0.000%	12/1/31	1,550	1,082
	Chicago IL Board of Education GO	5.000%	12/1/32	1,000	1,054
	Chicago IL Board of Education GO	5.250%	12/1/35	1,225	1,229
	Chicago IL Board of Education GO	4.000%	12/1/37	1,000	932
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Board of Education GO	4.000%	12/1/38	1,000	925
	Chicago IL Board of Education GO	4.000%	12/1/42	2,000	1,805
	Chicago IL Board of Education Revenue	5.000%	4/1/36	1,270	1,314
	Chicago IL GO	5.000%	1/1/24	520	523
	Chicago IL GO	5.000%	1/1/26	120	122
	Chicago IL GO	5.000%	1/1/28	930	984
	Chicago IL GO	5.000%	1/1/29	1,500	1,602
	Chicago IL GO	5.000%	1/1/31	1,500	1,606
	Chicago IL GO	5.750%	1/1/34	390	416
	Chicago IL GO	4.000%	1/1/35	500	493
	Chicago IL GO	5.250%	1/1/38	1,000	1,082
	Chicago IL GO	6.000%	1/1/38	500	532
[13]	Chicago IL GO	0.000%	1/1/39	1,600	747
	Chicago IL GO	5.500%	1/1/39	1,000	1,098
	Chicago IL GO	5.500%	1/1/40	1,000	1,094
	Chicago IL GO ETM	5.000%	1/1/28	160	175
	Chicago IL GO Prere.	5.000%	1/1/25	215	221
	Chicago IL Housing Authority Revenue	5.000%	1/1/33	1,000	1,075
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/26	2,500	2,665
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	620	715
	Chicago IL Midway Airport Revenue	5.000%	1/1/26	240	240
	Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	200
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,010	1,035
	Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,001
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,330	3,405
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,140	1,189
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	1,000	1,043
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,060	1,085
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	500
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,023
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	2,430	2,712
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,000	3,103
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/35	3,500	3,620
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	1,928
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,835	3,143
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	2,000	2,115
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	1,000	1,124
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/38	1,000	1,006
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	1,080	1,156
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	1,000	1,067
	Chicago IL O'Hare International Airport Revenue	4.000%	1/1/43	1,000	980
[8]	Chicago IL Park District GO	5.000%	1/1/29	1,000	1,090
[8]	Chicago IL Park District GO	5.000%	1/1/32	1,225	1,274
[8]	Chicago IL Park District GO	5.000%	1/1/33	1,000	1,069
[5]	Chicago IL Revenue	5.000%	11/1/32	1,000	1,152

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Chicago IL Transit Authority Revenue (Sales Tax Receipts)	5.250%	12/1/49	750	761
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,000	1,040
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,580	1,589
[13]	Chicago IL Wastewater Transmission Revenue	5.500%	1/1/30	1,210	1,306
	Chicago IL Water Revenue	5.000%	11/1/39	1,000	1,011
	Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,020
	Chicago Park District GO	5.000%	1/1/31	460	463
	Chicago Park District GO Prere.	5.000%	1/1/24	540	544
	Cook County IL Community College District GO	5.250%	12/1/32	1,000	1,002
[5]	Cook County IL GO	5.000%	11/15/26	1,545	1,636
	Cook County IL Sales Tax Revenue	5.000%	11/15/38	1,665	1,786
[5]	Cook County IL School District No. 87 Berkeley GO	3.000%	12/1/37	500	432
	Cook Kane Lake & McHenry Counties IL Community College District No. 512 (William Rainey Harper College) GO	3.000%	12/15/35	2,500	2,389
	Illinois Finance Authority Revenue	5.000%	10/1/35	1,060	1,094
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	1,550	1,577
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,550	2,594
	Illinois Finance Authority Revenue (Advocate Health Care Network) Prere.	5.000%	8/1/24	2,000	2,034
	Illinois Finance Authority Revenue (Benedictine University)	4.000%	10/1/33	500	462
	Illinois Finance Authority Revenue (Centegra Health System) Prere.	5.000%	9/1/24	1,300	1,327
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/26	1,580	1,657
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	1/1/31	1,000	1,045
	Illinois Finance Authority Revenue (Clean Water Initiative)	5.000%	7/1/31	1,000	1,077
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	1,000	1,052
	Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/34	1,000	1,049
	Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group) Prere.	5.000%	1/1/27	1,000	1,068
	Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.000%	5/15/37	1,000	991
	Illinois Finance Authority Revenue (Lake Forest College)	5.000%	10/1/35	500	498
	Illinois Finance Authority Revenue (Lake Zurick Community Unit School District No. 95 Project)	4.000%	1/15/27	1,745	1,808
	Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	1,000	1,017
[3]	Illinois Finance Authority Revenue (Northshore University Health System) VRDO	3.550%	7/3/23	1,805	1,805
	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group)	5.000%	8/15/41	4,000	4,298
[3]	Illinois Finance Authority Revenue (Northshore-Edward-Elmhurst Health Credit Group) VRDO	3.550%	7/3/23	200	200
	Illinois Finance Authority Revenue (Northwest Community Hospital) Prere.	5.000%	7/1/26	1,000	1,058
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Finance Authority Revenue (Northwestern Memorial Healthcare)	3.000%	7/15/40	1,000	851
	Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	11/15/33	1,000	1,005
	Illinois Finance Authority Revenue (Presence Health Network)	5.000%	2/15/41	3,370	3,483
	Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,000
	Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	1,050	1,075
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	1,500	1,789
	Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	1,000	1,018
	Illinois GO	5.000%	11/1/23	1,000	1,004
	Illinois GO	4.000%	3/1/24	750	752
	Illinois GO	5.500%	7/1/24	1,100	1,100
	Illinois GO	5.000%	10/1/24	1,470	1,494
	Illinois GO	5.000%	11/1/24	1,785	1,816
	Illinois GO	5.000%	7/1/25	1,000	1,027
	Illinois GO	5.000%	7/1/26	1,000	1,044
	Illinois GO	5.000%	7/1/27	1,000	1,062
	Illinois GO	5.000%	10/1/27	1,640	1,747
	Illinois GO	5.000%	2/1/28	1,690	1,778
	Illinois GO	5.000%	7/1/28	1,000	1,078
	Illinois GO	5.000%	10/1/28	2,000	2,164
	Illinois GO	5.000%	11/1/28	1,050	1,118
	Illinois GO	5.000%	7/1/29	1,000	1,095
	Illinois GO	5.000%	11/1/29	1,105	1,179
	Illinois GO	5.250%	2/1/30	1,900	1,919
	Illinois GO	5.000%	5/1/30	1,000	1,107
	Illinois GO	5.000%	5/1/31	1,305	1,461
	Illinois GO	5.250%	7/1/31	1,000	1,000
	Illinois GO	5.000%	10/1/31	475	512
	Illinois GO	5.000%	5/1/32	1,500	1,694
	Illinois GO	5.000%	5/1/34	1,500	1,667
	Illinois GO	4.000%	11/1/34	1,250	1,264
	Illinois GO	5.000%	5/1/35	500	527
	Illinois GO	5.000%	5/1/35	2,150	2,368
	Illinois GO	4.125%	10/1/36	500	503
	Illinois GO	5.000%	5/1/37	1,085	1,172
	Illinois GO	4.000%	10/1/38	1,000	974
	Illinois GO	5.500%	5/1/39	500	546
	Illinois GO	5.250%	5/1/40	1,110	1,201
	Illinois GO	4.000%	10/1/40	700	671
	Illinois GO	5.250%	5/1/42	2,125	2,284
	Illinois GO	5.125%	10/1/43	1,000	1,065
[6]	Illinois Housing Development Authority Multifamily Revenue TOB	6.000%	10/5/40	1,000	1,000
	Illinois Housing Development Authority Revenue	3.000%	10/1/50	4,060	3,913
	Illinois Housing Development Authority Revenue	4.500%	10/1/52	1,960	1,985
	Illinois Housing Development Authority Revenue	5.250%	10/1/52	1,080	1,126
[5,16]	Illinois Regional Transportation Authority Revenue	6.250%	7/1/23	500	500
[8]	Illinois Sales Tax Revenue	5.000%	6/15/28	1,000	1,040
	Illinois Sales Tax Revenue	5.000%	6/15/36	1,000	1,035
	Illinois Sales Tax Revenue	5.000%	6/15/37	1,000	1,030
	Illinois Sports Facilities Authority Revenue (State Tax Supported)	5.000%	6/15/29	1,075	1,105
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/42	1,180	1,296
	Illinois State Toll Highway Authority Revenue	5.000%	1/1/44	1,150	1,251

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,001
	Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,600	1,768
	Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	501
	Illinois Toll Highway Authority Revenue	5.000%	1/1/34	1,200	1,247
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	1,200	1,282
	Illinois Toll Highway Authority Revenue	5.000%	1/1/37	2,500	2,569
	Illinois Toll Highway Authority Revenue	5.000%	1/1/41	3,365	3,689
	Illinois Toll Highway Authority Revenue	4.000%	1/1/42	2,705	2,683
[8]	Joliet IL GO	5.250%	12/15/39	1,500	1,673
[8]	Joliet IL GO	5.500%	12/15/42	1,000	1,123
[5]	Kane County IL School District No. 131 (Aurora East Side) GO	4.000%	12/1/33	250	261
[5]	Kendall Kane & Will Counties IL Community Unit School District No. 308 GO	0.000%	2/1/28	5,090	4,331
	Lake County IL GO	4.000%	11/30/27	2,620	2,742
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26	910	816
[5]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27	1,195	1,033
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	5.500%	6/15/29	2,505	2,622
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29	2,205	1,729
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38	2,075	1,072
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.000%	12/15/27	710	745
[5,10]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	5.500%	6/15/29	400	427
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/31	1,540	1,130
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/31	360	259
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/32	1,215	856
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/33	2,130	1,442
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/33	6,790	4,496
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/35	3,500	2,147
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	830	441
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	12/15/37	1,000	520
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	0.000%	6/15/38	1,000	506
	Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue (McCormick Place Expansion Project)	4.000%	12/15/42	2,500	2,367
	Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	1,070	1,137
[8]	Northern Illinois University Auxiliary Facilities System Revenue	4.000%	10/1/34	500	504
	Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/26	1,570	1,644
	Regional Transportation Authority IL Revenue	5.000%	6/1/40	1,525	1,612
	Regional Transportation Authority Illinois Revenue	5.000%	6/1/31	1,785	1,876
	Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,009
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/29	1,500	1,636
	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/33	3,000	3,392
[15]	Sales Tax Securitization Corp. Illinois Revenue	5.000%	1/1/34	1,340	1,495
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/29	360	387
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/30	425	461
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/31	625	683
[8]	Southern Illinois University Housing & Auxiliary Facilities System Revenue	5.000%	4/1/32	550	602
	Southwestern Illinois Development Authority Health Facilities Revenue (Hospital Sisters Services Inc.)	5.000%	2/15/28	1,000	1,059
	Southwestern Illinois Development Authority Revenue	5.000%	4/15/30	1,275	1,440
[8]	Southwestern Illinois Development Authority Revenue	5.500%	12/1/37	2,850	3,248
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/31	120	121
	University of Illinois Auxiliary Facilities System Revenue	4.000%	4/1/33	10	10
[8]	University of Illinois Auxiliary Facilities System Revenue	3.000%	4/1/39	3,935	3,319
[8]	Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	815
[8]	Winnebago & Boone Counties IL School District No. 205 GO	5.000%	2/1/31	1,305	1,458
					258,413
Indiana (0.7%)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/32	425	458

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/34	1,110	1,197
	Ball State University Student Fee Indiana Revenue	5.000%	7/1/35	1,450	1,557
	Carmel IN Local Public Improvement Bond Bank Revenue (Special Program Bonds)	4.000%	1/15/35	1,000	1,020
	Crown Point IN Multi School Building Corp. Revenue	5.000%	7/15/28	490	537
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/24	495	499
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/24	850	865
	Duneland IN School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	1/15/25	485	498
[8]	Evansville IN Waterworks District Revenue	5.000%	7/1/39	1,000	1,100
	Hammond IN Multi-School Building Corp. Revenue	5.000%	1/15/29	790	850
[15]	Indiana Finance Authority Health System Revenue (Indiana University Health) PUT	5.000%	7/1/28	1,420	1,545
	Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,439
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/27	700	749
	Indiana Finance Authority Hospital Revenue (Parkview Health Systems Obligated Group)	5.000%	5/1/30	450	508
	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp.)	4.250%	11/1/30	500	497
	Indiana Finance Authority Revenue (Butler University Project)	5.000%	2/1/29	1,020	1,105
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/29	1,175	1,275
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/30	1,520	1,650
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	5.000%	11/1/31	1,130	1,220
	Indiana Finance Authority Revenue (Franciscan Alliance Inc.)	4.000%	11/1/35	1,685	1,688
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/24	1,645	1,651
	Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/25	650	655
	Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	1,075	1,117
	Indiana Finance Authority Revenue (Stadium Project)	4.000%	2/1/34	1,000	1,060
	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	3.000%	10/1/41	1,000	851
[3,6]	Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project) TOB VRDO	3.830%	7/3/23	10,080	10,080
	Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,471
	Indiana Municipal Power Agency Revenue	5.000%	1/1/36	1,000	1,075
	Indiana Municipal Power Agency Revenue	5.000%	1/1/39	4,575	4,696
[3]	Indiana Municipal Power Agency Supply System Revenue VRDO	4.000%	7/3/23	1,800	1,800
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Indianapolis Department of Public Utilities Water System Revenue	5.000%	10/1/35	1,460	1,592
Indianapolis Local Public Improvement Bond Bank Revenue (Cityway 1 Project)	5.000%	2/1/32	1,345	1,353
Indianapolis Local Public Improvement Bond Revenue	5.000%	6/1/31	2,500	2,827
Indianapolis Public School GO	5.000%	1/15/27	500	536
IPS Multi-School Building Corp. IN Revenue	5.000%	7/15/28	1,390	1,424
Ivy IN Tech Community College Revenue	5.000%	7/1/32	870	939
Ivy IN Tech Community College Revenue	5.000%	7/1/33	880	949
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	720	725
Seymour IN Elementary School Building Corp. Ad Valorem Property Tax First Mortgage Bonds Revenue	5.000%	7/15/35	750	865
Silver Creek IN School Building Corp. Revenue (Valorem Property)	3.000%	1/15/35	1,200	1,169
Tippecanoe County IN School Building Corp. Revenue	4.000%	7/15/32	1,070	1,124
				58,216
Iowa (0.2%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals and Clinics)	3.000%	9/1/39	2,000	1,736
Iowa City IA Community School District GO	3.000%	6/1/30	3,725	3,604
Iowa Finance Authority Health Facilities Revenue (Mercy Medical Center Project)	5.000%	8/15/27	1,435	1,436
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	4.000%	12/1/32	1,000	984
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Company Project) PUT	5.000%	12/1/42	2,500	2,556
Iowa Higher Education Loan Authority Revenue (Des Moines University Projects)	5.000%	10/1/35	1,250	1,318
Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/36	1,000	1,000
Iowa Tobacco Settlement Authority Revenue	4.000%	6/1/49	3,135	3,100
Xenia IA Rural Water District Revenue	5.000%	12/1/28	1,000	1,054
				16,788
Kansas (0.2%)
Johnson County KS Public Building Commission (Courthouse & Medical Examiners Facilities) Revenue	4.000%	9/1/27	1,000	1,030
Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/42	5,115	5,055
Johnson County KS Unified School District No. 512 (Shawnee Mission) GO	4.000%	10/1/43	1,475	1,459
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	700	715
Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) Prere.	5.000%	11/15/28	70	77

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/28	505	548
	Kansas Development Finance Authority Hospital Revenue (Adventhealth Obligated Group) PUT	5.000%	11/15/31	1,000	1,125
	Lyon County KS Unified School District No 253. GO	4.000%	9/1/32	350	362
	Shawnee County KS Unified School District No. 437 (Auburn - Washburn) GO	5.000%	9/1/39	1,500	1,682
	Wyandotte County KS Unified School District No. 500 GO Prere.	4.000%	9/1/26	4,000	4,127
					16,180
Kentucky (0.5%)
	Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	1,000	908
	Kentucky Bond Development Corp. Educational Facilities Revenue (Centre College)	4.000%	6/1/34	225	228
	Kentucky Bond Development Corp. Transient Room Tax Revenue (Lexington Center Corp. Project)	5.000%	9/1/29	1,980	2,178
[13]	Kentucky Economic Development Finance Authority Health System Revenue (Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25	1,220	1,117
	Kentucky Economic Development Finance Authority Hospital Revenue (Baptist Healthcare System Obligated Group)	5.000%	8/15/31	1,575	1,665
[13]	Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29	1,000	1,025
[8]	Kentucky Property & Building Commission Revenue	5.000%	5/1/34	1,000	1,081
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	4/1/24	9,220	9,212
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	1/1/25	6,655	6,654
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	895	891
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/25	3,095	3,080
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	6/1/26	1,895	1,891
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	2/1/28	1,700	1,681
	Kentucky Public Energy Authority Gas Supply Revenue PUT	4.000%	8/1/30	5,065	4,968
[4]	Kentucky Public Energy Authority Gas Supply Revenue PUT, SOFR + 1.200%	4.590%	8/1/30	2,000	1,906
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project) Prere.	5.000%	7/1/23	1,000	1,000
	Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Projects)	5.000%	7/1/31	250	288
	Louisville & Jefferson County KY Metropolitan Government Revenue (Gas & Electric Co. Project)	2.000%	10/1/33	1,500	1,207
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	500	461
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owen County KY Revenue (American Water Capital Corp.) PUT	2.450%	10/1/29	1,000	921
	University of Kentucky Revenue	3.500%	4/1/30	1,380	1,420
					43,782
Louisiana (0.4%)
	Bossier City LA Utilities Revenue	5.000%	10/1/23	595	597
	East Baton Rouge LA Sewerage Commission Revenue PUT	1.300%	2/1/28	1,000	847
	Lafayette Parish LA School Board Sale Tax Revenue	5.000%	4/1/35	500	583
	Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	1,065	1,146
	Louisiana Gasoline & Fuel Tax Revenue	3.000%	5/1/41	500	426
	Louisiana Gasoline & Fuel Tax Revenue Prere.	4.500%	5/1/25	2,000	2,050
[4]	Louisiana Gasoline & Fuel Tax Revenue PUT, SOFR + 0.500%	4.042%	5/1/26	490	481
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/32	2,315	2,453
[6]	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	4.250%	8/15/34	1,250	1,245
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/34	1,885	1,982
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/36	3,930	4,095
	Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment Revenue	5.000%	8/15/37	3,970	4,117
[8]	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue	5.000%	10/1/29	1,315	1,424
	Louisiana Public Facilities Authority Hospital Revenue (Louisiana Children's Medical Center)	5.000%	6/1/36	1,250	1,310
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/34	350	403
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	4/1/37	1,270	1,377
	Louisiana Public Facilities Authority Hospital Revenue (Tulane University of Louisiana)	5.000%	10/15/39	275	303
	Louisiana Public Facilities Authority Revenue (Ochsner Clinic Projects) PUT	5.000%	5/15/25	460	470
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	1,000	1,000
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/38	1,000	1,112
	Louisiana Stadium & Exposition District Revenue	5.000%	7/1/40	1,000	1,096
	Louisiana State University Revenue	5.000%	7/1/23	455	455
[5]	New Orleans LA Aviation Board Revenue	5.000%	10/1/27	875	945

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	715	701
	St. John the Baptish Parish LA Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	725	688
	St. John the Baptist Parish LA Revenue (Marathon Oil Corp. Project) PUT	4.050%	7/1/26	530	528
	St. John the Baptist Parish LA School District No. 1 GO	5.250%	3/1/33	3,170	3,549
	Tangipahoa Parish LA Hospital Service District No. 1 Revenue (North Oaks Health System Project)	4.000%	2/1/36	2,000	1,980
					37,363
Maine (0.1%)
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/29	445	478
	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.000%	7/1/30	600	641
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	4.000%	7/1/36	150	151
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/38	500	564
[5]	Maine Health & Higher Educational Facilities Authority Revenue (Mainehealth)	5.500%	7/1/42	750	831
	Maine Municipal Bond Bank Revenue	4.000%	11/1/38	800	795
	Maine Turnpike Authority Revenue	4.000%	7/1/38	1,145	1,164
	Portland ME General Airport Revenue	4.000%	1/1/39	820	792
	Portland ME General Airport Revenue	4.000%	1/1/40	1,155	1,105
					6,521
Maryland (0.9%)
	Anne Arundel County MD GO	5.000%	4/1/25	3,145	3,250
	Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,516
	Anne Arundel County MD GO	5.000%	4/1/28	1,075	1,184
	Baltimore County MD GO	4.000%	3/1/30	1,200	1,245
	Baltimore MD Project Revenue	5.000%	7/1/24	2,095	2,135
	Harford County MD GO	5.000%	10/1/25	2,000	2,089
	Harford County MD GO	5.000%	10/1/26	1,250	1,334
	Howard County MD Housing Commission General Revenue (Columbia Landing Apartments)	1.600%	6/1/29	1,000	883
	Maryland Community Development Administration Department of Housing & Community Development Residential Revenue	2.100%	9/1/41	1,350	952
	Maryland Community Development Administration Residential Revenue	5.000%	9/1/52	1,000	1,030
	Maryland Department of Transportation Revenue	5.000%	12/1/24	80	82
	Maryland Department of Transportation Revenue	5.000%	12/1/25	60	63
	Maryland Department of Transportation Revenue	5.000%	12/1/26	65	69
	Maryland Department of Transportation Revenue	5.000%	12/1/27	65	71
	Maryland Department of Transportation Revenue	5.000%	12/1/28	65	72
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Maryland Department of Transportation Revenue	5.000%	12/1/29	65	74
	Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,371
	Maryland Department of Transportation Revenue	3.000%	10/1/30	2,620	2,599
	Maryland Economic Development Corp. Student Housing Revenue	5.375%	7/1/38	1,250	1,365
	Maryland GO	5.000%	8/1/25	9,380	9,762
	Maryland GO	5.000%	3/15/26	1,235	1,302
	Maryland GO	4.000%	8/1/26	1,970	1,971
	Maryland GO	5.000%	8/1/26	2,110	2,243
	Maryland GO	5.000%	3/15/28	4,280	4,618
	Maryland GO	3.250%	8/1/30	1,000	1,000
	Maryland Health & Higher Educational Facilities Authority Revenue PUT	5.000%	7/1/27	1,000	1,049
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare Obligated Group)	5.500%	1/1/31	1,950	2,081
	Maryland Health & Higher Educational Facilities Authority Revenue (Adventist Healthcare)	5.000%	1/1/28	165	173
	Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/31	750	789
	Maryland Health & Higher Educational Facilities Authority Revenue (Frederick Health System)	5.000%	7/1/27	500	529
[4,6]	Maryland Health & Higher Educational Facilities Authority Revenue (Maryland Medical System) PUT, SIFMA Municipal Swap Index Yield + 0.540%	4.550%	12/8/27	3,505	3,505
	Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center Inc.)	5.000%	7/1/33	1,215	1,244
	Maryland Health & Higher Educational Facilities Authority Revenue (Stevenson University)	5.000%	6/1/29	270	288
	Maryland Health & Higher Educational Facilities Authority Revenue (University of Pittsburgh Medical Center)	4.000%	4/15/38	1,000	994
	Maryland State Stadium Authority Built Learn Revenue	5.000%	6/1/32	1,000	1,167
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/36	1,000	1,024
	Maryland State Stadium Authority Built Learn Revenue	4.000%	6/1/40	1,200	1,206
	Maryland State Stadium Authority Hagerstown Multi-Use Sports & Events Facility Lease Revenue	5.000%	6/1/39	1,885	2,117
[15]	Maryland State Stadium Authority Revenue	5.000%	3/1/29	1,000	1,111
	Maryland State Stadium Authority Revenue Prere.	5.000%	5/1/26	3,390	3,583
	Maryland Transportation Authority Facilities Projects Revenue	2.000%	7/1/35	1,500	1,214
	Montgomery County MD GO	4.000%	11/1/28	2,390	2,516
	Montgomery County MD GO Prere.	4.000%	11/1/24	1,000	1,012
	Montgomery County MD GO Prere.	5.000%	11/1/24	1,000	1,024
	Prince Georges County MD Public Improvement Bonds GO	5.000%	7/1/23	3,375	3,375
	Washington MD Suburban Sanitary Commission Revenue	4.000%	6/15/33	1,000	1,038
					73,319

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts (1.0%)
	Massachusetts Bay Transportation Authority Revenue	5.000%	7/1/27	2,635	2,802
	Massachusetts Bay Transportation Authority Revenue Prere.	5.000%	7/1/26	245	260
[13]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/25	2,530	2,653
[13]	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.500%	7/1/26	410	441
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	955	1,124
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,285	1,600
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	1,000	1,031
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,290	3,536
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	1,915	1,935
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,125	1,203
[17]	Massachusetts Development Finance Agency Revenue (Agawam Village Issue) PUT	5.000%	11/1/25	500	512
	Massachusetts Development Finance Agency Revenue (Beth Israel Lahey Health Inc.)	5.000%	7/1/31	1,500	1,632
	Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/37	1,750	1,874
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/29	1,225	1,318
	Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38	1,085	1,138
[4,6]	Massachusetts Development Finance Agency Revenue (General Brigham Inc.) PUT, SIFMA Municipal Swap Index Yield + 0.600%	4.610%	1/29/26	1,000	989
	Massachusetts Development Finance Agency Revenue (Green Bonds)	5.000%	11/15/32	1,625	1,963
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/29	5,000	5,729
	Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	7/1/34	500	541
	Massachusetts Development Finance Agency Revenue (Lesley University)	5.000%	7/1/38	385	390
	Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37	800	822
	Massachusetts Development Finance Agency Revenue (Simmons University)	5.000%	10/1/33	1,000	1,042
	Massachusetts Development Finance Agency Revenue (Southcoast Health System)	5.000%	7/1/28	200	214
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,302
	Massachusetts Development Finance Agency Revenue (UMass Student Housing Project)	5.000%	10/1/32	525	528
	Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/32	1,105	1,115
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts GO	5.250%	8/1/23	525	526
	Massachusetts GO	5.000%	12/1/23	1,520	1,531
	Massachusetts GO	5.000%	9/1/25	3,850	4,014
	Massachusetts GO	5.000%	9/1/28	5,530	6,146
	Massachusetts GO	5.000%	10/1/30	6,000	6,912
	Massachusetts GO	5.000%	5/1/31	1,675	1,677
	Massachusetts GO	5.250%	1/1/34	2,665	2,997
	Massachusetts GO	5.000%	7/1/35	1,000	1,033
[15]	Massachusetts GO	5.000%	5/1/37	1,000	1,154
	Massachusetts GO	5.000%	5/1/40	2,275	2,460
	Massachusetts GO	2.000%	3/1/41	1,000	698
	Massachusetts GO	5.000%	11/1/43	2,500	2,775
	Massachusetts Port Authority Revenue	5.000%	7/1/35	2,400	2,668
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	610	633
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.750%	8/15/32	1,335	1,377
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/37	1,860	1,914
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	2/15/24	1,500	1,518
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	1,010	1,052
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	355	369
	Massachusetts School Building Authority Dedicated Sales Tax Revenue Prere.	5.000%	8/15/25	890	927
[13]	Massachusetts SO Dedicated Tax Revenue	5.500%	1/1/26	510	538
	Massachusetts Transportation Fund Revenue	4.000%	6/1/35	1,040	1,072
[13]	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/29	890	729
	Massachusetts Water Resources Authority Revenue Prere.	4.000%	8/1/24	1,000	1,009
	Massachusetts Water Resources Authority Revenue Prere.	5.000%	8/1/26	3,000	3,194
					86,617
Michigan (1.2%)
[18]	Battle Creek MI School District GO	5.000%	5/1/25	535	553
	Bloomfield Hills MI School District GO	5.000%	5/1/41	500	548
[18]	Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,030
[18]	Dearborn MI School District GO Prere.	5.000%	11/1/23	1,200	1,207
[5,18]	Detroit MI City School District GO	5.250%	5/1/28	615	680
[5]	Detroit MI Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/35	1,120	1,129
[5]	Downriver MI Utility Wastewater Authority Revenue	5.000%	4/1/34	1,050	1,133
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/27	1,840	1,987
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/28	1,205	1,328
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/29	1,200	1,307
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	1,645	1,725
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/37	1,000	1,073

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Great Lakes MI Water Authority Sewer Disposal System Revenue	5.250%	7/1/41	2,400	2,641
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	1,030	1,094
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/29	1,420	1,568
[5]	Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33	1,000	1,025
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/33	1,310	1,466
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/36	1,000	1,044
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/37	1,000	1,115
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/38	1,250	1,369
	Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/40	500	537
[18]	Hudsonville MI Public Schools GO	5.000%	5/1/31	420	452
	Ingham County MI Building Authority Revenue	3.000%	5/1/34	3,900	3,663
	Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/29	970	1,042
[18]	Lake Orion MI Community School District GO	5.000%	5/1/38	4,070	4,401
[18]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/27	450	485
[18]	L'Anse Creuse MI Public Schools GO (Unlimited Tax)	5.000%	5/1/28	515	566
[5,18]	Lincoln MI Consolidated School District GO	5.000%	5/1/24	1,000	1,015
[18]	Marysville MI Public Schools District GO	5.000%	5/1/28	1,630	1,711
	Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,038
	Michigan Building Authority Revenue	5.000%	4/15/36	1,235	1,311
	Michigan Environmental Program GO	4.000%	5/1/28	1,000	1,031
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt Health Credit Group) Prere.	5.000%	8/1/24	1,500	1,530
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/29	1,000	1,104
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/31	2,000	2,271
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/36	1,000	1,121
	Michigan Finance Authority Hospital Revenue Bonds (Beaumontt-Spectrum Consolidation)	5.000%	4/15/37	1,000	1,110
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/31	1,000	1,068
	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group)	5.000%	12/1/35	2,250	2,471
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.850%	4.860%	12/1/24	1,500	1,502
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Michigan Finance Authority Hospital Revenue Bonds (Trinity Health Credit Group) PUT, SIFMA Municipal Swap Index Yield + 0.900%	4.910%	12/1/25	500	498
	Michigan Finance Authority Revenue	5.000%	11/1/28	1,055	1,162
	Michigan Finance Authority Revenue	4.000%	11/1/32	1,740	1,845
	Michigan Finance Authority Revenue	5.000%	10/1/34	2,565	2,837
	Michigan Finance Authority Revenue (Calvin University)	5.000%	9/1/35	605	655
[5]	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23	1,000	1,000
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	750	770
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,522
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,013
	Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,210	1,266
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/26	850	891
	Michigan Finance Authority Revenue (Kalamazoo College Project)	5.000%	12/1/27	965	1,027
	Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	2/15/34	1,700	1,844
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/36	2,000	2,189
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	5.000%	6/1/33	1,000	1,084
	Michigan Finance Authority Revenue (Tobacco Settlement Asset-Backed)	4.000%	6/1/37	1,000	985
	Michigan State Hospital Finance Authority Revenue (Ascension Health Credit Group)	4.000%	11/15/32	1,000	1,029
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	3.500%	12/1/50	4,645	4,545
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.000%	6/1/53	945	976
	Michigan State Housing Development Authority Revenue (Single-Family Mortgage)	5.500%	12/1/53	1,105	1,183
	Michigan Trunk Line Fund Bonds Revenue (Rebuilding Michigan Program)	4.000%	11/15/40	2,005	2,017
	Northville MI Public School GO	5.000%	5/1/39	1,025	1,132
	Northville MI Public Schools GO (Unlimited Tax)	4.000%	5/1/28	375	394
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/26	500	514
	Northville MI Public Schools Unlimited Tax GO	4.000%	5/1/27	325	338
	Oakland University MI Revenue	5.000%	3/1/30	1,250	1,297
	Oakland University MI Revenue	5.000%	3/1/31	1,000	1,133
	Oakland University MI Revenue	5.000%	3/1/35	1,475	1,651
	Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,297
[18]	Roseville MI School District GO Prere.	5.000%	5/1/25	1,665	1,722

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital) Prere.	5.000%	3/1/24	1,450	1,467
[18]	Saginaw City School District GO	4.000%	5/1/34	1,030	1,078
	University of Michigan Revenue	5.000%	4/1/25	35	36
	University of Michigan Revenue	5.000%	4/1/29	20	21
	University of Michigan Revenue	5.000%	4/1/29	20	22
	University of Michigan Revenue	5.000%	4/1/30	25	26
	University of Michigan Revenue	5.000%	4/1/31	30	32
	University of Michigan Revenue	5.000%	4/1/32	2,050	2,217
[5]	University of Michigan Revenue	5.000%	11/15/32	590	661
[5]	University of Michigan Revenue	5.000%	11/15/33	200	223
	University of Michigan Revenue Prere.	5.000%	4/1/26	25	26
	University of Michigan Revenue Prere.	5.000%	4/1/26	40	42
	University of Michigan Revenue Prere.	5.000%	4/1/26	30	32
	Wayne County MI Airport Authority Revenue	5.000%	12/1/25	870	905
	Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,353
					102,408
Minnesota (0.6%)
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/27	365	387
	Duluth MN Independent School District No. 709 COP	5.000%	2/1/28	350	378
[15]	Gibbon MN Independent School District No. 2365 GO	5.000%	2/1/38	400	439
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/37	2,000	2,189
	Hennepin County MN GO Sales Tax GO	5.000%	12/15/38	2,205	2,409
	Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/26	450	470
	Minneapolis MN GO	5.000%	12/1/33	2,000	2,282
	Minneapolis MN Health Care System Revenue PUT	5.000%	11/15/30	1,785	1,970
	Minneapolis MN Healthcare System Revenue PUT	5.000%	11/15/28	1,085	1,170
	Minnesota GO	5.000%	8/1/24	1,615	1,648
	Minnesota GO	5.000%	8/1/25	1,500	1,562
	Minnesota GO	5.000%	8/1/25	2,170	2,260
	Minnesota GO	5.000%	8/1/27	1,005	1,045
	Minnesota GO	5.000%	9/1/30	5,000	5,773
	Minnesota Higher Education Facilities Authority Revenue (Hamline University)	5.000%	10/1/35	595	608
	Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	10/1/40	1,000	971
	Minnesota Housing Finance Agency Residential Housing Revenue	2.800%	12/1/47	651	581
	Minnesota Housing Finance Agency Residential Housing Revenue	3.500%	7/1/50	500	490
	Minnesota Housing Finance Agency Residential Housing Revenue	5.500%	7/1/53	1,800	1,910
	Minnesota Housing Finance Agency Revenue (Housing Infrastructure)	4.000%	8/1/36	1,500	1,539
[3]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT	4.000%	12/1/27	2,205	2,204
[3,4]	Minnesota Municipal Gas Agency Commodity Supply Revenue PUT, SOFR + 1.000%	4.390%	12/1/27	1,000	978
	Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/25	2,480	2,560
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Minnesota Public Facilities Authority Revolving Fund Revenue	5.000%	3/1/31	8,000	8,420
Osseo MN Independent School District No. 279 GO	5.000%	2/1/28	1,000	1,078
Owatonna MN Independent School District No. 761 GO	3.000%	2/1/32	1,190	1,180
University of Minnesota Revenue	5.000%	4/1/38	2,000	2,180
West St. Paul MN Independent School District No. 197 GO (Mendota Heights-Eagan)	4.000%	2/1/28	1,000	1,045
White Bear Lake MN Independent School District No. 624 GO	3.000%	2/1/30	1,150	1,144
				50,870
Mississippi (0.2%)
Lowndes County MS Solid Waste Disposal & Pollution Control Revenue PUT	2.650%	4/1/27	1,000	954
Mississippi Development Bank SO Revenue (Marshall County Industrial Development Highway Refunding Project)	5.000%	1/1/26	1,335	1,386
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/27	500	531
Mississippi Development Bank SO Revenue (Rankin County School District)	5.000%	6/1/30	1,765	1,884
Mississippi Gaming Tax Revenue	5.000%	10/15/29	1,000	1,079
Mississippi Gaming Tax Revenue	5.000%	10/15/36	1,500	1,588
Mississippi GO Prere.	5.000%	11/1/25	1,000	1,045
Mississippi GO Prere.	5.000%	11/1/26	115	123
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/29	830	889
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	625	674
Mississippi Hospital Equipment & Facilities Authority Revenue (Forrest General Hospital Inc.)	5.000%	1/1/30	260	280
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/27	1,000	1,061
Mississippi Institutions of Higher Learning Revenue (University of Mississippi Medical Center)	4.000%	6/1/34	1,000	1,020
Mississippi State Gaming Tax Revenue	5.000%	10/15/32	2,000	2,152
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/30	575	616
Mississippi State University Educational Building Corp. Revenue	5.000%	8/1/31	515	552
Mississippi State University Educational Building Corp. Revenue Prere.	5.000%	8/1/23	1,000	1,001
				16,835
Missouri (0.6%)
Bi-State Development Agency MO Illinois Metropolitan District Sales Tax Appropriation Revenue	4.000%	10/1/35	1,790	1,826
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue (St. Francis Healthcare System)	4.000%	6/1/37	1,680	1,672
Clay County MO Public Schools District GO	5.000%	3/1/39	1,375	1,524

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Greene County Mo Reorganized School District No. 3 GO	4.000%	3/1/39	1,100	1,097
Jackson County MO Reorganized School District No. 7 GO (Lee's Summit)	3.000%	3/1/40	3,000	2,575
Jackson County MO School District No. 4 GO (Blue Springs)	6.000%	3/1/38	1,000	1,161
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/26	1,215	1,237
Jackson County MO SO Revenue (Truman Sports Complex Project)	5.000%	12/1/31	1,500	1,529
Kansas City MO GO	4.000%	2/1/26	615	631
Kansas City MO Sanitary Sewer System Revenue	5.000%	1/1/32	1,020	1,116
Kansas City MO SO Bonds Revenue (Missouri Projects)	5.000%	9/1/35	3,215	3,630
Little Blue Valley MO Sewer District Revenue	3.000%	9/1/33	1,505	1,442
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/34	525	564
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	4.000%	5/1/41	4,145	4,202
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/30	1,000	1,005
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis College of Pharmacy Project)	5.000%	5/1/34	880	885
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) Prere.	5.000%	6/1/24	1,480	1,498
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System) PUT	5.000%	6/1/28	1,000	1,076
Missouri Health & Educational Facilities Authority Health Facilities Revenue (St. Luke's Health System)	5.000%	12/1/31	1,050	1,129
Missouri Health & Educational Facilities Authority Revenue	4.000%	7/1/37	1,000	997
Missouri Health & Educational Facilities Authority Revenue PUT	4.000%	5/1/26	1,500	1,525
Missouri Health & Educational Facilities Authority Revenue PUT	5.000%	5/1/28	2,425	2,624
Missouri Health & Educational Facilities Authority Revenue (BJC Health System)	4.500%	1/1/39	2,865	2,869
Missouri Health & Educational Facilities Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,100	1,133
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,531
Missouri Housing Development Commission Revenue	3.500%	11/1/50	480	470
Missouri Housing Development Commission Revenue	5.000%	5/1/53	995	1,028
Missouri Housing Development Commission Revenue	5.750%	5/1/53	205	218
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	1,425	1,459
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	1,010	1,045
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/40	1,655	1,686
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue	5.000%	9/1/38	1,225	1,120
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,260	1,124
[6,11]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/26	1,455	1,298
[5]	St. Louis MO Municipal Finance Corp. Leasehold Revenue	0.000%	7/15/33	1,000	683
[5]	St. Louis MO Parking Revenue	5.000%	12/15/23	715	720
	St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,030
					52,359
Montana (0.1%)
	Forsyth MT Pollution Control Revenue	3.875%	7/1/28	1,000	1,003
[17]	Montana Board of Housing Multifamily Revenue PUT	5.000%	5/1/25	2,444	2,484
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/32	825	859
					4,346
Multiple States (0.2%)
[19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	9/15/30	1,500	1,319
[6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.600%	9/15/33	1,910	1,615
[6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.625%	6/15/35	1,875	1,585
[6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/35	1,355	1,139
[6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.750%	11/25/35	4,875	4,170
[19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.400%	1/25/36	468	428
[6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.650%	6/15/36	1,250	1,027
[19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	4.140%	1/25/40	1,499	1,393
[3,6,19]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue TOB VRDO	3.800%	7/3/23	1,700	1,700
					14,376
Nebraska (0.3%)
	Central Plains Energy Project Nebraska Gas Project Revenue PUT	5.000%	1/1/24	280	281
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	1,000	1,031
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	1,315	1,370
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 5) PUT	5.000%	10/1/29	1,235	1,280
[3]	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	4.000%	8/1/25	8,015	8,017
	Nebraska Public Power District Revenue	5.000%	7/1/28	1,000	1,087
	Omaha NE Public Power District Electric Revenue	5.000%	2/1/29	1,420	1,492
	Omaha NE Sewer Revenue	5.000%	11/15/29	2,500	2,558
	Public Power Generation Agency Revenue (Whelan Energy Center Unit 2)	5.000%	1/1/35	1,000	1,041

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sarpy County NE Schools District GO	5.000%	12/15/27	1,000	1,043
	Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/24	1,785	1,793
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/27	1,100	1,193
					22,186
Nevada (0.6%)
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/26	560	580
	Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/28	1,220	1,281
	Clark County NV Airport Improvement Revenue	5.000%	7/1/30	2,095	2,333
	Clark County NV Airport System Revenue	5.000%	7/1/42	1,000	1,067
	Clark County NV GO	4.000%	6/1/32	1,505	1,557
	Clark County NV GO	4.000%	7/1/32	2,190	2,263
	Clark County NV GO	4.000%	6/1/33	1,000	1,045
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/31	1,575	1,604
	Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/36	1,075	1,140
	Clark County NV Passenger Facility Charge Revenue	5.000%	7/1/32	1,000	1,109
	Clark County NV Pollution Control Refunding Revenue (Southern California Edison Co.)	2.100%	6/1/31	1,500	1,253
[5]	Clark County NV School District GO	5.000%	6/15/27	3,000	3,221
[5]	Clark County NV School District GO	4.000%	6/15/33	1,820	1,858
[8]	Clark County NV School District GO	3.000%	6/15/34	1,000	959
[8]	Clark County NV School District GO	3.000%	6/15/37	1,000	886
	Clark County NV School District GO	3.000%	6/15/38	1,000	859
	Clark County NV School District GO	3.000%	6/15/40	1,600	1,301
[5]	Clark County NV School District GO	4.000%	6/15/40	850	845
	Las Vegas Valley NV Water District GO	5.000%	6/1/26	1,000	1,058
	Las Vegas Valley NV Water District GO	4.000%	6/1/41	1,685	1,692
	Las Vegas Valley NV Water District GO	4.000%	6/1/42	1,815	1,822
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,190	1,210
	Las Vegas Valley Water District Nevada GO	5.000%	12/1/27	1,990	2,063
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	1,957
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	1,000	1,088
	Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	3,045	3,148
	Nevada GO	5.000%	11/1/23	1,465	1,473
	Nevada GO	5.000%	11/1/25	1,015	1,050
	Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,710
[6]	North Las Vegas NV Local Improvement Special Bonds	5.500%	6/1/37	750	754
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/27	250	262
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/28	250	266
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/32	250	268
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Reno NV Sales Tax Revenue (Reno Transportation Rail Access)	5.000%	6/1/33	250	268
	Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	1,510	1,585
					46,835
New Hampshire (0.1%)
	National Finance Authority NH Revenue	5.000%	8/15/30	1,500	1,647
	National Finance Authority NH Revenue	4.125%	1/20/34	5,320	5,189
	National Finance Authority NH Revenue (Dickinson College Project)	5.000%	11/1/42	1,475	1,584
	National NH Finance Authority Municipal Certificates Revenue	4.375%	9/20/36	988	967
	New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	4.000%	8/1/43	2,355	2,206
					11,593
New Jersey (1.9%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue (Cooper Health System Obligated Group)	5.000%	2/15/27	1,400	1,407
	Cape May County NJ GO	2.000%	9/15/30	2,605	2,352
	Cherry Hill Township NJ School District Board of Education GO	3.000%	8/1/32	3,000	2,949
[5]	Clifton NJ Board of Education School Bonds GO	2.000%	8/15/34	1,500	1,245
	Hudson County NJ General Improvement Bonds GO	3.000%	11/15/31	2,615	2,583
	Hudson County NJ General Improvement Bonds GO	2.125%	11/15/36	1,000	782
	Hudson County NJ Improvement Authority Lease Revenue (Courthouse Projects)	4.000%	10/1/40	2,010	2,026
[8]	Lindenwold Boro NJ School District Bonds GO	3.125%	2/1/36	1,390	1,281
[8]	Montclair NJ Township Board of Education Schools GO	3.125%	1/15/35	965	928
	New Jersey Covid 19 Emergency Bonds GO	5.000%	6/1/25	1,000	1,035
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/30	4,115	4,369
	New Jersey Covid 19 Emergency Bonds GO	4.000%	6/1/31	3,500	3,740
	New Jersey Covid 19 Emergency Bonds GO	3.000%	6/1/32	3,000	2,862
[6]	New Jersey Economic Development Authority Revenue	5.250%	9/1/23	2,000	2,005
	New Jersey Economic Development Authority Revenue	5.250%	6/15/27	260	269
	New Jersey Economic Development Authority Revenue	5.000%	6/15/33	1,100	1,224
	New Jersey Economic Development Authority Revenue	4.000%	7/1/34	1,105	1,110
	New Jersey Economic Development Authority Revenue	4.000%	6/15/35	500	510
	New Jersey Economic Development Authority Revenue	5.000%	6/15/35	2,000	2,111
	New Jersey Economic Development Authority Revenue Prere.	5.250%	6/15/25	300	313
	New Jersey Economic Development Authority Revenue Prere.	5.500%	12/15/26	2,000	2,176
[13]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26	405	424

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharge) ETM	5.250%	7/1/26	95	101
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/40	4,000	4,406
	New Jersey Economic Development Authority Revenue (Portal North Bridge Project)	5.250%	11/1/41	5,000	5,484
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	1,725	1,768
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	1,325	1,378
[13]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27	1,000	1,088
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	1,400	1,505
[15]	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/34	1,000	1,089
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/35	700	760
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	3/1/25	5,000	5,167
	New Jersey Educational Facilities Authority Revenue (Princeton University)	2.000%	3/1/37	1,000	758
[5]	New Jersey Educational Facilities Authority Revenue (Ramapo College)	5.000%	7/1/35	400	456
	New Jersey GO	2.000%	6/1/31	1,295	1,131
	New Jersey GO	2.000%	6/1/32	1,230	1,051
	New Jersey GO	2.000%	6/1/35	1,000	800
	New Jersey Health Care Facilities Financing Authority Lease Revenue (Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	500	501
	New Jersey Health Care Facilities Financing Authority Revenue	5.000%	7/1/34	500	528
	New Jersey Health Care Facilities Financing Authority Revenue (Atlanticare Health System)	3.000%	7/1/40	145	119
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.000%	7/1/38	1,000	1,006
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph's Healthcare System)	5.000%	7/1/27	1,000	1,026
	New Jersey Health Care Facilities Financing Authority Revenue (St. Peter's University Hospitals)	5.000%	7/1/31	1,000	1,064
	New Jersey Health Care Facilities Financing Authority Revenue (Valley Health System)	5.000%	7/1/29	1,385	1,531
[3]	New Jersey Revenue VRDO	3.750%	7/3/23	4,100	4,100
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,337
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,380	2,492
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	620	649
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,400	1,466
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	1,000	1,046
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/31	1,000	1,127
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/33	1,000	1,132
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/34	600	675
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/35	1,000	1,119
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	1,003
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/37	1,000	1,003
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	5.000%	6/15/40	1,000	1,080
	New Jersey Transportation Trust Fund Authority Program Bonds Revenue	4.000%	6/15/42	1,750	1,690
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/27	1,000	1,074
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/28	1,000	1,083
[5]	New Jersey Transportation Trust Fund Authority Revenue	0.000%	12/15/29	1,700	1,354
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/30	1,285	1,395
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	6/15/31	1,000	1,083
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/33	1,115	1,204
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/34	1,115	1,201
	New Jersey Transportation Trust Fund Authority Revenue	5.000%	12/15/35	1,015	1,082
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/30	2,000	2,231
[13]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/30	1,420	1,082
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/31	1,000	1,127
[13,20]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/31	265	201
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	6/15/32	1,000	1,123
[5]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/32	1,000	707
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	5.000%	12/15/32	1,000	1,084
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,000	639

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/34	1,310	837
	New Jersey Transportation Trust Fund Authority System Bonds Revenue	4.000%	6/15/35	500	511
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/35	1,490	907
[11]	New Jersey Transportation Trust Fund Authority System Bonds Revenue	0.000%	12/15/36	500	288
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	1,500	1,548
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	2,125	2,125
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/23	605	610
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	1,000	1,022
[11]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/26	2,000	1,771
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/27	5,260	5,648
[13]	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	2,000	1,463
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	700	717
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/38	1,500	1,634
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/39	3,175	1,548
	New Jersey Turnpike Authority Revenue	5.000%	1/1/28	500	527
	New Jersey Turnpike Authority Revenue	5.000%	1/1/31	4,245	4,515
	New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,088
	New Jersey Turnpike Authority Revenue	4.000%	1/1/33	1,070	1,106
	New Jersey Turnpike Authority Revenue	4.000%	1/1/34	2,500	2,579
	New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,057
	New Jersey Turnpike Authority Revenue	5.000%	1/1/37	1,000	1,070
	New Jersey Turnpike Authority Revenue	4.000%	1/1/42	2,000	2,005
[8]	Newark NJ Board of Education School Energy Savings Obligation Refunding Bonds GO	5.000%	7/15/29	375	413
[5]	North Hudson Sewerage Authority Revenue ETM	5.000%	6/1/36	1,320	1,590
	South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/39	525	527
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/26	1,825	1,904
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/27	3,200	3,385
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/30	1,555	1,669
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/31	1,000	1,074
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/32	1,000	1,072
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/35	1,570	1,669
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/36	1,500	1,585
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/37	1,000	1,051
	Toms River NJ Board of Education GO	3.000%	7/15/30	3,000	2,966
	Toms River NJ General Improvement Bonds GO	4.000%	6/1/39	1,760	1,776
					163,264
New Mexico (0.2%)
	Albuquerque NM GO	5.000%	7/1/26	4,035	4,260
	Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/23	265	265
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,000	859
	Farmington NM Pollution Control Revenue (Edison Co. Four Corners Project)	1.800%	4/1/29	1,550	1,332
	Farmington NM Pollution Control Revenue (San Juan & Four Corners Projects)	2.150%	4/1/33	2,675	2,134
	Farmington NM Pollution Control Revenue (San Juan Project) PUT	3.900%	6/1/28	495	497
	Farmington NM Pollution Control Revenue (Southern California Edison Co.)	1.800%	4/1/29	1,000	859
	New Mexico Finance Authority Transportation Revenue	5.000%	6/15/27	1,045	1,063
	New Mexico Hospital Equipment Loan Council Hospital System Revenue (Presbyterian Healthcare Services) Prere.	5.000%	8/1/25	1,520	1,572
	New Mexico Mortgage Finance Authority Revenue	3.000%	1/1/52	1,000	960
[3]	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	5.000%	5/1/25	805	822
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/24	1,000	1,018
	New Mexico State Severance Tax Bonds Revenue	5.000%	7/1/25	1,000	1,037
					16,678
New York (6.5%)
	Battery Park City NY Authority Revenue	5.000%	11/1/38	750	830
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	5.000%	7/15/30	700	719
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/32	1,430	964
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/33	1,500	963
	Brooklyn Arena Local Development Corp. NY Pilot Revenue (Barclays Center Project)	0.000%	7/15/35	470	273
[5]	Broome County NY Local Development Corp. Revenue (United Health Services Hospitals Inc. Project)	5.000%	4/1/29	2,100	2,271
	Build NY Resource Corp. Revenue	5.000%	7/1/32	325	343
	Build NY Resource Corp. Revenue	5.000%	7/1/34	415	445

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Build NY Resource Corp. Revenue	5.000%	7/1/35	550	584
	Dutchess County NY Local Development Corp. Revenue	5.000%	7/1/32	1,110	1,179
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/31	425	453
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	205
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/34	240	246
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/37	555	516
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	4.000%	7/1/41	650	578
	Erie County NY Fiscal Stability Authority Revenue	5.000%	9/1/30	500	543
	Genesee County NY Funding Corp. Revenue (Rochester Regional Health Project)	5.000%	12/1/35	700	730
[5]	Hempstead NY GO	4.000%	4/1/29	1,420	1,454
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/31	1,550	1,661
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/36	1,500	1,592
	Hudson Yards Infrastructure Corp. New York Revenue	5.000%	2/15/37	520	550
	Hudson Yards Infrastructure Corp. New York Revenue	4.000%	2/15/42	1,000	993
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/38	1,465	1,653
	Long Island Power Authority NY Electric System Revenue	0.000%	12/1/29	1,000	993
	Long Island Power Authority NY Electric System Revenue	5.000%	9/1/35	1,095	1,202
	Long Island Power Authority NY Electric System Revenue PUT	1.500%	9/1/26	1,360	1,260
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/27	1,000	1,041
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/28	2,075	2,136
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/29	1,115	1,159
	Metropolitan Transportation Authority NY Revenue	5.250%	11/15/30	3,440	3,687
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/33	1,500	1,647
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/34	2,500	2,712
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/40	810	786
[5]	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/40	1,000	1,057
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/41	2,170	2,094
	Metropolitan Transportation Authority NY Revenue	4.000%	11/15/42	1,500	1,439
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	500	524
	Metropolitan Transportation Authority NY Revenue	5.000%	11/15/43	1,475	1,475
	Metropolitan Transportation Authority NY Revenue PUT	5.000%	5/15/24	7,000	7,069
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Metropolitan Transportation Authority NY Revenue PUT, SOFR + 0.550%	3.940%	4/1/24	500	498
	Monroe County NY Industrial Development Agency School Facility Revenue (Rochester Schools Modernization Project)	5.000%	5/1/31	1,970	2,133
	Monroe County NY Industrial Development Corp. Revenue (Rochester Regional Health)	4.000%	12/1/39	2,120	1,966
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/37	1,540	1,640
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Projects)	5.000%	12/1/28	555	585
[3,6]	Nassau County NY Revenue TOB VRDO	3.850%	7/3/23	1,000	1,000
	New York City NY GO	5.000%	8/1/23	400	401
	New York City NY GO	5.000%	8/1/24	1,000	1,020
	New York City NY GO	5.000%	8/1/25	1,245	1,293
	New York City NY GO	5.000%	8/1/25	1,310	1,360
	New York City NY GO	5.000%	8/1/25	1,000	1,038
	New York City NY GO	5.000%	6/1/26	2,450	2,535
	New York City NY GO	5.000%	8/1/27	1,000	1,082
	New York City NY GO	5.000%	8/1/28	5,000	5,518
	New York City NY GO	5.000%	8/1/32	1,000	1,176
	New York City NY GO	5.000%	12/1/32	1,755	1,860
	New York City NY GO	5.000%	12/1/32	1,000	1,104
	New York City NY GO	5.000%	10/1/34	1,940	2,161
	New York City NY GO	4.000%	8/1/35	1,000	1,048
	New York City NY GO	5.000%	12/1/35	1,120	1,184
	New York City NY GO	4.000%	8/1/36	1,000	1,035
	New York City NY GO	5.000%	10/1/36	3,875	4,153
	New York City NY GO	4.000%	8/1/37	2,000	2,034
	New York City NY GO	4.000%	10/1/37	6,640	6,749
	New York City NY GO	5.000%	4/1/39	1,000	1,128
	New York City NY GO	5.000%	4/1/39	5,000	5,335
	New York City NY GO	5.000%	9/1/39	5,000	5,610
	New York City NY GO	3.000%	3/1/41	1,210	1,019
	New York City NY GO	5.000%	4/1/41	3,000	3,360
	New York City NY GO	5.250%	5/1/41	1,250	1,415
	New York City NY GO	4.000%	4/1/42	3,000	2,989
	New York City NY GO	5.250%	10/1/42	1,000	1,133
	New York City NY GO	5.250%	4/1/43	1,000	1,138
	New York City NY Housing Development Corp. Multi-Family Housing Revenue	3.700%	11/1/38	1,915	1,792
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue	2.350%	11/1/40	2,000	1,452
	New York City NY Housing Development Corp. Multi-Family Housing Revenue Prere.	5.250%	7/3/23	1,000	1,000
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.700%	5/1/25	400	372
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.600%	7/1/25	2,000	1,851
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	0.900%	1/1/26	800	733
	New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	982
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	985

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[17]	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.400%	12/22/26	1,000	988
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.700%	12/30/27	2,000	2,000
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds) PUT	3.730%	12/29/28	1,000	1,001
	New York City NY Housing Development Corp. Multi-Family Housing Revenue (Sustainable Neighborhood Bonds)	3.000%	11/1/39	1,000	850
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	4.000%	3/1/31	1,250	1,310
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Project)	3.000%	3/1/38	2,000	1,722
[5]	New York City NY Industrial Development Agency Revenue (Yankee Stadium Projects)	3.000%	3/1/36	2,000	1,811
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/27	4,560	4,778
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,086
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	2,000	2,077
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	3,140	3,377
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/38	1,000	1,069
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,075	2,134
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	2,500	2,720
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue Prere.	5.000%	6/15/25	1,350	1,402
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/28	1,730	1,795
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/29	2,000	2,076
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/30	1,045	1,093
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/35	1,635	1,783
	New York City NY Transitional Finance Authority Building AID Revenue	5.250%	7/15/35	1,525	1,688
	New York City NY Transitional Finance Authority Building AID Revenue	4.000%	7/15/38	1,750	1,765
	New York City NY Transitional Finance Authority Building AID Revenue	5.000%	7/15/43	1,000	1,065
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Authority Building AID Revenue ETM	5.000%	7/15/24	3,430	3,497
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	1,325	1,384
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	2,445	2,554
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	1,370	1,393
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	1,500	1,561
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,450	1,473
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	1,710	1,802
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	1,565	1,625
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	4,000	4,093
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	1,525	1,636
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/35	2,500	2,614
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	1,745	1,807
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/35	1,000	1,187
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/36	1,580	1,679
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	8/1/36	1,235	1,261
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/36	1,000	1,028
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	1,680	1,787
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/38	8,000	8,107
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	11/1/38	1,250	1,269
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/42	3,000	3,034
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/25	2,230	2,330
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/28	1,600	1,775
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/30	2,000	2,297
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	2,015	2,194

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/35	1,200	1,375
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/36	110	126
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/36	1,000	1,039
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/36	2,325	2,520
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/36	2,800	2,906
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/37	250	257
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/38	200	204
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	8/1/38	5,000	5,055
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	2/1/39	2,500	2,523
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/39	1,020	1,140
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	5/1/39	2,000	2,018
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/39	1,330	1,437
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/40	545	607
New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/40	1,500	1,275
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	8/1/40	3,500	3,701
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/40	1,540	1,647
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/41	1,545	1,712
New York City NY Transitional Finance Authority Future Tax Secured Revenue	3.000%	8/1/41	1,000	839
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.250%	11/1/41	8,000	9,102
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	510	563
New York City NY Transitional Finance Authority Future Tax Secured Revenue	5.000%	2/1/42	2,000	2,227
New York City NY Transitional Finance Authority Future Tax Secured Revenue	4.000%	11/1/43	1,000	989
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/35	1,500	1,634
New York City NY Transitional Finance Authority Revenue	5.000%	8/1/36	5,710	6,188
New York City NY Transitional Finance Authority Revenue	5.000%	5/1/38	1,675	1,795
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Transitional Finance Authority Revenue	5.000%	5/1/39	1,335	1,443
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	1,350	1,432
	New York City NY Trust for Cultural Resources Revenue (Lincoln Center for the Performing Arts Inc.)	4.000%	12/1/33	1,000	1,036
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	500	400
[8]	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	3.000%	2/15/42	2,000	1,613
	New York Liberty Development Corp. Revenue (1 World Trade Center Project)	4.000%	2/15/43	1,000	975
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	1.900%	11/15/31	1,500	1,280
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.100%	11/15/32	1,900	1,634
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.200%	11/15/33	1,440	1,232
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.300%	11/15/34	1,500	1,271
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.400%	11/15/35	1,400	1,169
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.500%	11/15/36	950	781
	New York Liberty Development Corp. Revenue (4 World Trade Center Project)	2.750%	11/15/41	3,050	2,377
	New York Liberty Development Corp. Revenue (7 World Trade Center Project)	3.000%	9/15/43	405	327
	New York Liberty Development Corp. Revenue (Bank of America Tower at One Bryant Park Project)	2.800%	9/15/69	1,815	1,653
	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	760	868
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,180	2,221
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,135	1,169
	New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	1,675	1,742
	New York Metropolitan Transportation Authority Revenue	4.000%	11/15/31	1,445	1,450
	New York Metropolitan Transportation Authority Revenue PUT	5.000%	5/15/30	2,500	2,692
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	0.000%	11/15/32	1,000	716
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	11/15/33	1,545	1,587
	New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	4,250	4,250
[5]	New York Power Authority Green Transmission Revenue	4.000%	11/15/41	3,540	3,591

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/24	500	510
[11]	New York State Dormitory Authority Lease Revenue (City of New York Court Facilities)	5.500%	5/15/27	500	545
[8]	New York State Dormitory Authority Revenue	5.000%	10/1/31	1,000	1,143
	New York State Dormitory Authority Revenue	5.000%	7/1/32	2,000	2,157
	New York State Dormitory Authority Revenue	3.000%	10/1/32	1,000	955
	New York State Dormitory Authority Revenue	5.000%	7/1/33	730	827
[5]	New York State Dormitory Authority Revenue	5.000%	10/1/37	2,500	2,792
	New York State Dormitory Authority Revenue	4.000%	5/1/40	1,260	1,215
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,027
	New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,026
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	9/1/27	1,895	1,903
	New York State Dormitory Authority Revenue (Montefiore Obligated Group)	5.000%	8/1/29	550	556
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/28	2,035	2,090
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	1,085	1,115
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,592
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	2,000	2,024
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	2,445	2,509
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/33	1,975	2,045
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/34	1,895	1,956
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	2,000	2,022
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	8,000	8,278
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/35	1,000	1,024
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	3,000	3,374
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	5,000	5,117
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	3,000	3,188
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/37	2,270	2,326
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/38	3,400	3,017
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	1,000	1,011
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/38	3,500	3,544
	New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	2/15/39	2,000	2,011
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	2,000	2,117
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/39	3,000	2,617
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	3,000	3,018
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/39	2,235	2,250
New York State Dormitory Authority Revenue (Personal Income Tax)	3.000%	3/15/40	3,000	2,571
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,250	1,250
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/40	1,000	1,000
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	1,120	1,109
New York State Dormitory Authority Revenue (Personal Income Tax)	4.000%	3/15/43	2,000	1,981
New York State Dormitory Authority Revenue (Personal Income Tax) ETM	5.000%	2/15/25	1,500	1,549
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	5.000%	2/15/25	10	10
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	9/15/25	1,700	1,742
New York State Dormitory Authority Revenue (Personal Income Tax) Prere.	4.000%	2/15/27	10	10
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/29	195	218
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/30	205	233
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/31	225	260
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/32	235	269
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/33	255	292
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,230	1,281
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,480	1,581
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,795	1,905
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	1,420	1,472
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,000	2,114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,500	1,623
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,160	2,326
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	2,970	3,129
New York State Dormitory Authority Sales Tax Revenue ETM	5.000%	3/15/25	1,295	1,338
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	3.500%	10/1/29	1,000	972
New York State Energy Research & Development Authority Pollution Control Revenue (New York State Electric & Gas Corp.)	4.000%	4/1/34	1,250	1,258
New York State Environmental Facilities Corp. Revenue (State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	1,500	1,622
New York State Homeowner Mortgage Agency Revenue	2.200%	4/1/36	1,550	1,214

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York State Housing Finance Agency Revenue	2.200%	11/1/36	875	689
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	1,510	1,440
	New York State Housing Finance Agency Revenue PUT	2.500%	5/1/27	900	858
[17]	New York State Housing Finance Agency Revenue PUT	3.100%	11/1/27	1,500	1,470
	New York State Housing Finance Agency Revenue PUT	3.800%	5/1/29	1,500	1,502
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.450%	9/15/69	5,700	5,202
	New York State Liberty Development Corp. Liberty Revenue (Bank of America Tower at One Bryant Park Project)	2.625%	9/15/69	2,505	2,287
	New York State Mortgage Agency Homeowner Revenue	3.250%	10/1/50	2,095	2,038
	New York State Thruway Authority General Revenue	4.000%	1/1/41	1,000	996
	New York State Thruway Authority General Revenue	4.000%	1/1/42	2,000	1,984
	New York State Thruway Authority General Revenue	4.000%	1/1/42	1,000	992
	New York State Thruway Authority Revenue	5.000%	1/1/35	1,130	1,173
	New York State Thruway Authority Revenue	5.000%	1/1/36	1,045	1,160
	New York State Thruway Authority Revenue	5.000%	3/15/40	1,325	1,487
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	2,810	2,903
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,003
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,474
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	2,010	2,107
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,486
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/34	5,000	5,308
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/36	2,000	2,126
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/37	2,000	2,119
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/39	5,000	5,036
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/40	1,590	1,591
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/41	1,000	998
	New York State Urban Development Corp. Revenue (Personal Income Tax)	4.000%	3/15/42	1,490	1,481
	New York State Urban Development Corp. Revenue (Personal Income Tax) ETM	5.000%	3/15/25	20	21
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New York State Urban Development Corp. Revenue (Personal Income Tax) Prere.	5.000%	3/15/24	1,930	1,956
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/39	3,000	3,028
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/41	3,000	2,526
New York State Urban Development Corp. Sales Tax Revenue	3.000%	3/15/42	4,000	3,320
New York State Urban Development Corp. Sales Tax Revenue	4.000%	3/15/43	225	223
New York Transportation Development Corp. Special Facility Revenue (Terminal 4 John F. Kennedy International Airport Project)	4.000%	12/1/42	1,400	1,337
Onondaga NY Civic Development Corp. Revenue (Le Moyne College Project)	5.000%	7/1/33	350	373
Port Authority of New York & New Jersey Revenue	5.000%	9/1/26	1,805	1,839
Port Authority of New York & New Jersey Revenue	3.000%	12/1/32	2,000	1,998
Port Authority of New York & New Jersey Revenue	5.000%	9/1/36	1,230	1,343
Port Authority of New York & New Jersey Revenue	5.000%	11/1/36	2,295	2,537
Port Authority of New York & New Jersey Revenue	5.000%	7/15/40	1,000	1,125
Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,390
Suffolk County NY Refunding Bonds GO	5.000%	6/15/29	745	840
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	1,870	1,958
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/34	2,245	2,329
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/30	450	430
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/31	460	436
Tompkins County NY Development Corp. Continuing Care Retirement Community Revenue (Kendal at Ithaca Inc. Project)	4.000%	7/1/32	285	267
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/27	5,000	5,402
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/27	1,000	1,087
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/29	2,000	2,255
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/30	2,000	2,297
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	3.000%	5/15/32	490	488
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	11/15/32	1,000	1,190
Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	0.000%	11/15/36	1,000	585

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue	5.000%	5/15/40	1,000	1,117
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/26	1,000	929
	Triborough Bridge & Tunnel Authority New York Payroll Mobility Bonds Revenue PUT	2.000%	5/15/28	1,500	1,370
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	1,000	1,137
	Triborough Bridge & Tunnel Authority New York Revenue	0.000%	11/15/32	1,130	805
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	2,000	2,078
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	1,900	2,041
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	1,000	1,065
[4]	Triborough Bridge & Tunnel Authority New York Revenue PUT, SOFR + 0.380%	3.770%	2/1/24	150	149
[15]	Triborough Bridge & Tunnel Authority NY Payroll Mobility Revenue	5.000%	11/15/28	2,000	2,204
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/40	1,835	2,065
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	9/1/37	1,320	1,416
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/40	1,000	923
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/31	1,000	1,009
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/35	1,945	2,031
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/36	2,450	2,552
	Utility Debt Securitization Authority NY Revenue	5.000%	12/15/38	5,000	5,779
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	3.200%	7/1/28	250	234
[6]	Westchester County NY Local Development Corp. Revenue (Purchase Senior Learning Community Inc.)	5.000%	7/1/36	700	639
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,092
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	1,400	1,466
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/33	1,500	1,559
[5]	Yonkers NY GO	5.000%	3/15/31	500	577
[8]	Yonkers NY GO	5.000%	11/15/38	500	563
					552,183
North Carolina (0.3%)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	5.000%	1/15/34	1,500	1,570
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue PUT	1.950%	11/1/29	1,625	1,450
	Durham County NC GO	4.000%	6/1/25	2,460	2,504
	Mecklenburg County NC Public Improvement GO	5.000%	12/1/26	1,775	1,901
	North Carolina GAN Revenue	5.000%	3/1/25	1,055	1,087
	North Carolina GAN Revenue	5.000%	3/1/27	1,015	1,044
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Carolina Housing Finance Agency Homeownership Revenue	5.500%	1/1/54	1,000	1,071
	North Carolina Limited Obligation Revenue	3.000%	5/1/33	1,000	968
	North Carolina Medical Care Commission Health Care Facilities Revenue (Presbyterian Homes Obligated)	4.000%	10/1/40	800	685
	North Carolina State Limited Obligation Revenue	5.000%	5/1/25	3,590	3,716
[5]	North Carolina Turnpike Authority Revenue	5.000%	1/1/38	30	31
	North Carolina Turnpike Authority Revenue	4.000%	1/1/39	2,000	1,967
	Raleigh NC Combined Enterprise System Revenue	5.000%	9/1/28	325	362
	Union County NC GO	5.000%	9/1/28	1,520	1,693
	University of North Carolina at Charlotte Revenue	4.000%	10/1/35	400	411
	University of North Carolina at Charlotte Revenue	3.000%	10/1/36	1,600	1,468
	University of North Carolina at Charlotte Revenue	4.000%	10/1/37	1,000	1,014
	University of North Carolina at Charlotte Revenue	4.000%	10/1/40	325	327
	Wake County NC GO	5.000%	5/1/29	1,250	1,413
	Western California University General Revenue	3.000%	4/1/36	1,480	1,368
	Winston-Salem State University NC General Revenue	5.000%	4/1/29	440	478
	Winston-Salem State University NC General Revenue	4.000%	4/1/33	530	535
					27,063
North Dakota (0.0%)
	Grand Forks ND Health Care System Revenue (Altru Health System Obligated Group)	5.000%	12/1/25	1,210	1,222
	Grand Forks ND Health Care System Revenue (Altru Health System)	5.000%	12/1/29	445	464
[5]	Grand Forks ND Health Care System Revenue (Altru Health System)	3.000%	12/1/39	1,000	819
	North Dakota Housing Finance Agency Program Mortgage Bonds Revenue	5.750%	7/1/53	1,000	1,066
					3,571
Ohio (1.1%)
	Allen County OH Hospital Facilities Revenue (Mercy Health)	5.000%	8/1/29	1,300	1,407
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	8/1/37	2,200	2,208
	Allen County OH Hospital Facilities Revenue (Mercy Health)	4.000%	12/1/40	1,200	1,174
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	1,000	1,132
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	4.000%	2/15/38	1,045	1,029
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/26	1,025	1,070
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects) PUT	1.000%	8/15/24	385	373
	Bowling Green State University Ohio Revenue	5.000%	6/1/26	400	420

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bowling Green State University Ohio Revenue	5.000%	6/1/27	260	278
	Buckeye OH Tobacco Settlement Financing Authority Revenue	5.000%	6/1/35	1,150	1,237
	Buckeye OH Tobacco Settlement Financing Authority Revenue	4.000%	6/1/39	1,000	983
	Butler County OH Hospital Facilities Revenue	5.000%	11/15/32	2,015	2,108
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/26	725	718
	Centerville OH Health Care Revenue (Graceworks Lutheran Services)	5.000%	11/1/27	380	373
	Cleveland Ohio Income Tax Revenue	3.000%	10/1/34	335	321
	Cleveland-Cuyahoga County OH Port Authority Cultural Facilities Revenue (Cleveland Museum of Natural History Project)	4.000%	7/1/38	365	367
	Cleveland-Cuyahoga County OH Port Authority Revenue (Euclid Avenue)	5.000%	8/1/37	1,000	1,065
[5]	Columbus OH City School District GO	0.000%	12/1/29	1,000	811
	Columbus OH GO	4.000%	8/15/26	1,730	1,761
	Columbus OH GO	5.000%	4/1/30	4,500	5,148
	Columbus OH Metropolitan Housing Authority Revenue	4.000%	8/1/36	1,000	976
	Columbus OH Metropolitan Housing Authority Revenue	4.625%	8/1/36	1,100	1,116
	Columbus OH Sewer Revenue Prere.	5.000%	12/1/24	4,000	4,104
	Copley Fairlawn OH City School District Facilities Construction Improvement Unlimited Tax GO	5.000%	12/1/37	300	322
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project) Prere.	5.000%	12/1/23	510	514
	Cuyahoga County OH Hospital Revenue (Metro Health System)	5.000%	2/15/32	1,000	1,028
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	615	586
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	1,680	1,714
	Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	680	694
	Franklin County OH Revenue (Trinity Health Corp.)	5.000%	12/1/31	1,100	1,215
	Franklin County OH Sales Tax Revenue	5.000%	6/1/28	830	917
	Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,044
	Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	9/15/28	625	633
[3]	Lancaster OH Port Authority Gas Supply Revenue PUT	5.000%	2/1/25	400	406
	Miami Valley OH Career Technology Center GO	5.000%	12/1/25	880	921
	Montgomery County OH Hospital Facilities Improvement & Refunding Revenue (Kettering Health Network)	3.000%	8/1/34	900	829
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/38	1,000	936
	Montgomery County OH Hospital Facilities Revenue (Premier Health Partners Obligated Group)	4.000%	11/15/42	1,000	906
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/31	2,290	2,410
Montgomery County OH Hospital Revenue (Premier Health Partners)	5.000%	11/15/37	2,590	2,642
North Royalton OH City School District GO	5.000%	12/1/26	300	310
North Royalton OH City School District GO	5.000%	12/1/28	1,400	1,450
Ohio Air Quality Development Authority Revenue PUT	4.000%	6/1/27	500	498
Ohio Air Quality Development Authority Revenue (Duke Energy Corp.) PUT	4.000%	6/1/27	730	724
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/33	1,605	1,727
Ohio Capital Facilities Lease-Appropriation Revenue (Transportation Building Fund Projects)	5.000%	4/1/30	1,155	1,190
Ohio Community Learning Centers Income Tax Revenue	4.000%	12/1/26	375	386
Ohio GO	5.000%	8/1/24	500	510
Ohio GO	5.000%	11/1/24	1,675	1,717
Ohio GO	5.000%	2/1/27	1,000	1,049
Ohio GO	5.000%	5/1/33	1,010	1,113
Ohio GO	5.000%	3/1/35	1,000	1,062
Ohio GO	5.000%	5/1/35	770	896
Ohio GO	5.000%	3/15/36	1,005	1,015
Ohio GO	5.000%	5/1/36	600	693
Ohio GO	5.000%	5/1/37	600	686
Ohio GO	5.000%	3/1/38	2,000	2,103
Ohio Higher Education GO	5.000%	5/1/30	5,015	5,183
Ohio Housing Finance Agency Residential Mortgage Revenue	5.500%	3/1/53	1,000	1,059
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/25	2,450	2,564
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/28	1,020	1,078
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/35	1,320	1,451
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	12/1/37	2,240	2,435
Ohio Revenue (Transportation Building Fund Projects)	5.000%	4/1/26	925	973
Ohio State Higher Educational Facility Commission Revenue	5.000%	1/15/33	1,260	1,287
Ohio State Hospital Revenue (Cleveland Clinic Health System Obligated Group) PUT	2.750%	5/1/28	1,000	977
Ohio State Hospital Revenue (Premier Health Partners Obligated Group)	5.000%	11/15/33	105	111
Ohio State Hospital Revenue (University Hospitals Health System)	5.000%	1/15/35	500	534
Ohio Turnpike Commission Revenue	5.000%	2/15/43	2,500	2,651
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/35	1,310	1,428
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	1,000	409
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/25	5,050	5,238

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,850	1,981
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	1,485	1,607
				95,991
Oklahoma (0.2%)
Edmond OK Public Works Authority Sales Tax & Utility System Revenue	4.000%	7/1/25	1,160	1,178
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,250
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	1,145	1,162
Oklahoma Capitol Improvement Authority Facilities Revenue	4.000%	7/1/38	1,000	998
Oklahoma City OK GO	5.000%	3/1/24	525	526
Oklahoma City OK GO	4.000%	3/1/28	5,605	5,865
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/28	1,500	1,487
Oklahoma Development Finance Authority Health System Revenue (OU Medicine)	5.000%	8/15/33	1,000	959
Oklahoma State University Agricultural Mechanical Revenue	4.000%	9/1/35	460	469
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,020	2,087
Tulsa County OK Independent School District No. 4 Bixby GO	4.000%	7/1/23	2,000	2,000
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	4.000%	9/1/31	1,500	1,566
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	280	281
				19,828
Oregon (0.4%)
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/33	1,140	1,226
Deschutes & Jefferson Counties OR School District No. 2J GO	0.000%	6/15/31	750	569
Hospital Facilities Authority of Multnomah County Oregon Revenue	4.000%	12/1/36	1,000	817
Multnomah County OR School District GO	5.000%	6/15/29	1,015	1,052
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/40	1,050	1,159
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/42	5,125	5,576
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	1,000	1,038
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	470
Oregon Facilities Authority Revenue (Reed College Projects) Prere.	4.000%	7/1/27	450	470
Oregon Housing & Community Services Department Mortgage Revenue	4.000%	7/1/51	975	969
Oregon Housing & Community Services Department Mortgage Revenue	5.500%	7/1/53	1,670	1,789
Oregon State Department Administrative Services Lottery Revenue	5.000%	4/1/39	5,625	6,315
Oregon State Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/30	1,535	1,687
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Portland OR International Airport Passenger Facility Charge Revenue	5.000%	7/1/31	500	575
	Portland OR Tax GO (Portland Building Project)	5.000%	6/15/40	1,880	2,020
	Portland OR Water System Revenue	2.000%	5/1/42	2,000	1,339
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/33	540	546
	Salem OR Hospital Facilities Authority Revenue (Capital Manor Inc.)	5.000%	5/15/38	500	494
	Tri-County Metropolitan Transportation District of Oregon Revenue Prere.	4.000%	9/1/25	2,750	2,802
	Union County OR Hospital Facility Authority Revenue	5.000%	7/1/38	1,580	1,624
	Washington County OR School District No. 48J Beaverton GO	5.000%	6/15/36	1,305	1,387
	Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/37	2,443	1,335
					35,259
Pennsylvania (2.9%)
[3,6]	Abington PA School District GO TOB VRDO	3.810%	7/3/23	300	300
	Allegheny County PA GO	4.000%	11/1/30	1,025	1,060
[4]	Allegheny County PA Higher Education Building Authority Revenue (Carnegie Mellon University) PUT, SOFR + 0.290%	3.832%	8/1/27	500	486
	Allegheny County PA Higher Education Building Authority Revenue (Chatham University)	5.250%	9/1/34	550	561
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/27	1,010	1,064
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/32	1,000	1,058
	Allegheny County PA Hospital Development Authority Revenue	5.000%	4/1/33	1,000	1,057
	Allegheny County PA Hospital Development Authority Revenue	4.000%	4/1/38	500	482
[4]	Allegheny County PA Hospital Development Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.710%	5/15/27	3,630	3,545
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh Medical Center)	5.000%	7/15/27	1,000	1,067
	Allegheny County PA Hospital Development Authority Revenue (University of Pittsburgh)	5.000%	10/15/29	1,470	1,621
	Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	6/1/39	470	473
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/27	250	255
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	300	315
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	1,260	1,331
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	500	531
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/32	450	480

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/35	1,035	1,089
[6]	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.375%	5/1/42	2,000	2,013
[8]	Allentown PA School District GO	5.000%	6/1/31	1,000	1,045
[8]	Armstrong PA School District GO	5.000%	3/15/27	995	1,067
	Bethel Park PA School District GO	4.000%	8/1/34	1,100	1,150
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.740%	11/1/25	100	98
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.740%	11/1/25	100	98
[4]	Bethlehem PA Area School District Authority Revenue (Northampton & Lehigh Counties) PUT, SOFR + 0.350%	3.740%	11/1/25	100	98
	Bucks County PA Industrial Development Authority Revenue (Delaware Valley University Project)	5.000%	11/1/30	1,735	1,788
	Bucks County PA Industrial Development Authority Revenue (Grand View Hospital Project)	5.000%	7/1/30	750	735
	Centennial PA School District Bucks County GO	5.000%	12/15/29	1,450	1,633
	Chester County Industrial Development Authority Revenue	4.000%	12/1/39	3,000	3,019
[8]	Coatesville PA Area School District Building GO	0.000%	10/1/34	450	284
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/26	335	335
[8]	Coatesville PA School District Building Authority Lease Revenue	5.000%	12/1/27	365	365
	Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/26	500	521
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	3,000	3,522
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	2,500	2,907
[6]	Dauphin County PA General Authority Revenue (Harrisburg University of Science & Technology)	5.000%	10/15/30	840	816
	Delaware River PA Joint Toll Bridge Commission System Revenue	5.000%	7/1/34	225	242
[11]	Delaware Valley PA Regional Finance Authority Revenue	5.500%	8/1/28	1,000	1,120
[4]	Delaware Valley PA Regional Finance Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.400%	4.410%	3/1/26	1,000	987
[4]	Delaware Valley PA Regional Finance Authority Revenue PUT, SOFR + 0.490%	3.880%	3/1/27	1,000	974
	East Hempfield Township PA Industrial Development Authority Revenue (Millersville University Student Housing Project) Prere.	5.000%	7/1/24	1,000	1,017
[8,11]	Erie PA Sewer Authority Revenue	0.000%	12/1/25	85	78
[8,11]	Erie PA Sewer Authority Revenue ETM	0.000%	12/1/25	1,165	1,080
[8]	Gateway PA School District Alleghany County GO	3.000%	10/15/37	1,000	866
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	5.000%	4/1/35	1,000	1,070
	Geisinger Authority PA Health System Revenue (Geisinger Health System)	4.000%	4/1/39	1,500	1,468
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Geisinger Authority PA Health System Revenue (Geisinger Health System) PUT	5.000%	2/15/27	1,000	1,045
[5]	Hempfield PA Area School District (Westmoreland Country) GO	5.000%	3/15/36	1,610	1,824
[5]	Hempfield PA Area School District (Westmoreland Country) GO	4.000%	3/15/37	3,400	3,475
	Lancaster County PA Hospital Authority Revenue (Penn State Health)	5.000%	11/1/41	1,000	1,051
	Lancaster County PA Hospital Authority Revenue (St. Anne's Retirement Community Incorporated Project)	5.000%	3/1/29	1,085	1,045
	Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	845	886
	Lancaster PA Higher Education Authority Revenue (Elizabethtown College Project)	5.000%	10/1/37	3,000	3,030
	Latrobe PA Industrial Development Authority University Revenue (Siton Hill University)	4.000%	3/1/40	225	192
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	1,220	1,280
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/29	2,400	2,632
[5]	Luzerne County PA Industrial Development Authority Lease Revenue	5.000%	12/15/25	1,000	1,042
	Manheim Township PA School District GO	4.000%	5/1/35	550	569
	Manheim Township PA School District GO Prere.	5.000%	8/1/25	830	861
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/40	1,250	1,221
	Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/41	2,000	1,945
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	5.000%	9/1/32	1,515	1,633
	Montgomery County PA Higher Education & Health Authority Revenue (Thomas Jefferson University)	4.000%	5/1/35	700	701
	Montgomery County PA Industrial Development Authority Health Services Revenue (Albert Einstein Healthcare Network) ETM	5.000%	1/15/25	1,000	1,026
	Montgomery County PA Industrial Development Authority Revenue PUT	4.100%	4/3/28	2,685	2,735
	Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/38	1,000	1,049
	Northampton County PA General Purpose Authority Hospital Revenue (St. Luke's Hospital Project)	5.000%	8/15/25	1,275	1,305
	Pennsylvania COP	5.000%	7/1/26	500	527
	Pennsylvania COP	5.000%	7/1/27	500	538
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	3/15/29	1,060	1,120

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	11/15/30	1,510	1,626
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	5/15/31	500	562
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/15/32	740	838
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/37	1,400	1,397
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	4/15/38	1,000	994
	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	5/15/42	775	750
[4]	Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group) PUT, SIFMA Municipal Swap Index Yield + 0.700%	4.710%	5/15/27	1,000	982
	Pennsylvania Economic Development Financing Authority Revenue (Waste Management Project) PUT	0.950%	12/1/26	1,000	900
	Pennsylvania GO	5.000%	8/15/23	2,265	2,269
	Pennsylvania GO	5.000%	8/15/24	500	510
	Pennsylvania GO	5.000%	1/1/26	3,295	3,452
	Pennsylvania GO	5.000%	9/15/26	1,500	1,595
	Pennsylvania GO	5.000%	5/15/27	3,000	3,234
	Pennsylvania GO	4.000%	1/1/29	3,000	3,085
[5]	Pennsylvania GO	4.000%	8/15/30	1,000	1,015
	Pennsylvania GO	5.000%	3/15/32	8,000	8,259
	Pennsylvania GO	5.000%	10/15/32	1,000	1,005
[5]	Pennsylvania GO	4.000%	3/1/33	1,110	1,170
[5]	Pennsylvania GO	4.000%	3/1/34	1,670	1,750
	Pennsylvania GO	4.000%	3/1/36	1,000	1,026
	Pennsylvania GO	3.000%	5/15/36	1,000	919
	Pennsylvania GO	4.000%	3/1/37	1,000	1,019
[8]	Pennsylvania GO	4.000%	3/1/37	1,000	1,023
	Pennsylvania GO	2.000%	5/15/38	1,390	1,024
	Pennsylvania GO	2.000%	5/15/39	1,000	712
	Pennsylvania GO	2.000%	5/15/40	1,540	1,044
	Pennsylvania GO	2.000%	5/15/41	1,430	949
	Pennsylvania Higher Educational Facilities Authority Revenue (University of Pennsylvania Health System)	4.000%	8/15/38	650	651
	Pennsylvania Housing Finance Agency Revenue	4.000%	10/1/37	2,205	2,125
	Pennsylvania Housing Finance Agency Revenue	2.450%	10/1/41	1,500	1,098
	Pennsylvania Housing Finance Agency Revenue	4.250%	10/1/52	1,170	1,174
	Pennsylvania Housing Finance Agency Revenue	5.500%	10/1/53	2,125	2,259
	Pennsylvania Housing Finance Agency Revenue	5.750%	10/1/53	1,000	1,066
	Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/32	1,000	1,077
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/24	1,050	1,058
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/28	630	669
	Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	4.000%	12/1/41	1,000	994
[3,5,6]	Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	3.800%	7/3/23	8,100	8,100
[3,5,6]	Pennsylvania Turnpike Commission Registration Fee Revenue TOB VRDO	3.800%	7/3/23	5,525	5,525
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,008
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,690	1,764
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,960	2,039
[5]	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,635	1,733
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	750	794
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,367
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,570	1,700
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,100	1,148
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	1,500	1,606
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	1,250	1,390
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,342
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	1,760	2,039
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	1,000	1,132
	Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,562
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	1,000	1,069
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/36	1,650	1,676
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	1,060	1,183
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,000	1,066
	Pennsylvania Turnpike Commission Revenue	4.000%	12/1/39	1,250	1,268
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	1,520	1,654
	Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	1,060	1,176
	Philadelphia PA Airport Revenue	5.000%	7/1/34	1,500	1,679
	Philadelphia PA Authority for Industrial Development City Service Agreement Revenue	5.000%	5/1/32	1,000	1,075
	Philadelphia PA Authority for Industrial Development Hospital Revenue	4.000%	7/1/35	2,000	2,041
	Philadelphia PA Authority for Industrial Development Revenue (Charter School Project)	4.000%	6/1/31	700	665
	Philadelphia PA Authority for Industrial Development Revenue (Science University)	5.000%	11/1/42	1,000	1,009
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	1,015	1,027
	Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,031

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/36	1,000	1,039
	Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,625	1,681
	Philadelphia PA Gas Works Revenue	5.000%	10/1/26	1,000	1,054
	Philadelphia PA Gas Works Revenue	5.000%	8/1/36	1,300	1,374
	Philadelphia PA GO	4.000%	5/1/39	3,000	2,989
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/24	1,000	1,008
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/25	1,000	1,016
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/32	1,610	1,660
	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/34	1,000	1,028
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	5.000%	7/1/37	1,000	1,076
[5]	Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue (Temple University Health System Obligated Group)	4.000%	7/1/39	1,000	956
	Philadelphia PA Redevelopment Authority Revenue	5.000%	9/1/42	1,000	1,079
	Philadelphia PA School District GO	5.000%	9/1/31	940	968
	Philadelphia PA Water & Wastewater Revenue	5.000%	7/1/26	1,000	1,019
	Philadelphia PA Water & Wastewater Revenue	4.000%	7/1/35	1,110	1,122
	Philadelphia PA Water & Wastewater Revenue	5.000%	6/1/38	1,500	1,639
	Philadelphia PA Water & Wastewater Revenue	5.000%	10/1/42	3,000	3,146
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Hotel Room Excise Tax Revenue	5.000%	2/1/30	1,000	1,111
[5]	Pittsburgh & Allegheny County PA Sports & Exhibition Authority Sales Tax Revenue	5.000%	2/1/31	1,000	1,115
	Pittsburgh PA School District GO	4.000%	9/1/35	1,670	1,718
[5]	Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/33	1,000	1,119
[4,5]	Pittsburgh PA Water & Sewer Authority Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	4.660%	12/1/23	350	350
[5]	Reading PA School District GO	5.000%	3/1/25	955	979
[5]	River Valley School District PA GO	4.000%	3/15/28	1,145	1,194
[5]	River Valley School District PA GO	4.000%	3/15/33	1,810	1,901
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/25	815	849
	Saint Mary PA Hospital Authority Health System Revenue (Trinity Health Corp. Obligated Group)	5.000%	11/15/26	770	816
	School District of Philadelphia GO	5.000%	9/1/30	1,000	1,110
	School District of Philadelphia GO	5.000%	9/1/30	1,465	1,626
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Seneca Valley PA School District GO	3.000%	4/1/34	2,125	2,083
	Snyder County PA Higher Education Authority University Revenue (Susquehanna University Project)	5.000%	1/1/27	1,135	1,190
	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) Prere.	5.000%	6/1/24	1,085	1,101
[3]	Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group) VRDO	4.000%	7/3/23	2,200	2,200
[8]	State Public School Building Authority PA College Revenue (Community College of Allegheny County Project)	4.000%	6/15/29	1,075	1,104
[8]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/24	1,535	1,555
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/26	1,650	1,731
[5]	State Public School Building Authority PA Lease Revenue (School District of Philadelphia)	5.000%	6/1/32	1,105	1,160
	Westmoreland County PA Industrial Development Authority Revenue	4.000%	5/15/41	1,000	773
	Wilkes-Barre PA Finance Authority Revenue (University of Scranton)	4.000%	11/1/29	2,205	2,238
					242,928
Puerto Rico (0.7%)
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/29	250	257
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/30	1,565	1,609
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	1,060	1,087
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	500	513
[6]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/35	500	506
	Puerto Rico Commonwealth GO	4.000%	7/1/37	200	179
	Puerto Rico Commonwealth Highway & Transportation Restructured Toll Revenue	0.000%	7/1/32	492	313
	Puerto Rico GO	5.250%	7/1/23	269	269
	Puerto Rico GO	0.000%	7/1/24	747	716
	Puerto Rico GO	5.375%	7/1/25	5,217	5,346
	Puerto Rico GO	5.625%	7/1/27	6,312	6,646
	Puerto Rico GO	5.625%	7/1/29	6,627	7,097
	Puerto Rico GO	5.750%	7/1/31	4,631	5,058
	Puerto Rico GO	0.000%	7/1/33	2,668	1,631
	Puerto Rico GO	4.000%	7/1/33	3,074	2,921
	Puerto Rico GO	4.000%	7/1/35	1,135	1,055
	Puerto Rico Housing Finance Authority Capital Fund Modernization Program Revenue (Puerto Rico Public Housing Projects)	5.000%	12/1/27	1,000	1,068
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Revenue	5.000%	7/1/33	215	236
[5,9]	Puerto Rico Public Finance Corp. Revenue ETM	6.000%	8/1/26	1,000	1,082
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	95	91

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	1,763	1,497
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,853	1,440
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	682	486
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/33	1,969	1,280
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,372	9,864
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,786	1,698
	Puerto Rico Sales Tax Financing Corp. Revenue	4.550%	7/1/40	1,565	1,529
					55,474
Rhode Island (0.1%)
	Narragansett RI Commission Wastewater System Revenue Prere.	5.000%	2/1/25	1,950	2,008
	Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	525
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue	5.000%	11/1/29	200	223
	Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue (University of Rhode Island)	5.000%	9/15/25	500	519
	Rhode Island Health & Educational Building Corp. Public School Revenue (City of East Providence Issue)	4.000%	5/15/37	1,200	1,211
	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Revenue	3.750%	10/1/49	885	873
					5,359
South Carolina (0.7%)
	Charleston County SC Airport District System Revenue	5.000%	7/1/34	250	276
	Charleston SC Educational Excellence Financing Corp. Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/23	590	594
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/30	400	460
	Charleston SC Hospitality Tax Revenue	5.000%	9/1/35	825	942
	Columbia SC Waterworks & Sewer System Revenue	3.000%	2/1/35	875	837
	Georgetown County SC School District GO	3.000%	3/1/31	1,665	1,620
	Greenville County SC Special Source Revenue	4.000%	4/1/38	250	254
	Lancaster County SC School District GO	4.000%	3/1/32	1,000	1,031
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/25	1,000	1,033
	Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,548
	Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,030	1,046
	Orangeburg County School District Revenue	5.000%	6/1/41	1,810	1,871
[3]	Patriots Energy Group Finance Authority SC Gas Supply Revenue PUT	4.000%	2/1/24	1,895	1,895
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Patriots Energy Group SC Gas System Improvement & Refunding Revenue	4.000%	6/1/36	825	821
[13]	Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24	1,600	1,571
	Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/31	2,500	2,623
	Piedmont SC Municipal Power Agency Revenue	4.000%	1/1/33	2,000	2,030
	Richland County SC School District No.2 GO	5.000%	3/1/26	4,185	4,410
	South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,465
	South Carolina GO	5.000%	4/1/27	1,160	1,252
	South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health) Prere.	5.250%	8/1/23	1,000	1,001
	South Carolina Jobs Economic Development Authority Hospital Revenue (Prisma Health)	5.000%	5/1/37	1,500	1,550
	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue	5.000%	10/1/35	1,000	1,132
	South Carolina Jobs-Economic Development Authority Revenue	5.000%	10/1/37	1,000	1,103
	South Carolina Public Service Authority Revenue	5.000%	12/1/26	1,140	1,161
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	1,200	1,311
	South Carolina Public Service Authority Revenue	5.000%	12/1/31	410	456
	South Carolina Public Service Authority Revenue	4.000%	12/1/33	1,000	1,005
	South Carolina Public Service Authority Revenue	4.000%	12/1/34	1,000	1,005
	South Carolina Public Service Authority Revenue	5.250%	12/1/34	1,500	1,700
	South Carolina Public Service Authority Revenue	4.000%	12/1/35	1,500	1,505
	South Carolina Public Service Authority Revenue	5.000%	12/1/35	805	874
	South Carolina Public Service Authority Revenue	4.000%	12/1/36	1,500	1,502
	South Carolina Public Service Authority Revenue	5.000%	12/1/36	815	877
	South Carolina Public Service Authority Revenue	4.000%	12/1/37	1,000	996
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	2,430	2,478
	South Carolina Public Service Authority Revenue	5.000%	12/1/37	1,095	1,120
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,000	991
	South Carolina Public Service Authority Revenue	4.000%	12/1/38	1,220	1,209
	South Carolina Public Service Authority Revenue	4.000%	12/1/39	1,000	986
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	1,000	961
	South Carolina Public Service Authority Revenue	4.000%	12/1/42	6,465	6,214
	South Carolina Transportation Infrastructure Revenue	5.000%	10/1/32	1,290	1,420
[5]	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/34	510	559

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Spartanburg SC Regional Health Services District Revenue	5.000%	4/15/35	1,160	1,270
[8]	Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/26	1,000	1,042
					63,007
South Dakota (0.1%)
	Lincoln County SD Economic Development Revenue (Augustana College Association Project)	4.000%	8/1/41	2,660	2,327
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	5.000%	9/1/32	2,915	3,076
	South Dakota Health & Educational Facilities Authority Revenue (Regional Health System Obligated Group)	4.000%	9/1/34	2,125	2,122
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/51	1,000	964
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	3.000%	11/1/52	1,500	1,439
	South Dakota Housing Development Authority Homeownership Mortgage Bonds Revenue	6.000%	5/1/54	190	204
					10,132
Tennessee (1.2%)
	Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,040
	Chattanooga TN Health Educational & Housing Facility Board Revenue (Common Spirit Health)	5.000%	8/1/29	2,880	3,118
	Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/27	1,035	1,052
[3]	Clarksville TN Public Building Authority Revenue VRDO	3.730%	7/3/23	11,065	11,065
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/27	1,590	1,679
	Greeneville TN Health & Educational Facilities Board Hospital Revenue (Ballad Health)	5.000%	7/1/35	1,000	1,053
	Jackson TN Hospital Project Revenue	5.000%	4/1/38	3,620	3,723
	Jackson TN Hospital Project Revenue Prere.	5.000%	10/1/28	190	210
	Knox County TN GO	3.000%	6/1/37	3,580	3,250
	Knox County TN GO	4.000%	6/1/38	3,645	3,736
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,038
	Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue (University Health System Inc.)	5.000%	9/1/27	925	958
	Memphis TN GO	4.000%	6/1/31	1,000	1,021
	Memphis TN GO	4.000%	5/1/35	5,685	5,843
	Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/34	500	560
	Memphis-Shelby County TN Industrial Development Board Revenue	5.000%	11/1/27	1,000	1,064
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/36	1,525	1,597
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	1,450	1,451
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue	4.000%	10/1/31	215	209
	Metropolitan Government of Nashville & Davidson County TN Health & Educational Facilities Board Revenue (Vanderbilt University Medical Center)	5.000%	7/1/31	280	311
	Metropolitan Government of Nashville & Davidson County TN Water And Sewer Revenue	3.000%	7/1/39	3,500	3,048
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/39	1,430	1,553
	Metropolitan Nashville TN Airport Authority Revenue	5.000%	7/1/40	860	945
[3]	Montgomery County TN Public Building Authority Pooled Financing Revenue VRDO	3.730%	7/3/23	1,900	1,900
[12]	New Memphis Arena Public Building Authority of Memphis & Shelby County TN Local Government Public Improvement Bonds Revenue (City of Memphis Project), 4.000% coupon rate effective 4/1/2026	0.000%	4/1/31	300	267
[3,5]	Shelby County TN Health Educational & Housing Facilities Board Revenue VRDO	4.000%	7/3/23	9,160	9,160
[3]	Tennergy Corp. TN Gas Revenue PUT	5.000%	10/1/24	5,340	5,404
	Tennergy Corp. TN Gas Revenue PUT	4.000%	9/1/28	7,040	6,946
	Tennergy Corp. TN Gas Revenue PUT	5.500%	12/1/30	3,135	3,319
	Tennessee Energy Acquisition Corp. Commodity Project Revenue PUT	5.000%	11/1/31	4,295	4,456
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,930	1,937
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	915	923
	Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,035	1,057
	Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,185	1,194
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	4.000%	11/1/25	520	517
	Tennessee Energy Acquisition Corp. Gas Revenue PUT	5.000%	5/1/28	2,865	2,964
	Tennessee GO	4.000%	8/1/28	4,850	4,945
	Tennessee GO Prere.	5.000%	8/1/25	1,000	1,040
	Tennessee Housing Development Agency Finance Program Revenue	3.750%	7/1/52	1,005	990
[15]	Tennessee Housing Development Agency Residential Finance Program Revenue	5.750%	1/1/54	1,000	1,072
	Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program) Prere.	5.000%	11/1/25	10	10
					97,625
Texas (6.5%)
	Alamo TX Community College District Maintenance Tax Notes GO	5.000%	2/15/28	1,000	1,092

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,330
[21]	Allen TX Independent School District GO	5.000%	2/15/26	1,035	1,085
[21]	Arlington TX Higher Education Finance Corp. Revenue (Riverwalk Education Foundation Inc.)	4.000%	8/15/33	600	616
[21]	Arlington TX Independent School District (Unlimited Tax) GO	5.000%	2/15/26	1,090	1,120
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/27	420	448
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/28	305	332
[8]	Arlington TX Special Tax Revenue	5.000%	2/15/32	1,160	1,254
	Atascosa County TX Industrial Development Corp. Pollution Control Refunding Revenue Bonds	5.000%	12/15/37	1,435	1,537
[21]	Aubrey TX Independent School District GO	5.000%	2/15/38	2,375	2,650
	Austin TX Airport System Revenue	5.000%	11/15/26	1,120	1,192
	Austin TX Airport System Revenue	5.000%	11/15/32	1,260	1,329
	Austin TX Community College District GO	4.000%	8/1/30	1,845	1,888
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,034
	Austin TX Electric Utilities Systems Revenue	5.000%	11/15/29	5,000	5,238
[3,6]	Austin TX Electric Utilities Systems Revenue TOB VRDO	3.800%	7/3/23	25,345	25,345
	Austin TX Independent School District GO	5.000%	8/1/28	1,000	1,106
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/36	1,000	1,161
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	1,000	1,052
	Austin TX Water & Wastewater System Revenue	5.000%	11/15/38	1,675	1,909
[21]	Belton TX Independent School District GO	5.000%	2/15/35	1,000	1,139
	Bexar County TX GO	4.000%	6/15/36	3,070	3,124
	Bexar County TX GO Prere.	5.000%	6/15/24	1,145	1,164
[15,21]	Brock TX Independent School District GO	5.000%	8/15/39	1,000	1,116
	Brownsville TX Utility System Revenue Prere.	4.000%	9/1/23	1,000	1,001
[21]	Carrollton-Farmers TX Branch Independent School District GO	3.000%	2/15/39	1,000	854
	Celina TX Tax & Waterworks & Sewer System GO	5.000%	9/1/37	500	563
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,015	1,023
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	94
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	250	253
	Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	880	801
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,115	1,150
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,230	1,373
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,785	1,966
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/35	1,000	1,034
	Central Texas Regional Mobility Authority Revenue	4.000%	1/1/36	1,115	1,131
	Central Texas Regional Mobility Authority Revenue	3.375%	1/1/41	445	382
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Central Texas Regional Mobility Authority Revenue Prere.	5.000%	7/1/25	865	897
[21]	Clear Creek TX Independent School District GO	5.000%	2/15/34	910	979
[21]	Clear Creek TX Independent School District GO PUT	0.280%	8/15/24	500	478
	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	1,020	1,113
[21]	Clifton TX Higher Education Finance Corp. Revenue	5.000%	8/15/32	600	684
	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	750	727
[21]	Clifton TX Higher Education Finance Corp. Revenue	4.000%	8/15/36	700	714
	Collin County TX Community College District GO	4.000%	8/15/34	2,500	2,616
[15]	Collin County TX GO	5.000%	2/15/27	3,900	4,177
[15]	Collin County TX GO	5.000%	2/15/28	1,450	1,584
[21]	Comal TX Independent School District GO	3.000%	2/1/41	1,000	862
[21]	Community TX Independent School District Bonds GO	5.000%	2/15/38	1,370	1,523
	Conroe TX GO	5.000%	11/15/41	410	454
[21]	Conroe TX Independent School District Unlimited Tax Building Bonds GO	2.500%	2/15/38	3,000	2,426
	Conroe TX Local Government Corp. Hotel & Contract Revenue (Conroe Convention Center Hotel)	5.000%	10/1/34	260	293
	Corpus Christi TX General Improvement Refunding GO	5.000%	3/1/25	1,300	1,339
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/31	300	343
	Corpus Christi TX Utility System Junior Lien Revenue	5.000%	7/15/34	725	837
	Corpus Christi TX Utility System Revenue	5.000%	7/15/32	500	519
	Dallas College TX GO	5.000%	2/15/26	920	968
	Dallas College TX GO ETM	5.000%	2/15/26	80	84
	Dallas County TX Hospital District GO	4.000%	8/15/33	2,000	2,034
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/32	2,065	2,324
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	2,215	2,318
	Dallas TX Area Rapid Transit Sales Tax Revenue Prere.	5.000%	12/1/25	1,670	1,748
	Dallas TX Hotel Occupancy Revenue (Kaufman & Rockall Counties)	4.000%	8/15/30	1,000	1,011
[21]	Dallas TX Independent School District GO	5.000%	2/15/28	1,985	2,173
[21]	Dallas TX Independent School District GO Prere.	5.000%	2/15/25	2,200	2,261
	Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,006
	Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	3,725	4,260
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/34	1,000	1,043
	Dallas-Fort Worth TX International Airport Revenue	4.000%	11/1/35	2,020	2,083
	Denton County TX Housing Finance Corp. Multifamily Housing Revenue PUT	5.000%	2/1/25	250	255
[21]	Dickinson TX Independent School District GO PUT	0.250%	8/1/23	1,000	997
[21]	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/24	1,035	1,019

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Eagle Pass TX Independent School District GO	4.000%	8/15/33	1,185	1,208
	El Paso TX Combination Tax GO	4.000%	8/15/33	455	478
	El Paso TX GO	5.000%	8/15/27	1,000	1,056
	El Paso TX GO	5.000%	8/15/28	750	825
	El Paso TX GO	4.000%	8/15/34	1,000	1,041
	El Paso TX GO	3.000%	8/15/37	765	679
[21]	El Paso TX Independent School District GO	5.000%	8/15/42	5,000	5,209
	El Paso TX Water & Sewer System Revenue	5.000%	3/1/36	7,000	7,756
[8]	Fort Bend County TX Municipal Utility District No. 58 (Unlimited Tax Refunding) GO	3.000%	4/1/35	435	409
	Fort Bend County TX Unlimited Tax Road GO	5.000%	3/1/34	1,650	1,718
	Fort Bend TX Grand Parkway Toll Road Authority Ltd. Revenue	5.000%	3/1/29	250	278
	Fort Worth TX GO	5.000%	3/1/25	1,115	1,149
	Fort Worth TX GO	4.000%	3/1/41	2,445	2,442
	Fort Worth TX GO	4.000%	3/1/43	2,445	2,440
[21]	Frisco TX Independent School District GO	3.000%	2/15/37	2,500	2,250
	Frisco TX Refunding & Improvement GO	5.000%	2/15/28	1,425	1,465
[21]	Galveston TX Independent School District GO	5.000%	2/1/36	1,500	1,665
	Garland TX Electric Utility System Revenue	5.000%	3/1/30	675	739
	Garland TX Water & Sewer System Revenue	5.000%	3/1/38	1,140	1,214
[21]	Georgetown TX Independent School District Unlimited Tax Building Bonds GO	3.000%	8/15/39	3,000	2,611
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/27	635	682
[8]	Georgetown TX Utility System Revenue	5.000%	8/15/40	2,320	2,554
[21]	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/39	1,000	1,120
[21]	Goose Creek TX Consolidated Independent School District GO PUT	0.600%	8/17/26	400	369
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.000%	10/1/35	1,000	1,083
[12]	Grand Parkway Transportation Corp. Texas System Toll Revenue, 5.050% coupon rate effective 10/1/2023	0.000%	10/1/30	1,550	1,687
	Greater Texas Cultural Education Facilities Finance Corp. Revenue	5.000%	3/1/32	750	846
[5]	Greater Texoma TX Utility Authority Contract Revenue	5.000%	10/1/37	1,000	1,111
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/38	200	200
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/39	140	140
	Guadalupe-Blanco River Authority Revenue	4.000%	8/15/40	130	130
[8]	Harlandale TX Independent School District GO PUT	2.000%	8/15/24	90	89
[15]	Harris County Flood Control District GO	4.000%	9/15/41	1,000	1,009
	Harris County TX Cultural Education Facilities Finance Corp. Revenue	3.000%	10/1/40	1,000	861
[4]	Harris County TX Cultural Education Facilities Finance Corp. Revenue PUT, 1M USD LIBOR + 0.650%	4.269%	7/1/24	500	500
	Harris County TX Cultural Education Facilities Finance Corp. Thermal Utility Revenue (TECO Project)	5.000%	11/15/30	1,000	1,080
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Harris County TX Flood Control Improvement GO	3.000%	10/1/39	1,500	1,289
[15]	Harris County TX Flood Control Improvement GO	4.000%	9/15/42	3,500	3,515
	Harris County TX GO	5.000%	10/1/36	1,200	1,239
	Harris County TX GO	5.000%	10/1/40	2,470	2,536
	Harris County TX Industrial Development Corp. Marine Terminal Revenue (Energy Transfer LP Project) PUT	4.050%	6/1/33	3,625	3,647
	Harris County TX Toll Road Revenue	5.000%	8/15/41	1,695	1,744
[13]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/28	2,950	2,387
[13]	Harris County-Houston TX Sports Authority Revenue	0.000%	11/15/31	2,500	1,769
	Hidalgo County TX Certificates GO	4.000%	8/15/37	1,000	1,012
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	5.000%	12/1/35	840	863
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	4.000%	12/1/39	850	788
	Hidalgo County TX Regional Mobility Authority Toll & Vehicle Registration Fee Revenue	0.000%	12/1/44	1,000	311
	Houston TX Airport System Revenue	5.000%	7/1/26	1,160	1,225
	Houston TX Airport System Revenue	5.000%	7/1/37	1,720	1,837
	Houston TX GO	5.000%	3/1/27	1,000	1,072
	Houston TX GO	4.000%	3/1/35	1,500	1,530
	Houston TX Hotel Occupancy Tax & Special Convention & Entertainment Facilities Revenue	3.000%	9/1/32	500	478
	Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,070	1,088
[17]	Houston TX Housing Finance Corp. Revenue PUT	4.000%	10/1/24	1,000	1,003
[21]	Houston TX Independent School District GO	5.000%	2/15/27	1,750	1,833
[21]	Houston TX Independent School District GO PUT	3.000%	6/1/24	300	299
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/34	580	612
	Houston TX Public Improvement Refunding Bonds GO	4.000%	3/1/35	660	691
	Houston TX Refunding Public Improvement Bonds GO	3.000%	3/1/36	1,010	910
	Houston TX Utility System Revenue	5.000%	11/15/26	1,350	1,432
	Houston TX Utility System Revenue	5.000%	11/15/26	900	954
	Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,017
	Houston TX Utility System Revenue	5.000%	11/15/34	3,100	3,270
	Houston TX Utility System Revenue	5.000%	11/15/35	920	1,002
	Houston TX Utility System Revenue	5.000%	11/15/36	2,500	2,624
	Houston TX Utility System Revenue	3.000%	11/15/40	1,150	955
[15]	Irving TX GO	5.000%	9/15/27	1,425	1,544
[21]	Katy TX Independent School District GO	4.000%	2/15/27	275	275
[21]	Katy TX Independent School District GO	4.000%	2/15/28	375	375
[21]	Katy TX Independent School District GO	5.000%	2/15/28	2,355	2,580
[21]	Katy TX Independent School District GO	4.000%	2/15/42	1,020	1,031
[21]	Killeen TX Independent School District Unlimited Tax Building GO	5.000%	2/15/32	4,550	5,086
[21]	Klein TX Independent School District GO	5.000%	8/1/25	4,480	4,657
[21]	Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,269

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lake Houston Redevelopment Authority Tax Increment Contract Revenue	3.000%	9/1/37	525	422
[21]	Lamar TX Consolidated Independent School District GO	5.000%	2/15/26	1,360	1,399
	Laredo TX Community College District GO Prere.	5.000%	8/1/24	1,000	1,019
[21]	Laredo TX Independent School District GO	4.000%	8/1/28	1,635	1,649
	Lewisville TX GO	5.000%	2/15/27	3,140	3,367
[21]	Lewisville TX Independent School District (Unlimited Tax Building) GO	5.000%	8/15/25	3,820	3,972
[21]	Liberty Hill TX Independent School District GO (School Building Bonds)	5.000%	2/1/41	2,635	2,900
	Lone Star College System TX GO	5.000%	2/15/26	3,100	3,260
	Lone Star College System TX GO	5.000%	2/15/28	5,500	5,753
	Lone Star College System TX GO	5.000%	2/15/29	1,555	1,625
[5]	Lower Colorado River Authority Texas Revenue	5.000%	5/15/41	1,470	1,604
	Lower Colorado River Authority Texas Revenue PUT	5.000%	5/15/28	1,000	1,071
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/33	1,050	1,194
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/35	1,500	1,689
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/39	1,250	1,390
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.000%	5/15/41	3,095	3,353
[5]	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	4.000%	5/15/43	1,600	1,580
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,200	1,237
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/28	1,000	1,012
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/34	1,120	1,230
	Lower Colorado River Authority Texas Transmission Contract Revenue (LCRA Transmission Services Corp.)	5.000%	5/15/36	1,085	1,195
	Lower Colorado River Authority TX Transmission Contract Revenue (LCRA Transmission Services Corp. Project)	5.250%	5/15/41	1,000	1,109
[5]	Lubbock TX Electric Light & Power System Revenue	5.000%	4/15/38	1,750	1,917
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/39	1,685	1,692
	Lubbock TX GO	4.000%	2/15/42	1,490	1,497
	McKinney TX GO	3.750%	8/15/36	1,090	1,096
	McKinney TX GO	3.875%	8/15/38	880	869
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/31	400	462
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	McKinney TX Waterworks & Sewer System Revenue	5.000%	3/15/41	700	778
[7]	Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue (Christian Care Centers Inc. Project)	5.000%	2/15/24	83	3
[21]	Midlothian TX Independent School District GO PUT	2.000%	8/1/24	1,005	985
	Montgomery County TX Unlimited Tax GO	5.000%	3/1/35	5,730	6,238
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/26	1,060	1,079
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/27	1,000	1,016
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Westminster Manor Project)	5.000%	11/1/28	870	883
	New Hope TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue (Windhaven Project)	4.500%	10/1/26	500	492
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/24	210	213
	New Hope TX Cultural Education Facilities Finance Corp. Student Housing Revenue (Tarleton State University Project) ETM	5.000%	4/1/25	240	247
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	2,390	2,462
[8]	North Fort Bend Authority TX Water System Revenue	4.000%	12/15/33	500	530
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/35	750	692
[8]	North Fort Bend Authority TX Water System Revenue	3.000%	12/15/36	585	528
	North Texas Municipal Water District Regional Wastewater System Revenue	4.000%	6/1/31	1,500	1,559
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/33	4,000	4,162
	North Texas Municipal Water District Water System Revenue	5.000%	9/1/34	4,000	4,155
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/31	1,000	770
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/32	3,055	2,260
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/33	1,000	710
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/34	1,500	1,020
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/35	1,500	970
[9]	North Texas Tollway Authority Revenue	0.000%	1/1/36	1,000	612
	North Texas Tollway Authority System Revenue	5.000%	1/1/26	115	115
	North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,625	2,645
[9]	North Texas Tollway Authority System Revenue	0.000%	1/1/28	1,000	860
	North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,245	1,277
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	575	579

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	North Texas Tollway Authority System Revenue	5.000%	1/1/30	1,000	1,025
	North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,820	1,862
	North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,534
	North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,730	1,767
	North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,060	1,081
	North Texas Tollway Authority System Revenue	4.000%	1/1/36	1,015	1,027
[5]	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,520	1,529
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,030	1,038
	North Texas Tollway Authority System Revenue	4.000%	1/1/37	1,250	1,265
	North Texas Tollway Authority System Revenue	5.000%	1/1/38	1,005	1,056
	North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,000	992
	North Texas Tollway Authority System Revenue	5.000%	1/1/39	1,000	1,083
	North Texas Tollway Authority System Revenue	4.125%	1/1/40	1,000	1,004
	North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,000	1,078
	North Texas Tollway Authority System Revenue Prere.	0.000%	9/1/31	1,250	609
[21]	Northside TX Independent School District GO	5.000%	8/15/25	1,165	1,211
[21]	Northside TX Independent School District GO	4.000%	8/15/32	1,305	1,341
[21]	Northside TX Independent School District GO PUT	0.700%	6/1/25	1,000	944
[21]	Northside TX Independent School District GO PUT	3.000%	8/1/26	2,855	2,807
[21]	Northside TX Independent School District GO PUT	2.000%	6/1/27	2,000	1,884
[21]	Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,028
[21]	Northwest Independent School District Texas GO	4.000%	2/15/38	2,400	2,419
[21]	Northwest Independent School District Texas GO Prere.	5.000%	2/15/25	1,760	1,810
	Odessa TX Combination Tax GO	3.000%	3/1/38	1,255	1,071
[21]	Palestine Independent School District GO	5.000%	2/15/29	1,860	1,956
	Pasadena TX GO	4.000%	2/15/28	1,000	1,015
	Pearland TX GO	4.000%	3/1/32	1,095	1,121
	Pearland TX GO	4.000%	3/1/33	910	930
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/32	240	244
	Pearland TX Waterworks & Sewer System Revenue	4.000%	9/1/33	340	345
	Pflugerville TX Combination Tax GO	4.000%	8/1/40	1,280	1,286
	Pflugerville TX GO	4.000%	8/1/35	1,250	1,270
[21]	Pflugerville TX Independent School District GO	5.000%	2/15/25	1,600	1,650
	Plano TX GO	5.000%	9/1/26	1,185	1,259
	Plano TX GO	5.000%	9/1/28	1,305	1,442
[21]	Prosper TX Independent School District GO	3.000%	2/15/40	3,940	3,413
[21]	Richardson Independent School District GO	5.000%	2/15/26	3,020	3,176
[21]	Richardson Independent School District GO	5.000%	2/15/36	1,590	1,828
[21]	Richardson Independent School District GO	5.000%	2/15/37	1,850	2,104
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[21]	Richardson Independent School District GO	5.000%	2/15/39	4,500	5,031
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	1,000	1,010
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/30	535	536
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	1,000	1,055
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,500	2,810
	San Antonio TX Electric & Gas Systems Revenue	3.000%	2/1/31	1,280	1,277
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/34	1,255	1,270
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/34	2,000	2,238
	San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	1,000	1,059
	San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/43	1,000	987
	San Antonio TX Electric & Gas Systems Revenue PUT	1.125%	12/1/26	150	133
	San Antonio TX Electric & Gas Systems Revenue PUT	3.650%	12/1/26	1,000	998
	San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/27	1,000	915
	San Antonio TX GO	5.000%	2/1/26	1,000	1,030
[21]	San Antonio TX Independent School District GO	5.000%	8/1/25	1,130	1,170
[21]	San Antonio TX Independent School District GO	5.000%	8/15/25	1,200	1,243
[21]	San Antonio TX Independent School District GO	5.000%	8/15/29	1,295	1,349
[21]	San Antonio TX Independent School District GO	5.000%	8/15/37	2,495	2,559
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/35	3,000	3,408
	San Antonio TX Municipal Facilities Corp. Lease Revenue	5.000%	9/15/37	3,000	3,346
	San Antonio TX Municipal Facilities Corp. Lease Revenue (City Tower Renovation Project)	3.000%	8/1/34	2,305	2,274
	San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,051
	San Antonio TX Water Revenue	5.000%	5/15/37	1,680	1,783
	San Antonio TX Water Revenue	5.000%	5/15/38	1,440	1,543
[21]	Sanger TX Independent School District Unlimited Tax Building Bonds GO	5.000%	8/15/37	1,755	1,958
	Southwest Higher Education Authority Inc. TX Revenue (Southern Methodist University Project)	4.000%	10/1/34	1,350	1,379
[21]	Southwest TX Independent School District GO	3.000%	2/1/36	1,250	1,166
[21]	Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,035
[21]	Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,436
	Sugar Land TX GO	5.000%	2/15/26	510	534
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	5/15/26	1,000	1,039
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Scott & White Health Project) PUT	5.000%	11/15/30	1,000	1,106
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Cook Children's Medical Center)	5.000%	12/1/25	350	365

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue (Methodist Hospitals of Dallas) Prere.	5.250%	10/1/23	1,000	1,005
	Tarrant County TX Cultural Education Facilities Finance Corp. Revenue PUT	5.000%	7/1/32	2,180	2,430
	Tarrant County TX GO	5.000%	7/15/33	600	692
	Tarrant County TX GO	4.000%	7/15/41	1,000	998
	Tarrant County TX Regional Water District Revenue (Water Control and Improvement District)	5.000%	3/1/25	1,785	1,839
	Texas A & M University Permanent Fund Revenue	5.000%	7/1/26	2,680	2,839
[21]	Texas City TX Independent School District GO	5.000%	8/15/26	3,365	3,496
	Texas Department of Housing & Community Affairs Residential Mortgage Revenue	5.750%	1/1/53	995	1,064
	Texas Department of Housing & Community Affairs Revenue	5.500%	9/1/52	995	1,055
	Texas GO	5.000%	10/1/36	3,000	3,099
	Texas GO Prere.	5.000%	4/1/24	1,330	1,348
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/23	245	246
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	5.250%	12/15/24	580	590
	Texas Municipal Gas Acquisition & Supply Corp. I Revenue	6.250%	12/15/26	110	115
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/28	2,475	2,542
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/29	1,575	1,628
	Texas Municipal Gas Acquisition & Supply Corp. III Revenue	5.000%	12/15/31	3,260	3,397
[5]	Texas Municipal Power Agency Revenue	3.000%	9/1/31	950	912
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/31	3,000	3,000
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/32	2,000	1,997
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	12/31/35	1,000	975
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Project)	4.000%	6/30/40	2,000	1,858
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	6/30/38	1,200	1,134
	Texas Private Activity Bond Surface Transportation Corp. Revenue (Infrastructure Group LLC I-635 Managed Lanes Projects)	4.000%	12/31/38	1,000	944
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/31	1,000	1,062
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project)	5.000%	12/31/34	1,000	1,056
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas State University System Financing System Revenue	5.000%	3/15/32	1,625	1,736
[3]	Texas State Veterans Bonds GO VRDO	4.200%	7/5/23	5,000	5,000
[15]	Texas State Water Financial Assistance GO	5.000%	8/1/29	3,695	3,977
	Texas Transportation Commission GO	5.000%	10/1/29	1,500	1,563
	Texas Transportation Commission GO	5.000%	4/1/32	2,000	2,105
	Texas Transportation Commission GO PUT	0.650%	4/1/26	1,575	1,428
	Texas Transportation Commission Mobility Fund GO	5.000%	10/1/34	1,705	1,833
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	525	531
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	2,460	2,494
	Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/39	1,000	1,072
	Texas Water Development Board Revenue	5.000%	8/1/25	1,350	1,403
	Texas Water Development Board Revenue	5.000%	10/15/28	1,500	1,664
	Texas Water Development Board Revenue	4.000%	10/15/32	1,125	1,171
	Texas Water Development Board Revenue	4.000%	10/15/34	1,465	1,518
	Texas Water Development Board Revenue	4.000%	10/15/35	2,895	2,960
	Texas Water Development Board Revenue	4.000%	10/15/35	1,770	1,796
	Texas Water Development Board Revenue	5.000%	8/1/38	5,000	5,328
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/32	2,070	2,290
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.000%	10/15/33	2,000	2,045
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	5.000%	10/15/34	2,500	2,653
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	4.450%	10/15/36	2,250	2,455
	Texas Water Development Board State Implementation Revenue Fund (Master Trust)	3.000%	10/15/39	1,755	1,552
[21]	Tomball TX Independent School District Unlimited Tax Building Bonds GO	3.875%	2/15/43	1,000	959
	Travis TX GO	5.000%	3/1/27	1,545	1,618
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/27	1,000	1,054
	Trinity River Authority of Texas Regional Wastewater System Revenue	4.000%	8/1/32	250	270
	Trinity River Authority of Texas Regional Wastewater System Revenue	5.000%	8/1/37	1,235	1,332
[21]	United TX Independent School District GO Prere.	5.000%	8/15/24	2,550	2,601
	University of Houston Texas Revenue	5.000%	2/15/28	5,000	5,231
	University of Houston Texas Revenue	3.000%	2/15/31	3,090	3,083
	University of Houston Texas Revenue	5.000%	2/15/31	1,810	2,087

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Houston Texas Revenue	4.000%	2/15/33	1,840	1,874
	University of Houston Texas Revenue	5.000%	2/15/33	1,500	1,568
	University of Houston Texas Revenue	5.000%	2/15/35	4,500	4,702
	University of North Texas Revenue	4.000%	4/15/34	1,110	1,144
	University of North Texas Revenue	5.000%	4/15/36	1,275	1,358
	University of Texas Financing System Bonds Revenue	2.000%	8/15/36	750	579
	University of Texas Financing System Bonds Revenue	5.000%	8/15/40	1,500	1,767
	University of Texas Permanent University Fund Revenue	5.000%	7/1/40	3,200	3,634
[8]	West Travis County TX Public Utility Agency Revenue	5.000%	8/15/27	1,235	1,328
[8]	West Travis County TX Public Utility Agency Revenue	4.000%	8/15/32	270	277
[21]	Whitehouse TX Independent School District GO	5.000%	2/15/42	1,250	1,309
	Williamson County TX GO	5.000%	2/15/28	2,000	2,189
					554,736
Utah (0.3%)
	Alpine UT School District GO	5.000%	3/15/30	1,025	1,102
	Central Utah Water Conservancy District GO	5.000%	4/1/28	6,050	6,667
	Central Utah Water Conservancy District Revenue	4.000%	10/1/32	1,000	1,033
	Duchesne School District UT Municipal Building Authority Lease Revenue	5.000%	6/1/37	1,400	1,481
	Granite UT School District Salt Lake County GO	5.000%	6/1/28	2,490	2,684
	Intermountain UT Power Agency Revenue	4.000%	7/1/36	2,310	2,390
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/38	2,000	2,226
	Intermountain UT Power Agency Supply Revenue	5.000%	7/1/42	2,500	2,742
	Jordan Valley UT Water Conservancy District Revenue	4.000%	10/1/32	750	776
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/34	750	812
	Utah County UT Hospital Revenue (IHC Health Services)	5.000%	5/15/35	850	915
	Utah Transit Authority Sales Tax Revenue	5.000%	12/15/36	1,000	1,080
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,000	1,036
	Utah Transit Authority Sales Tax Revenue Prere.	5.000%	6/15/25	1,285	1,332
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/33	150	158
[5]	Vineyard UT Redevelopment Agency Tax Increment Revenue	4.000%	5/1/34	125	132
	Weber School District UT GO	5.000%	6/15/26	1,050	1,112
	Weber School District UT GO	5.000%	6/15/27	1,050	1,138
					28,816
Vermont (0.1%)
	University of Vermont & State Agricultural College Revenue	5.000%	10/1/38	1,000	1,153
	University of Vermont Educational & Health Buildings Financing Agency Revenue	5.000%	12/1/28	1,010	1,057
	Vermont Economic Development Authority Mortgage Revenue	4.000%	5/1/33	1,000	907
	Vermont GO	5.000%	8/15/24	2,020	2,063
					5,180
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/25	45	45
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/26	115	116
	Matching Fund Special Purpose Securitization Corp. Revenue	5.000%	10/1/27	170	171
					332
Virginia (0.7%)
	Arlington County VA GO	5.000%	6/15/24	4,510	4,592
	Arlington County VA GO	4.000%	8/1/39	1,195	1,214
[6]	Cutalong II Community Development Authority VA Special Assessment (Cutalong II Project)	4.000%	3/1/32	817	736
	Danville VA GO	4.000%	9/1/27	1,540	1,610
	Fairfax County Industrial Development Authority Health Care Revenue	5.000%	5/15/36	1,000	1,129
	Fairfax County VA GO	4.000%	10/1/40	2,665	2,705
	Hampton Roads VA Transportation Accountability Commission Revenue ETM	5.000%	7/1/26	1,045	1,106
[6]	Hanover County VA Economic Development Authority Revenue (Covenant Woods)	4.000%	7/1/30	260	232
	James City County VA Economic Development Authority Revenue (Williamsburg Landing)	4.000%	12/1/35	225	204
	Mosaic VA District Community Development Authority Revenue	4.000%	3/1/33	750	776
	Norfolk VA GO Prere.	5.000%	9/1/24	1,090	1,114
	Norfolk VA GO Prere.	5.000%	9/1/24	1,345	1,375
	Norfolk VA Redevelopment & Housing Authority Multifamily Housing Revenue PUT	5.000%	5/1/26	1,500	1,544
	Norfolk VA Water Revenue	5.000%	11/1/34	1,155	1,256
	Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,045
	Stafford County VA Economic Development Authority Hospital Facilities Revenue (Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	1,120	1,135
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/30	600	601
	Virginia Beach VA Development Authority Residential Care Facility Revenue (Westminster-Canterbury on Chesapeake Bay)	5.000%	9/1/33	425	422
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	1,845	1,936
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	1,500	1,417
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,000	1,156
	Virginia College Building Authority Educational Facilities Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	1,000	1,112
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	5.000%	9/1/25	1,110	1,154

Tax-Managed Balanced Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Virginia College Building Authority Educational Facilities Revenue (Public Higher Education Financing Program)	4.000%	9/1/36	2,130	2,180
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/26	1,405	1,486
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/33	5,000	5,145
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,280	1,308
	Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/35	1,750	1,793
	Virginia Port Authority Commonwealth Port Fund Revenue	5.000%	7/1/43	1,000	1,130
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/36	5,035	5,835
	Virginia Public Building Authority Revenue	5.000%	11/1/31	95	95
	Virginia Public School Authority Revenue	5.000%	8/1/24	6,080	6,202
	Virginia Small Business Financing Authority Residential Care Facilities Revenue	4.000%	12/1/31	500	481
	Wise County VA Industrial development Authority Solid Waste & Sewage Disposal Revenue (Virginia Electric & Power Co. Project) PUT	0.750%	9/2/25	575	527
	York County VA Economic Development Authority Pollution Control Revenue PUT	3.650%	10/1/27	385	384
					56,137
Washington (1.8%)
	Bellingham WA Water & Sewer Revenue Refunding Bonds	5.000%	8/1/25	400	415
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/26	795	849
	Energy Northwest Washington Electric Revenue	5.000%	7/1/25	3,115	3,232
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,225	1,267
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/36	1,000	1,164
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/38	5,895	6,525
	Energy Northwest Washington Electric Revenue (Columbia Generating Station)	4.000%	7/1/42	1,640	1,647
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/25	7,200	7,470
	Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/26	1,735	1,838
	Franklin County WA Pasco School District No. 1 GO	4.000%	12/1/27	1,000	1,045
[15]	Highline WA King County School District No. 401 GO	5.000%	12/1/37	1,250	1,430
	King & Pierce Counties WA Wash School District No. 408 Auburn Unlimited Tax GO	3.000%	12/1/38	1,230	1,092
	King County WA GO	4.000%	12/1/32	1,500	1,532
	King County WA GO	4.000%	12/1/34	2,150	2,191
	King County WA Housing Authority Revenue	3.000%	6/1/40	1,000	815
	King County WA School District No. 403 Renton GO	4.000%	12/1/40	1,000	1,007
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pierce County WA Puyallup School District No. 3 GO	5.000%	12/1/33	2,600	2,788
	Port of Seattle WA Revenue	4.000%	6/1/37	3,000	3,044
	Seattle WA Ltd Tax GO	5.000%	11/1/27	2,180	2,376
[4]	Seattle WA Municipal Light & Power Refunding Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	4.260%	11/1/26	1,000	983
	Seattle WA Water System Improvement Revenue	4.000%	8/1/32	3,020	3,115
	Snohomish County WA School District No. 103 (Monroe) GO	5.000%	12/1/31	1,000	1,033
	Snoqualmie Valley WA King County School District No. 410 GO	5.000%	12/1/33	3,150	3,251
	University of Washington Revenue PUT	4.000%	8/1/27	2,435	2,501
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/26	5,000	5,155
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/27	1,000	1,081
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,029
	Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,245	1,349
	Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,513
	Washington Economic Development Finance Authority Lease Revenue (Washington Biomedical Research Properties 2)	5.000%	6/1/25	1,090	1,115
	Washington GO	5.000%	7/1/25	1,500	1,527
	Washington GO	5.000%	8/1/26	5,105	5,422
	Washington GO	5.000%	8/1/27	1,000	1,039
	Washington GO	5.000%	8/1/27	2,745	2,979
	Washington GO	4.000%	7/1/28	5,000	5,285
	Washington GO	5.000%	7/1/28	2,000	2,055
	Washington GO	5.000%	8/1/28	2,185	2,420
	Washington GO	4.000%	7/1/29	2,720	2,722
	Washington GO	5.000%	7/1/30	1,100	1,131
	Washington GO	5.000%	7/1/32	1,250	1,284
	Washington GO	5.000%	8/1/34	1,750	1,813
	Washington GO	5.000%	2/1/35	5,000	5,320
	Washington GO	5.000%	8/1/35	1,000	1,072
	Washington GO	5.000%	8/1/36	2,150	2,342
	Washington GO	5.000%	8/1/37	3,685	3,741
	Washington GO	5.000%	8/1/38	2,070	2,235
	Washington GO	5.000%	2/1/39	2,000	2,168
	Washington GO	5.000%	8/1/42	5,015	5,596
	Washington GO	5.000%	8/1/43	2,000	2,136
	Washington Health Care Facilities Authority Revenue (Central Washington Health Services Association)	5.000%	7/1/30	1,760	1,808
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/32	1,750	1,882
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health)	5.000%	8/1/36	1,690	1,786
	Washington Health Care Facilities Authority Revenue (CommonSpirit Health) PUT	5.000%	8/1/24	1,000	1,007
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/31	2,505	2,561
	Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	1,000	1,052

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/32	3,000	3,057
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	880	880
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.000%	10/1/35	1,000	1,019
Washington Higher Education Facilities Authority Revenue (Whitman College Project)	4.000%	1/1/36	1,685	1,744
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	4.000%	10/1/34	725	707
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/30	925	928
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	4.000%	7/1/31	4,025	3,852
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	3.000%	7/1/34	290	263
Washington State Convention Center Public Facilities District Revenue (Lodging Tax Bonds)	5.000%	7/1/37	855	892
Washington State Health Care Facilities Authority Revenue PUT	4.000%	10/1/30	5,000	5,017
Washington State Housing Finance Commission Municipal Certificates Revenue	3.500%	12/20/35	6,010	5,550
Washington State Motor Vehicle Fuel Tax Related Fees GO	5.000%	7/1/28	1,580	1,747
Whitman County WA School District No. 267 Pullman GO	5.000%	12/1/29	715	813
				152,704
West Virginia (0.2%)
West Virginia Commissioner of Highways Revenue (Surface Transportation Improvements)	5.000%	9/1/33	1,170	1,257
West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/37	1,545	1,557
West Virginia GO	5.000%	12/1/35	1,000	1,086
West Virginia GO	5.000%	6/1/36	1,000	1,083
West Virginia GO	5.000%	6/1/38	2,500	2,730
West Virginia Higher Education Policy Commission Revenue	5.000%	7/1/37	1,315	1,382
West Virginia Hospital Finance Authority Hospital Revenue	5.000%	6/1/39	1,300	1,404
West Virginia Hospital Finance Authority Hospital Revenue (Cabell Huntington Hospital Inc.)	5.000%	1/1/29	765	798
West Virginia Parkways Authority Turnpike Toll Revenue	5.000%	6/1/33	845	925
				12,222
Wisconsin (0.9%)
Madison WI Area Technical College GO	4.000%	3/1/25	1,835	1,862
Madison WI GO	4.000%	10/1/26	1,500	1,554
Milwaukee WI GO	5.000%	4/1/26	1,935	1,999
Milwaukee WI GO	5.000%	4/1/29	1,110	1,209
Public Finance Authority Health Care Facilities Revenue (Appalachian Regional Healthcare System Obligated Group)	5.000%	7/1/35	300	320
Public Finance Authority Health Care System Revenue (Cone Health)	5.000%	10/1/28	1,000	1,099
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Public Finance Authority Revenue (Clover Garden School)	5.000%	6/15/32	360	352
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/26	1,000	994
	Public Finance Authority Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/30	1,160	1,169
[8]	Public Finance Authority Revenue (Eastern Michigan University Student Housing Project)	5.250%	7/1/34	1,000	1,157
	Public Finance Authority Revenue (Providence St. Joseph Health) PUT	4.000%	10/1/30	2,345	2,353
	Public Finance Authority Revenue (Texas Biomedical Research Institute Project)	5.000%	6/1/34	650	701
	Waunakee WI Community School District GO	3.250%	4/1/28	4,000	3,963
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/34	1,250	787
[5]	Wisconsin Center District Tax Revenue	0.000%	12/15/39	1,250	593
	Wisconsin GO	5.000%	5/1/24	1,000	1,015
	Wisconsin GO	4.000%	5/1/33	1,665	1,720
	Wisconsin GO	5.000%	5/1/34	3,880	4,272
	Wisconsin GO	5.000%	5/1/36	5,000	5,861
	Wisconsin GO	5.000%	5/1/38	1,740	1,850
[6]	Wisconsin Health & Educational Facilities Authority Revenue	5.000%	2/15/26	1,000	1,020
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health and Hospitals Corp.) PUT	5.000%	6/24/26	1,100	1,150
	Wisconsin Health & Educational Facilities Authority Revenue (Advocate Health and Hospitals Corp.) PUT	5.000%	7/29/26	1,005	1,053
	Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.000%	7/1/31	1,065	1,124
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	4.000%	11/15/34	1,540	1,558
	Wisconsin Health & Educational Facilities Authority Revenue (Ascension Health Alliance Credit Group)	5.000%	11/15/36	2,265	2,344
	Wisconsin Health & Educational Facilities Authority Revenue (Aspirus Inc. Obligated Group)	5.000%	8/15/25	1,670	1,672
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/37	600	644
	Wisconsin Health & Educational Facilities Authority Revenue (Bellin Memorial Hospital Inc.)	5.000%	12/1/41	1,875	1,965
	Wisconsin Health & Educational Facilities Authority Revenue (Children's Hospital of Wisconsin Inc.)	4.000%	8/15/31	1,010	1,029
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.) VRDO	4.000%	7/3/23	13,400	13,400
[3]	Wisconsin Health & Educational Facilities Authority Revenue (Marshfield Clinic Health System) VRDO	3.750%	7/3/23	100	100

Tax-Managed Balanced Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Health & Educational Facilities Authority Revenue (Oakwood Lutheran Senior Ministries)	4.000%	1/1/29	390	362
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	4.000%	12/15/39	1,595	1,541
Wisconsin Housing & Economic Development Authority Housing Revenue PUT	3.750%	11/1/26	1,365	1,365
Wisconsin Public Finance Authority Exempt Facilities Revenue (Wingate University)	5.250%	10/1/32	740	761
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	750	792
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,085	1,119
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	4.000%	6/1/39	1,000	922
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/34	390	350
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/35	285	252
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Revenue (United Methodist Retirement Homes)	4.000%	10/1/36	435	380
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	500	500
Wisconsin Transportation Revenue Prere.	5.000%	7/1/24	2,755	2,807
				73,040
Wyoming (0.0%)
Laramie County WY Hospital Revenue (Cheyenne Regional Medical Center Project)	4.000%	5/1/29	130	136
Wyoming Community Development Authority Housing Revenue	5.750%	6/1/53	185	197
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Wyoming Municipal Power Agency Power Supply Revenue Prere.	5.000%	1/1/27	1,000	1,066
					1,399
Total Tax-Exempt Municipal Bonds (Cost $4,474,656)					4,338,281
Total Investments (99.8%) (Cost $6,080,434)					8,478,346
Other Assets and Liabilities—Net (0.2%)					13,774
Net Assets (100%)					8,492,120
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $130,629,000, representing 1.5% of net assets.
7	Non-income-producing security—security in default.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Step bond.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Securities with a value of $515,000 have been segregated as initial margin for open futures contracts.
15	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2023.
16	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
17	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
18	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
19	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
20	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
21	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
1M—1-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
REIT—Real Estate Investment Trust.
SIFMA—Securities Industry and Financial Markets Association.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.

Tax-Managed Balanced Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	230	46,769	(693)
5-Year U.S. Treasury Note	September 2023	130	13,922	(182)
E-mini S&P 500 Index	September 2023	109	24,461	193
				(682)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2023	(22)	(2,997)	1
				(681)

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,049,623)	8,447,399
Affiliated Issuers (Cost $30,811)	30,947
Total Investments in Securities	8,478,346
Investment in Vanguard	289
Cash	370
Cash Collateral Pledged—Futures Contracts	1,700
Receivables for Accrued Income	51,957
Receivables for Capital Shares Issued	2,992
Variation Margin Receivable—Futures Contracts	393
Total Assets	8,536,047
Liabilities
Payables for Investment Securities Purchased	41,597
Payables for Capital Shares Redeemed	1,983
Payables to Vanguard	312
Variation Margin Payable—Futures Contracts	35
Total Liabilities	43,927
Net Assets	8,492,120
At June 30, 2023, net assets consisted of:

Paid-in Capital	6,307,666
Total Distributable Earnings (Loss)	2,184,454
Net Assets	8,492,120

Net Assets
Applicable to 216,169,249 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,492,120
Net Asset Value Per Share	$39.28

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1,2]	28,722
Interest	56,429
Total Income	85,151
Expenses
The Vanguard Group—Note B
Investment Advisory Services	79
Management and Administrative	3,250
Marketing and Distribution	220
Custodian Fees	13
Shareholders’ Reports	39
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	3,610
Net Investment Income	81,541
Realized Net Gain (Loss)
Investment Securities Sold[1]	(34,125)
Futures Contracts	4,705
Realized Net Gain (Loss)	(29,420)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	649,231
Futures Contracts	354
Change in Unrealized Appreciation (Depreciation)	649,585
Net Increase (Decrease) in Net Assets Resulting from Operations	701,706
1	Dividend income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated company of the fund were $284,000, ($12,000), and ($41,000), respectively. Purchases and sales were $53,237,000 and $32,135,000, respectively.
2	Dividends are net of foreign withholding taxes of $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,541	142,431
Realized Net Gain (Loss)	(29,420)	(111,796)
Change in Unrealized Appreciation (Depreciation)	649,585	(1,171,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	701,706	(1,140,636)
Distributions
Total Distributions	(82,298)	(142,355)
Capital Share Transactions
Issued	477,729	1,244,824
Issued in Lieu of Cash Distributions	67,806	116,995
Redeemed	(401,737)	(1,165,577)
Net Increase (Decrease) from Capital Share Transactions	143,798	196,242
Total Increase (Decrease)	763,206	(1,086,749)
Net Assets
Beginning of Period	7,728,914	8,815,663
End of Period	8,492,120	7,728,914

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$36.39	$42.43	$38.06	$34.25	$29.65	$30.73
Investment Operations
Net Investment Income[1]	.382	.673	.620	.658	.701	.688
Net Realized and Unrealized Gain (Loss) on Investments	2.893	(6.040)	4.335	3.808	4.603	(1.110)
Total from Investment Operations	3.275	(5.367)	4.955	4.466	5.304	(.422)
Distributions
Dividends from Net Investment Income[2]	(.385)	(.673)	(.585)	(.656)	(.704)	(.658)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.385)	(.673)	(.585)	(.656)	(.704)	(.658)
Net Asset Value, End of Period	$39.28	$36.39	$42.43	$38.06	$34.25	$29.65
Total Return[3]	9.04%	-12.66%	13.10%	13.30%	18.01%	-1.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,492	$7,729	$8,816	$6,859	$5,809	$4,370
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.04%	1.78%	1.53%	1.90%	2.16%	2.22%
Portfolio Turnover Rate	9%	22%[4]	6%[4]	20%[4]	12%[4]	11%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The tax character of distributions is determined at fiscal year-end. Tax-exempt dividends represent 63%, 63%, 62%, 61%, and 61% of dividends from net investment income for the years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund
Notes to Financial Statements
Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds or stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the

Tax-Managed Balanced Fund
committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $289,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Balanced Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,140,065	—	—	4,140,065
Tax-Exempt Municipal Bonds	—	4,338,281	—	4,338,281
Total	4,140,065	4,338,281	—	8,478,346

Derivative Financial Instruments
Assets
Futures Contracts[1]	194	—	—	194
Liabilities
Futures Contracts[1]	875	—	—	875
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,080,243
Gross Unrealized Appreciation	2,563,888
Gross Unrealized Depreciation	(166,466)
Net Unrealized Appreciation (Depreciation)	2,397,422
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $185,790,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $1,000,391,000 of investment securities and sold $743,905,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $42,315,000 and sales were $88,280,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	Shares (000)	Shares (000)
Issued	12,598	32,460
Issued in Lieu of Cash Distributions	1,786	3,174
Redeemed	(10,622)	(31,005)
Net Increase (Decrease) in Shares Outstanding	3,762	4,629
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.

Tax-Managed Balanced Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund
Fund Allocation
As of June 30, 2023
Basic Materials	1.9%
Consumer Discretionary	15.0
Consumer Staples	5.2
Energy	4.2
Financials	9.9
Health Care	12.5
Industrials	13.0
Real Estate	2.8
Technology	30.7
Telecommunications	2.1
Utilities	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Tax-Managed Capital Appreciation Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.9%)
	Linde plc	205,547	78,330
	Freeport-McMoRan Inc.	587,143	23,486
	Albemarle Corp.	97,961	21,854
	Ecolab Inc.	113,298	21,152
	Air Products and Chemicals Inc.	63,253	18,946
	Fastenal Co.	261,986	15,455
	FMC Corp.	138,121	14,411
	Newmont Corp.	314,138	13,401
	Alcoa Corp.	363,851	12,345
	Reliance Steel & Aluminum Co.	44,502	12,086
	Nucor Corp.	73,100	11,987
	LyondellBasell Industries NV Class A	122,525	11,251
	Southern Copper Corp.	151,825	10,892
	Celanese Corp. Class A	91,133	10,553
	Mosaic Co.	259,163	9,071
	Steel Dynamics Inc.	61,902	6,743
	Dow Inc.	121,066	6,448
*	Cleveland-Cliffs Inc.	214,392	3,593
	Element Solutions Inc.	178,298	3,423
	International Flavors & Fragrances Inc.	41,799	3,327
	CF Industries Holdings Inc.	45,426	3,153
	Scotts Miracle-Gro Co.	48,965	3,070
	Hexcel Corp.	34,752	2,642
*	RBC Bearings Inc.	11,871	2,582
	Westlake Corp.	18,450	2,204
*	Univar Solutions Inc.	46,786	1,677
	Eastman Chemical Co.	18,581	1,556
	Avery Dennison Corp.	7,027	1,207
	International Paper Co.	35,745	1,137
*	MP Materials Corp.	37,534	859
	Royal Gold Inc.	7,388	848
	United States Steel Corp.	24,784	620
	Ashland Inc.	2,950	256
	Sylvamo Corp.	3,516	142
	Timken Co.	248	23
	Valvoline Inc.	549	21
	NewMarket Corp.	39	16
	Olin Corp.	307	16
	Chemours Co.	273	10
	Huntsman Corp.	376	10
			330,803
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	3,787,195	493,699
*	Tesla Inc.	1,159,817	303,605
	Home Depot Inc.	401,901	124,847
	Costco Wholesale Corp.	187,416	100,901
	Walmart Inc.	601,663	94,569
	McDonald's Corp.	277,959	82,946
*	Netflix Inc.	185,125	81,546
*	Walt Disney Co.	770,469	68,788
	Lowe's Cos. Inc.	289,102	65,250
	NIKE Inc. Class B	457,419	50,485
*	Copart Inc.	527,264	48,092
	Starbucks Corp.	477,271	47,278
*	O'Reilly Automotive Inc.	43,562	41,615
		Shares	Market Value• ($000)
*	Booking Holdings Inc.	14,861	40,130
*	AutoZone Inc.	15,302	38,153
	TJX Cos. Inc.	413,488	35,060
	Marriott International Inc. Class A	181,115	33,269
*	Uber Technologies Inc.	765,166	33,032
*	Activision Blizzard Inc.	322,821	27,214
	DR Horton Inc.	216,890	26,393
	Ford Motor Co.	1,603,761	24,265
	Estee Lauder Cos. Inc. Class A	120,274	23,619
	Ross Stores Inc.	206,421	23,146
*	Chipotle Mexican Grill Inc. Class A	10,446	22,344
	General Motors Co.	576,445	22,228
*	NVR Inc.	3,412	21,668
	Target Corp.	161,353	21,282
*	Airbnb Inc. Class A	154,969	19,861
	Yum! Brands Inc.	140,313	19,440
*	Dollar Tree Inc.	122,634	17,598
	PulteGroup Inc.	222,049	17,249
	Lennar Corp. Class A	133,883	16,777
	Dollar General Corp.	95,177	16,159
	eBay Inc.	348,246	15,563
	Tempur Sealy International Inc.	387,514	15,528
	Electronic Arts Inc.	113,009	14,657
*	Delta Air Lines Inc.	307,256	14,607
*	Trade Desk Inc. Class A	185,502	14,324
*	Lululemon Athletica Inc.	35,930	13,600
	Hilton Worldwide Holdings Inc.	85,474	12,441
*	Warner Bros Discovery Inc.	978,936	12,276
*	AutoNation Inc.	73,516	12,101
*	CarMax Inc.	141,087	11,809
	Darden Restaurants Inc.	69,471	11,607
	Southwest Airlines Co.	284,152	10,289
*	Take-Two Interactive Software Inc.	69,744	10,264
*	Aptiv plc	100,452	10,255
*	Live Nation Entertainment Inc.	110,419	10,060
	Interpublic Group of Cos. Inc.	260,110	10,035
*	Capri Holdings Ltd.	272,263	9,772
*	Royal Caribbean Cruises Ltd.	92,760	9,623
	PVH Corp.	111,051	9,436
*	Spotify Technology SA	58,081	9,325
	Hyatt Hotels Corp. Class A	77,726	8,906
	Gentex Corp.	304,013	8,895
	Omnicom Group Inc.	84,669	8,056
*	Las Vegas Sands Corp.	137,692	7,986
	MGM Resorts International	173,356	7,614
*	Coupang Inc. Class A	436,046	7,587
	Toll Brothers Inc.	95,872	7,581
*	United Airlines Holdings Inc.	135,198	7,418
*	Expedia Group Inc.	67,567	7,391
*	ROBLOX Corp. Class A	182,268	7,345
*	Ulta Beauty Inc.	14,835	6,981
*	Liberty Media Corp.-Liberty Formula One Class C	91,472	6,886
*	American Airlines Group Inc.	339,925	6,098
	BorgWarner Inc.	113,602	5,556
*	Norwegian Cruise Line Holdings Ltd.	239,315	5,210
*	Floor & Decor Holdings Inc. Class A	48,673	5,060
	Hasbro Inc.	77,134	4,996
	Tractor Supply Co.	22,460	4,966

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Wynn Resorts Ltd.	42,329	4,470
	Fox Corp. Class A	128,594	4,372
*	BJ's Wholesale Club Holdings Inc.	67,123	4,229
	Vail Resorts Inc.	16,007	4,030
*	Burlington Stores Inc.	24,710	3,889
*	Rivian Automotive Inc. Class A	220,577	3,675
	Advance Auto Parts Inc.	51,534	3,623
	Best Buy Co. Inc.	43,840	3,593
	Lear Corp.	24,522	3,520
*	Five Below Inc.	17,579	3,455
	LKQ Corp.	59,159	3,447
*	Liberty Media Corp.-Liberty Formula One Class A	48,561	3,284
	News Corp. Class A	153,012	2,984
	Ralph Lauren Corp. Class A	24,166	2,980
*	Skechers USA Inc. Class A	55,679	2,932
	Polaris Inc.	23,114	2,795
	Pool Corp.	7,246	2,715
	Genuine Parts Co.	15,989	2,706
	New York Times Co. Class A	68,276	2,689
	Nexstar Media Group Inc. Class A	15,477	2,578
*	Bright Horizons Family Solutions Inc.	27,448	2,538
*	Liberty Media Corp.-Liberty SiriusXM Class C	77,162	2,526
	Sirius XM Holdings Inc.	530,118	2,401
*	GameStop Corp. Class A	98,684	2,393
	RB Global Inc.	38,717	2,323
*	Mattel Inc.	118,231	2,310
	Paramount Global Class B	143,037	2,276
*	Caesars Entertainment Inc.	44,463	2,266
*	Planet Fitness Inc. Class A	32,390	2,184
*	Carnival Corp.	108,650	2,046
*	Coty Inc. Class A	165,907	2,039
	Aramark	46,461	2,000
	World Wrestling Entertainment Inc. Class A	17,870	1,938
	Harley-Davidson Inc.	54,931	1,934
	Fox Corp. Class B	59,280	1,890
*	Alaska Air Group Inc.	35,228	1,873
	U-Haul Holding Co. (XNYS)	34,200	1,733
	Domino's Pizza Inc.	4,900	1,651
	VF Corp.	86,213	1,646
*	Lucid Group Inc.	219,892	1,515
*	Ollie's Bargain Outlet Holdings Inc.	25,862	1,498
*	Grand Canyon Education Inc.	14,445	1,491
*	SiteOne Landscape Supply Inc.	8,907	1,491
	Madison Square Garden Sports Corp.	7,890	1,484
*	Etsy Inc.	16,913	1,431
	Thor Industries Inc.	13,531	1,400
*	Hertz Global Holdings Inc.	69,735	1,282
	Lennar Corp. Class B	10,972	1,240
*	JetBlue Airways Corp.	132,922	1,178
	Carter's Inc.	15,864	1,152
	Rollins Inc.	26,651	1,141
*	TripAdvisor Inc.	65,674	1,083
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,993	1,050
	News Corp. Class B	50,143	989
	Williams-Sonoma Inc.	7,893	988
*	AMC Entertainment Holdings Inc. Class A	213,761	941
	Hanesbrands Inc.	202,225	918
*	Avis Budget Group Inc.	3,600	823
*	DraftKings Inc. Class A	29,042	772
	Copa Holdings SA Class A	5,903	653
	Nordstrom Inc.	28,246	578
*	Under Armour Inc. Class C	83,204	558
*	Wayfair Inc. Class A	8,312	540
*	Playtika Holding Corp.	42,885	497
	Kohl's Corp.	19,433	448
*	Lyft Inc. Class A	43,861	421
*	Leslie's Inc.	37,152	349
		Shares	Market Value• ($000)
	Garmin Ltd.	3,130	326
	Paramount Global Class A	16,937	314
*	Carvana Co. Class A	8,455	219
*	Under Armour Inc. Class A	30,184	218
	U-Haul Holding Co.	3,800	210
	Service Corp. International	3,239	209
	Wendy's Co.	9,127	199
*	Petco Health & Wellness Co. Inc. Class A	17,166	153
*	Deckers Outdoor Corp.	239	126
*	Driven Brands Holdings Inc.	2,623	71
*	Qurate Retail Inc. Class A	66,349	66
*	YETI Holdings Inc.	1,583	62
*	Mister Car Wash Inc.	6,310	61
*	Six Flags Entertainment Corp.	2,181	57
*	Figs Inc. Class A	6,157	51
	Boyd Gaming Corp.	720	50
	Churchill Downs Inc.	360	50
	Lithia Motors Inc. Class A	130	40
	Choice Hotels International Inc.	227	27
	Dick's Sporting Goods Inc.	200	26
*	Victoria's Secret & Co.	1,402	24
	Penske Automotive Group Inc.	140	23
	Columbia Sportswear Co.	235	18
	Wyndham Hotels & Resorts Inc.	241	17
	Marriott Vacations Worldwide Corp.	109	13
	Tapestry Inc.	268	12
	Travel + Leisure Co.	213	9
	H&R Block Inc.	250	8
	Whirlpool Corp.	49	7
	Gap Inc.	674	6
	Leggett & Platt Inc.	188	6
	Newell Brands Inc.	352	3
			2,603,137
Consumer Staples (5.2%)
	Procter & Gamble Co.	998,994	151,587
	PepsiCo Inc.	557,663	103,290
	Coca-Cola Co.	1,448,534	87,231
	Philip Morris International Inc.	553,688	54,051
	Mondelez International Inc. Class A	593,003	43,254
*	Monster Beverage Corp.	593,894	34,113
	CVS Health Corp.	442,664	30,601
	McKesson Corp.	68,291	29,181
	Colgate-Palmolive Co.	371,028	28,584
	AmerisourceBergen Corp.	108,183	20,818
	Hershey Co.	78,828	19,683
	Constellation Brands Inc. Class A	79,903	19,667
	Kroger Co.	412,774	19,400
	Archer-Daniels-Midland Co.	236,468	17,868
	Church & Dwight Co. Inc.	170,662	17,106
	Altria Group Inc.	361,990	16,398
	Corteva Inc.	285,638	16,367
	McCormick & Co. Inc. (Non-Voting)	173,197	15,108
	Kimberly-Clark Corp.	98,134	13,548
	General Mills Inc.	175,548	13,465
	Sysco Corp.	180,105	13,364
	Brown-Forman Corp. Class B	186,683	12,467
	Keurig Dr Pepper Inc.	363,913	11,380
	Clorox Co.	69,726	11,089
	Hormel Foods Corp.	225,258	9,060
	Tyson Foods Inc. Class A	164,318	8,387
	Lamb Weston Holdings Inc.	71,576	8,228
	Walgreens Boots Alliance Inc.	267,713	7,627
	Spectrum Brands Holdings Inc.	94,610	7,384
	J M Smucker Co.	48,718	7,194
	Casey's General Stores Inc.	27,851	6,792
	Ingredion Inc.	55,014	5,829
	Bunge Ltd.	56,862	5,365

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
*	Performance Food Group Co.	81,676	4,920
	Molson Coors Beverage Co. Class B	72,858	4,797
	Campbell Soup Co.	103,939	4,751
*	Darling Ingredients Inc.	67,631	4,314
*	US Foods Holding Corp.	96,293	4,237
*	Post Holdings Inc.	36,003	3,120
	Kraft Heinz Co.	83,527	2,965
	Albertsons Cos. Inc. Class A	126,210	2,754
	Kellogg Co.	27,247	1,836
*	Pilgrim's Pride Corp.	75,106	1,614
*	Freshpet Inc.	24,373	1,604
	Brown-Forman Corp. Class A	18,956	1,290
	Seaboard Corp.	352	1,253
*	Boston Beer Co. Inc. Class A	3,991	1,231
*	Grocery Outlet Holding Corp.	36,693	1,123
*	Olaplex Holdings Inc.	128,903	480
	Flowers Foods Inc.	8,974	223
	Conagra Brands Inc.	4,077	138
	Reynolds Consumer Products Inc.	413	12
			908,148
Energy (4.2%)
	Exxon Mobil Corp.	1,621,417	173,897
	Chevron Corp.	733,703	115,448
	ConocoPhillips	518,073	53,678
	Occidental Petroleum Corp.	538,144	31,643
	Schlumberger NV	596,664	29,308
	EOG Resources Inc.	247,024	28,269
	Cheniere Energy Inc.	174,438	26,577
	Marathon Petroleum Corp.	219,731	25,621
	Devon Energy Corp.	503,073	24,319
	EQT Corp.	497,639	20,468
	Valero Energy Corp.	164,848	19,337
	Pioneer Natural Resources Co.	91,866	19,033
	Hess Corp.	118,201	16,069
	Phillips 66	160,889	15,346
	Halliburton Co.	396,957	13,096
	Baker Hughes Co. Class A	397,451	12,563
	Diamondback Energy Inc.	90,915	11,943
	NOV Inc.	695,715	11,159
	Coterra Energy Inc.	369,433	9,347
*	First Solar Inc.	48,418	9,204
	Marathon Oil Corp.	396,765	9,134
	Williams Cos. Inc.	279,777	9,129
*	Enphase Energy Inc.	53,459	8,953
	APA Corp.	206,479	7,055
	Targa Resources Corp.	91,406	6,956
	Range Resources Corp.	108,753	3,197
	Texas Pacific Land Corp.	2,411	3,174
*	Antero Resources Corp.	121,578	2,800
*	Southwestern Energy Co.	460,309	2,766
	Ovintiv Inc.	70,964	2,702
	HF Sinclair Corp.	56,712	2,530
	PDC Energy Inc.	30,692	2,183
	DT Midstream Inc.	40,621	2,014
*	Plug Power Inc.	179,709	1,867
	ONEOK Inc.	18,367	1,134
	Antero Midstream Corp.	96,938	1,124
	New Fortress Energy Inc.	11,602	311
	Vitesse Energy Inc.	11,247	252
*	Fluence Energy Inc. Class A	4,896	130
	Kinder Morgan Inc.	312	5
			733,741
Financials (9.9%)
*	Berkshire Hathaway Inc. Class B	772,469	263,412
	JPMorgan Chase & Co.	1,169,087	170,032
	Bank of America Corp.	3,107,121	89,143
		Shares	Market Value• ($000)
	Wells Fargo & Co.	1,571,233	67,060
	Morgan Stanley	780,182	66,628
	S&P Global Inc.	136,371	54,670
	Goldman Sachs Group Inc.	131,448	42,397
	Aon plc Class A	120,730	41,676
	Progressive Corp.	273,358	36,184
	Charles Schwab Corp.	633,859	35,927
	Citigroup Inc.	778,874	35,859
	MSCI Inc. Class A	74,052	34,752
	BlackRock Inc.	48,984	33,855
	Marsh & McLennan Cos. Inc.	173,872	32,702
	Intercontinental Exchange Inc.	255,235	28,862
	Moody's Corp.	76,633	26,647
	Ameriprise Financial Inc.	79,662	26,461
	Chubb Ltd.	137,378	26,454
	Brown & Brown Inc.	341,058	23,478
*	Arch Capital Group Ltd.	303,617	22,726
	Aflac Inc.	306,417	21,388
	Discover Financial Services	178,147	20,816
	CME Group Inc.	109,349	20,261
	Arthur J Gallagher & Co.	89,279	19,603
	American International Group Inc.	314,391	18,090
	Travelers Cos. Inc.	94,766	16,457
	Nasdaq Inc.	319,797	15,942
	PNC Financial Services Group Inc.	116,652	14,692
	W R Berkley Corp.	244,930	14,588
	Raymond James Financial Inc.	132,707	13,771
	US Bancorp	389,971	12,885
	KKR & Co. Inc.	222,095	12,437
	Prudential Financial Inc.	140,884	12,429
	Allstate Corp.	108,743	11,857
	State Street Corp.	157,461	11,523
	Globe Life Inc.	102,186	11,202
	SLM Corp.	646,586	10,552
	Truist Financial Corp.	340,772	10,342
	T. Rowe Price Group Inc.	90,620	10,151
*	Markel Group Inc.	7,076	9,787
	Apollo Global Management Inc.	125,719	9,656
	Assurant Inc.	76,527	9,621
	Broadridge Financial Solutions Inc.	57,129	9,462
	Popular Inc.	153,668	9,300
	MetLife Inc.	160,593	9,078
	M&T Bank Corp.	72,268	8,944
	Principal Financial Group Inc.	109,328	8,291
	Fifth Third Bancorp	314,536	8,244
	Reinsurance Group of America Inc.	59,104	8,197
	Blackstone Inc.	84,743	7,879
	Commerce Bancshares Inc.	158,595	7,724
	Willis Towers Watson plc	31,075	7,318
	SEI Investments Co.	122,255	7,289
	White Mountains Insurance Group Ltd.	5,215	7,243
	East West Bancorp Inc.	134,007	7,074
	Voya Financial Inc.	97,876	7,019
	Bank of New York Mellon Corp.	154,389	6,873
	FactSet Research Systems Inc.	16,164	6,476
	First Citizens BancShares Inc. Class A	4,710	6,045
	LPL Financial Holdings Inc.	27,341	5,945
	Loews Corp.	99,510	5,909
	OneMain Holdings Inc.	127,507	5,571
	Hanover Insurance Group Inc.	48,707	5,505
*	Brighthouse Financial Inc.	112,962	5,349
	Citizens Financial Group Inc.	203,567	5,309
	Hartford Financial Services Group Inc.	71,498	5,149
	Cullen/Frost Bankers Inc.	46,483	4,998
	Interactive Brokers Group Inc. Class A	55,424	4,604
	Zions Bancorp NA	171,375	4,603
	Wintrust Financial Corp.	61,743	4,484

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Rithm Capital Corp.	426,170	3,985
	KeyCorp	411,095	3,799
	American Financial Group Inc.	29,602	3,515
	RenaissanceRe Holdings Ltd.	18,039	3,365
	MGIC Investment Corp.	202,775	3,202
	Huntington Bancshares Inc.	295,471	3,185
	Jefferies Financial Group Inc.	95,564	3,170
	BOK Financial Corp.	38,778	3,133
	Webster Financial Corp.	73,560	2,777
	CNA Financial Corp.	62,286	2,406
	MarketAxess Holdings Inc.	9,103	2,380
	Stifel Financial Corp.	37,286	2,225
	Northern Trust Corp.	29,195	2,165
	Starwood Property Trust Inc.	111,103	2,155
*	Coinbase Global Inc. Class A	26,900	1,925
	Lincoln National Corp.	71,718	1,847
*	Credit Acceptance Corp.	3,496	1,776
	Pinnacle Financial Partners Inc.	29,964	1,697
	Everest Re Group Ltd.	4,732	1,618
	FNB Corp.	141,348	1,617
	Cboe Global Markets Inc.	11,618	1,603
	First Horizon Corp.	139,824	1,576
	Primerica Inc.	6,531	1,292
	Fidelity National Financial Inc.	29,762	1,071
	Ally Financial Inc.	38,372	1,036
	Tradeweb Markets Inc. Class A	15,134	1,036
	Western Alliance Bancorp	22,469	819
	TFS Financial Corp.	60,552	761
	Assured Guaranty Ltd.	13,487	753
	Bank of Hawaii Corp.	15,884	655
	Lazard Ltd. Class A	18,791	601
	New York Community Bancorp Inc.	50,648	569
	Morningstar Inc.	2,283	448
	Affiliated Managers Group Inc.	2,288	343
*	Rocket Cos. Inc. Class A	33,000	296
	Kemper Corp.	4,492	217
	Erie Indemnity Co. Class A	316	66
	F&G Annuities & Life Inc.	2,023	50
	Corebridge Financial Inc.	2,779	49
	Evercore Inc. Class A	113	14
	Ares Management Corp. Class A	140	14
	Unum Group	264	13
	Cincinnati Financial Corp.	125	12
	Bank OZK	264	11
	Axis Capital Holdings Ltd.	190	10
	First American Financial Corp.	166	9
	Old Republic International Corp.	371	9
	Prosperity Bancshares Inc.	163	9
	Carlyle Group Inc.	269	9
	Regions Financial Corp.	466	8
	Invesco Ltd.	453	8
	Franklin Resources Inc.	280	7
	Synovus Financial Corp.	234	7
	First Hawaiian Inc.	319	6
	Virtu Financial Inc. Class A	339	6
	Janus Henderson Group plc	213	6
	Columbia Banking System Inc.	232	5
	Comerica Inc.	114	5
	AGNC Investment Corp.	283	3
	PacWest Bancorp	319	3
	Annaly Capital Management Inc.	130	3
	Equitable Holdings Inc.	2	—
			1,722,217
Health Care (12.5%)
	UnitedHealth Group Inc.	377,036	181,219
	Johnson & Johnson	1,037,615	171,746
	Eli Lilly & Co.	350,302	164,285
		Shares	Market Value• ($000)
	Merck & Co. Inc.	982,793	113,404
	AbbVie Inc.	626,702	84,436
	Thermo Fisher Scientific Inc.	152,047	79,331
	Pfizer Inc.	2,097,770	76,946
	Abbott Laboratories	636,917	69,437
	Danaher Corp.	259,597	62,303
	Bristol-Myers Squibb Co.	892,947	57,104
	Amgen Inc.	236,310	52,466
*	Intuitive Surgical Inc.	144,524	49,419
	Elevance Health Inc.	101,440	45,069
	Cigna Group	156,932	44,035
	Zoetis Inc. Class A	245,784	42,326
	Medtronic plc	472,509	41,628
*	Vertex Pharmaceuticals Inc.	115,911	40,790
*	Boston Scientific Corp.	745,087	40,302
	Stryker Corp.	125,199	38,197
	Gilead Sciences Inc.	454,489	35,027
	Becton Dickinson & Co.	124,469	32,861
*	Regeneron Pharmaceuticals Inc.	40,725	29,263
	Humana Inc.	63,083	28,206
	HCA Healthcare Inc.	87,355	26,511
	Agilent Technologies Inc.	203,098	24,423
*	Edwards Lifesciences Corp.	247,248	23,323
*	Biogen Inc.	68,088	19,395
*	Dexcom Inc.	143,156	18,397
*	IQVIA Holdings Inc.	74,231	16,685
*	IDEXX Laboratories Inc.	32,934	16,540
	Laboratory Corp. of America Holdings	68,185	16,455
*	Moderna Inc.	130,007	15,796
	Cooper Cos. Inc.	40,909	15,686
*	Charles River Laboratories International Inc.	74,470	15,657
*	Centene Corp.	231,661	15,626
	Bio-Techne Corp.	180,604	14,743
	Zimmer Biomet Holdings Inc.	95,477	13,901
	Cardinal Health Inc.	142,982	13,522
*	Seagen Inc.	66,982	12,891
	Revvity Inc.	106,930	12,702
	GE HealthCare Technologies Inc.	151,457	12,304
	Bruker Corp.	164,181	12,136
*	Illumina Inc.	60,634	11,368
*	Veeva Systems Inc. Class A	53,563	10,591
*	Hologic Inc.	130,395	10,558
*	Alnylam Pharmaceuticals Inc.	55,289	10,502
*	QIAGEN NV	227,726	10,255
	ResMed Inc.	45,887	10,026
	Quest Diagnostics Inc.	69,413	9,757
*	Henry Schein Inc.	120,189	9,747
*	Align Technology Inc.	27,285	9,649
	Universal Health Services Inc. Class B	59,942	9,457
*	Horizon Therapeutics plc	90,775	9,336
	Teleflex Inc.	36,695	8,881
	Baxter International Inc.	180,128	8,207
*	ICON plc	29,602	7,406
*	Molina Healthcare Inc.	24,479	7,374
*	Insulet Corp.	24,894	7,178
	STERIS plc	31,012	6,977
	West Pharmaceutical Services Inc.	17,994	6,882
*	Exact Sciences Corp.	72,536	6,811
*	BioMarin Pharmaceutical Inc.	70,394	6,102
*	Penumbra Inc.	16,898	5,814
*	Incyte Corp.	92,035	5,729
*	Sarepta Therapeutics Inc.	46,100	5,279
*	Avantor Inc.	249,262	5,120
*	United Therapeutics Corp.	22,086	4,876
*	Bio-Rad Laboratories Inc. Class A	11,752	4,455
*	Acadia Healthcare Co. Inc.	46,732	3,722
*	Tenet Healthcare Corp.	43,940	3,576

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	DENTSPLY SIRONA Inc.	89,184	3,569
*	Ionis Pharmaceuticals Inc.	86,428	3,546
*	Shockwave Medical Inc.	11,600	3,311
*	DaVita Inc.	31,396	3,154
*	Repligen Corp.	20,703	2,929
*	Inspire Medical Systems Inc.	8,599	2,792
*	Neurocrine Biosciences Inc.	29,271	2,760
*	Jazz Pharmaceuticals plc	21,746	2,696
*	Apellis Pharmaceuticals Inc.	29,400	2,678
*	Masimo Corp.	15,705	2,584
*	Exelixis Inc.	131,511	2,513
*	Catalent Inc.	57,307	2,485
*	Karuna Therapeutics Inc.	10,300	2,234
*	Envista Holdings Corp.	61,734	2,089
	Viatris Inc.	206,750	2,063
	Organon & Co.	98,840	2,057
*	Syneos Health Inc.	43,760	1,844
*	QuidelOrtho Corp.	20,474	1,696
*	Teladoc Health Inc.	62,004	1,570
	Royalty Pharma plc Class A	49,228	1,513
	Encompass Health Corp.	21,067	1,426
*	Globus Medical Inc. Class A	23,719	1,412
*	Enovis Corp.	21,071	1,351
*	Novocure Ltd.	32,388	1,344
*	Elanco Animal Health Inc.	131,740	1,325
*	Integra LifeSciences Holdings Corp.	31,728	1,305
*	Amedisys Inc.	13,268	1,213
	Chemed Corp.	1,985	1,075
*	agilon health Inc.	57,247	993
*	ICU Medical Inc.	4,530	807
	Premier Inc. Class A	23,831	659
*	Ginkgo Bioworks Holdings Inc. Class A	339,520	632
*	Maravai LifeSciences Holdings Inc. Class A	44,546	554
*	Novavax Inc.	46,500	346
*	Tandem Diabetes Care Inc.	13,826	339
*	Mirati Therapeutics Inc.	7,000	253
*	Guardant Health Inc.	6,582	236
	Perrigo Co. plc	4,469	152
*	Natera Inc.	2,900	141
*	Zimvie Inc.	7,776	87
*	Ultragenyx Pharmaceutical Inc.	1,517	70
*	Sotera Health Co.	3,096	58
*	Certara Inc.	3,035	55
*	Enhabit Inc.	2,492	29
*	Azenta Inc.	488	23
			2,178,096
Industrials (13.0%)
	Visa Inc. Class A	683,104	162,224
	Mastercard Inc. Class A	357,470	140,593
	Accenture plc Class A	258,904	79,893
	Union Pacific Corp.	254,904	52,158
	General Electric Co.	454,373	49,913
*	Boeing Co.	232,197	49,031
	Honeywell International Inc.	229,942	47,713
	American Express Co.	264,257	46,034
	Raytheon Technologies Corp.	457,310	44,798
	Caterpillar Inc.	169,239	41,641
	United Parcel Service Inc. Class B	230,234	41,269
*	Fiserv Inc.	319,684	40,328
	Deere & Co.	97,500	39,506
	Old Dominion Freight Line Inc.	106,305	39,306
	TransDigm Group Inc.	40,774	36,459
	Illinois Tool Works Inc.	134,669	33,689
	CSX Corp.	964,551	32,891
	Sherwin-Williams Co.	123,801	32,872
*	PayPal Holdings Inc.	491,690	32,810
	Cintas Corp.	65,348	32,483
		Shares	Market Value• ($000)
	Northrop Grumman Corp.	67,694	30,855
	Verisk Analytics Inc. Class A	132,233	29,889
*	Mettler-Toledo International Inc.	21,427	28,104
	FedEx Corp.	107,576	26,668
	Norfolk Southern Corp.	116,015	26,308
	Lockheed Martin Corp.	56,668	26,089
	Eaton Corp. plc	129,381	26,019
	Automatic Data Processing Inc.	115,159	25,311
	Parker-Hannifin Corp.	64,817	25,281
	AMETEK Inc.	151,988	24,604
	General Dynamics Corp.	110,221	23,714
	Martin Marietta Materials Inc.	46,278	21,366
	Global Payments Inc.	214,821	21,164
*	Keysight Technologies Inc.	123,516	20,683
	Vulcan Materials Co.	87,751	19,783
	3M Co.	192,318	19,249
	PACCAR Inc.	217,746	18,214
	WW Grainger Inc.	22,844	18,015
	Equifax Inc.	71,898	16,918
	Jacobs Solutions Inc.	140,836	16,744
	IDEX Corp.	76,994	16,574
*	Waters Corp.	61,836	16,482
	Eagle Materials Inc.	87,864	16,380
	Expeditors International of Washington Inc.	132,919	16,100
	L3Harris Technologies Inc.	78,249	15,319
	Carrier Global Corp.	307,603	15,291
	Landstar System Inc.	77,810	14,982
	Carlisle Cos. Inc.	57,725	14,808
	Emerson Electric Co.	161,076	14,560
	Toro Co.	140,216	14,253
	JB Hunt Transport Services Inc.	78,035	14,127
	AGCO Corp.	104,696	13,759
	Otis Worldwide Corp.	154,499	13,752
	Fidelity National Information Services Inc.	244,766	13,389
	Owens Corning	100,139	13,068
	Cummins Inc.	51,256	12,566
	Lennox International Inc.	38,471	12,544
	Quanta Services Inc.	63,452	12,465
	Ball Corp.	211,487	12,311
	Crown Holdings Inc.	138,174	12,003
*	Block Inc. Class A	179,560	11,953
	Capital One Financial Corp.	101,944	11,150
	Fortive Corp.	148,709	11,119
	United Rentals Inc.	24,859	11,071
	DuPont de Nemours Inc.	153,582	10,972
*	Zebra Technologies Corp. Class A	36,966	10,936
	BWX Technologies Inc.	144,342	10,331
	Trane Technologies plc	53,740	10,278
	Xylem Inc.	89,582	10,089
	Huntington Ingalls Industries Inc.	42,737	9,727
	Textron Inc.	140,654	9,512
	Rockwell Automation Inc.	27,534	9,071
	Jack Henry & Associates Inc.	51,317	8,587
	Graco Inc.	99,359	8,580
*	Teledyne Technologies Inc.	20,579	8,460
	Ingersoll Rand Inc.	127,975	8,364
	Westinghouse Air Brake Technologies Corp.	72,508	7,952
*	NU Holdings Ltd. Class A	972,385	7,672
	Valmont Industries Inc.	26,229	7,634
	Johnson Controls International plc	110,027	7,497
*	FleetCor Technologies Inc.	29,279	7,351
	Genpact Ltd.	194,732	7,316
*	Builders FirstSource Inc.	52,228	7,103
	Synchrony Financial	208,945	7,087
	PPG Industries Inc.	46,985	6,968
	Oshkosh Corp.	79,990	6,926
	Robert Half International Inc.	91,429	6,877

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Armstrong World Industries Inc.	91,138	6,695
	ITT Inc.	69,239	6,454
	Donaldson Co. Inc.	101,876	6,368
	Dover Corp.	40,038	5,912
*	Axon Enterprise Inc.	28,116	5,486
	Howmet Aerospace Inc.	108,701	5,387
*	Fair Isaac Corp.	6,340	5,130
	HEICO Corp.	28,466	5,037
	Paychex Inc.	40,215	4,499
	ManpowerGroup Inc.	52,638	4,179
*	WillScot Mobile Mini Holdings Corp.	86,113	4,115
	MSC Industrial Direct Co. Inc. Class A	41,833	3,986
*	Generac Holdings Inc.	25,765	3,842
*	Saia Inc.	11,157	3,820
	Sealed Air Corp.	92,139	3,686
	Packaging Corp. of America	27,608	3,649
	EMCOR Group Inc.	19,710	3,642
	Tetra Tech Inc.	22,037	3,608
	Allison Transmission Holdings Inc.	63,742	3,599
	AECOM	42,351	3,587
*	BILL Holdings Inc.	29,578	3,456
*	Trimble Inc.	64,624	3,421
	Berry Global Group Inc.	52,116	3,353
	WESCO International Inc.	18,606	3,332
	CH Robinson Worldwide Inc.	34,925	3,295
	Flowserve Corp.	88,132	3,274
*	Mohawk Industries Inc.	29,588	3,052
*	Axalta Coating Systems Ltd.	91,354	2,997
*	Trex Co. Inc.	45,683	2,995
	Advanced Drainage Systems Inc.	26,160	2,976
	Woodward Inc.	24,846	2,954
	Curtiss-Wright Corp.	16,014	2,941
*	MasTec Inc.	24,670	2,910
*	GXO Logistics Inc.	43,966	2,762
	Stanley Black & Decker Inc.	29,402	2,755
	Nordson Corp.	9,571	2,375
*	Euronet Worldwide Inc.	19,654	2,307
*	FTI Consulting Inc.	11,497	2,187
	Sensata Technologies Holding plc	45,484	2,046
*	Paylocity Holding Corp.	10,479	1,934
	Vontier Corp.	59,035	1,901
*	Middleby Corp.	12,825	1,896
	Crane Co.	20,174	1,798
*	WEX Inc.	9,801	1,784
	Hubbell Inc. Class B	5,281	1,751
	MDU Resources Group Inc.	80,878	1,694
	Cognex Corp.	29,135	1,632
	Allegion plc	12,560	1,507
*	Kirby Corp.	19,315	1,486
	TransUnion	18,646	1,461
	Regal Rexnord Corp.	9,368	1,442
	Fortune Brands Innovations Inc.	19,846	1,428
	Acuity Brands Inc.	8,642	1,409
	Esab Corp.	21,096	1,404
	Pentair plc	21,676	1,400
	Lincoln Electric Holdings Inc.	6,990	1,388
*	AZEK Co. Inc. Class A	44,473	1,347
	Spirit AeroSystems Holdings Inc. Class A	45,036	1,315
	nVent Electric plc	22,427	1,159
	MSA Safety Inc.	6,608	1,150
	Knight-Swift Transportation Holdings Inc. Class A	20,258	1,126
	A O Smith Corp.	15,254	1,110
*	XPO Inc.	18,318	1,081
	Booz Allen Hamilton Holding Corp. Class A	8,916	995
*	Knife River Corp.	20,219	880
	Graphic Packaging Holding Co.	33,842	813
*	Mercury Systems Inc.	23,195	802
		Shares	Market Value• ($000)
	MKS Instruments Inc.	5,873	635
	Silgan Holdings Inc.	11,464	538
	Littelfuse Inc.	1,812	528
	RPM International Inc.	5,644	506
*	Gates Industrial Corp. plc	31,536	425
*	RXO Inc.	18,318	415
	AptarGroup Inc.	3,262	378
	Brunswick Corp.	3,917	339
	Sonoco Products Co.	2,778	164
	HEICO Corp. Class A	992	139
*	Core & Main Inc. Class A	2,932	92
	Ardagh Metal Packaging SA	23,385	88
*	TopBuild Corp.	321	85
*	Shift4 Payments Inc. Class A	1,086	74
*	Hayward Holdings Inc.	4,948	64
*	Affirm Holdings Inc. Class A	2,812	43
	Schneider National Inc. Class B	995	29
	Louisiana-Pacific Corp.	303	23
	Air Lease Corp. Class A	423	18
	Watsco Inc.	47	18
	Snap-on Inc.	60	17
	Masco Corp.	287	16
	ADT Inc.	2,106	13
	Ryder System Inc.	128	11
	Westrock Co.	333	10
	Crane NXT Co.	164	9
	Amcor plc	685	7
	Western Union Co.	339	4
*	Masterbrand Inc.	261	3
*,1	Godha Cabcon & Insulation Ltd.	58,613	—
			2,257,758
Real Estate (2.8%)
	Prologis Inc.	390,088	47,836
	American Tower Corp.	196,690	38,146
	Equinix Inc.	39,078	30,635
	SBA Communications Corp. Class A	105,666	24,489
*	CBRE Group Inc. Class A	263,149	21,239
	Public Storage	68,183	19,901
	Crown Castle Inc.	164,987	18,799
	Welltower Inc.	208,627	16,876
*	CoStar Group Inc.	173,645	15,454
	Equity LifeStyle Properties Inc.	192,195	12,856
	Digital Realty Trust Inc.	110,826	12,620
	American Homes 4 Rent Class A	342,614	12,146
	Extra Space Storage Inc.	80,265	11,947
	AvalonBay Communities Inc.	62,823	11,890
	VICI Properties Inc. Class A	348,140	10,942
	Realty Income Corp.	177,321	10,602
	Weyerhaeuser Co.	311,122	10,426
	Equity Residential	146,175	9,643
	Simon Property Group Inc.	82,364	9,511
	Mid-America Apartment Communities Inc.	62,574	9,502
	Invitation Homes Inc.	261,545	8,997
	Alexandria Real Estate Equities Inc.	70,540	8,006
	Ventas Inc.	168,878	7,983
	Essex Property Trust Inc.	32,068	7,513
*	Jones Lang LaSalle Inc.	47,645	7,423
	Sun Communities Inc.	51,430	6,709
	Host Hotels & Resorts Inc.	338,682	5,700
*	Howard Hughes Corp.	71,084	5,610
*	Zillow Group Inc. Class C	108,338	5,445
	UDR Inc.	116,501	5,005
	Camden Property Trust	45,420	4,945
	Lamar Advertising Co. Class A	49,778	4,940
	Life Storage Inc.	36,404	4,840
*	Zillow Group Inc. Class A	91,767	4,515
	First Industrial Realty Trust Inc.	85,559	4,504

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Rexford Industrial Realty Inc.	82,646	4,316
	Americold Realty Trust Inc.	126,016	4,070
	Kimco Realty Corp.	183,756	3,624
	EastGroup Properties Inc.	19,802	3,438
	CubeSmart	76,750	3,428
	Healthcare Realty Trust Inc. Class A	170,557	3,217
	Rayonier Inc.	72,264	2,269
	Apartment Income REIT Corp. Class A	62,841	2,268
	Medical Properties Trust Inc.	227,761	2,109
	Park Hotels & Resorts Inc.	144,355	1,851
	EPR Properties	30,812	1,442
	Kilroy Realty Corp.	46,946	1,413
	Iron Mountain Inc.	23,721	1,348
	Cousins Properties Inc.	58,986	1,345
	Douglas Emmett Inc.	70,307	884
	Federal Realty Investment Trust	8,239	797
	JBG SMITH Properties	49,278	741
*	WeWork Inc. Class A	1,316,956	336
	Hudson Pacific Properties Inc.	63,001	266
	SL Green Realty Corp.	7,810	235
	Brixmor Property Group Inc.	356	8
	Regency Centers Corp.	135	8
	NNN REIT Inc.	158	7
	Gaming & Leisure Properties Inc.	124	6
	Healthpeak Properties Inc.	291	6
	Spirit Realty Capital Inc.	144	6
	Boston Properties Inc.	87	5
	WP Carey Inc.	82	5
	Highwoods Properties Inc.	172	4
	Omega Healthcare Investors Inc.	127	4
	Vornado Realty Trust	165	3
			487,054
Technology (30.6%)
	Apple Inc.	6,334,840	1,228,769
	Microsoft Corp.	3,139,392	1,069,089
	NVIDIA Corp.	1,000,320	423,155
*	Alphabet Inc. Class A	2,512,460	300,741
*	Meta Platforms Inc. Class A	941,688	270,246
*	Alphabet Inc. Class C	2,207,014	266,982
	Broadcom Inc.	133,638	115,922
*	Adobe Inc.	196,695	96,182
*	Salesforce Inc.	400,958	84,706
	Oracle Corp.	657,786	78,336
*	Advanced Micro Devices Inc.	646,926	73,691
	Applied Materials Inc.	484,963	70,097
	Texas Instruments Inc.	356,982	64,264
*	Cadence Design Systems Inc.	271,655	63,709
*	Synopsys Inc.	133,031	57,923
	Intuit Inc.	123,342	56,514
	Lam Research Corp.	85,570	55,010
	QUALCOMM Inc.	456,665	54,361
	Intel Corp.	1,551,541	51,884
*	ServiceNow Inc.	80,391	45,177
	KLA Corp.	90,136	43,718
	International Business Machines Corp.	263,114	35,207
	Analog Devices Inc.	179,001	34,871
*	Fortinet Inc.	441,595	33,380
*	Palo Alto Networks Inc.	119,784	30,606
	Amphenol Corp. Class A	346,011	29,394
*	Autodesk Inc.	133,680	27,352
	Micron Technology Inc.	414,454	26,156
	Roper Technologies Inc.	52,739	25,357
	Teradyne Inc.	219,429	24,429
*	Snowflake Inc. Class A	127,284	22,399
*	Workday Inc. Class A	79,539	17,967
*	ON Semiconductor Corp.	180,561	17,077
	Corning Inc.	449,200	15,740
		Shares	Market Value• ($000)
*	Gartner Inc.	44,914	15,734
	Cognizant Technology Solutions Corp. Class A	235,083	15,346
*	Arrow Electronics Inc.	103,474	14,821
	Marvell Technology Inc.	218,502	13,062
*	VMware Inc. Class A	86,975	12,497
*	Crowdstrike Holdings Inc. Class A	82,421	12,105
	Hewlett Packard Enterprise Co.	712,810	11,975
	Microchip Technology Inc.	126,882	11,367
*	MongoDB Inc. Class A	26,442	10,867
	NetApp Inc.	137,113	10,475
*	Datadog Inc. Class A	105,235	10,353
*	ANSYS Inc.	31,274	10,329
	Dolby Laboratories Inc. Class A	116,172	9,721
*	HubSpot Inc.	18,185	9,676
	HP Inc.	314,733	9,665
*	Palantir Technologies Inc. Class A	629,028	9,643
*	VeriSign Inc.	41,429	9,362
*	DoorDash Inc. Class A	121,045	9,250
*	Atlassian Corp. Class A	54,443	9,136
*	Pinterest Inc. Class A	251,046	6,864
*	Manhattan Associates Inc.	33,371	6,670
	Paycom Software Inc.	20,709	6,653
*	Splunk Inc.	58,261	6,181
*	Black Knight Inc.	97,137	5,802
	SS&C Technologies Holdings Inc.	92,885	5,629
*	Lattice Semiconductor Corp.	56,117	5,391
	Avnet Inc.	106,031	5,349
*	Zoom Video Communications Inc. Class A	78,400	5,322
*	Akamai Technologies Inc.	59,114	5,313
*	Match Group Inc.	121,596	5,089
*	Western Digital Corp.	131,077	4,972
	Gen Digital Inc.	267,673	4,965
*	GoDaddy Inc. Class A	65,133	4,893
	Monolithic Power Systems Inc.	8,763	4,734
*	Zscaler Inc.	31,649	4,630
*	PTC Inc.	32,482	4,622
	Jabil Inc.	42,664	4,605
*	Dynatrace Inc.	88,810	4,571
*	Ceridian HCM Holding Inc.	62,043	4,155
*	EPAM Systems Inc.	18,415	4,139
	Dell Technologies Inc. Class C	75,945	4,109
*	Qorvo Inc.	38,017	3,879
*	F5 Inc.	26,288	3,845
*	Cloudflare Inc. Class A	58,700	3,837
*	Tyler Technologies Inc.	9,077	3,780
	KBR Inc.	56,846	3,698
	Skyworks Solutions Inc.	31,988	3,541
	Vertiv Holdings Co. Class A	135,835	3,365
	CDW Corp.	17,522	3,215
*	ZoomInfo Technologies Inc. Class A	114,204	2,900
*	Teradata Corp.	52,950	2,828
*	CACI International Inc. Class A	8,282	2,823
*	IAC Inc.	44,781	2,812
*	Guidewire Software Inc.	34,659	2,637
*	NCR Corp.	99,313	2,503
*	Twilio Inc. Class A	38,961	2,479
*	Pure Storage Inc. Class A	63,380	2,334
*	Wolfspeed Inc.	41,213	2,291
	Leidos Holdings Inc.	25,301	2,239
	Universal Display Corp.	15,466	2,229
*	DXC Technology Co.	79,394	2,121
*	Okta Inc. Class A	30,391	2,108
*	Aspen Technology Inc.	11,948	2,003
*	DocuSign Inc. Class A	37,710	1,927
*	Unity Software Inc.	43,089	1,871
*	Clarivate plc	190,230	1,813
*	Globant SA	9,758	1,754

Tax-Managed Capital Appreciation Fund
		Shares	Market Value• ($000)
	Concentrix Corp.	18,459	1,491
*	IPG Photonics Corp.	10,945	1,487
	Bentley Systems Inc. Class B	24,059	1,305
	Amdocs Ltd.	12,261	1,212
*	DoubleVerify Holdings Inc.	31,041	1,208
	Dun & Bradstreet Holdings Inc.	104,194	1,205
*	Nutanix Inc. Class A	42,407	1,189
*	Toast Inc. Class A	50,678	1,144
	Science Applications International Corp.	9,890	1,112
*	Alteryx Inc. Class A	24,065	1,093
*	Allegro MicroSystems Inc.	23,935	1,080
*	Five9 Inc.	12,094	997
*	Kyndryl Holdings Inc.	63,602	845
	Entegris Inc.	4,789	531
*	Dropbox Inc. Class A	17,999	480
*	Coherent Corp.	9,230	471
*	Elastic NV	4,330	278
*	Smartsheet Inc. Class A	6,965	266
*	RingCentral Inc. Class A	7,454	244
	Pegasystems Inc.	4,160	205
*	Vimeo Inc.	38,120	157
*	Cirrus Logic Inc.	1,137	92
*	AppLovin Corp. Class A	3,354	86
*	New Relic Inc.	1,139	75
*	Procore Technologies Inc.	1,058	69
*	GLOBALFOUNDRIES Inc.	864	56
*	Paycor HCM Inc.	1,956	46
*	Informatica Inc. Class A	2,356	44
*	nCino Inc.	1,324	40
*	Jamf Holding Corp.	1,915	37
*	Definitive Healthcare Corp. Class A	2,711	30
	TD SYNNEX Corp.	281	26
*	Thoughtworks Holding Inc.	3,110	23
	National Instruments Corp.	281	16
			5,329,925
Telecommunications (2.1%)
	Cisco Systems Inc.	1,586,308	82,076
	Comcast Corp. Class A	1,770,252	73,554
	Verizon Communications Inc.	1,608,258	59,811
	AT&T Inc.	2,534,393	40,424
*	T-Mobile US Inc.	274,307	38,101
*	Charter Communications Inc. Class A	44,490	16,344
*	Arista Networks Inc.	100,496	16,286
	Motorola Solutions Inc.	40,433	11,858
	Juniper Networks Inc.	274,434	8,598
*	Liberty Broadband Corp. Class C	51,393	4,117
*	Roku Inc. Class A	49,590	3,172
*	Ciena Corp.	47,751	2,029
*	Frontier Communications Parent Inc.	101,230	1,887
*	Lumentum Holdings Inc.	28,695	1,628
	Cable One Inc.	2,422	1,592
*	Viasat Inc.	31,710	1,308
*	Liberty Broadband Corp. Class A	12,284	979
	Lumen Technologies Inc.	331,125	748
*	DISH Network Corp. Class A	102,301	674
*	Altice USA Inc. Class A	86,559	262
	Ubiquiti Inc.	102	18
			365,466
Utilities (2.7%)
	NextEra Energy Inc.	845,261	62,718
	Waste Management Inc.	171,073	29,667
	Duke Energy Corp.	309,026	27,732
*	PG&E Corp.	1,584,081	27,373
	Southern Co.	338,705	23,794
		Shares	Market Value• ($000)
	Sempra Energy	133,030	19,368
	WEC Energy Group Inc.	199,959	17,644
	American Water Works Co. Inc.	123,293	17,600
	Dominion Energy Inc.	324,271	16,794
	Exelon Corp.	386,906	15,763
	Atmos Energy Corp.	129,145	15,025
	Xcel Energy Inc.	237,060	14,738
	Constellation Energy Corp.	144,015	13,185
	Eversource Energy	181,883	12,899
	CMS Energy Corp.	212,061	12,459
	Consolidated Edison Inc.	133,236	12,045
	American Electric Power Co. Inc.	135,933	11,446
	Edison International	139,937	9,719
	Public Service Enterprise Group Inc.	151,716	9,499
	Ameren Corp.	113,985	9,309
	DTE Energy Co.	80,769	8,886
	FirstEnergy Corp.	215,613	8,383
	CenterPoint Energy Inc.	281,586	8,208
	AES Corp.	385,856	7,999
	Essential Utilities Inc.	194,378	7,758
	NiSource Inc.	277,058	7,578
	Republic Services Inc. Class A	32,062	4,911
	Alliant Energy Corp.	92,022	4,829
	Entergy Corp.	43,203	4,207
	Evergy Inc.	67,666	3,953
	NRG Energy Inc.	99,120	3,706
*	Clean Harbors Inc.	20,775	3,416
	PPL Corp.	123,450	3,266
	IDACORP Inc.	25,521	2,618
	UGI Corp.	83,440	2,250
*	Stericycle Inc.	47,965	2,228
	National Fuel Gas Co.	36,286	1,864
*	Sunrun Inc.	48,098	859
	Vistra Corp.	465	12
	Hawaiian Electric Industries Inc.	253	9
	OGE Energy Corp.	211	8
	Pinnacle West Capital Corp.	103	8
	Brookfield Renewable Corp. Class A	262	8
	Avangrid Inc.	198	7
			465,748
Total Common Stocks (Cost $5,991,551)			17,382,093
Preferred Stock (0.0%)
	Qurate Retail Inc. Pfd., 8.000%, 9/15/25 (Cost $293)	7,649	287
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 5.150% (Cost $14,293)	143,019	14,299
Total Investments (99.9%) (Cost $6,006,137)			17,396,679
Other Assets and Liabilities—Net (0.1%)			10,573
Net Assets (100%)			17,407,252
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	105	23,563	638

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,991,844)	17,382,380
Affiliated Issuers (Cost $14,293)	14,299
Total Investments in Securities	17,396,679
Investment in Vanguard	579
Cash Collateral Pledged—Futures Contracts	1,182
Receivables for Accrued Income	9,546
Receivables for Capital Shares Issued	3,182
Variation Margin Receivable—Futures Contracts	276
Total Assets	17,411,444
Liabilities
Payables for Investment Securities Purchased	119
Payables for Capital Shares Redeemed	3,468
Payables to Vanguard	605
Total Liabilities	4,192
Net Assets	17,407,252
At June 30, 2023, net assets consisted of:

Paid-in Capital	6,362,988
Total Distributable Earnings (Loss)	11,044,264
Net Assets	17,407,252

Admiral Shares—Net Assets
Applicable to 65,311,309 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,989,520
Net Asset Value Per Share—Admiral Shares	$229.51

Institutional Shares—Net Assets
Applicable to 21,203,296 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,417,732
Net Asset Value Per Share—Institutional Shares	$114.03

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	117,661
Interest[2]	1,366
Total Income	119,027
Expenses
The Vanguard Group—Note B
Investment Advisory Services	173
Management and Administrative—Admiral Shares	5,657
Management and Administrative—Institutional Shares	616
Marketing and Distribution—Admiral Shares	301
Marketing and Distribution—Institutional Shares	20
Custodian Fees	7
Shareholders’ Reports—Admiral Shares	38
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	6,824
Net Investment Income	112,203
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	99,542
Futures Contracts	4,058
Realized Net Gain (Loss)	103,600
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,289,727
Futures Contracts	2,096
Change in Unrealized Appreciation (Depreciation)	2,291,823
Net Increase (Decrease) in Net Assets Resulting from Operations	2,507,626
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,276,000, ($12,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $118,828,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,203	218,338
Realized Net Gain (Loss)	103,600	(121,291)
Change in Unrealized Appreciation (Depreciation)	2,291,823	(3,622,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,507,626	(3,525,125)
Distributions
Admiral Shares	(94,989)	(188,047)
Institutional Shares	(15,588)	(31,245)
Total Distributions	(110,577)	(219,292)
Capital Share Transactions
Admiral Shares	79,851	219,518
Institutional Shares	2,256	57,468
Net Increase (Decrease) from Capital Share Transactions	82,107	276,986
Total Increase (Decrease)	2,479,156	(3,467,431)
Net Assets
Beginning of Period	14,928,096	18,395,527
End of Period	17,407,252	14,928,096

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$197.82	$247.92	$197.63	$165.93	$128.29	$137.30
Investment Operations
Net Investment Income[1]	1.478	2.900	2.542	2.666	2.557	2.385
Net Realized and Unrealized Gain (Loss) on Investments	31.663	(50.089)	50.328	31.640	37.603	(9.045)
Total from Investment Operations	33.141	(47.189)	52.870	34.306	40.160	(6.660)
Distributions
Dividends from Net Investment Income	(1.451)	(2.911)	(2.580)	(2.606)	(2.520)	(2.350)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.451)	(2.911)	(2.580)	(2.606)	(2.520)	(2.350)
Net Asset Value, End of Period	$229.51	$197.82	$247.92	$197.63	$165.93	$128.29
Total Return[2]	16.81%	-19.06%	26.87%	21.07%	31.46%	-4.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,990	$12,846	$15,850	$12,543	$10,579	$7,951
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.42%	1.37%	1.13%	1.60%	1.70%	1.69%
Portfolio Turnover Rate[4]	0%	2%	0%	6%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$98.28	$123.18	$98.19	$82.46	$63.75	$68.23
Investment Operations
Net Investment Income[1]	.750	1.473	1.304	1.360	1.292	1.207
Net Realized and Unrealized Gain (Loss) on Investments	15.736	(24.895)	25.002	15.690	18.693	(4.499)
Total from Investment Operations	16.486	(23.422)	26.306	17.050	19.985	(3.292)
Distributions
Dividends from Net Investment Income	(.736)	(1.478)	(1.316)	(1.320)	(1.275)	(1.188)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.736)	(1.478)	(1.316)	(1.320)	(1.275)	(1.188)
Net Asset Value, End of Period	$114.03	$98.28	$123.18	$98.19	$82.46	$63.75
Total Return	16.83%	-19.04%	26.91%	21.08%	31.51%	-4.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,418	$2,082	$2,546	$1,627	$1,223	$952
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.40%	1.17%	1.63%	1.73%	1.72%
Portfolio Turnover Rate[3]	0%	2%	0%	6%	5%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund
Notes to Financial Statements
Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the

Tax-Managed Capital Appreciation Fund
overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $579,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Capital Appreciation Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	17,382,093	—	—	17,382,093
Preferred Stock	287	—	—	287
Temporary Cash Investments	14,299	—	—	14,299
Total	17,396,679	—	—	17,396,679

Derivative Financial Instruments
Assets
Futures Contracts[1]	638	—	—	638
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,006,188
Gross Unrealized Appreciation	11,692,597
Gross Unrealized Depreciation	(301,468)
Net Unrealized Appreciation (Depreciation)	11,391,129
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $455,181,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $277,228,000 of investment securities and sold $174,383,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $135,909,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	508,717	2,368	1,139,209	5,394
Issued in Lieu of Cash Distributions	65,920	308	129,200	638
Redeemed	(494,786)	(2,302)	(1,048,891)	(5,025)
Net Increase (Decrease)—Admiral Shares	79,851	374	219,518	1,007
Institutional Shares
Issued	11,898	114	121,221	1,138
Issued in Lieu of Cash Distributions	7,514	71	14,834	147
Redeemed	(17,156)	(166)	(78,587)	(769)
Net Increase (Decrease)—Institutional Shares	2,256	19	57,468	516
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.

Tax-Managed Capital Appreciation Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund
Fund Allocation
As of June 30, 2023
Communication Services	2.5%
Consumer Discretionary	13.7
Consumer Staples	5.0
Energy	4.6
Financials	16.0
Health Care	10.8
Industrials	17.8
Information Technology	14.2
Materials	5.7
Real Estate	7.6
Utilities	2.1
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Tax-Managed Small-Cap Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (2.5%)
	Cogent Communications Holdings Inc.	374,416	25,194
*	Yelp Inc. Class A	596,392	21,715
	Lumen Technologies Inc.	8,099,900	18,306
*	Cinemark Holdings Inc.	944,111	15,578
*	Cargurus Inc. Class A	635,000	14,370
*	DISH Network Corp. Class A	1,815,000	11,961
*	Cars.com Inc.	532,306	10,550
	Shutterstock Inc.	211,785	10,308
	Scholastic Corp.	257,103	9,999
	John Wiley & Sons Inc. Class A	290,000	9,869
*	Gogo Inc.	571,355	9,719
	Shenandoah Telecommunications Co.	429,895	8,353
*	TechTarget Inc.	234,244	7,292
	Telephone & Data Systems Inc.	874,394	7,196
*	Thryv Holdings Inc.	269,268	6,624
*	EW Scripps Co. Class A	508,996	4,657
*	QuinStreet Inc.	448,207	3,958
	ATN International Inc.	94,658	3,464
	Marcus Corp.	213,173	3,161
*	AMC Networks Inc. Class A	245,290	2,931
*	Consolidated Communications Holdings Inc.	641,253	2,456
			207,661
Consumer Discretionary (13.6%)
	Meritage Homes Corp.	316,052	44,965
*	Asbury Automotive Group Inc.	185,746	44,657
	Academy Sports & Outdoors Inc.	659,995	35,673
	Group 1 Automotive Inc.	121,223	31,288
*	Tri Pointe Homes Inc.	847,775	27,858
	Installed Building Products Inc.	197,607	27,697
	LCI Industries	215,459	27,225
	Signet Jewelers Ltd.	391,117	25,524
*	Shake Shack Inc. Class A	320,260	24,891
*	LGI Homes Inc.	180,360	24,329
	MDC Holdings Inc.	493,254	23,069
*	Frontdoor Inc.	716,067	22,842
*	Boot Barn Holdings Inc.	259,746	21,998
*	M/I Homes Inc.	240,006	20,926
*	Cavco Industries Inc.	68,926	20,333
	Steven Madden Ltd.	620,911	20,298
	Bloomin' Brands Inc.	747,216	20,093
*	Dorman Products Inc.	242,124	19,087
	Century Communities Inc.	248,369	19,030
*	Sonos Inc.	1,116,549	18,233
	American Eagle Outfitters Inc.	1,537,336	18,141
	Winnebago Industries Inc.	268,890	17,932
	Kontoor Brands Inc.	415,129	17,477
	Jack in the Box Inc.	176,583	17,222
*	Urban Outfitters Inc.	517,406	17,142
*	Six Flags Entertainment Corp.	652,772	16,959
	Cracker Barrel Old Country Store Inc.	179,000	16,679
*	National Vision Holdings Inc.	682,514	16,578
*	Gentherm Inc.	291,836	16,492
*	Abercrombie & Fitch Co. Class A	432,519	16,297
*	Dave & Buster's Entertainment Inc.	357,151	15,915
	Patrick Industries Inc.	190,752	15,260
		Shares	Market Value• ($000)
*	Brinker International Inc.	387,811	14,194
	Hanesbrands Inc.	3,087,800	14,019
*	XPEL Inc.	165,512	13,939
*	ODP Corp.	294,039	13,767
	Cheesecake Factory Inc.	397,828	13,757
*	Vista Outdoor Inc.	494,953	13,695
	Upbound Group Inc.	423,323	13,178
	Dana Inc.	775,000	13,175
	Strategic Education Inc.	192,927	13,088
*	Stride Inc.	345,097	12,848
*	Adtalem Global Education Inc.	369,389	12,685
	Oxford Industries Inc.	127,698	12,568
*	Green Brick Partners Inc.	219,348	12,459
*	Leslie's Inc.	1,312,103	12,321
*	Sally Beauty Holdings Inc.	941,463	11,627
*	Victoria's Secret & Co.	625,000	10,894
	La-Z-Boy Inc.	377,372	10,808
	Monro Inc.	258,784	10,514
*	iRobot Corp.	226,175	10,234
	Wolverine World Wide Inc.	689,988	10,136
*	Sabre Corp.	2,894,187	9,232
*	American Axle & Manufacturing Holdings Inc.	1,014,139	8,387
	Buckle Inc.	238,243	8,243
*	Golden Entertainment Inc.	191,763	8,016
	Sturm Ruger & Co. Inc.	149,393	7,912
	Dine Brands Global Inc.	130,353	7,564
	Caleres Inc.	314,735	7,532
*	G-III Apparel Group Ltd.	376,632	7,258
	Monarch Casino & Resort Inc.	102,951	7,253
*	Perdoceo Education Corp.	574,560	7,050
*	Mister Car Wash Inc.	697,151	6,727
*	MarineMax Inc.	192,556	6,578
	Sonic Automotive Inc. Class A	134,668	6,420
*	BJ's Restaurants Inc.	200,723	6,383
	Standard Motor Products Inc.	159,276	5,976
*	Chuy's Holdings Inc.	143,389	5,853
*	Chico's FAS Inc.	1,083,846	5,799
*	Sleep Number Corp.	193,908	5,290
*	America's Car-Mart Inc.	51,400	5,129
	Ethan Allen Interiors Inc.	174,224	4,927
	Designer Brands Inc. Class A	442,309	4,467
	Hibbett Inc.	113,345	4,113
	Guess? Inc.	201,361	3,916
	Aaron's Co. Inc.	269,356	3,809
	Shoe Carnival Inc.	148,734	3,492
	Movado Group Inc.	123,945	3,325
	Haverty Furniture Cos. Inc.	108,981	3,293
	El Pollo Loco Holdings Inc.	150,684	1,321
			1,137,281
Consumer Staples (4.9%)
*	elf Beauty Inc.	425,457	48,600
*	Hostess Brands Inc. Class A	1,110,510	28,118
*	Simply Good Foods Co.	705,564	25,817
	WD-40 Co.	115,860	21,857
*	TreeHouse Foods Inc.	418,249	21,071
	J & J Snack Foods Corp.	125,759	19,915
	Inter Parfums Inc.	147,098	19,892
	Edgewell Personal Care Co.	434,370	17,944

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	PriceSmart Inc.	212,923	15,769
	Cal-Maine Foods Inc.	334,946	15,073
	Vector Group Ltd.	1,162,493	14,892
	Nu Skin Enterprises Inc. Class A	437,400	14,522
	MGP Ingredients Inc.	131,367	13,962
	Andersons Inc.	269,726	12,448
*	Central Garden & Pet Co. Class A	330,825	12,062
*	Chefs' Warehouse Inc.	301,735	10,790
	Universal Corp.	207,505	10,363
*	United Natural Foods Inc.	528,367	10,330
*	Hain Celestial Group Inc.	787,060	9,846
*	National Beverage Corp.	194,600	9,409
	Medifast Inc.	95,737	8,823
	B&G Foods Inc.	632,562	8,805
	John B Sanfilippo & Son Inc.	71,053	8,332
	SpartanNash Co.	303,787	6,838
	Fresh Del Monte Produce Inc.	258,455	6,645
*	USANA Health Sciences Inc.	93,184	5,874
	Tootsie Roll Industries Inc.	142,446	5,044
	Calavo Growers Inc.	149,996	4,353
*	Central Garden & Pet Co.	96,530	3,742
*	Seneca Foods Corp. Class A	44,475	1,453
			412,589
Energy (4.6%)
	SM Energy Co.	1,075,066	34,004
	Helmerich & Payne Inc.	911,356	32,308
	Civitas Resources Inc.	454,923	31,558
	Northern Oil & Gas Inc.	654,715	22,470
	Patterson-UTI Energy Inc.	1,860,393	22,269
	California Resources Corp.	488,096	22,106
	CONSOL Energy Inc.	279,403	18,946
*	Green Plains Inc.	517,141	16,673
*	Oceaneering International Inc.	863,274	16,143
*	Callon Petroleum Co.	452,784	15,879
*	Par Pacific Holdings Inc.	498,079	13,254
*	NexTier Oilfield Solutions Inc.	1,315,300	11,759
	World Kinect Corp.	549,441	11,362
	Archrock Inc.	969,412	9,936
*	Talos Energy Inc.	698,898	9,694
	Comstock Resources Inc.	814,400	9,447
	Core Laboratories Inc.	404,153	9,397
*	Helix Energy Solutions Group Inc.	1,190,436	8,785
*	US Silica Holdings Inc.	666,828	8,089
*	Nabors Industries Ltd.	79,516	7,397
	Dorian LPG Ltd.	280,194	7,187
*	ProPetro Holding Corp.	847,373	6,982
*	Dril-Quip Inc.	292,472	6,806
*	Vital Energy Inc.	149,204	6,737
*	Bristow Group Inc. Class A	197,182	5,665
	RPC Inc.	723,698	5,174
*	REX American Resources Corp.	128,383	4,469
*	Oil States International Inc.	569,324	4,253
	CVR Energy Inc.	126,756	3,798
			382,547
Financials (16.0%)
	Radian Group Inc.	1,374,000	34,735
*	Mr Cooper Group Inc.	606,431	30,710
	American Equity Investment Life Holding Co.	544,241	28,360
	Assured Guaranty Ltd.	506,073	28,239
	United Community Banks Inc.	1,015,700	25,382
	Arbor Realty Trust Inc.	1,488,096	22,054
	Community Bank System Inc.	457,988	21,470
	Walker & Dunlop Inc.	270,499	21,394
	EVERTEC Inc.	576,752	21,242
	Moelis & Co. Class A	460,309	20,870
*	Genworth Financial Inc. Class A	4,093,910	20,470
		Shares	Market Value• ($000)
	First Hawaiian Inc.	1,113,732	20,058
	WSFS Financial Corp.	525,857	19,835
	Ameris Bancorp	569,887	19,496
	First Bancorp	1,592,362	19,459
	Simmons First National Corp. Class A	1,119,639	19,314
*	NMI Holdings Inc. Class A	741,150	19,136
*	Axos Financial Inc.	452,366	17,841
	Independent Bank Corp.	396,100	17,630
	Artisan Partners Asset Management Inc. Class A	445,943	17,530
	Pacific Premier Bancorp Inc.	840,234	17,376
	ServisFirst Bancshares Inc.	424,418	17,367
	Seacoast Banking Corp. of Florida	767,556	16,963
*	Bancorp Inc.	496,731	16,218
	First Financial Bancorp	792,168	16,192
	Atlantic Union Bankshares Corp.	615,900	15,983
	Piper Sandler Cos.	121,664	15,726
	Washington Federal Inc.	579,500	15,368
	CVB Financial Corp.	1,122,821	14,911
*	Enova International Inc.	277,676	14,750
	BankUnited Inc.	669,261	14,423
	Bread Financial Holdings Inc.	439,339	13,791
*	StoneX Group Inc.	164,168	13,639
*	PROG Holdings Inc.	411,133	13,206
	BancFirst Corp.	142,459	13,106
	Banner Corp.	298,783	13,048
	Apollo Commercial Real Estate Finance Inc.	1,149,442	13,012
	Fulton Financial Corp.	1,050,000	12,516
	Park National Corp.	121,567	12,439
	Hilltop Holdings Inc.	393,974	12,394
	Renasant Corp.	473,158	12,364
*	Palomar Holdings Inc.	211,820	12,294
	Virtus Investment Partners Inc.	60,390	11,925
	Northwest Bancshares Inc.	1,115,439	11,824
	Ready Capital Corp.	1,027,769	11,593
*	Triumph Financial Inc.	188,764	11,462
	NBT Bancorp Inc.	359,798	11,460
	Pathward Financial Inc.	240,946	11,170
	City Holding Co.	123,532	11,117
	Navient Corp.	588,947	10,943
	Trustmark Corp.	516,839	10,916
	Independent Bank Group Inc.	312,229	10,781
	Provident Financial Services Inc.	657,259	10,740
	First Commonwealth Financial Corp.	837,002	10,588
	PennyMac Mortgage Investment Trust	783,955	10,568
	First Bancorp (XNGS)	353,935	10,530
	OFG Bancorp	400,615	10,448
	Lakeland Financial Corp.	212,969	10,333
	Horace Mann Educators Corp.	339,195	10,060
*	Encore Capital Group Inc.	206,286	10,030
	Bank of Hawaii Corp.	240,671	9,923
*	Donnelley Financial Solutions Inc.	216,308	9,848
	Stewart Information Services Corp.	239,189	9,840
	National Bank Holdings Corp. Class A	329,172	9,559
	FB Financial Corp.	333,196	9,346
	Stellar Bancorp Inc.	403,612	9,239
	Two Harbors Investment Corp.	640,714	8,893
	Safety Insurance Group Inc.	123,727	8,874
	Hope Bancorp Inc.	1,046,141	8,808
	S&T Bancorp Inc.	321,782	8,749
	AMERISAFE Inc.	162,541	8,667
*	Green Dot Corp. Class A	461,780	8,654
	Westamerica Bancorp	224,146	8,585
	Employers Holdings Inc.	228,242	8,539
	Veritex Holdings Inc.	474,668	8,511
*	Payoneer Global Inc.	1,764,119	8,485
	PacWest Bancorp	1,037,100	8,452
*	PRA Group Inc.	366,449	8,373

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Berkshire Hills Bancorp Inc.	400,361	8,299
	New York Mortgage Trust Inc.	814,877	8,084
*	Customers Bancorp Inc.	263,186	7,964
	WisdomTree Inc.	1,142,379	7,837
*	Avantax Inc.	341,664	7,646
*	SiriusPoint Ltd.	795,045	7,179
	ProAssurance Corp.	475,419	7,174
	Mercury General Corp.	225,835	6,836
	Capitol Federal Financial Inc.	1,106,509	6,827
	Brookline Bancorp Inc.	763,121	6,670
	Southside Bancshares Inc.	247,377	6,471
	B. Riley Financial Inc.	140,654	6,467
	Franklin BSP Realty Trust Inc.	447,423	6,335
	Redwood Trust Inc.	993,588	6,329
	James River Group Holdings Ltd.	341,340	6,233
	KKR Real Estate Finance Trust Inc.	507,119	6,172
*	Trupanion Inc.	310,221	6,105
	Brightsphere Investment Group Inc.	288,135	6,036
*	Ambac Financial Group Inc.	419,105	5,968
	Preferred Bank	107,856	5,931
	Tompkins Financial Corp.	106,113	5,910
	Eagle Bancorp Inc.	274,988	5,819
	Banc of California Inc.	484,161	5,607
*	EZCORP Inc. Class A	637,077	5,339
	United Fire Group Inc.	227,408	5,153
	Dime Community Bancshares Inc.	285,341	5,031
	Heritage Financial Corp.	289,807	4,686
	TrustCo Bank Corp.	160,471	4,591
*	World Acceptance Corp.	33,258	4,457
	ARMOUR Residential REIT Inc.	817,985	4,360
	Northfield Bancorp Inc.	347,598	3,817
	Ellington Financial Inc.	272,824	3,765
	HCI Group Inc.	59,706	3,689
	Central Pacific Financial Corp.	234,714	3,687
	Universal Insurance Holdings Inc.	236,235	3,645
	Invesco Mortgage Capital Inc.	309,808	3,553
	Hanmi Financial Corp.	222,024	3,315
			1,333,131
Health Care (10.8%)
	Ensign Group Inc.	471,441	45,004
*	Merit Medical Systems Inc.	484,416	40,517
*	AMN Healthcare Services Inc.	342,037	37,323
	CONMED Corp.	268,852	36,534
*	Glaukos Corp.	418,274	29,785
	Select Medical Holdings Corp.	912,958	29,087
*	Cytokinetics Inc.	827,832	27,004
*	Integer Holdings Corp.	292,614	25,929
*	Prestige Consumer Healthcare Inc.	417,628	24,820
*	Schrodinger Inc.	398,500	19,893
*	NuVasive Inc.	460,588	19,156
*	Amphastar Pharmaceuticals Inc.	311,358	17,894
*	NeoGenomics Inc.	1,093,008	17,565
*	Privia Health Group Inc.	670,000	17,494
*	Certara Inc.	926,664	16,875
*	Corcept Therapeutics Inc.	755,929	16,819
*	Myriad Genetics Inc.	696,345	16,141
*	Pacira BioSciences Inc.	398,900	15,984
*	Vir Biotechnology Inc.	648,257	15,902
*	Vericel Corp.	403,328	15,153
*	CorVel Corp.	77,072	14,913
*	RadNet Inc.	429,897	14,023
	US Physical Therapy Inc.	114,600	13,911
*	Tandem Diabetes Care Inc.	566,300	13,897
*	Supernus Pharmaceuticals Inc.	444,726	13,368
*	Dynavax Technologies Corp.	1,029,447	13,300
*	Owens & Minor Inc.	669,908	12,755
*	Addus HomeCare Corp.	137,032	12,703
		Shares	Market Value• ($000)
*	Xencor Inc.	501,963	12,534
*	Veradigm Inc.	970,088	12,223
*	Ironwood Pharmaceuticals Inc. Class A	1,114,996	11,864
	Embecta Corp.	506,922	10,950
*	Catalyst Pharmaceuticals Inc.	814,233	10,943
*	Apollo Medical Holdings Inc.	346,225	10,941
	LeMaitre Vascular Inc.	161,981	10,898
*	Avanos Medical Inc.	411,918	10,529
*	Pediatrix Medical Group Inc.	719,849	10,229
*	Ligand Pharmaceuticals Inc.	135,911	9,799
*	Arcus Biosciences Inc.	458,469	9,312
*	Harmony Biosciences Holdings Inc.	259,410	9,129
*	Varex Imaging Corp.	353,296	8,327
*	AdaptHealth Corp. Class A	679,441	8,269
*	Cross Country Healthcare Inc.	293,275	8,235
*	NextGen Healthcare Inc.	478,513	7,761
*	Avid Bioservices Inc.	543,405	7,591
*	BioLife Solutions Inc.	302,577	6,687
*	REGENXBIO Inc.	330,773	6,612
*	UFP Technologies Inc.	33,644	6,522
*	Fulgent Genetics Inc.	172,587	6,391
*	Innoviva Inc.	496,918	6,326
*	Collegium Pharmaceutical Inc.	291,480	6,264
	Simulations Plus Inc.	141,596	6,135
*	Artivion Inc.	354,053	6,086
*	ANI Pharmaceuticals Inc.	108,566	5,844
	Mesa Laboratories Inc.	44,267	5,688
*	Orthofix Medical Inc.	300,739	5,431
	HealthStream Inc.	208,616	5,124
*	ModivCare Inc.	112,115	5,069
*	Enhabit Inc.	435,661	5,010
*	Community Health Systems Inc.	1,102,768	4,852
*	Agiliti Inc.	289,021	4,769
*	uniQure NV	357,304	4,095
*	Cytek Biosciences Inc.	449,200	3,836
*	Enanta Pharmaceuticals Inc.	172,358	3,688
*	AngioDynamics Inc.	343,045	3,578
*	OraSure Technologies Inc.	639,864	3,206
*	Computer Programs & Systems Inc.	127,755	3,154
*	Vanda Pharmaceuticals Inc.	463,471	3,054
*	Anika Therapeutics Inc.	111,184	2,889
*	Emergent BioSolutions Inc.	387,801	2,850
*	iTeos Therapeutics Inc.	214,770	2,844
*	Coherus Biosciences Inc.	566,307	2,418
	Phibro Animal Health Corp. Class A	175,867	2,409
*	Zynex Inc.	196,709	1,886
*,1	OmniAb Inc. 12.5 Earnout	60,640	—
*,1	OmniAb Inc. 15 Earnout	60,640	—
			896,000
Industrials (17.8%)
	Comfort Systems USA Inc.	302,256	49,630
	Applied Industrial Technologies Inc.	321,193	46,518
	Mueller Industries Inc.	482,813	42,140
	AAON Inc.	355,205	33,677
	Franklin Electric Co. Inc.	325,494	33,493
	John Bean Technologies Corp.	273,282	33,149
*	Aerojet Rocketdyne Holdings Inc.	597,941	32,809
	Federal Signal Corp.	508,673	32,570
*	SPX Technologies Inc.	381,552	32,421
	Arcosa Inc.	407,913	30,908
	Hillenbrand Inc.	597,526	30,641
	Boise Cascade Co.	335,013	30,268
	Encore Wire Corp.	156,533	29,104
*	Dycom Industries Inc.	253,900	28,856
	Moog Inc. Class A	239,723	25,993
*	GMS Inc.	350,450	24,251
	Matson Inc.	311,688	24,228

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	259,061	24,165
*	Verra Mobility Corp. Class A	1,218,822	24,035
	ABM Industries Inc.	560,238	23,894
	EnPro Industries Inc.	176,711	23,596
	Forward Air Corp.	221,202	23,472
	Korn Ferry	460,181	22,797
*	Resideo Technologies Inc.	1,269,331	22,416
*	RXO Inc.	988,120	22,401
*	AeroVironment Inc.	217,718	22,268
*	Hub Group Inc. Class A	276,844	22,236
	ESCO Technologies Inc.	210,912	21,857
	Kennametal Inc.	717,400	20,367
	ArcBest Corp.	204,272	20,182
	UniFirst Corp.	126,910	19,672
*	MYR Group Inc.	137,561	19,030
	Trinity Industries Inc.	718,531	18,473
	Brady Corp. Class A	386,639	18,392
	Barnes Group Inc.	422,493	17,825
*	Allegiant Travel Co.	137,887	17,412
	Griffon Corp.	409,490	16,503
*	AAR Corp.	277,269	16,015
*	Gibraltar Industries Inc.	254,037	15,984
*	SkyWest Inc.	390,871	15,916
	Alamo Group Inc.	85,355	15,698
	Granite Construction Inc.	373,300	14,850
	Veritiv Corp.	117,812	14,798
*	OPENLANE Inc.	961,809	14,639
*	PGT Innovations Inc.	483,669	14,099
	CSG Systems International Inc.	263,326	13,888
	Standex International Corp.	97,578	13,804
*	Masterbrand Inc.	1,108,600	12,893
	Tennant Co.	155,864	12,642
	Enerpac Tool Group Corp. Class A	465,883	12,579
	Greenbrier Cos. Inc.	289,464	12,476
*	NV5 Global Inc.	110,247	12,212
*	3D Systems Corp.	1,161,373	11,532
	Lindsay Corp.	95,413	11,387
	Matthews International Corp. Class A	261,564	11,148
*	American Woodmark Corp.	140,196	10,707
	Wabash National Corp.	406,259	10,417
	HNI Corp.	364,924	10,284
*	CIRCOR International Inc.	176,131	9,943
	Healthcare Services Group Inc.	651,097	9,721
	AZZ Inc.	220,045	9,563
*	NOW Inc.	922,952	9,562
	MillerKnoll Inc.	645,653	9,543
*	CoreCivic Inc.	1,006,215	9,469
	Marten Transport Ltd.	437,905	9,415
	Astec Industries Inc.	197,166	8,959
	Apogee Enterprises Inc.	188,226	8,935
*	Proto Labs Inc.	228,587	7,991
*	GEO Group Inc.	1,100,488	7,880
	Quanex Building Products Corp.	286,744	7,699
*	Triumph Group Inc.	575,591	7,120
*	Enviri Corp.	699,792	6,907
	Deluxe Corp.	377,305	6,595
*	Sun Country Airlines Holdings Inc.	272,100	6,117
	Kaman Corp.	249,112	6,061
	Heartland Express Inc.	357,842	5,872
	TTEC Holdings Inc.	166,334	5,629
	Kelly Services Inc. Class A	297,273	5,235
*	Titan International Inc.	452,271	5,192
	Pitney Bowes Inc.	1,425,580	5,047
	Insteel Industries Inc.	160,083	4,982
*	TrueBlue Inc.	277,269	4,910
*	Viad Corp.	181,986	4,892
*	Hawaiian Holdings Inc.	451,696	4,865
		Shares	Market Value• ($000)
*	SunPower Corp.	479,029	4,695
	Powell Industries Inc.	77,276	4,682
	Heidrick & Struggles International Inc.	175,275	4,640
	Interface Inc. Class A	513,131	4,510
*	DXP Enterprises Inc.	123,652	4,502
	Resources Connection Inc.	284,047	4,462
	National Presto Industries Inc.	45,793	3,352
*	Liquidity Services Inc.	189,649	3,129
*	Forrester Research Inc.	98,616	2,869
			1,484,562
Information Technology (14.2%)
*	SPS Commerce Inc.	311,297	59,788
*	Rambus Inc.	917,679	58,888
*	Axcelis Technologies Inc.	278,004	50,967
*	Onto Innovation Inc.	417,896	48,672
*	Fabrinet	310,772	40,363
*	Diodes Inc.	391,020	36,165
	Advanced Energy Industries Inc.	323,714	36,078
	Badger Meter Inc.	243,894	35,989
*	Insight Enterprises Inc.	243,806	35,679
*	Sanmina Corp.	500,157	30,145
*	DoubleVerify Holdings Inc.	759,735	29,569
	Kulicke & Soffa Industries Inc.	481,689	28,636
*	Extreme Networks Inc.	1,093,391	28,483
*	Itron Inc.	391,701	28,242
*	Viasat Inc.	651,700	26,889
*	Rogers Corp.	160,958	26,064
*	Perficient Inc.	302,483	25,206
*	Plexus Corp.	234,896	23,076
*	FormFactor Inc.	662,553	22,673
*	Alarm.com Holdings Inc.	435,639	22,514
	InterDigital Inc.	227,491	21,964
*	Viavi Solutions Inc.	1,931,616	21,885
	Progress Software Corp.	370,998	21,555
*	MaxLinear Inc. Class A	638,725	20,158
*	NetScout Systems Inc.	564,036	17,457
*	Cohu Inc.	400,203	16,632
*	LiveRamp Holdings Inc.	569,580	16,267
*	OSI Systems Inc.	129,340	15,240
*	Harmonic Inc.	936,982	15,151
*	Ultra Clean Holdings Inc.	389,836	14,993
*	Knowles Corp.	795,441	14,366
*	Semtech Corp.	563,508	14,347
*	Photronics Inc.	539,654	13,918
*	SiTime Corp.	117,032	13,806
*	ePlus Inc.	235,988	13,286
*	SMART Global Holdings Inc.	435,782	12,642
*	TTM Technologies Inc.	902,981	12,551
*	Digi International Inc.	303,050	11,937
*	Veeco Instruments Inc.	456,516	11,723
*	Agilysys Inc.	167,250	11,480
	CTS Corp.	262,627	11,196
*	PDF Solutions Inc.	245,677	11,080
	Methode Electronics Inc.	308,437	10,339
*	Cerence Inc.	350,204	10,237
	Adeia Inc.	891,986	9,821
*	Ichor Holdings Ltd.	256,805	9,630
*	Arlo Technologies Inc.	775,118	8,457
	A10 Networks Inc.	570,763	8,327
	Benchmark Electronics Inc.	293,180	7,573
*	Avid Technology Inc.	293,600	7,487
*	Digital Turbine Inc.	797,332	7,399
*	Alpha & Omega Semiconductor Ltd.	197,667	6,484
*	ScanSource Inc.	216,716	6,406
*	Corsair Gaming Inc.	356,103	6,317
*	N-able Inc.	418,400	6,029
	ADTRAN Holdings Inc.	563,289	5,931

Tax-Managed Small-Cap Fund
		Shares	Market Value• ($000)
*	Clearfield Inc.	111,498	5,279
*	CEVA Inc.	205,708	5,256
	Ebix Inc.	207,587	5,231
*	Xperi Inc.	370,008	4,866
*	Consensus Cloud Solutions Inc.	156,566	4,854
*	OneSpan Inc.	312,683	4,640
*	8x8 Inc.	997,501	4,219
	PC Connection Inc.	91,749	4,138
*	NETGEAR Inc.	253,279	3,586
			1,180,226
Materials (5.7%)
*	ATI Inc.	1,087,565	48,103
*	Livent Corp.	1,551,407	42,555
	Balchem Corp.	275,364	37,122
	HB Fuller Co.	468,941	33,534
*	O-I Glass Inc.	1,329,329	28,355
*	Arconic Corp.	858,777	25,403
	Carpenter Technology Corp.	412,734	23,167
	Quaker Chemical Corp.	118,507	23,097
	Innospec Inc.	209,086	21,001
	Materion Corp.	171,482	19,583
	Stepan Co.	184,137	17,596
	Warrior Met Coal Inc.	439,408	17,115
	Minerals Technologies Inc.	287,897	16,609
*	Ingevity Corp.	213,896	12,440
	Sylvamo Corp.	264,503	10,699
	Kaiser Aluminum Corp.	143,050	10,248
	Compass Minerals International Inc.	298,858	10,161
	AdvanSix Inc.	246,148	8,610
	Hawkins Inc.	156,122	7,445
	Mativ Holdings Inc.	481,122	7,274
*	TimkenSteel Corp.	324,414	6,998
	Koppers Holdings Inc.	184,113	6,278
	Myers Industries Inc.	315,627	6,133
	SunCoke Energy Inc.	704,420	5,544
	Haynes International Inc.	102,083	5,188
	American Vanguard Corp.	238,629	4,264
*	Clearwater Paper Corp.	135,057	4,230
*	Century Aluminum Co.	455,777	3,974
	Olympic Steel Inc.	80,873	3,963
	Trinseo plc	308,711	3,911
	Mercer International Inc.	358,463	2,893
	FutureFuel Corp.	213,176	1,887
			475,380
Real Estate (7.6%)
	Phillips Edison & Co. Inc.	850,000	28,968
	Essential Properties Realty Trust Inc.	1,228,910	28,929
	LXP Industrial Trust	2,435,017	23,741
	SITE Centers Corp.	1,603,887	21,203
	Sunstone Hotel Investors Inc.	2,038,123	20,626
	Tanger Factory Outlet Centers Inc.	904,917	19,972
	Four Corners Property Trust Inc.	735,833	18,690
	Innovative Industrial Properties Inc.	254,976	18,616
	Urban Edge Properties	1,201,318	18,536
	Pebblebrook Hotel Trust	1,291,475	18,003
	CareTrust REIT Inc.	879,882	17,474
	Outfront Media Inc.	1,076,294	16,919
	Macerich Co.	1,413,914	15,935
	St. Joe Co.	328,187	15,865
	Kennedy-Wilson Holdings Inc.	933,200	15,239
	Retail Opportunity Investments Corp.	1,103,118	14,903
	DiamondRock Hospitality Co.	1,833,047	14,683
	Alexander & Baldwin Inc.	745,903	13,859
	Elme Communities	822,539	13,523
	Douglas Emmett Inc.	1,070,000	13,450
		Shares	Market Value• ($000)
*	Cushman & Wakefield plc	1,622,572	13,273
	Service Properties Trust	1,452,810	12,625
*	Veris Residential Inc.	780,598	12,529
	SL Green Realty Corp.	412,200	12,387
	Xenia Hotels & Resorts Inc.	1,005,320	12,376
	Getty Realty Corp.	365,548	12,363
	Acadia Realty Trust	836,556	12,038
	LTC Properties Inc.	359,512	11,871
	Easterly Government Properties Inc. Class A	799,198	11,588
	eXp World Holdings Inc.	550,000	11,154
	Uniti Group Inc.	2,082,409	9,621
	Global Net Lease Inc.	918,382	9,441
	NexPoint Residential Trust Inc.	199,783	9,086
	American Assets Trust Inc.	459,973	8,831
	JBG SMITH Properties	561,400	8,443
	Centerspace	132,111	8,106
	Safehold Inc.	336,236	7,979
	RPT Realty	752,092	7,859
*	Anywhere Real Estate Inc.	1,154,207	7,710
	Marcus & Millichap Inc.	226,990	7,152
	Community Healthcare Trust Inc.	209,639	6,922
	Armada Hoffler Properties Inc.	572,237	6,684
	Summit Hotel Properties Inc.	969,070	6,309
	Urstadt Biddle Properties Inc. Class A	258,048	5,486
	Universal Health Realty Income Trust	100,218	4,768
	Hudson Pacific Properties Inc.	1,120,465	4,728
	Chatham Lodging Trust	434,551	4,067
	Whitestone REIT	392,070	3,803
	Brandywine Realty Trust	816,862	3,798
	Saul Centers Inc.	102,349	3,770
	Office Properties Income Trust	423,458	3,261
	RE/MAX Holdings Inc. Class A	158,545	3,054
	Orion Office REIT Inc.	357,055	2,360
			634,576
Utilities (2.1%)
	Otter Tail Corp.	359,642	28,397
	American States Water Co.	325,309	28,302
	Avista Corp.	641,779	25,203
	California Water Service Group	485,543	25,068
	Chesapeake Utilities Corp.	155,006	18,446
	SJW Group	241,339	16,920
	Northwest Natural Holding Co.	306,425	13,192
	Middlesex Water Co.	154,434	12,457
	Unitil Corp.	145,081	7,357
			175,342
Total Common Stocks (Cost $5,801,689)			8,319,295
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2]	Vanguard Market Liquidity Fund, 5.150% (Cost $5,122)	51,232	5,122
Total Investments (99.9%) (Cost $5,806,811)			8,324,417
Other Assets and Liabilities—Net (0.1%)			8,526
Net Assets (100%)			8,332,943
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2023	128	12,184	171

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,801,689)	8,319,295
Affiliated Issuers (Cost $5,122)	5,122
Total Investments in Securities	8,324,417
Investment in Vanguard	274
Cash Collateral Pledged—Futures Contracts	800
Receivables for Accrued Income	8,920
Receivables for Capital Shares Issued	1,317
Variation Margin Receivable—Futures Contracts	36
Total Assets	8,335,764
Liabilities
Due to Custodian	965
Payables for Investment Securities Purchased	66
Payables for Capital Shares Redeemed	1,498
Payables to Vanguard	292
Total Liabilities	2,821
Net Assets	8,332,943
At June 30, 2023, net assets consisted of:

Paid-in Capital	6,514,225
Total Distributable Earnings (Loss)	1,818,718
Net Assets	8,332,943

Admiral Shares—Net Assets
Applicable to 92,949,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,531,651
Net Asset Value Per Share—Admiral Shares	$81.03

Institutional Shares—Net Assets
Applicable to 9,866,868 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	801,292
Net Asset Value Per Share—Institutional Shares	$81.21

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends	62,152
Interest[1]	879
Total Income	63,031
Expenses
The Vanguard Group—Note B
Investment Advisory Services	87
Management and Administrative—Admiral Shares	2,932
Management and Administrative—Institutional Shares	210
Marketing and Distribution—Admiral Shares	215
Marketing and Distribution—Institutional Shares	9
Custodian Fees	27
Shareholders’ Reports—Admiral Shares	39
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	7
Total Expenses	3,530
Net Investment Income	59,501
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	117,482
Futures Contracts	(4,019)
Realized Net Gain (Loss)	113,463
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	294,764
Futures Contracts	171
Change in Unrealized Appreciation (Depreciation)	294,935
Net Increase (Decrease) in Net Assets Resulting from Operations	467,899
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $820,000, ($3,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $195,272,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,501	118,118
Realized Net Gain (Loss)	113,463	325,316
Change in Unrealized Appreciation (Depreciation)	294,935	(1,976,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	467,899	(1,533,145)
Distributions
Admiral Shares	(55,510)	(107,517)
Institutional Shares	(5,986)	(11,321)
Total Distributions	(61,496)	(118,838)
Capital Share Transactions
Admiral Shares	14,721	17,320
Institutional Shares	9,624	16,687
Net Increase (Decrease) from Capital Share Transactions	24,345	34,007
Total Increase (Decrease)	430,748	(1,617,976)
Net Assets
Beginning of Period	7,902,195	9,520,171
End of Period	8,332,943	7,902,195

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$77.06	$93.29	$74.30	$67.84	$55.70	$61.63
Investment Operations
Net Investment Income[1]	.577	1.153	1.090	.819	.772	.737
Net Realized and Unrealized Gain (Loss) on Investments	3.991	(16.221)	18.985	6.451	12.146	(5.965)
Total from Investment Operations	4.568	(15.068)	20.075	7.270	12.918	(5.228)
Distributions
Dividends from Net Investment Income	(.598)	(1.162)	(1.085)	(.810)	(.778)	(.702)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.598)	(1.162)	(1.085)	(.810)	(.778)	(.702)
Net Asset Value, End of Period	$81.03	$77.06	$93.29	$74.30	$67.84	$55.70
Total Return[2]	5.97%	-16.14%	27.08%	11.05%	23.28%	-8.62%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,532	$7,150	$8,631	$6,689	$6,506	$5,304
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.41%	1.22%	1.39%	1.23%	1.13%
Portfolio Turnover Rate[4]	8%	10%	9%	31%	53%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$77.23	$93.50	$74.47	$67.99	$55.83	$61.77
Investment Operations
Net Investment Income[1]	.591	1.180	1.126	.844	.794	.755
Net Realized and Unrealized Gain (Loss) on Investments	4.000	(16.261)	19.019	6.466	12.164	(5.972)
Total from Investment Operations	4.591	(15.081)	20.145	7.310	12.958	(5.217)
Distributions
Dividends from Net Investment Income	(.611)	(1.189)	(1.115)	(.830)	(.798)	(.723)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.611)	(1.189)	(1.115)	(.830)	(.798)	(.723)
Net Asset Value, End of Period	$81.21	$77.23	$93.50	$74.47	$67.99	$55.83
Total Return	5.98%	-16.12%	27.11%	11.10%	23.30%	-8.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$801	$752	$889	$646	$593	$473
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.44%	1.26%	1.42%	1.26%	1.16%
Portfolio Turnover Rate[3]	8%	10%	9%	31%	53%	29%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund
Notes to Financial Statements
Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management

Tax-Managed Small-Cap Fund
and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $274,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Tax-Managed Small-Cap Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,319,295	—	—	8,319,295
Temporary Cash Investments	5,122	—	—	5,122
Total	8,324,417	—	—	8,324,417

Derivative Financial Instruments
Assets
Futures Contracts[1]	171	—	—	171
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,813,552
Gross Unrealized Appreciation	3,153,406
Gross Unrealized Depreciation	(642,370)
Net Unrealized Appreciation (Depreciation)	2,511,036
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $804,789,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2023, the fund purchased $1,004,691,000 of investment securities and sold $985,038,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $335,840,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2023, such purchases were $120,459,000 and sales were $50,462,000, resulting in net realized loss of $410,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	576,394	7,221	1,142,954	14,128
Issued in Lieu of Cash Distributions	38,714	500	75,203	977
Redeemed	(600,387)	(7,559)	(1,200,837)	(14,836)
Net Increase (Decrease)—Admiral Shares	14,721	162	17,320	269
Institutional Shares
Issued	31,572	398	63,464	795
Issued in Lieu of Cash Distributions	3,314	43	6,480	84
Redeemed	(25,262)	(316)	(53,257)	(650)
Net Increase (Decrease)—Institutional Shares	9,624	125	16,687	229

Tax-Managed Small-Cap Fund
G.  Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Tax-Managed Balanced Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index and Fixed Income Groups. The board of trustees of Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund has also renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. Both the Equity Index Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund, and Vanguard Tax-Managed Small-Cap Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program's operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds' liquidity risk.

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1032 082023

Semiannual Report   |   June 30, 2023
Vanguard Developed Markets Index Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	71
Liquidity Risk Management	73

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended June 30, 2023
	Beginning Account Value 12/31/2022	Ending Account Value 6/30/2023	Expenses Paid During Period
Based on Actual Fund Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,110.10	$0.89
FTSE Developed Markets ETF Shares	1,000.00	1,111.40	0.31
Admiral™ Shares	1,000.00	1,111.10	0.42
Institutional Shares	1,000.00	1,111.80	0.31
Institutional Plus Shares	1,000.00	1,111.70	0.26
Based on Hypothetical 5% Yearly Return
Developed Markets Index Fund
Investor Shares	$1,000.00	$1,023.95	$0.85
FTSE Developed Markets ETF Shares	1,000.00	1,024.50	0.30
Admiral Shares	1,000.00	1,024.40	0.40
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.55	0.25
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.06% for FTSE Developed Markets ETF Shares, 0.08% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).
2

Developed Markets Index Fund
Fund Allocation
As of June 30, 2023
Japan	21.1%
United Kingdom	13.1
Canada	9.6
France	9.3
Switzerland	7.8
Germany	6.8
Australia	6.7
South Korea	4.7
Netherlands	3.7
Sweden	2.8
Denmark	2.4
Italy	2.3
Hong Kong	2.2
Spain	2.1
Singapore	1.1
Finland	1.0
Other	3.3
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Developed Markets Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (6.7%)
	BHP Group Ltd.	39,881,300	1,198,910
	Commonwealth Bank of Australia	13,367,821	894,933
	CSL Ltd.	3,815,898	706,624
	National Australia Bank Ltd.	24,876,042	437,517
	Westpac Banking Corp.	27,659,707	393,836
	ANZ Group Holdings Ltd.	23,804,375	376,818
	Woodside Energy Group Ltd.	14,980,663	346,526
	Macquarie Group Ltd.	2,880,215	342,711
	Wesfarmers Ltd.	8,968,255	295,677
	Woolworths Group Ltd.	9,656,584	255,863
	Transurban Group	24,403,585	232,356
	Rio Tinto Ltd.	2,942,715	225,352
	Goodman Group	14,628,768	196,652
	Fortescue Metals Group Ltd.	12,602,377	187,003
	Aristocrat Leisure Ltd.	5,191,735	134,325
	Coles Group Ltd.	10,305,896	126,545
	Newcrest Mining Ltd. (XASX)	7,076,284	126,230
	QBE Insurance Group Ltd.	11,816,533	123,375
	Santos Ltd.	23,636,488	118,265
	Amcor plc GDR	11,783,147	116,943
	Brambles Ltd.	11,017,516	105,940
*	James Hardie Industries plc GDR	3,519,495	93,886
	Telstra Group Ltd.	32,065,310	91,986
	South32 Ltd.	36,191,907	91,117
	Suncorp Group Ltd.	10,027,738	90,101
	Sonic Healthcare Ltd.	3,544,159	84,286
*	Xero Ltd.	1,009,999	80,921
	Cochlear Ltd.	507,524	77,757
	Origin Energy Ltd.	13,617,370	76,537
	Pilbara Minerals Ltd.	22,754,953	74,788
	Insurance Australia Group Ltd.	19,415,049	73,833
	Scentre Group	41,134,131	72,746
	Northern Star Resources Ltd.	8,910,879	72,596
		Shares	Market Value• ($000)
	WiseTech Global Ltd.	1,272,089	68,233
	Computershare Ltd. (XASX)	4,261,311	66,502
	Mineral Resources Ltd.	1,354,532	64,872
	ASX Ltd.	1,532,877	64,508
	APA Group	9,357,067	60,540
	Lottery Corp. Ltd.	17,615,699	60,391
	Ramsay Health Care Ltd.	1,387,833	52,141
	Medibank Pvt Ltd.	21,823,044	51,262
	Stockland	18,864,002	50,712
	BlueScope Steel Ltd.	3,654,237	50,293
	IGO Ltd.	4,927,182	50,291
*	Allkem Ltd.	4,609,446	49,570
	Atlas Arteria Ltd.	11,486,350	47,703
	Mirvac Group	31,166,596	47,065
	Endeavour Group Ltd.	10,836,536	45,608
	carsales.com Ltd.	2,851,483	45,600
	Washington H Soul Pattinson & Co. Ltd.	2,110,328	44,800
	Dexus	8,502,290	44,278
	Treasury Wine Estates Ltd.	5,747,413	43,101
	GPT Group	15,144,543	41,906
	SEEK Ltd.	2,782,942	40,655
	REA Group Ltd.	399,754	38,402
	Ampol Ltd.	1,889,636	37,748
	Vicinity Ltd.	29,919,299	36,846
	Aurizon Holdings Ltd.	13,960,136	36,523
	Orica Ltd.	3,612,098	35,784
*	NEXTDC Ltd.	4,062,140	34,255
	AGL Energy Ltd.	4,733,249	34,185
*	Lynas Rare Earths Ltd.	7,389,551	33,956
	IDP Education Ltd.	2,216,838	32,829
	Steadfast Group Ltd.	8,080,443	32,387
	Worley Ltd.	2,983,141	31,500
	Cleanaway Waste Management Ltd.	17,700,926	30,622
	Evolution Mining Ltd.	13,728,762	29,890
*	Qantas Airways Ltd.	7,103,100	29,436
	ALS Ltd.	3,823,868	28,572
	Lendlease Corp. Ltd.	5,444,162	28,247
	Incitec Pivot Ltd.	15,395,146	28,171
	Charter Hall Group	3,743,621	26,837
4

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Whitehaven Coal Ltd.	5,904,932	26,471
*	Liontown Resources Ltd.	13,659,168	26,011
	Bendigo & Adelaide Bank Ltd.	4,522,690	25,908
	Qube Holdings Ltd.	13,294,058	25,338
	JB Hi-Fi Ltd.	861,691	25,219
	Iluka Resources Ltd.	3,369,568	25,090
	Challenger Ltd.	5,471,885	23,691
	Technology One Ltd.	2,214,175	23,218
	Altium Ltd.	937,276	23,211
	nib holdings Ltd.	3,849,341	21,709
	Reece Ltd.	1,690,455	21,059
	Bank of Queensland Ltd.	5,278,223	19,344
	Metcash Ltd.	7,667,778	19,248
	Seven Group Holdings Ltd.	1,122,388	18,510
	Alumina Ltd.	19,814,428	18,378
	Ansell Ltd.	1,014,060	18,122
	AMP Ltd.	23,418,638	17,697
	Reliance Worldwide Corp. Ltd.	6,280,265	17,268
*,1	Flight Centre Travel Group Ltd.	1,257,991	16,037
	Domino's Pizza Enterprises Ltd.	497,738	15,473
	National Storage REIT	9,799,911	15,383
	Perpetual Ltd.	879,714	15,213
[1]	Breville Group Ltd.	1,137,394	15,203
	Nine Entertainment Co. Holdings Ltd.	11,447,990	15,061
	Champion Iron Ltd.	3,623,405	14,748
	Orora Ltd.	6,708,378	14,739
	Pro Medicus Ltd.	332,482	14,633
	Downer EDI Ltd.	5,275,194	14,484
*	Sandfire Resources Ltd.	3,563,080	14,149
	Charter Hall Long Wale REIT	5,173,397	13,842
	Eagers Automotive Ltd.	1,529,427	13,835
	Region RE Ltd.	9,113,982	13,822
	New Hope Corp. Ltd.	4,238,312	13,730
*	Webjet Ltd.	2,969,337	13,725
[2]	Viva Energy Group Ltd.	6,683,308	13,431
	Tabcorp Holdings Ltd.	18,077,343	13,409
	AUB Group Ltd.	679,002	13,355
	Sims Ltd.	1,262,614	13,319
	CSR Ltd.	3,746,909	12,996
	Beach Energy Ltd.	13,915,665	12,546
	Perseus Mining Ltd.	10,743,289	11,934
	ARB Corp. Ltd.	598,489	11,482
*	Paladin Energy Ltd.	23,024,388	11,324
*	Chalice Mining Ltd.	2,627,641	11,066
[1]	Harvey Norman Holdings Ltd.	4,679,525	10,884
	Corporate Travel Management Ltd.	903,503	10,849
	HomeCo Daily Needs REIT	13,634,899	10,711
	Bapcor Ltd.	2,662,901	10,586
	Nufarm Ltd.	2,989,069	10,178
		Shares	Market Value• ($000)
	Deterra Royalties Ltd.	3,297,756	10,131
	IRESS Ltd.	1,463,478	10,046
*	Telix Pharmaceuticals Ltd.	1,323,357	9,971
	Super Retail Group Ltd.	1,280,400	9,797
	InvoCare Ltd.	1,150,825	9,689
	Insignia Financial Ltd.	5,095,505	9,615
	Charter Hall Retail REIT	3,944,744	9,516
*	PEXA Group Ltd.	1,042,429	9,488
	TPG Telecom Ltd.	2,882,590	9,379
*	De Grey Mining Ltd.	10,136,605	9,185
	BWP Trust	3,790,044	9,175
	GrainCorp Ltd. Class A	1,749,950	9,155
	Waypoint REIT Ltd.	5,267,709	9,111
*	Star Entertainment Group Ltd.	11,637,261	8,990
	Healius Ltd.	4,181,524	8,905
*,1	Core Lithium Ltd.	14,541,871	8,811
[1]	Centuria Industrial REIT	4,227,822	8,756
	Premier Investments Ltd.	643,580	8,732
	Gold Road Resources Ltd.	8,467,429	8,483
	Brickworks Ltd.	474,785	8,454
	Ingenia Communities Group	2,944,764	7,841
	Lifestyle Communities Ltd.	744,176	7,808
[1]	Kelsian Group Ltd.	1,584,089	7,698
	HUB24 Ltd.	444,186	7,594
	IPH Ltd.	1,417,412	7,433
	Blackmores Ltd.	116,777	7,358
	Nickel Industries Ltd.	12,166,543	7,241
	Abacus Property Group	4,025,443	7,228
*,2	Life360 Inc. GDR	1,395,993	7,161
*	Bellevue Gold Ltd.	8,360,281	7,152
*	Boral Ltd.	2,615,065	7,045
	Ventia Services Group Pty. Ltd.	3,452,571	6,991
	EVT Ltd.	881,344	6,914
	Magellan Financial Group Ltd.	1,083,860	6,905
*,1	Sayona Mining Ltd.	58,480,549	6,896
*	Neuren Pharmaceuticals Ltd.	843,302	6,895
[1]	HMC Capital Ltd.	1,984,771	6,760
	Regis Resources Ltd.	5,482,206	6,759
	Arena REIT	2,639,979	6,639
*	Capricorn Metals Ltd.	2,399,982	6,518
[1]	GUD Holdings Ltd.	1,099,784	6,495
	Centuria Capital Group	5,756,437	6,371
	Ramelius Resources Ltd.	7,465,542	6,348
	Costa Group Holdings Ltd.	3,439,427	6,259

5

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	United Malt Group Ltd.	2,114,184	6,217
	Credit Corp. Group Ltd.	467,990	6,216
	Netwealth Group Ltd.	661,869	6,146
	Helia Group Ltd.	2,643,173	6,099
[2]	Coronado Global Resources Inc.	5,734,195	5,884
[1]	Adbri Ltd.	3,655,186	5,841
*	Nanosonics Ltd.	1,828,179	5,815
*	Megaport Ltd.	1,190,794	5,802
	Monadelphous Group Ltd.	739,776	5,787
*	Strike Energy Ltd.	19,599,045	5,760
	McMillan Shakespeare Ltd.	471,906	5,692
	NRW Holdings Ltd.	3,345,156	5,653
	Collins Foods Ltd.	852,451	5,606
	Lovisa Holdings Ltd.	424,926	5,500
*	Boss Energy Ltd.	2,625,279	5,468
*	Leo Lithium Ltd.	7,571,266	5,451
	Data#3 Ltd.	1,118,488	5,380
	Elders Ltd.	1,195,088	5,250
	Imdex Ltd.	4,131,862	5,222
*	Karoon Energy Ltd.	3,927,260	5,178
	Charter Hall Social Infrastructure REIT	2,625,166	5,158
[1]	Pinnacle Investment Management Group Ltd.	767,061	5,156
	Codan Ltd.	951,534	5,117
*,1	PolyNovo Ltd.	4,891,939	5,063
	Domain Holdings Australia Ltd.	1,961,568	4,999
	Platinum Asset Management Ltd.	4,186,543	4,867
	Johns Lyng Group Ltd.	1,362,405	4,850
*,1	Weebit Nano Ltd.	1,397,709	4,742
	Hansen Technologies Ltd.	1,361,527	4,705
*	West African Resources Ltd.	8,034,083	4,694
	GQG Partners Inc.	5,015,111	4,648
	Bega Cheese Ltd.	2,406,826	4,586
*	Silver Lake Resources Ltd.	6,872,683	4,481
	G8 Education Ltd.	6,228,697	4,330
*	Resolute Mining Ltd.	16,459,167	4,327
	Link Administration Holdings Ltd.	3,876,288	4,326
	Austal Ltd.	2,576,033	4,079
[1]	Vulcan Steel Ltd.	740,259	4,058
*	Silex Systems Ltd.	1,510,095	3,993
*	Mesoblast Ltd.	5,226,315	3,991
	Growthpoint Properties Australia Ltd.	2,114,075	3,946
[1]	Yancoal Australia Ltd.	1,284,777	3,929
	Cromwell Property Group	10,902,405	3,895
	Jumbo Interactive Ltd.	396,532	3,784
*	ioneer Ltd.	16,526,891	3,774
*	Perenti Ltd.	5,423,647	3,717
	Sigma Healthcare Ltd.	6,430,133	3,607
		Shares	Market Value• ($000)
[1]	SmartGroup Corp. Ltd.	675,412	3,578
[1]	Clinuvel Pharmaceuticals Ltd.	296,751	3,554
	Estia Health Ltd.	1,794,647	3,544
*	Omni Bridgeway Ltd.	2,018,839	3,526
	Rural Funds Group	2,992,728	3,525
	Centuria Office REIT	3,850,451	3,522
*	Fleetpartners Group Ltd.	2,034,352	3,507
*	Temple & Webster Group Ltd.	882,572	3,486
*,1	Calix Ltd.	1,214,774	3,397
	APM Human Services International Ltd.	2,346,756	3,316
*,1	SiteMinder Ltd.	1,698,754	3,311
*	Judo Capital Holdings Ltd.	4,179,950	3,308
*	Macquarie Telecom Group Ltd.	71,796	3,272
*	Audinate Group Ltd.	522,666	3,250
*	Stanmore Resources Ltd.	1,851,980	3,197
	Hotel Property Investments Ltd.	1,523,451	3,193
*	Syrah Resources Ltd.	5,057,461	3,074
*	Westgold Resources Ltd.	3,155,793	3,063
	Infomedia Ltd.	2,801,821	2,989
	oOh!media Ltd.	3,748,033	2,956
*,1	Imugene Ltd.	47,962,022	2,943
	Accent Group Ltd.	2,576,925	2,886
[1]	Integral Diagnostics Ltd.	1,303,918	2,856
*,1	Aussie Broadband Ltd.	1,414,804	2,821
	PWR Holdings Ltd.	486,676	2,820
	Dexus Industria REIT	1,624,308	2,802
*	Arafura Rare Earths Ltd.	13,678,880	2,795
*	Argosy Minerals Ltd.	9,847,470	2,582
*,1	Mincor Resources NL	2,748,549	2,576
[1]	Select Harvests Ltd.	921,329	2,550
	Inghams Group Ltd.	1,453,779	2,546
	Myer Holdings Ltd.	6,407,008	2,530
*,1	Tietto Minerals Ltd.	7,797,969	2,430
*,3	AVZ Minerals Ltd.	18,520,485	2,406
	Service Stream Ltd.	4,438,308	2,397
	GWA Group Ltd.	1,983,048	2,315
[1]	Australian Clinical Labs Ltd.	1,001,538	2,301
*	Vulcan Energy Resources Ltd.	814,861	2,290
*	Australian Agricultural Co. Ltd.	2,344,991	2,284
*	OFX Group Ltd.	1,724,162	2,276
	Dicker Data Ltd.	412,292	2,261
[1]	Nick Scali Ltd.	361,316	2,202
*,1	Lake Resources NL	10,707,296	2,168
*	St Barbara Ltd.	6,363,871	2,067
*	Cooper Energy Ltd.	20,475,611	2,049
*	Tyro Payments Ltd.	2,617,002	2,000

6

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	PointsBet Holdings Ltd.	1,642,457	1,983
[1]	Mayne Pharma Group Ltd.	657,999	1,936
	Australian Ethical Investment Ltd.	852,169	1,912
	Australian Finance Group Ltd.	1,536,988	1,832
*	Seven West Media Ltd.	7,289,604	1,830
	MyState Ltd.	865,011	1,830
*	Kogan.com Ltd.	547,988	1,780
*	Alkane Resources Ltd.	3,673,294	1,740
[1]	Emeco Holdings Ltd.	3,941,779	1,710
*,1	BrainChip Holdings Ltd.	6,871,365	1,691
*,1	Appen Ltd.	1,051,414	1,687
	Praemium Ltd.	3,716,078	1,681
*	Mount Gibson Iron Ltd.	5,773,933	1,678
*,1	Fineos Corp. Ltd.	1,133,495	1,678
	Cedar Woods Properties Ltd.	460,080	1,542
	GDI Property Group Partnership	3,577,001	1,542
*,1	Zip Co. Ltd.	5,535,072	1,535
[1]	Regis Healthcare Ltd.	1,027,791	1,520
	Solvar Ltd.	1,338,328	1,382
*	Opthea Ltd.	3,529,974	1,294
*,1	Paradigm Biopharmaceuticals Ltd.	1,947,877	1,288
	SG Fleet Group Ltd.	824,704	1,265
*	Superloop Ltd.	3,218,749	1,245
*,1	Neometals Ltd.	3,746,652	1,243
	29Metals Ltd.	2,071,479	1,176
[1]	Navigator Global Investments Ltd.	1,329,992	1,175
*,1	Novonix Ltd.	1,768,371	1,170
*,1	Carnarvon Energy Ltd.	12,791,733	1,109
[1]	Southern Cross Media Group Ltd.	1,891,003	1,090
	Jupiter Mines Ltd.	7,668,459	996
*,1	EML Payments Ltd.	2,244,691	944
	Ardent Leisure Group Ltd.	3,044,531	914
	Baby Bunting Group Ltd.	980,042	901
	Bravura Solutions Ltd.	2,834,682	889
[1]	Humm Group Ltd.	2,670,191	831
*,1	Nuix Ltd.	1,430,279	813
*,1,3	Jervois Global Ltd.	15,724,162	703
*,1	Aurelia Metals Ltd.	10,966,322	688
*,1	Incannex Healthcare Ltd.	10,187,172	684
*,1	Australian Strategic Materials Ltd.	911,613	673
*,3	Abacus Storage King Mutual Fund Npv	693,365	651
	Pact Group Holdings Ltd.	1,420,127	626
*,1	Bubs Australia Ltd.	5,079,742	611
*	Starpharma Holdings Ltd. Class A	2,934,757	606
		Shares	Market Value• ($000)
*,1	Andromeda Metals Ltd.	21,412,926	530
*,1	Betmakers Technology Group Ltd.	5,391,513	471
*,1	AMA Group Ltd.	5,663,807	379
*,3	Firefinch Ltd.	8,031,301	321
*,1	Dubber Corp. Ltd.	2,156,907	288
*	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	79,796	—
*,3	Abacus Property Group Rights Exp. 7/27/23	693,364	—
			11,182,086
Austria (0.3%)
	Erste Group Bank AG	2,608,386	91,497
	OMV AG	1,126,084	47,816
	Verbund AG	524,735	42,097
	voestalpine AG	902,933	32,448
	ANDRITZ AG	547,656	30,543
[2]	BAWAG Group AG	632,966	29,181
	Wienerberger AG	840,558	25,730
*	Raiffeisen Bank International AG	1,027,015	16,298
	Mayr Melnhof Karton AG	67,693	9,924
	Oesterreichische Post AG	265,896	9,494
	CA Immobilien Anlagen AG	322,666	9,357
	Telekom Austria AG Class A	1,076,869	7,969
	Vienna Insurance Group AG Wiener Versicherung Gruppe	304,684	7,966
*	DO & CO AG	54,512	7,448
	AT&S Austria Technologie & Systemtechnik AG	202,757	7,285
	UNIQA Insurance Group AG	868,342	6,967
	EVN AG	283,913	6,282
*	Lenzing AG	105,049	5,147
	Schoeller-Bleckmann Oilfield Equipment AG	85,863	4,973
*	IMMOFINANZ AG	247,699	4,587
	Strabag SE	97,707	3,975
	Palfinger AG	109,397	3,330
	Flughafen Wien AG	41,496	2,172
	Agrana Beteiligungs AG	83,748	1,586
	Porr AG	98,955	1,400
*	Lenzing AG Rights Exp. 7/5/23	105,049	612
*	S IMMO AG (XWBO)	41,656	556
*,3	S IMMO AG Rights Exp. 8/11/23	376,094	—
			416,640
Belgium (0.8%)
	Anheuser-Busch InBev SA	6,856,994	388,637
*	Argenx SE	441,458	172,167
	KBC Group NV	1,946,061	135,837
	UCB SA	958,453	84,975
	Solvay SA	551,010	61,614

7

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Groupe Bruxelles Lambert NV	763,209	60,167
	Ageas SA	1,305,193	52,911
	Umicore SA	1,622,710	45,370
	Elia Group SA	298,062	37,870
	Warehouses De Pauw CVA	1,239,869	34,050
	D'ieteren Group	180,139	31,882
	Ackermans & van Haaren NV	176,974	29,138
	Lotus Bakeries NV Class B	3,179	25,242
	Sofina SA	119,679	24,812
	Aedifica SA	318,117	20,400
[1]	Cofinimmo SA	262,141	19,698
	Melexis NV	159,315	15,644
	Euronav NV	971,099	14,734
	Etablissements Franz Colruyt NV	383,123	14,288
	Barco NV	562,334	14,029
	KBC Ancora	276,228	12,629
	Bekaert SA	265,448	12,031
	Shurgard Self Storage Ltd. (XBRU)	198,463	9,066
	Montea NV	116,705	9,010
	Telenet Group Holding NV	366,032	8,248
	Proximus SADP	1,091,000	8,136
	VGP NV Class B	80,923	7,917
	Fagron	465,313	7,835
	Gimv NV	161,143	7,680
*	Deme Group NV	54,178	7,402
	Xior Student Housing NV	247,802	7,370
	Retail Estates NV	89,452	5,791
	Tessenderlo Group SA	175,669	5,755
	Kinepolis Group NV	103,656	4,668
*	Ontex Group NV	509,156	3,827
	bpost SA	803,846	3,532
*	AGFA-Gevaert NV	972,016	2,388
	Econocom Group SA	802,699	2,325
	Van de Velde NV	45,226	1,630
	Wereldhave Belgium Comm VA	20,290	1,028
*	Aedifica SA Rights Exp. 7/3/23	318,117	423
			1,412,156
Canada (9.5%)
	Royal Bank of Canada	10,984,691	1,049,091
	Toronto-Dominion Bank	14,410,244	893,169
	Enbridge Inc.	16,038,660	596,145
	Canadian Pacific Kansas City Ltd.	7,359,440	594,422
*	Shopify Inc. Class A	8,825,474	570,400
	Canadian National Railway Co.	4,706,146	569,889
	Bank of Montreal	5,624,243	507,933
	Canadian Natural Resources Ltd.	8,608,034	483,960
	Bank of Nova Scotia	9,445,351	472,571
[1]	Brookfield Corp. Class A	11,900,081	400,637
[1]	TC Energy Corp.	8,000,832	323,355
		Shares	Market Value• ($000)
	Constellation Software Inc.	151,194	313,260
	Suncor Energy Inc.	10,480,499	307,433
	Alimentation Couche-Tard Inc.	5,944,704	304,830
	Canadian Imperial Bank of Commerce	6,992,416	298,540
	Waste Connections Inc.	2,034,996	290,837
[1]	Manulife Financial Corp.	14,784,488	279,452
	Sun Life Financial Inc.	4,644,132	242,101
	Nutrien Ltd.	3,961,946	233,904
	Intact Financial Corp.	1,394,125	215,251
	Franco-Nevada Corp.	1,508,709	215,029
	National Bank of Canada	2,659,242	198,126
	Restaurant Brands International Inc.	2,438,397	189,053
	Cenovus Energy Inc.	11,003,532	186,888
	Agnico Eagle Mines Ltd.	3,627,525	181,137
*	CGI Inc.	1,671,566	176,273
	Barrick Gold Corp.	10,338,591	174,892
[1]	Thomson Reuters Corp.	1,284,335	173,403
[1]	Fortis Inc. (XTSE)	3,839,880	165,479
	Wheaton Precious Metals Corp.	3,577,826	154,726
	Teck Resources Ltd. Class B	3,544,102	149,121
	Dollarama Inc.	2,154,921	145,944
	Pembina Pipeline Corp.	4,358,035	137,016
	Fairfax Financial Holdings Ltd.	171,190	128,228
	WSP Global Inc.	929,379	122,785
	Magna International Inc.	2,108,917	119,061
[1]	Power Corp. of Canada	4,258,214	114,624
	Loblaw Cos. Ltd.	1,214,379	111,176
[1]	BCE Inc.	2,407,953	109,787
	Cameco Corp.	3,418,780	107,073
	Tourmaline Oil Corp.	2,268,104	106,869
	Metro Inc.	1,848,071	104,376
	First Quantum Minerals Ltd.	4,403,379	104,172
	Emera Inc.	2,149,673	88,535
[1]	Open Text Corp.	2,117,669	88,080
	RB Global Inc.	1,432,396	85,960
	TFI International Inc.	652,708	74,364
	TELUS Corp.	3,769,106	73,348
[1]	Imperial Oil Ltd.	1,407,576	72,018
[2]	Hydro One Ltd.	2,504,004	71,543
	Brookfield Asset Management Ltd. Class A	2,144,356	69,992
	ARC Resources Ltd.	4,881,708	65,114
	George Weston Ltd.	533,316	63,052
	Great-West Lifeco Inc.	2,152,308	62,502
	GFL Environmental Inc.	1,557,375	60,473
	Barrick Gold Corp. (XLON)	3,561,990	59,863

8

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Stantec Inc.	879,492	57,420
[1]	Canadian Tire Corp. Ltd. Class A	416,575	56,954
	iA Financial Corp. Inc.	825,731	56,254
*	Descartes Systems Group Inc.	670,040	53,674
	Toromont Industries Ltd.	640,505	52,618
	West Fraser Timber Co. Ltd.	611,329	52,520
*	CAE Inc.	2,327,259	52,088
[1]	Canadian Apartment Properties REIT	1,320,648	50,702
	TMX Group Ltd.	2,193,078	49,349
	Element Fleet Management Corp.	3,108,900	47,358
[1]	FirstService Corp.	302,648	46,610
	Kinross Gold Corp.	9,722,465	46,383
	Gildan Activewear Inc.	1,401,319	45,179
[1]	Algonquin Power & Utilities Corp.	5,418,097	44,784
	Saputo Inc.	1,933,877	43,327
	Lundin Mining Corp.	5,409,468	42,386
[1]	Keyera Corp.	1,807,656	41,686
[1]	Pan American Silver Corp.	2,856,386	41,614
	Northland Power Inc.	1,980,414	41,305
*,1	Ivanhoe Mines Ltd. Class A	4,467,421	40,804
[1]	AltaGas Ltd.	2,211,990	39,740
	Alamos Gold Inc. Class A	3,100,843	36,936
	Finning International Inc.	1,196,635	36,809
[1]	SNC-Lavalin Group Inc.	1,391,866	36,510
*	MEG Energy Corp.	2,260,843	35,839
[1]	Brookfield Infrastructure Corp. Class A	772,119	35,209
[1]	RioCan REIT	2,369,836	34,490
*	Bombardier Inc. Class B	675,228	33,289
	Boyd Group Services Inc.	168,681	32,183
	Brookfield Renewable Corp. Class A (XTSE)	1,013,318	31,966
*	Kinaxis Inc.	221,469	31,647
	B2Gold Corp.	8,464,887	30,160
	Onex Corp.	540,852	29,873
	PrairieSky Royalty Ltd.	1,674,595	29,276
[1]	Capital Power Corp.	915,547	29,096
	Granite REIT	473,530	28,017
	Parkland Corp.	1,081,788	26,948
*	ATS Corp.	583,903	26,865
	Crescent Point Energy Corp.	3,943,643	26,554
*	Air Canada	1,384,608	26,119
	Enerplus Corp.	1,725,018	25,001
	Colliers International Group Inc.	247,437	24,281
	Stella-Jones Inc.	462,111	23,797
	BRP Inc.	281,116	23,765
		Shares	Market Value• ($000)
[1]	Premium Brands Holdings Corp. Class A	294,493	23,237
	SSR Mining Inc.	1,631,777	23,145
*	BlackBerry Ltd.	4,119,596	22,825
	Osisko Gold Royalties Ltd.	1,455,465	22,369
[1]	Dream Industrial REIT	1,967,494	20,956
[1]	Choice Properties REIT	2,029,531	20,789
*	Bausch Health Cos. Inc.	2,519,183	20,157
[1]	IGM Financial Inc.	649,738	19,780
*	Aritzia Inc.	706,026	19,602
[1]	SmartCentres REIT	1,018,457	18,674
[1]	First Capital REIT	1,684,368	18,589
	Methanex Corp.	440,439	18,199
*,1	Lightspeed Commerce Inc.	1,073,285	18,156
[1]	Gibson Energy Inc.	1,134,382	17,837
	Atco Ltd. Class I	593,163	17,659
*	Baytex Energy Corp.	5,405,257	17,626
	Linamar Corp.	334,903	17,600
	Boralex Inc. Class A	638,314	17,380
	TransAlta Corp.	1,829,176	17,121
	Tricon Residential Inc.	1,938,634	17,092
	Parex Resources Inc.	833,357	16,708
	Allied Properties REIT	994,256	16,301
	Whitecap Resources Inc.	2,326,105	16,277
	H&R REIT	2,070,635	16,021
*	Capstone Mining Corp.	3,479,485	15,785
	Vermilion Energy Inc.	1,263,688	15,758
*,1	Lithium Americas Corp.	776,223	15,709
	Definity Financial Corp.	580,684	15,407
	Primo Water Corp.	1,229,107	15,401
[1]	CI Financial Corp.	1,336,550	15,174
*	Eldorado Gold Corp.	1,457,810	14,757
*,2	Nuvei Corp.	489,206	14,446
	Canadian Western Bank	744,260	13,888
[1]	Boardwalk REIT	292,301	13,722
	Russel Metals Inc.	493,536	13,673
	Chartwell Retirement Residences	1,875,159	13,405
*	Shopify Inc. Class A (XTSE)	204,980	13,242
[1]	Paramount Resources Ltd. Class A	601,427	13,075
[1]	First Majestic Silver Corp.	2,160,926	12,218
	Lundin Gold Inc.	1,018,567	12,187
*	Celestica Inc.	816,214	11,848
	Maple Leaf Foods Inc.	590,609	11,538
	Innergex Renewable Energy Inc.	1,215,428	11,322
	Topaz Energy Corp.	722,133	11,246
	Hudbay Minerals Inc.	2,338,823	11,211
	Stelco Holdings Inc.	336,397	10,975

9

Developed Markets Index Fund
		Shares	Market Value• ($000)
	OceanaGold Corp.	5,492,382	10,821
	Centerra Gold Inc.	1,726,619	10,349
	Quebecor Inc. Class B	411,507	10,142
*	IAMGOLD Corp.	3,777,900	10,010
[1]	Home Capital Group, Inc. Class B	302,058	9,830
*	Torex Gold Resources Inc.	674,480	9,582
*	Equinox Gold Corp.	2,079,726	9,529
[1]	Superior Plus Corp.	1,324,005	9,485
	North West Co. Inc.	373,651	8,856
*,1	Ballard Power Systems Inc.	1,981,132	8,674
	Laurentian Bank of Canada	341,803	8,530
*	Canfor Corp.	466,940	8,382
	Enghouse Systems Ltd.	343,281	8,341
	Mullen Group Ltd.	695,078	7,965
[1]	NorthWest Healthcare Properties REIT	1,668,286	7,908
[1]	Primaris REIT	752,083	7,647
	Winpak Ltd.	243,417	7,572
*	Novagold Resources Inc.	1,890,637	7,493
[1]	Westshore Terminals Investment Corp.	305,773	7,211
[1]	TransAlta Renewables Inc.	836,153	7,183
*,1	Canada Goose Holdings Inc.	376,376	6,699
[1]	Cascades Inc.	737,969	6,512
	Transcontinental Inc. Class A	566,057	6,264
[1]	Cargojet Inc.	66,089	4,800
	Cogeco Communications Inc.	76,544	4,084
[1]	First National Financial Corp.	135,781	3,892
[1]	Artis REIT	635,078	3,466
	Dye & Durham Ltd.	251,216	3,434
*,1	Cronos Group Inc.	1,535,803	3,026
*,1	Canopy Growth Corp.	2,752,557	1,060
			15,923,481
Denmark (2.4%)
	Novo Nordisk A/S Class B	12,397,247	2,002,649
	DSV A/S	1,404,846	295,076
*	Vestas Wind Systems A/S	7,972,048	211,956
*	Genmab A/S	517,111	195,963
[2]	Orsted A/S	1,492,958	141,536
*	Danske Bank A/S	5,248,556	127,836
	Carlsberg A/S Class B	727,029	116,420
	Coloplast A/S Class B	925,274	115,785
	Novozymes A/S Class B	1,577,243	73,593
	AP Moller - Maersk A/S Class B	36,248	63,733
	Pandora A/S	667,428	59,656
	Tryg A/S	2,721,943	58,946
		Shares	Market Value• ($000)
	Chr Hansen Holding A/S	813,582	56,559
	AP Moller - Maersk A/S Class A	22,150	38,623
	Royal Unibrew A/S	394,479	35,311
	SimCorp A/S	311,085	32,957
*	Demant A/S	756,466	32,019
	Ringkjoebing Landbobank A/S	214,740	30,782
*,1	GN Store Nord A/S	1,153,878	28,857
*	Jyske Bank A/S (Registered)	364,853	27,755
	ISS A/S	1,218,070	25,768
*,1	Ambu A/S Class B	1,460,948	23,950
[1]	FLSmidth & Co. A/S	448,275	21,716
*	NKT A/S (XCSE)	340,983	20,691
	Sydbank A/S	447,474	20,690
	ROCKWOOL A/S Class B	69,434	17,956
*	Bavarian Nordic A/S	618,645	17,623
*	Zealand Pharma A/S	463,999	16,656
	Topdanmark A/S	337,952	16,613
*	ALK-Abello A/S	1,050,322	11,476
	Alm Brand A/S	6,817,171	10,679
*,2	Netcompany Group A/S	257,688	10,676
	Spar Nord Bank AS Class B	631,187	9,878
	H Lundbeck A/S	2,019,408	9,613
	D/S Norden A/S	178,782	8,927
*	Chemometec A/S	123,293	8,438
	Dfds A/S	228,901	8,340
	Schouw & Co. A/S	100,627	7,954
*	NTG Nordic Transport Group A/S Class A	115,353	7,298
[2]	Scandinavian Tobacco Group A/S	437,160	7,282
	Torm plc Class A	234,855	5,659
*	NKT A/S	84,956	5,152
	H Lundbeck A/S Class A	448,123	1,993
			4,041,040
Finland (1.0%)
	Nordea Bank Abp (XHEL)	27,058,429	294,746
	Nokia OYJ	41,675,538	174,615
	Sampo OYJ Class A	3,765,597	169,122
	Kone OYJ Class B	2,584,510	135,027
	Neste OYJ	3,296,709	126,934
	UPM-Kymmene OYJ	4,223,248	125,839
	Metso Outotec OYJ	5,062,408	61,087
	Elisa OYJ	1,129,657	60,306
	Stora Enso OYJ Class R	4,548,773	52,775
	Fortum OYJ	3,452,932	46,209
	Wartsila OYJ Abp	3,835,296	43,247
	Kesko OYJ Class B	2,143,799	40,373
	Valmet OYJ	1,306,616	36,372
	Orion OYJ Class B	828,720	34,393
	Huhtamaki OYJ	732,548	24,041
	Konecranes OYJ Class A	561,254	22,605
	TietoEVRY OYJ (XHEL)	790,437	21,823
	Cargotec OYJ Class B	387,738	21,337
	Outokumpu OYJ	2,884,584	15,441

10

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kojamo OYJ	1,538,061	14,458
	Kemira OYJ	904,266	14,425
	Uponor OYJ	424,973	13,300
*,1	QT Group OYJ	153,930	12,834
[1]	Metsa Board OYJ Class B	1,363,973	10,063
	Nokian Renkaat OYJ	996,894	8,694
	Revenio Group OYJ Class B	179,346	6,208
[2]	Terveystalo OYJ	593,337	5,351
	Tokmanni Group Corp.	379,231	4,958
	Sanoma OYJ	583,834	4,229
	Citycon OYJ	569,775	3,621
*	Finnair OYJ	4,808,803	2,969
	YIT OYJ	1,242,744	2,892
	F-Secure OYJ	848,223	2,165
	Raisio OYJ Class V	911,665	2,037
	Oriola OYJ Class B	992,213	1,392
*,3	Ahlstrom-Munksjo Oyj Rights	70,191	1,366
			1,617,254
France (9.2%)
	LVMH Moet Hennessy Louis Vuitton SE	1,959,967	1,848,078
	TotalEnergies SE	17,934,789	1,029,540
	Sanofi	8,623,532	928,373
	Schneider Electric SE	4,226,836	767,918
	Airbus SE	4,638,356	670,622
	Hermes International	270,800	588,643
	BNP Paribas SA	8,734,036	551,170
	L'Oreal SA Loyalty Shares	1,077,995	502,859
	Vinci SA	3,881,548	451,018
	EssilorLuxottica SA	2,380,922	448,971
	Safran SA	2,742,737	429,814
	AXA SA	14,081,699	416,133
	Air Liquide SA Loyalty Shares	2,317,116	415,540
	Pernod Ricard SA	1,623,942	358,850
	Kering SA	568,634	313,999
	Danone SA	4,940,169	302,751
	STMicroelectronics NV	5,158,311	257,263
	L'Oreal SA (XPAR)	522,921	243,930
	Air Liquide SA (XPAR)	1,351,420	242,357
	Capgemini SE	1,275,935	241,589
	Dassault Systemes SE	5,300,103	234,853
	Cie de Saint-Gobain	3,698,128	225,166
	Legrand SA	2,112,357	209,554
	Orange SA	15,180,589	177,407
	Cie Generale des Etablissements Michelin SCA	5,549,146	164,151
	Veolia Environnement SA	5,036,116	159,421
	Publicis Groupe SA	1,812,776	145,487
	Societe Generale SA	5,494,280	142,886
	Edenred	1,973,226	132,175
	Engie SA Loyalty Shares	7,440,768	123,911
	Thales SA	784,723	117,574
	Credit Agricole SA	8,700,651	103,310
		Shares	Market Value• ($000)
	Carrefour SA	4,678,939	88,669
	Teleperformance	458,560	76,925
	Alstom SA	2,440,353	72,846
	Engie SA (XPAR)	4,325,104	72,026
*,2	Worldline SA	1,938,754	70,997
	L'Oreal SA PF25	148,958	69,485
	Renault SA	1,515,596	63,948
	Bureau Veritas SA	2,258,570	61,964
	Eurofins Scientific SE	970,406	61,667
	Eiffage SA	577,555	60,302
	Bouygues SA	1,650,925	55,460
	Accor SA	1,458,785	54,284
	Vivendi SE	5,514,145	50,623
	Bollore SE	7,842,116	48,906
	Getlink SE	2,789,260	47,467
	Sartorius Stedim Biotech	189,540	47,338
	Rexel SA	1,886,700	46,628
	L Air Liquide Prime Fidelite	256,252	45,955
[2]	Euronext NV	645,116	43,878
	Gecina SA	409,032	43,635
	Arkema SA	458,754	43,259
*	Unibail-Rodamco-Westfield	817,498	43,118
	Klepierre SA	1,631,011	40,521
	L'Oreal SA Loyalty Line 2024	82,735	38,594
	Dassault Aviation SA	183,335	36,731
	Aeroports de Paris	254,876	36,624
*	Alten SA	229,064	36,124
	BioMerieux	340,053	35,705
	Valeo	1,653,073	35,523
	SCOR SE	1,196,014	35,160
*	SOITEC	196,455	33,235
	SPIE SA	1,012,591	32,746
	Ipsen SA	271,660	32,701
[2]	La Francaise des Jeux SAEM	792,161	31,178
	Remy Cointreau SA	193,862	31,119
*	Forvia (XPAR)	1,249,379	29,487
	Elis SA	1,472,595	28,647
	Sodexo SA ACT Loyalty Shares	247,865	27,294
	Sodexo SA (XPAR)	244,189	26,889
[2]	Amundi SA	452,287	26,721
	Gaztransport Et Technigaz SA Class B	261,179	26,588
	Air Liquide SA	143,409	25,718
	Technip Energies NV	1,072,837	24,714
	Nexans SA	266,856	23,142
	Sopra Steria Group SACA	113,209	22,602
	Wendel SE	217,047	22,292
*	Ubisoft Entertainment SA	761,627	21,528
[2]	Verallia SA	553,214	20,780
	Covivio SA	391,646	18,501
	Rubis SCA	736,004	17,880
	SES SA Class A	2,962,665	17,454
[2]	Neoen SA	542,706	17,204
	IPSOS	304,039	16,918
*	Air France-KLM	8,941,499	16,847
*	Vallourec SA	1,280,470	15,158
	SEB SA Loyalty Shares	134,815	13,942

11

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Engie S/A	834,909	13,904
	Sodexo SA Loyalty Shares 2023	124,704	13,732
	Eurazeo Prime De Fidelite	193,320	13,611
	Imerys SA	309,667	12,070
	Coface SA	835,702	11,528
*	JCDecaux SE	578,073	11,523
[2]	ALD SA	1,071,652	11,475
	Rothschild & Co.	220,232	11,191
	Societe BIC SA	193,776	11,107
*	Atos SE	763,075	10,918
	ICADE	257,143	10,732
	Interparfums SA	149,895	10,689
	Virbac SA	34,353	10,149
	Engie SA	553,090	9,211
	Trigano SA	62,495	8,963
	Eurazeo SE (XPAR)	119,264	8,397
	Cie Plastic Omnium SA	429,488	7,554
	Metropole Television SA	503,620	7,134
[1]	Eutelsat Communications SA	1,083,644	7,070
	Nexity SA	345,436	6,984
	Carmila SA	446,055	6,938
	Eramet SA	75,087	6,868
*,1	SES-imagotag SA	61,147	6,274
	Mercialys SA	690,260	6,238
[1]	Mersen SA	132,987	6,028
	ARGAN SA	80,044	5,942
	Television Francaise 1	834,306	5,732
*	ID Logistics Group	19,189	5,657
*,1	Valneva SE	771,370	5,621
	Quadient SA	268,493	5,529
	Cie de L'Odet SE	3,086	5,243
*,1	Voltalia SA (Registered)	311,414	4,955
	PEUGEOT Investment	43,061	4,805
	Beneteau SA	282,877	4,785
*,2	X-Fab Silicon Foundries SE	411,875	4,462
	Sodexo SA Loyalty Shares 2026	39,000	4,295
*	CGG SA	5,642,760	4,282
*	Euroapi SA	372,744	4,272
	Derichebourg SA	753,479	4,192
	Vicat SA	122,025	3,878
	Korian SA	514,501	3,742
	Altarea SCA	32,343	3,592
	Eurazeo SE	49,881	3,512
	Antin Infrastructure Partners SA	214,007	3,475
*,2	Maisons du Monde SA	330,371	3,327
	Fnac Darty SA	87,396	3,272
	Vilmorin & Cie SA	47,470	3,244
	Vetoquinol SA	30,609	3,053
*,2	SMCP SA	329,050	2,868
	Lagardere SA	113,486	2,657
	Equasens	28,095	2,599
	Manitou BF SA	95,088	2,541
*,2	Elior Group SA	866,632	2,482
	Sodexo Inc.	22,289	2,454
*	GL Events	99,788	2,150
		Shares	Market Value• ($000)
	Lisi SA	73,787	2,120
	SEB SA (XPAR)	20,327	2,102
	Jacquet Metals SACA	92,407	1,916
	Etablissements Maurel et Prom SA	427,935	1,824
*,1	OVH Groupe SAS	169,635	1,753
	LISI	51,695	1,485
	SEB SA PF25	13,702	1,417
*,1	Casino Guichard Perrachon SA	301,325	1,339
	Bonduelle SCA	105,888	1,284
*	Believe SA Class B	102,436	1,273
	Sodexo SA Loyalty Shares 2025	11,102	1,223
	Eurazeo SE Prime Fidelite 2024	16,261	1,145
	SEB Prime De Fidelite 2024	10,361	1,072
	Boiron SA	22,376	957
[1,2]	Aramis Group SAS	146,609	822
*,1	Orpea SA	365,908	754
	Lisi SA Prime De Fidelite	3,549	102
			15,512,454
Germany (6.7%)
	SAP SE	8,690,061	1,187,127
	Siemens AG (Registered)	5,532,586	922,287
	Allianz SE (Registered)	3,147,700	733,174
	Deutsche Telekom AG (Registered)	26,813,972	585,041
	Mercedes-Benz Group AG	6,808,338	548,012
	Bayer AG (Registered)	7,788,386	431,127
	Infineon Technologies AG	10,323,073	425,128
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,090,682	409,456
	Deutsche Post AG (Registered)	7,463,870	364,702
	BASF SE	7,045,400	342,288
	Bayerische Motoren Werke AG (XETR)	2,496,992	307,148
	Deutsche Boerse AG	1,456,500	268,891
	adidas AG	1,307,762	253,873
	RWE AG	5,639,545	245,751
	E.ON SE	17,543,324	224,106
	Volkswagen AG Preference Shares	1,594,471	214,413
	Merck KGaA	1,024,318	169,555
	Deutsche Bank AG (Registered)	15,968,379	167,872
	Daimler Truck Holding AG	3,816,727	137,563
[2]	Siemens Healthineers AG	2,192,959	124,287
	MTU Aero Engines AG	425,759	110,429
	Symrise AG Class A	1,031,236	108,128
	Vonovia SE	5,391,852	105,301
	Beiersdorf AG	789,757	104,582

12

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Henkel AG & Co. KGaA Preference Shares	1,305,673	104,423
	Hannover Rueck SE Class A	475,090	100,861
	Brenntag SE	1,223,828	95,481
	Rheinmetall AG	343,892	94,210
	Commerzbank AG	8,232,704	91,267
	HeidelbergCement AG	1,105,715	90,932
	Fresenius SE & Co. KGaA	3,261,134	90,453
*	QIAGEN NV	1,743,195	78,357
	Fresenius Medical Care AG & Co. KGaA	1,610,317	76,959
*,2	Covestro AG	1,402,933	72,998
	Sartorius AG Preference Shares	194,356	67,336
*	Siemens Energy AG	3,760,606	66,494
*,2	Delivery Hero SE	1,493,329	65,886
	Continental AG	855,449	64,630
	Henkel AG & Co. KGaA (XTER)	797,131	56,113
	GEA Group AG	1,277,157	53,470
	Bayerische Motoren Werke AG Preference Shares	442,046	50,373
*,2	Zalando SE	1,732,503	49,964
*	Deutsche Lufthansa AG (Registered)	4,741,182	48,614
	Puma SE	791,609	47,703
	Knorr-Bremse AG	523,599	40,026
	Volkswagen AG	226,894	37,925
[2]	Scout24 SE	583,378	36,966
	HUGO BOSS AG	449,515	35,135
*	LEG Immobilien SE (XETR)	587,770	33,914
	Nemetschek SE	428,733	32,008
*	HelloFresh SE	1,289,684	31,897
	Carl Zeiss Meditec AG (Bearer)	290,553	31,422
	Evonik Industries AG	1,630,129	31,062
[1]	Gerresheimer AG	273,968	30,842
	thyssenkrupp AG	3,909,442	30,620
	CTS Eventim AG & Co. KGaA	466,546	29,507
	AIXTRON SE	844,852	28,689
*	Evotec SE	1,244,892	28,043
	Rational AG	37,626	27,245
	K&S AG (Registered)	1,521,032	26,523
	Bechtle AG	648,853	25,768
	Talanx AG	420,799	24,158
	Freenet AG	934,837	23,476
	KION Group AG	567,921	22,893
	FUCHS PETROLUB SE Preference Shares	539,001	21,325
	Aurubis AG	240,365	20,638
	LANXESS AG Class B	681,960	20,575
	Telefonica Deutschland Holding AG	7,107,556	20,004
*,2	TeamViewer SE	1,101,251	17,701
	Wacker Chemie AG	119,507	16,417
		Shares	Market Value• ($000)
*	Fraport AG Frankfurt Airport Services Worldwide	281,987	15,052
	HOCHTIEF AG	168,428	14,572
*	Encavis AG	876,663	14,400
	Hella GmbH & Co. KGaA	180,238	14,184
	Krones AG	115,104	13,974
	Jenoptik AG	403,985	13,879
	Hensoldt AG	413,281	13,574
	Siltronic AG	165,097	12,632
	Duerr AG	388,891	12,595
*,1	ProSiebenSat.1 Media SE	1,321,963	12,335
	Sixt SE (XETR)	102,889	12,333
[1]	RTL Group SA	303,949	12,167
[2]	Befesa SA	315,005	12,038
*,1	Nordex SE Class B	986,534	11,998
*	Vitesco Technologies Group AG Class A	144,119	11,886
	Stabilus SE	192,316	11,561
*	Software AG	328,294	11,392
*	TAG Immobilien AG	1,203,631	11,382
[1]	Salzgitter AG	306,251	11,096
	Suedzucker AG	618,722	11,025
	Sixt SE Preference Shares	133,242	10,421
	Fielmann AG	192,450	10,255
*	Stroeer SE & Co. KGaA	195,053	9,476
	CompuGroup Medical SE & Co. KGaA	191,739	9,446
	Deutsche Wohnen SE	397,376	9,168
	United Internet AG (Registered)	646,421	9,102
*	METRO AG	1,065,875	8,659
	Traton SE	397,812	8,521
*,1	SMA Solar Technology AG	69,081	8,450
[2]	DWS Group GmbH & Co. KGaA	274,318	8,401
	FUCHS PETROLUB SE	261,124	8,370
	CANCOM SE	272,459	8,256
*,1	MorphoSys AG	274,752	8,177
	Bilfinger SE	208,788	8,122
	Kontron AG	377,341	7,464
[1,2]	Deutsche Pfandbriefbank AG	972,392	7,118
	Atoss Software AG	30,865	6,989
[1,2]	Auto1 Group SE	731,989	6,800
	Dermapharm Holding SE	136,724	6,761
*	flatexDEGIRO AG	657,383	6,523
[1]	VERBIO Vereinigte BioEnergie AG	158,982	6,400
*	Hypoport SE	34,326	6,273
	Grand City Properties SA	794,707	6,247
[1]	GRENKE AG	209,023	6,097
*,2	Shop Apotheke Europe NV	58,762	6,086
	Synlab AG	613,769	6,061
[1]	Aroundtown SA	5,182,065	5,976
	Deutz AG	960,306	5,650

13

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kloeckner & Co. SE Preference Shares	576,033	5,613
	Hornbach Holding AG & Co. KGaA	68,587	5,411
*,1	Nagarro SE	61,468	5,346
	Sartorius AG	18,847	5,307
	PNE AG	341,534	5,282
	KWS Saat SE & Co. KGaA	82,882	5,096
	BayWa AG	117,853	4,857
	Norma Group SE	255,481	4,728
	Wacker Neuson SE	194,684	4,723
*,1	SUSE SA	318,091	4,484
	Indus Holding AG	158,554	4,467
	Eckert & Ziegler Strahlen- und Medizintechnik AG Class B	110,239	4,380
	1&1 AG	369,405	4,065
	STRATEC SE	57,344	3,967
	Takkt AG	260,970	3,964
	PATRIZIA SE	320,064	3,808
[1]	Adesso SE	27,761	3,752
	GFT Technologies SE	129,886	3,664
*,1	CECONOMY AG	1,422,599	3,576
	Energiekontor AG	46,358	3,550
*,1	SGL Carbon SE	380,421	3,507
	Deutsche Beteiligungs AG	110,988	3,502
	Draegerwerk AG & Co. KGaA Preference Shares	67,390	3,203
*	ADVA Optical Networking SE	147,038	3,173
	Vossloh AG	67,543	3,024
	New Work SE	21,461	2,897
[1]	Secunet Security Networks AG	10,672	2,536
	Wuestenrot & Wuerttembergische AG	145,247	2,486
	Hamburger Hafen und Logistik AG Class B	189,075	2,343
*,1	Varta AG	112,137	2,300
[1]	DIC Asset AG	410,937	2,282
[1]	Deutsche EuroShop AG	91,692	2,094
	ElringKlinger AG	229,017	2,063
[1]	Software AG (XETR)	57,934	2,014
	Bertrandt AG	37,572	2,008
	CropEnergies AG	152,269	1,667
[1]	Basler AG	89,131	1,665
[2]	Instone Real Estate Group SE	247,586	1,487
*,1	About You Holding SE	245,573	1,283
	Draegerwerk AG & Co. KGaA (XETR)	24,155	992
			11,287,454
Hong Kong (2.2%)
	AIA Group Ltd.	92,316,756	937,615
	Hong Kong Exchanges & Clearing Ltd.	10,049,699	380,773
	Sun Hung Kai Properties Ltd.	11,254,503	142,196
		Shares	Market Value• ($000)
	CK Hutchison Holdings Ltd.	21,061,014	128,543
	Techtronic Industries Co. Ltd.	10,387,712	113,596
	Link REIT	20,212,737	112,527
*	Galaxy Entertainment Group Ltd.	17,082,879	108,830
	CLP Holdings Ltd.	13,001,221	101,261
	BOC Hong Kong Holdings Ltd.	28,386,939	86,959
	CK Asset Holdings Ltd.	15,416,301	85,665
	Hang Seng Bank Ltd.	5,734,015	81,742
	Jardine Matheson Holdings Ltd.	1,556,124	78,911
	Hong Kong & China Gas Co. Ltd.	86,097,076	74,559
*	Sands China Ltd.	19,017,342	65,129
	Lenovo Group Ltd.	59,646,312	62,502
	Wharf Real Estate Investment Co. Ltd.	12,268,940	61,558
	Power Assets Holdings Ltd.	10,787,573	56,629
	MTR Corp. Ltd.	11,420,836	52,577
[2]	ESR Group Ltd.	22,275,754	38,364
[2]	Budweiser Brewing Co. APAC Ltd.	13,421,363	34,730
	Hongkong Land Holdings Ltd.	8,730,908	34,140
[2]	WH Group Ltd.	61,915,417	32,975
	Sino Land Co. Ltd.	26,703,785	32,875
	Henderson Land Development Co. Ltd.	10,311,969	30,709
*,2	Samsonite International SA	10,355,099	29,282
	New World Development Co. Ltd.	11,110,367	27,460
	PRADA SpA	4,042,049	27,196
	Swire Pacific Ltd. Class A	3,360,894	25,821
	Xinyi Glass Holdings Ltd.	16,406,536	25,649
	Chow Tai Fook Jewellery Group Ltd.	13,808,512	24,900
	CK Infrastructure Holdings Ltd.	4,653,059	24,680
	ASMPT Ltd.	2,449,501	24,200
	Want Want China Holdings Ltd.	33,995,658	22,610
	Hang Lung Properties Ltd.	14,312,093	22,148
	Swire Properties Ltd.	8,389,800	20,671
	SITC International Holdings Co. Ltd.	10,146,736	18,580
	Wharf Holdings Ltd.	7,580,898	18,014
	PCCW Ltd.	32,898,641	17,067
	Orient Overseas International Ltd.	1,032,027	13,863
[2]	BOC Aviation Ltd.	1,652,767	13,396
[1]	AAC Technologies Holdings Inc.	5,408,331	12,783
	NWS Holdings Ltd.	11,107,458	12,620
	Hysan Development Co. Ltd.	4,822,079	11,784

14

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Pacific Basin Shipping Ltd.	37,314,261	11,385
	Hang Lung Group Ltd.	7,188,993	10,921
*	Wynn Macau Ltd.	11,546,316	10,545
	Bank of East Asia Ltd.	7,527,104	10,412
	Kerry Properties Ltd.	4,735,779	9,852
	Swire Pacific Ltd. Class B	7,324,458	9,242
*	HUTCHMED China Ltd.	3,897,545	9,242
	VTech Holdings Ltd.	1,298,419	8,527
*,1	Cathay Pacific Airways Ltd.	7,925,453	8,121
	Man Wah Holdings Ltd.	12,097,103	8,099
	Fortune REIT	11,082,182	7,983
*,1	SJM Holdings Ltd.	18,632,247	7,972
	Vitasoy International Holdings Ltd.	6,385,174	7,959
	L'Occitane International SA	3,205,067	7,738
	Yue Yuen Industrial Holdings Ltd.	5,576,366	7,300
	Luk Fook Holdings International Ltd.	2,730,653	7,011
*	MGM China Holdings Ltd.	5,878,009	6,875
*	Shangri-La Asia Ltd.	8,792,314	6,741
	DFI Retail Group Holdings Ltd.	2,369,505	6,527
	First Pacific Co. Ltd.	18,426,433	6,388
*	NagaCorp Ltd.	11,073,490	5,852
*	United Energy Group Ltd.	58,907,098	5,723
*	Melco International Development Ltd.	6,080,627	5,668
*	MMG Ltd.	19,203,153	5,604
	Champion REIT	14,649,036	5,322
	CITIC Telecom International Holdings Ltd.	11,578,932	4,439
*,1	Theme International Holdings Ltd.	39,278,893	4,421
*,1	Cowell e Holdings Inc.	2,375,722	4,407
*	China Travel International Investment Hong Kong Ltd.	19,918,609	3,899
*,1,2	Sirnaomics Ltd.	547,787	3,874
*,1	Vobile Group Ltd.	12,422,230	3,810
	Dah Sing Financial Holdings Ltd.	1,480,507	3,708
	Johnson Electric Holdings Ltd.	2,847,627	3,652
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,883,616	3,457
	United Laboratories International Holdings Ltd.	4,127,064	3,450
	Cafe de Coral Holdings Ltd.	2,676,597	3,434
	HKBN Ltd.	6,112,993	3,297
	Nexteer Automotive Group Ltd.	6,273,777	3,288
		Shares	Market Value• ($000)
	Stella International Holdings Ltd.	3,427,448	3,238
*	IGG Inc.	6,372,344	3,167
	K Wah International Holdings Ltd.	9,839,489	3,154
	Sunlight REIT	8,244,663	3,036
[1]	Huabao International Holdings Ltd.	7,719,172	2,832
	Giordano International Ltd.	9,013,774	2,822
	LK Technology Holdings Ltd.	3,012,966	2,741
*	Super Hi International Holding Ltd.	1,318,000	2,569
*,1	Haitong International Securities Group Ltd.	29,843,295	2,557
	Kerry Logistics Network Ltd.	2,136,005	2,526
	VSTECS Holdings Ltd.	4,842,750	2,497
[1,2]	Everest Medicines Ltd.	816,509	2,491
	SUNeVision Holdings Ltd.	4,649,962	2,378
	Hong Kong Technology Venture Co. Ltd.	4,101,959	2,341
	Value Partners Group Ltd.	7,254,044	2,294
*,1	Realord Group Holdings Ltd.	2,813,595	2,230
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	2,918,512	2,204
	Far East Consortium International Ltd.	9,219,460	2,193
	Dah Sing Banking Group Ltd.	2,900,823	2,165
	Chow Sang Sang Holdings International Ltd.	1,848,991	2,066
	Prosperity REIT	9,098,983	2,048
	Jinchuan Group International Resources Co. Ltd.	38,724,802	1,985
	SmarTone Telecommunications Holdings Ltd.	2,943,409	1,820
	Asia Cement China Holdings Corp.	3,484,794	1,720
[2]	Js Global Lifestyle Co. Ltd.	9,656,125	1,684
	Sun Hung Kai & Co. Ltd.	4,226,130	1,646
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,340,014	1,640
*,1	C-Mer Eye Care Holdings Ltd.	3,381,601	1,636
	EC Healthcare	3,003,207	1,601
*	Shun Tak Holdings Ltd.	10,039,763	1,581
*	Sa Sa International Holdings Ltd.	8,676,035	1,567
*	Esprit Holdings Ltd.	20,374,718	1,566

15

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,2	Hua Medicine	6,976,533	1,473
	Texhong International Group Ltd.	2,224,858	1,466
*,2	Fosun Tourism Group	1,540,200	1,456
[1,2]	FIT Hon Teng Ltd.	8,137,481	1,450
	Guotai Junan International Holdings Ltd.	19,081,503	1,443
*,1	Television Broadcasts Ltd.	2,268,705	1,422
	Truly International Holdings Ltd.	11,368,294	1,342
*,1	Powerlong Real Estate Holdings Ltd.	11,003,943	1,312
[1,2]	Frontage Holdings Corp.	4,596,348	1,175
*	Vesync Co. Ltd.	2,899,865	1,122
	CITIC Resources Holdings Ltd.	19,533,284	986
*,1	Apollo Future Mobility Group Ltd.	43,175,237	861
	Singamas Container Holdings Ltd.	10,297,574	842
	Texwinca Holdings Ltd.	5,272,702	803
[2]	IMAX China Holding Inc.	830,321	740
*	Chinese Estates Holdings Ltd.	2,412,940	729
[1]	Powerlong Commercial Management Holdings Ltd.	1,266,184	630
*,1	OCI International Holdings Ltd.	7,242,566	590
	Dynam Japan Holdings Co. Ltd.	956,529	564
[1,2]	JW Cayman Therapeutics Co. Ltd.	1,542,426	509
[1]	CMBC Capital Holdings Ltd.	2,532,178	441
[1,2]	Antengene Corp. Ltd.	2,121,569	421
*,1	Glory Sun Financial Group Ltd.	9,784,196	358
*	Digital Domain Holdings Ltd.	9,734,262	295
*,2	VPower Group International Holdings Ltd.	1,243,279	51
*,3	Brightoil Petroleum Holdings Ltd.	10,098,301	—
*,3	Convoy Inc.	62,200,399	—
*,3	MH Development NPV	2,274,000	—
*,3	Agritrade Resources Ltd.	14,695,000	—
			3,668,710
Ireland (0.2%)
	Kerry Group plc Class A	1,220,575	119,132
	Bank of Ireland Group plc	8,484,253	81,003
	Kingspan Group plc	1,199,377	79,835
	AIB Group plc	9,997,201	42,074
		Shares	Market Value• ($000)
	Glanbia plc (XDUB)	1,426,377	21,351
*	Dalata Hotel Group plc	1,761,862	8,934
*,3	Irish Bank Resolution Corp.	257,065	—
			352,329
Israel (0.6%)
*	Nice Ltd.	503,753	103,681
	Bank Leumi Le-Israel BM	12,177,559	91,254
	Bank Hapoalim BM	10,584,814	87,289
*	Teva Pharmaceutical Industries Ltd.	8,825,592	66,835
	Israel Discount Bank Ltd. Class A	9,782,140	48,870
	Elbit Systems Ltd.	194,142	40,636
	Mizrahi Tefahot Bank Ltd.	1,087,328	36,360
*	Tower Semiconductor Ltd.	873,495	32,266
	ICL Group Ltd.	5,728,002	31,440
*	Nova Ltd.	227,769	26,042
	Bezeq The Israeli Telecommunication Corp. Ltd.	16,208,534	19,803
*	Enlight Renewable Energy Ltd.	920,381	16,233
	Azrieli Group Ltd.	286,901	16,209
	First International Bank of Israel Ltd.	408,947	15,991
	Phoenix Holdings Ltd.	1,306,029	13,152
	Melisron Ltd.	200,331	13,030
	Mivne Real Estate KD Ltd.	4,971,220	12,149
*	Shufersal Ltd.	2,092,891	10,974
*	Perion Network Ltd.	332,604	10,454
	Alony Hetz Properties & Investments Ltd.	1,231,091	9,662
*	Big Shopping Centers Ltd.	104,866	9,475
	Amot Investments Ltd.	1,730,618	9,095
*	Clal Insurance Enterprises Holdings Ltd.	543,449	8,475
*	Paz Oil Co. Ltd.	76,740	8,256
	Shapir Engineering and Industry Ltd.	1,144,084	7,899
	Israel Corp. Ltd.	29,329	7,754
*	Camtek Ltd.	211,632	7,380
*	Strauss Group Ltd.	325,349	7,341
*	Airport City Ltd.	554,950	7,323
	Delek Group Ltd.	60,169	6,904
	Energix-Renewable Energies Ltd.	2,102,633	6,835
	Harel Insurance Investments & Financial Services Ltd.	872,286	6,821
	REIT 1 Ltd.	1,510,395	6,639
	Sapiens International Corp. NV	240,616	6,392
	Isracard Ltd.	1,460,187	6,104
	Electra Ltd.	13,982	5,782
	FIBI Holdings Ltd.	136,722	5,527

16

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hilan Ltd.	108,806	5,398
	Matrix IT Ltd.	264,072	5,391
*	Fattal Holdings 1998 Ltd.	51,296	4,994
	Maytronics Ltd.	340,349	4,664
	Fox Wizel Ltd.	55,354	4,553
*	OPC Energy Ltd.	665,875	4,402
	One Software Technologies Ltd.	326,328	4,400
	Formula Systems 1985 Ltd.	58,697	4,323
	Kenon Holdings Ltd.	175,645	4,109
	Ashtrom Group Ltd.	291,075	4,039
*	Equital Ltd.	142,932	4,023
*	Shikun & Binui Ltd.	1,851,106	3,967
	Summit Real Estate Holdings Ltd.	304,868	3,936
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	61,602	3,654
	Menora Mivtachim Holdings Ltd.	170,392	3,618
	Sella Capital Real Estate Ltd.	1,789,491	3,576
	Oil Refineries Ltd.	12,250,623	3,512
*	Partner Communications Co. Ltd.	849,749	3,348
	Mega Or Holdings Ltd.	157,136	3,275
	Delek Automotive Systems Ltd.	410,728	3,152
	Migdal Insurance & Financial Holdings Ltd.	2,391,206	2,907
	Delta Galil Ltd.	71,442	2,805
	Israel Canada T.R Ltd.	1,148,917	2,663
	Danel Adir Yeoshua Ltd.	37,223	2,641
*	Cellcom Israel Ltd.	730,759	2,536
	Elco Ltd.	71,825	2,469
	G City Ltd.	609,030	2,016
	AudioCodes Ltd.	205,002	1,899
*	AFI Properties Ltd.	48,960	1,829
	Gav-Yam Lands Corp. Ltd.	206,161	1,457
*	Kamada Ltd.	257,394	1,360
	IDI Insurance Co. Ltd.	56,572	1,282
*	Gilat Satellite Networks Ltd.	205,065	1,251
	Naphtha Israel Petroleum Corp. Ltd.	231,761	965
*	Allot Ltd.	231,923	707
			937,453
Italy (2.2%)
	Enel SpA	61,531,450	414,871
	UniCredit SpA	14,659,991	340,897
	Intesa Sanpaolo SpA	122,401,466	320,906
	Ferrari NV	937,250	306,432
	Stellantis NV	15,752,106	276,935
	Eni SpA	17,428,204	250,903
	Assicurazioni Generali SpA Class A	10,649,166	216,561
		Shares	Market Value• ($000)
	Moncler SpA	1,619,030	112,017
	CNH Industrial NV	7,706,254	111,144
	Terna - Rete Elettrica Nazionale	11,144,149	95,050
	Snam SpA	17,557,486	91,762
	Prysmian SpA	2,084,257	87,171
	FinecoBank Banca Fineco SpA	4,841,905	65,175
	Mediobanca Banca di Credito Finanziario SpA	4,995,792	59,812
	Tenaris SA	3,702,327	55,383
	Davide Campari-Milano NV	3,935,395	54,542
	Banco BPM SpA	10,851,832	50,405
[2]	Poste Italiane SpA	3,590,275	38,893
	Amplifon SpA	1,019,116	37,381
[2]	Infrastrutture Wireless Italiane SpA	2,805,877	37,038
	Recordati Industria Chimica e Farmaceutica SpA	770,453	36,807
	Leonardo SpA	3,170,007	35,995
	Interpump Group SpA	628,398	34,950
*,2	Nexi SpA	4,420,765	34,684
	BPER Banca	8,391,893	25,515
*,1	Telecom Italia SpA (MTAA)	85,692,267	24,159
	Brunello Cucinelli SpA	269,416	23,721
	Italgas SpA	3,893,996	23,086
	A2A SpA	11,866,425	21,710
	Reply SpA	178,933	20,343
*,2	Pirelli & C SpA	3,855,247	19,059
[1]	Hera SpA	6,189,079	18,419
	Azimut Holding SpA	841,382	18,155
	Unipol Gruppo SpA	3,375,886	18,041
	DiaSorin SpA	170,122	17,721
	Banca Mediolanum SpA	1,941,659	17,563
	Buzzi SpA	679,647	17,029
	Brembo SpA	1,146,889	17,021
[2]	BFF Bank SpA	1,469,508	16,106
	Banca Generali SpA	434,109	14,935
*	Iveco Group NV	1,572,466	14,181
*	Telecom Italia SpA	47,445,331	12,950
	ERG SpA	436,442	12,872
	Banca Popolare di Sondrio SpA	3,054,732	12,731
	De' Longhi SpA	543,337	11,878
*	Saipem SpA	8,460,038	11,780
[2]	Carel Industries SpA	346,638	10,445
[2]	Technogym SpA	1,061,117	9,824
	Iren SpA	5,120,641	9,532
[2]	Enav SpA	1,999,468	8,520
	Salvatore Ferragamo SpA	509,105	8,383
	SOL SpA	290,122	8,380
	UnipolSai Assicurazioni SpA	3,343,032	8,289
*	Banca Monte dei Paschi di Siena SpA	3,232,059	8,131
	Tamburi Investment Partners SpA	802,827	8,093

17

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Sesa SpA	56,417	7,047
[2]	Anima Holding SpA	1,763,283	6,564
[1]	Saras SpA	4,759,913	5,904
	Danieli & C Officine Meccaniche SpA	320,951	5,896
	Piaggio & C SpA	1,285,557	5,334
	El.En. SpA	414,863	4,980
[1]	Maire Tecnimont SpA	1,238,934	4,791
	Sanlorenzo SpA Class B	111,083	4,778
	Credito Emiliano SpA	607,457	4,731
[1]	Webuild SpA (MTAA)	2,470,508	4,661
	ACEA SpA	334,388	4,374
*	Gruppo MutuiOnline SpA	129,783	4,372
	Salcef Group SpA	168,895	4,242
[2]	RAI Way SpA	702,835	4,227
	Zignago Vetro SpA	247,508	4,223
	MARR SpA	261,766	4,019
	MFE-MediaForEurope NV Class A	6,479,139	3,614
*,2	GVS SpA	538,123	3,253
	Italmobiliare SpA	109,819	3,002
	Banca IFIS SpA	186,827	2,993
	Cementir Holding NV	360,165	2,917
[1]	Tinexta SpA	149,401	2,747
*	Tod's SpA	65,424	2,746
*,1	Juventus Football Club SpA	7,129,589	2,670
	Danieli & C Officine Meccaniche SpA (MTAA)	90,460	2,168
*	Fincantieri SpA	3,772,544	2,098
[2]	doValue SpA	445,272	2,060
	Arnoldo Mondadori Editore SpA	904,217	1,978
[1]	MFE-MediaForEurope NV Class B	2,065,556	1,584
[1]	Alerion Cleanpower SpA	46,878	1,463
	Immobiliare Grande Distribuzione SIIQ SpA	519,346	1,372
	Biesse SpA	101,247	1,334
	Datalogic SpA	134,038	1,018
	Rizzoli Corriere Della Sera Mediagroup SpA	899,703	716
*,1	Webuild SpA Rights Exp. 2/8/30	196,679	128
			3,754,290
Japan (20.8%)
	Toyota Motor Corp.	94,627,678	1,520,864
	Sony Group Corp.	9,771,148	882,044
	Keyence Corp.	1,542,845	733,093
	Mitsubishi UFJ Financial Group Inc.	91,922,778	677,570
	Shin-Etsu Chemical Co. Ltd.	15,263,020	510,059
	Tokyo Electron Ltd.	3,521,181	507,150
	Daiichi Sankyo Co. Ltd.	14,889,409	473,100
	Mitsui & Co. Ltd.	11,742,465	444,427
	Mitsubishi Corp.	9,171,518	443,415
	Hitachi Ltd.	7,106,537	441,860
		Shares	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	10,084,298	432,207
	Daikin Industries Ltd.	2,100,165	430,335
	ITOCHU Corp.	10,497,319	416,970
	Honda Motor Co. Ltd.	13,012,910	394,211
	KDDI Corp.	12,612,913	389,526
	Takeda Pharmaceutical Co. Ltd.	12,009,232	377,361
	Nintendo Co. Ltd.	8,249,590	376,085
	SoftBank Group Corp.	7,668,956	361,665
	Tokio Marine Holdings Inc.	14,679,761	338,421
	Recruit Holdings Co. Ltd.	10,562,907	337,119
	Hoya Corp.	2,708,828	324,155
	Fast Retailing Co. Ltd.	1,220,932	313,138
	Mizuho Financial Group Inc.	20,089,978	307,085
	Oriental Land Co. Ltd.	7,423,490	289,412
	Nippon Telegraph & Telephone Corp.	225,217,475	266,501
	FANUC Corp.	7,554,990	265,223
	Seven & i Holdings Co. Ltd.	6,095,218	263,327
	Murata Manufacturing Co. Ltd.	4,440,905	255,090
	SMC Corp.	440,312	244,709
	Denso Corp.	3,478,490	234,632
	Softbank Corp.	21,762,891	232,543
	Nidec Corp.	4,095,226	225,669
	Mitsubishi Electric Corp.	15,390,914	217,579
	Astellas Pharma Inc.	14,248,238	212,192
	Panasonic Holdings Corp.	16,887,404	207,072
	Marubeni Corp.	12,099,003	206,216
[1]	Japan Tobacco Inc.	9,373,896	205,344
[1]	Canon Inc.	7,650,747	201,112
	Advantest Corp.	1,458,496	196,436
	Komatsu Ltd.	7,253,543	196,194
	Sumitomo Corp.	8,764,378	185,936
[1]	Bridgestone Corp.	4,439,530	182,383
	Fujitsu Ltd.	1,408,339	182,356
	Central Japan Railway Co.	1,435,126	179,809
*	Renesas Electronics Corp.	9,464,487	178,617
	ORIX Corp.	9,301,388	169,622
	FUJIFILM Holdings Corp.	2,805,682	167,171
	Terumo Corp.	5,135,736	163,571
	East Japan Railway Co.	2,855,607	158,353
	Olympus Corp.	9,780,577	154,781
	Asahi Group Holdings Ltd.	3,843,915	149,143
	Ajinomoto Co. Inc.	3,734,351	148,765
	Chugai Pharmaceutical Co. Ltd.	5,151,752	146,717
	Eisai Co. Ltd.	2,094,362	141,943

18

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Dai-ichi Life Holdings Inc.	7,440,050	141,509
	Mitsui Fudosan Co. Ltd.	7,070,665	140,928
	Otsuka Holdings Co. Ltd.	3,802,501	139,482
	Shiseido Co. Ltd.	3,075,002	139,389
	Nippon Steel Corp.	6,463,101	135,268
	Daiwa House Industry Co. Ltd.	5,102,019	134,805
	Kyocera Corp.	2,409,428	130,982
	Kao Corp.	3,595,143	130,467
	Suzuki Motor Corp.	3,581,859	129,888
	MS&AD Insurance Group Holdings Inc.	3,563,464	126,190
	Kubota Corp.	8,483,450	124,188
	Japan Post Holdings Co. Ltd.	16,461,630	118,314
	Aeon Co. Ltd.	5,623,998	115,160
	Unicharm Corp.	3,057,462	113,691
	TDK Corp.	2,846,870	111,042
	Sompo Holdings Inc.	2,446,121	109,756
	Bandai Namco Holdings Inc.	4,638,746	107,421
	Mitsubishi Heavy Industries Ltd.	2,263,299	105,708
	Disco Corp.	661,169	104,826
	Toshiba Corp.	3,335,471	104,665
	Mitsubishi Estate Co. Ltd.	8,734,016	103,763
	Sysmex Corp.	1,502,690	102,930
	Secom Co. Ltd.	1,506,902	101,985
	Shimano Inc.	602,562	100,873
	Sumitomo Mitsui Trust Holdings Inc.	2,804,930	99,507
	NEC Corp.	2,030,522	98,506
	Yaskawa Electric Corp.	2,038,809	93,995
	Nomura Research Institute Ltd.	3,387,637	93,592
	Subaru Corp.	4,824,479	90,863
	Lasertec Corp.	600,461	90,740
	Toyota Industries Corp.	1,265,643	90,676
	Nomura Holdings Inc.	23,609,524	90,012
	Japan Post Bank Co. Ltd.	11,442,129	89,228
	Sekisui House Ltd.	4,398,482	88,848
	Shionogi & Co. Ltd.	2,100,797	88,610
	Omron Corp.	1,435,925	88,168
	Toyota Tsusho Corp.	1,763,013	88,109
	Kirin Holdings Co. Ltd.	5,875,700	85,801
	Nitto Denko Corp.	1,144,824	84,975
[1]	Nippon Yusen KK	3,821,699	84,875
	Obic Co. Ltd.	527,421	84,656
	Kikkoman Corp.	1,441,700	82,334
	Inpex Corp.	7,389,463	81,184
	Resona Holdings Inc.	16,816,017	80,515
	Sumitomo Realty & Development Co. Ltd.	3,122,288	77,373
	ENEOS Holdings Inc.	22,249,324	76,476
	West Japan Railway Co.	1,825,555	75,929
		Shares	Market Value• ($000)
	Sumitomo Electric Industries Ltd.	5,965,139	73,086
	M3 Inc.	3,339,907	72,825
	Japan Exchange Group Inc.	4,132,852	72,319
	Kansai Electric Power Co. Inc.	5,749,399	72,134
	Tokyo Gas Co. Ltd.	3,295,178	71,893
	NTT Data Corp.	4,982,592	69,860
[1]	Yamaha Motor Co. Ltd.	2,409,803	69,278
	Chubu Electric Power Co. Inc.	5,529,881	67,462
	Toray Industries Inc.	12,012,807	66,976
	Nippon Paint Holdings Co. Ltd.	8,029,581	66,453
	Nitori Holdings Co. Ltd.	591,237	66,393
	Asahi Kasei Corp.	9,781,008	66,228
	Shimadzu Corp.	2,125,454	65,695
	Yakult Honsha Co. Ltd.	1,027,325	64,974
[1]	Mitsui OSK Lines Ltd.	2,642,610	63,579
	Nissan Motor Co. Ltd.	15,303,429	62,807
	Rohm Co. Ltd.	649,820	61,554
	MINEBEA MITSUMI Inc.	3,238,198	61,418
	Mitsubishi Chemical Group Corp.	10,101,394	60,756
	Sumitomo Metal Mining Co. Ltd.	1,871,095	60,403
	Ono Pharmaceutical Co. Ltd.	3,319,306	59,892
	Nexon Co. Ltd.	3,107,615	59,594
	JFE Holdings Inc.	4,097,711	58,583
	Daiwa Securities Group Inc.	11,313,516	58,299
	Tokyu Corp.	4,821,457	58,151
	T&D Holdings Inc.	3,940,434	57,790
	Dai Nippon Printing Co. Ltd.	2,023,129	57,468
	Hankyu Hanshin Holdings Inc.	1,719,541	56,855
	Pan Pacific International Holdings Corp.	3,166,438	56,710
	Capcom Co. Ltd.	1,400,417	55,513
	Makita Corp.	1,930,437	54,566
	MatsukiyoCocokara & Co.	956,791	53,744
	Dentsu Group Inc.	1,633,592	53,724
[1]	AGC Inc.	1,447,173	52,063
	Daito Trust Construction Co. Ltd.	512,050	51,874
	Kajima Corp.	3,384,669	51,104
	Z Holdings Corp.	20,649,710	49,768
	Isuzu Motors Ltd.	4,092,555	49,648
	Hamamatsu Photonics KK	1,009,197	49,545
	Kintetsu Group Holdings Co. Ltd.	1,421,110	49,216
	Ibiden Co. Ltd.	853,783	48,578
	Taisei Corp.	1,374,761	48,032
	Osaka Gas Co. Ltd.	3,125,176	47,902
[1]	Nippon Building Fund Inc.	12,078	47,493

19

Developed Markets Index Fund
		Shares	Market Value• ($000)
	SG Holdings Co. Ltd.	3,328,471	47,478
	Daifuku Co. Ltd.	2,296,363	47,295
	Yamato Holdings Co. Ltd.	2,590,781	46,960
	Yamaha Corp.	1,195,818	46,064
	Obayashi Corp.	5,310,134	45,924
	TOPPAN Inc.	2,116,572	45,743
	MEIJI Holdings Co. Ltd.	2,041,474	45,588
	Keisei Electric Railway Co. Ltd.	1,097,158	45,476
	TIS Inc.	1,806,803	45,270
*	Tokyo Electric Power Co. Holdings Inc.	12,322,057	45,195
	MISUMI Group Inc.	2,208,850	44,471
	Nissan Chemical Corp.	1,030,802	44,448
	Trend Micro Inc.	909,892	44,045
	Nissin Foods Holdings Co. Ltd.	530,879	43,896
	Mazda Motor Corp.	4,536,228	43,839
	Fuji Electric Co. Ltd.	992,211	43,682
	Tobu Railway Co. Ltd.	1,591,227	42,666
	Kawasaki Kisen Kaisha Ltd.	1,728,238	42,376
	Aisin Corp.	1,370,247	42,315
	Asics Corp.	1,351,940	41,837
	Nomura Real Estate Master Fund Inc.	35,531	40,981
	Sojitz Corp.	1,830,722	40,514
	Japan Real Estate Investment Corp.	10,561	40,191
	BayCurrent Consulting Inc.	1,066,176	40,090
	JSR Corp.	1,382,450	39,726
	Konami Group Corp.	752,847	39,480
	Mitsui Chemicals Inc.	1,336,384	39,391
	Ricoh Co. Ltd.	4,526,106	38,571
	Nippon Prologis REIT Inc.	18,885	37,955
	SUMCO Corp.	2,654,621	37,662
	Sekisui Chemical Co. Ltd.	2,592,035	37,448
	SBI Holdings Inc.	1,920,306	37,035
	Kyowa Kirin Co. Ltd.	1,974,901	36,605
	Idemitsu Kosan Co. Ltd.	1,823,045	36,579
	Japan Metropolitan Fund Investment	54,286	36,322
	Sumitomo Chemical Co. Ltd.	11,939,211	36,288
	Suntory Beverage & Food Ltd.	994,117	36,038
	SCREEN Holdings Co. Ltd.	314,172	35,784
	Yokogawa Electric Corp.	1,915,989	35,467
	GLP J-REIT	35,276	34,794
	Ebara Corp.	723,840	34,729
	Rohto Pharmaceutical Co. Ltd.	1,536,414	34,635
	TOTO Ltd.	1,141,025	34,500
	Zensho Holdings Co. Ltd.	759,356	33,760
		Shares	Market Value• ($000)
	Concordia Financial Group Ltd.	8,589,735	33,585
	Hirose Electric Co. Ltd.	251,304	33,457
	Kurita Water Industries Ltd.	868,884	33,359
	Toho Co. Ltd.	868,371	33,076
	Koito Manufacturing Co. Ltd.	1,817,274	32,978
	Odakyu Electric Railway Co. Ltd.	2,448,481	32,809
	Daiwa House REIT Investment Corp.	16,828	32,265
	Hoshizaki Corp.	898,225	32,249
	Toyo Suisan Kaisha Ltd.	713,037	32,166
	Seiko Epson Corp.	2,057,085	32,116
	Otsuka Corp.	810,539	31,572
	Azbil Corp.	994,708	31,482
	Nikon Corp.	2,397,298	31,124
	Niterra Co. Ltd.	1,539,276	30,883
	Asahi Intecc Co. Ltd.	1,550,995	30,536
	NIPPON EXPRESS HOLDINGS Inc.	535,997	30,235
	Mitsubishi HC Capital Inc. (XTKS)	5,036,741	29,905
	Kawasaki Heavy Industries Ltd.	1,153,807	29,540
*	ANA Holdings Inc.	1,238,588	29,504
	Rakuten Group Inc.	8,404,910	29,287
	Kobe Bussan Co. Ltd.	1,112,574	28,877
	Square Enix Holdings Co. Ltd.	613,314	28,536
	Chiba Bank Ltd.	4,703,314	28,522
	Keio Corp.	906,427	28,513
	Bank of Kyoto Ltd.	563,040	28,172
	Isetan Mitsukoshi Holdings Ltd.	2,769,840	28,159
	Hulic Co. Ltd.	3,282,502	28,126
	Shizuoka Financial Group Inc.	3,872,763	27,979
	Taiyo Yuden Co. Ltd.	972,848	27,849
	IHI Corp.	1,011,090	27,423
	Tokyu Fudosan Holdings Corp.	4,781,297	27,405
	USS Co. Ltd.	1,636,031	27,086
	Brother Industries Ltd.	1,840,680	26,941
	Sega Sammy Holdings Inc.	1,254,319	26,871
	Shimizu Corp.	4,240,331	26,847
	Kyushu Railway Co.	1,247,077	26,812
	McDonald's Holdings Co. Japan Ltd.	679,200	26,412
	Lixil Corp.	2,060,768	26,230
[1]	Sumitomo Forestry Co. Ltd.	1,079,321	26,216
	Oji Holdings Corp.	6,999,481	26,172
	Tosoh Corp.	2,208,011	26,117
	Fukuoka Financial Group Inc.	1,263,442	26,113
	Kuraray Co. Ltd.	2,643,970	25,741
	Kobayashi Pharmaceutical Co. Ltd.	471,104	25,616
	Orix JREIT Inc.	20,774	25,573

20

Developed Markets Index Fund
		Shares	Market Value• ($000)
	GMO Payment Gateway Inc.	323,750	25,395
	Marui Group Co. Ltd.	1,436,528	25,107
	Nisshin Seifun Group Inc.	2,028,719	25,077
	Persol Holdings Co. Ltd.	1,382,737	25,025
	Haseko Corp.	2,028,762	24,999
	Japan Airlines Co. Ltd.	1,148,748	24,909
	Nagoya Railroad Co. Ltd.	1,538,032	24,710
	Nippon Sanso Holdings Corp.	1,131,701	24,587
	Advance Residence Investment Corp.	10,278	24,545
	Socionext Inc.	167,200	24,532
	Hikari Tsushin Inc.	170,679	24,498
	CyberAgent Inc.	3,311,437	24,207
	Amada Co. Ltd.	2,448,357	24,155
	Kobe Steel Ltd.	2,612,654	24,065
	Stanley Electric Co. Ltd.	1,178,801	23,890
	NGK Insulators Ltd.	1,993,287	23,815
	Goldwin Inc.	278,926	23,748
	MonotaRO Co. Ltd.	1,858,515	23,734
*	Kyushu Electric Power Co. Inc.	3,683,389	23,554
	United Urban Investment Corp.	23,319	23,538
	Hitachi Construction Machinery Co. Ltd.	836,718	23,526
	Resonac Holdings Corp.	1,418,468	23,045
*	Tohoku Electric Power Co. Inc.	3,723,158	23,023
	Yokohama Rubber Co. Ltd.	1,035,419	22,748
	Santen Pharmaceutical Co. Ltd.	2,664,302	22,693
	Japan Post Insurance Co. Ltd.	1,501,122	22,560
	NSK Ltd.	3,489,679	22,335
	NOF Corp.	516,501	22,188
	Kansai Paint Co. Ltd.	1,498,473	22,102
	Kose Corp.	228,046	21,922
	JGC Holdings Corp.	1,665,257	21,652
*,1	Skylark Holdings Co. Ltd.	1,730,578	21,642
	Sumitomo Heavy Industries Ltd.	898,408	21,518
	Tsuruha Holdings Inc.	287,354	21,402
	Shinko Electric Industries Co. Ltd.	519,759	21,372
*	Mercari Inc.	900,730	21,200
	Iwatani Corp.	398,982	21,134
	NH Foods Ltd.	775,222	20,988
	Mitsubishi Gas Chemical Co. Inc.	1,396,710	20,346
	Open House Group Co. Ltd.	562,937	20,323
	Keihan Holdings Co. Ltd.	768,329	20,257
	Nomura Real Estate Holdings Inc.	851,217	20,237
		Shares	Market Value• ($000)
	Tokyo Tatemono Co. Ltd.	1,569,132	20,207
	Miura Co. Ltd.	772,764	20,199
	Sanwa Holdings Corp.	1,541,931	20,075
	Koei Tecmo Holdings Co. Ltd.	1,149,948	19,919
	Alfresa Holdings Corp.	1,325,740	19,832
	Nabtesco Corp.	890,422	19,680
	Hakuhodo DY Holdings Inc.	1,862,829	19,664
	THK Co. Ltd.	950,186	19,557
	Air Water Inc.	1,408,695	19,556
	Nifco Inc.	651,067	19,357
	Itochu Techno-Solutions Corp.	758,407	19,218
	Oracle Corp. Japan	257,570	19,156
	Nankai Electric Railway Co. Ltd.	856,165	19,153
	Electric Power Development Co. Ltd.	1,297,023	19,092
	Japan Airport Terminal Co. Ltd.	421,696	19,074
	Sekisui House REIT Inc.	32,572	18,969
	Medipal Holdings Corp.	1,158,656	18,946
	Sanrio Co. Ltd.	439,622	18,865
	J Front Retailing Co. Ltd.	1,956,408	18,765
	Ryohin Keikaku Co. Ltd.	1,881,081	18,649
	Mebuki Financial Group Inc.	7,856,031	18,639
	Iida Group Holdings Co. Ltd.	1,100,538	18,598
	TechnoPro Holdings Inc.	851,830	18,531
	Credit Saison Co. Ltd.	1,204,453	18,523
	Lion Corp.	1,969,654	18,364
	Rinnai Corp.	830,081	18,108
	Japan Hotel REIT Investment Corp.	35,371	18,044
	Taiheiyo Cement Corp.	907,903	17,950
	ZOZO Inc.	858,129	17,802
	Tokyo Century Corp.	492,424	17,783
[1]	Tokyo Ohka Kogyo Co. Ltd.	288,449	17,690
	Mitsubishi Materials Corp.	981,011	17,662
	Keikyu Corp.	1,991,064	17,591
	Fujikura Ltd.	2,094,666	17,587
[1]	Japan Prime Realty Investment Corp.	7,258	17,565
	Cosmo Energy Holdings Co. Ltd.	642,123	17,550
	Kadokawa Corp.	729,944	17,509
	Horiba Ltd.	304,235	17,498
	Daicel Corp.	1,945,099	17,408
	Nichirei Corp.	812,540	17,376
[1]	Aozora Bank Ltd.	929,700	17,287
	Mitsubishi Motors Corp.	4,928,747	17,235
	Lawson Inc.	381,738	16,926

21

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kamigumi Co. Ltd.	739,005	16,756
	Seibu Holdings Inc.	1,626,552	16,756
	COMSYS Holdings Corp.	840,244	16,643
	Welcia Holdings Co. Ltd.	795,984	16,580
	Nippon Shinyaku Co. Ltd.	403,612	16,513
	Toyo Seikan Group Holdings Ltd.	1,120,442	16,509
	Nippon Accommodations Fund Inc.	3,648	16,442
	Tokyo Seimitsu Co. Ltd.	295,899	16,385
	INFRONEER Holdings Inc.	1,735,591	16,367
	Shimamura Co. Ltd.	172,298	16,291
	JTEKT Corp.	1,783,031	16,249
	Internet Initiative Japan Inc.	860,824	16,227
	Industrial & Infrastructure Fund Investment Corp.	15,411	16,224
	Ulvac Inc.	379,638	16,191
*	Chugoku Electric Power Co. Inc.	2,372,481	16,063
	Activia Properties Inc.	5,730	16,024
	Nihon M&A Center Holdings Inc.	2,071,084	15,935
*	SHIFT Inc.	85,646	15,700
	SCSK Corp.	996,508	15,682
	EXEO Group Inc.	777,944	15,626
	Food & Life Cos. Ltd.	797,489	15,591
	Nihon Kohden Corp.	580,903	15,530
	Invincible Investment Corp.	38,930	15,475
	Sundrug Co. Ltd.	521,437	15,467
	Seino Holdings Co. Ltd.	1,079,190	15,366
	Japan Logistics Fund Inc.	7,040	15,280
	Hachijuni Bank Ltd.	3,486,949	15,147
	AEON REIT Investment Corp.	13,992	15,095
	Sohgo Security Services Co. Ltd.	2,650,735	15,010
	Fujitec Co. Ltd.	586,234	15,009
	Macnica Holdings Inc.	359,033	14,920
	ADEKA Corp.	777,640	14,855
	LaSalle Logiport REIT	14,149	14,845
	Takashimaya Co. Ltd.	1,058,737	14,800
	Suzuken Co. Ltd.	543,156	14,773
	Teijin Ltd.	1,465,266	14,700
	Kakaku.com Inc.	1,012,906	14,591
	Mitsui Fudosan Logistics Park Inc.	4,199	14,583
	Sanken Electric Co. Ltd.	154,038	14,532
[1]	Tokai Carbon Co. Ltd.	1,554,314	14,307
	Kenedix Office Investment Corp.	5,942	14,298
	DMG Mori Co. Ltd.	820,381	14,262
	SHO-BOND Holdings Co. Ltd.	358,434	14,255
		Shares	Market Value• ($000)
*	Money Forward Inc.	355,823	14,189
	Cosmos Pharmaceutical Corp.	136,954	13,887
	NET One Systems Co. Ltd.	631,552	13,874
	Sumitomo Rubber Industries Ltd.	1,424,258	13,844
	Hisamitsu Pharmaceutical Co. Inc.	526,763	13,823
	Zenkoku Hosho Co. Ltd.	396,743	13,795
	Yamada Holdings Co. Ltd.	4,676,600	13,766
	Alps Alpine Co. Ltd.	1,564,537	13,736
	Casio Computer Co. Ltd.	1,662,866	13,705
*	Park24 Co. Ltd.	1,008,042	13,702
	Kenedix Residential Next Investment Corp.	8,349	13,579
	Sankyo Co. Ltd.	334,554	13,532
	Nagase & Co. Ltd.	812,089	13,523
	Kewpie Corp.	821,471	13,430
	Taisho Pharmaceutical Holdings Co. Ltd.	356,401	13,407
	Daiwabo Holdings Co. Ltd.	691,331	13,387
	Kaneka Corp.	476,044	13,342
	Hirogin Holdings Inc.	2,316,992	13,143
	Kinden Corp.	968,572	13,104
	Kagome Co. Ltd.	597,546	13,062
	UBE Corp.	756,474	13,005
	Daiwa Securities Living Investments Corp.	16,360	12,983
	NOK Corp.	881,218	12,925
	Denka Co. Ltd.	683,997	12,924
	Yamazaki Baking Co. Ltd.	948,755	12,843
	Mori Hills REIT Investment Corp.	12,515	12,802
	Sapporo Holdings Ltd.	494,999	12,747
	Comforia Residential REIT Inc.	5,311	12,717
	Rakus Co. Ltd.	743,765	12,679
	Sankyu Inc.	380,806	12,604
[1]	Workman Co. Ltd.	348,000	12,604
	House Foods Group Inc.	557,748	12,425
	BIPROGY Inc.	504,578	12,414
	Toho Gas Co. Ltd.	714,353	12,393
	OKUMA Corp.	230,101	12,354
	Konica Minolta Inc.	3,553,437	12,340
[1]	Mitsui High-Tec Inc.	180,135	12,325
	Ito En Ltd.	445,312	12,315
[1]	Frontier Real Estate Investment Corp.	3,777	12,272
	Harmonic Drive Systems Inc.	380,108	12,250
	Kyushu Financial Group Inc.	2,886,928	12,196
	Sugi Holdings Co. Ltd.	271,880	12,148
	Nakanishi Inc.	546,102	12,093

22

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Penta-Ocean Construction Co. Ltd.	2,239,551	12,038
	Aeon Mall Co. Ltd.	929,341	12,027
	Topcon Corp.	812,123	11,966
	Jeol Ltd.	333,136	11,893
	Iyogin Holdings Inc.	2,110,860	11,867
	Pigeon Corp.	858,182	11,847
	Fuji Corp.	660,400	11,713
	DIC Corp.	641,747	11,676
	GS Yuasa Corp.	593,895	11,651
	Coca-Cola Bottlers Japan Holdings Inc.	1,098,120	11,649
	Mitsubishi Logistics Corp.	470,476	11,626
	Gunma Bank Ltd.	3,159,497	11,590
	Nippon Gas Co. Ltd.	822,411	11,577
	Ushio Inc.	854,580	11,554
	Daido Steel Co. Ltd.	276,051	11,512
	Relo Group Inc.	838,481	11,449
	Dowa Holdings Co. Ltd.	359,747	11,423
	Fuyo General Lease Co. Ltd.	148,315	11,399
	Fujimi Inc.	457,905	11,317
	Hulic REIT Inc.	10,004	11,180
	Yamato Kogyo Co. Ltd.	261,154	11,159
	Takara Holdings Inc.	1,368,396	11,141
	ABC-Mart Inc.	204,785	11,129
	Toyoda Gosei Co. Ltd.	579,174	11,003
	Yamaguchi Financial Group Inc.	1,638,410	11,002
	Daiichikosho Co. Ltd.	620,886	10,954
	Amano Corp.	518,348	10,941
	Mitsubishi Estate Logistics REIT Investment Corp.	3,805	10,914
	Kotobuki Spirits Co. Ltd.	148,709	10,900
	Mabuchi Motor Co. Ltd.	388,184	10,832
	NSD Co. Ltd.	537,805	10,813
	Nippon Electric Glass Co. Ltd.	612,670	10,799
	Zeon Corp.	1,108,841	10,751
	Fuji Soft Inc.	332,874	10,730
	Nippon Kayaku Co. Ltd.	1,253,698	10,727
	Sotetsu Holdings Inc.	606,825	10,698
	Toyo Tire Corp.	804,467	10,683
	Maruichi Steel Tube Ltd.	464,927	10,680
	Calbee Inc.	562,121	10,636
*	PeptiDream Inc.	708,543	10,636
	Mizuho Leasing Co. Ltd.	325,540	10,635
	Sumitomo Bakelite Co. Ltd.	254,277	10,600
	Japan Steel Works Ltd.	493,073	10,583
	Citizen Watch Co. Ltd.	1,725,917	10,405
	Ezaki Glico Co. Ltd.	395,716	10,354
	Meitec Corp.	600,049	10,354
		Shares	Market Value• ($000)
	Toda Corp.	1,836,010	10,319
	Nissui Corp.	2,288,101	10,276
	Rengo Co. Ltd.	1,666,670	10,270
	Ship Healthcare Holdings Inc.	614,445	10,165
	Nishi-Nippon Railroad Co. Ltd.	594,660	10,118
	Seven Bank Ltd.	5,126,223	10,069
	K's Holdings Corp.	1,152,943	10,046
	Mori Trust REIT Inc.	20,053	10,021
	NTT UD REIT Investment Corp.	10,637	9,959
	Tokyu REIT Inc.	7,397	9,883
	Daiseki Co. Ltd.	349,339	9,876
	Mitsui Mining & Smelting Co. Ltd.	427,720	9,875
	Maruwa Co. Ltd.	63,529	9,866
	Nishi-Nippon Financial Holdings Inc.	1,105,827	9,822
	77 Bank Ltd.	551,344	9,819
	TS Tech Co. Ltd.	772,790	9,773
	JMDC Inc.	242,200	9,674
	Kenedix Retail REIT Corp.	4,792	9,659
	Tsumura & Co.	516,042	9,555
	Fujitsu General Ltd.	435,301	9,508
[1]	SBI Shinsei Bank Ltd.	486,134	9,499
	Morinaga Milk Industry Co. Ltd.	288,825	9,457
	Inaba Denki Sangyo Co. Ltd.	409,208	9,336
	Daiwa Office Investment Corp.	2,138	9,296
	Ferrotec Holdings Corp.	362,742	9,235
*	Sharp Corp.	1,645,894	9,229
	Morinaga & Co. Ltd.	293,952	9,200
	Hazama Ando Corp.	1,229,501	9,196
	Tokuyama Corp.	555,729	9,172
	Hanwa Co. Ltd.	289,822	9,154
	Nippon Shokubai Co. Ltd.	244,373	9,137
	Nichias Corp.	437,674	9,122
	Kanematsu Corp.	652,506	9,118
	Fancl Corp.	541,989	9,050
*	Hino Motors Ltd.	2,128,607	9,047
	Canon Marketing Japan Inc.	360,238	8,971
[1]	Yoshinoya Holdings Co. Ltd.	505,751	8,968
	Anritsu Corp.	1,044,228	8,919
	Aica Kogyo Co. Ltd.	403,075	8,865
	Pilot Corp.	279,324	8,859
	Kokuyo Co. Ltd.	643,154	8,837
	NHK Spring Co. Ltd.	1,209,038	8,837
	GMO internet group Inc.	459,656	8,829
	OSG Corp.	605,989	8,699
	Descente Ltd.	303,772	8,685
	Hoshino Resorts REIT Inc.	2,024	8,685
	DeNA Co. Ltd.	663,805	8,644
	Tomy Co. Ltd.	684,204	8,619
	Toyota Boshoku Corp.	479,495	8,582
	Hitachi Zosen Corp.	1,296,045	8,576

23

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nisshinbo Holdings Inc.	1,032,291	8,561
	Furukawa Electric Co. Ltd.	483,337	8,548
[1]	Pola Orbis Holdings Inc.	585,987	8,544
[1]	Japan Excellent Inc.	9,758	8,491
	OBIC Business Consultants Co. Ltd.	230,156	8,433
[1]	Yaoko Co. Ltd.	167,378	8,396
	Bic Camera Inc.	1,130,559	8,389
	Takeuchi Manufacturing Co. Ltd.	270,498	8,357
	Kureha Corp.	145,404	8,330
	Kyudenko Corp.	307,901	8,267
	Wacoal Holdings Corp.	409,771	8,243
	Colowide Co. Ltd.	581,844	8,242
	Mirait One Corp.	652,072	8,208
	AEON Financial Service Co. Ltd.	916,849	8,190
	PALTAC Corp.	246,219	8,186
*	Shikoku Electric Power Co. Inc.	1,196,923	8,157
	NIPPON REIT Investment Corp.	3,401	8,069
	Toagosei Co. Ltd.	887,196	7,960
	SMS Co. Ltd.	395,789	7,960
	Dexerials Corp.	361,247	7,936
	Nikkon Holdings Co. Ltd.	396,978	7,934
	CKD Corp.	483,552	7,932
	H.U. Group Holdings Inc.	412,553	7,889
	Hokuhoku Financial Group Inc.	984,295	7,880
	Okumura Corp.	276,977	7,840
	Chugin Financial Group Inc.	1,302,682	7,840
	Sawai Group Holdings Co. Ltd.	306,701	7,731
	Outsourcing Inc.	808,724	7,716
	Heiwa Real Estate REIT Inc.	7,591	7,702
	Takasago Thermal Engineering Co. Ltd.	458,901	7,699
	Ain Holdings Inc.	216,665	7,652
	Glory Ltd.	381,172	7,648
	Tadano Ltd.	951,667	7,603
	Asahi Holdings Inc.	561,626	7,589
	Japan Material Co. Ltd.	453,588	7,581
	Resorttrust Inc.	510,520	7,577
	Sangetsu Corp.	433,941	7,496
	As One Corp.	188,653	7,486
	Izumi Co. Ltd.	313,781	7,483
	NEC Networks & System Integration Corp.	540,244	7,468
	Japan Aviation Electronics Industry Ltd.	353,466	7,398
	Justsystems Corp.	262,760	7,369
	Toridoll Holdings Corp.	336,676	7,338
	Okamura Corp.	551,939	7,327
		Shares	Market Value• ($000)
	Kyoritsu Maintenance Co. Ltd.	192,394	7,315
*	Sansan Inc.	619,495	7,308
	Toho Holdings Co. Ltd.	395,635	7,278
	Benesse Holdings Inc.	566,684	7,248
*	Hokuriku Electric Power Co.	1,345,513	7,248
	Japan Elevator Service Holdings Co. Ltd.	549,757	7,233
	Daishi Hokuetsu Financial Group Inc.	334,542	7,225
	FP Corp.	353,838	7,215
	Sakata Seed Corp.	247,593	7,175
	Nippon Soda Co. Ltd.	199,175	7,170
	Acom Co. Ltd.	2,949,925	7,161
	NS Solutions Corp.	255,340	7,135
	DTS Corp.	302,102	7,132
	Heiwa Corp.	409,118	7,115
	Kusuri no Aoki Holdings Co. Ltd.	125,402	7,068
	NTN Corp.	3,322,039	7,037
	Duskin Co. Ltd.	312,594	6,989
	Inabata & Co. Ltd.	309,735	6,961
	Japan Petroleum Exploration Co. Ltd.	231,065	6,918
	Fuji Kyuko Co. Ltd.	179,758	6,908
	Shoei Co. Ltd.	371,772	6,896
	Menicon Co. Ltd.	392,077	6,879
	Jaccs Co. Ltd.	196,023	6,857
	Shiga Bank Ltd.	361,711	6,800
	Katitas Co. Ltd.	385,563	6,675
	Sumitomo Osaka Cement Co. Ltd.	251,162	6,644
	Digital Garage Inc.	247,452	6,633
	Tsubakimoto Chain Co.	259,286	6,619
	Toei Co. Ltd.	51,846	6,618
	Kandenko Co. Ltd.	816,672	6,565
	San-In Godo Bank Ltd.	1,169,112	6,554
	Open Up Group Inc.	446,646	6,554
	Sumitomo Warehouse Co. Ltd.	397,758	6,549
	Fukuoka REIT Corp.	5,673	6,534
	Heiwa Real Estate Co. Ltd.	246,105	6,504
	Kaken Pharmaceutical Co. Ltd.	258,906	6,488
	Hokuetsu Corp.	1,074,454	6,478
	H2O Retailing Corp.	630,684	6,447
	EDION Corp.	636,668	6,432
	Nipro Corp.	906,633	6,429
	Information Services International-Dentsu Ltd.	181,690	6,379
	Osaka Soda Co. Ltd.	168,173	6,366
	Seria Co. Ltd.	397,852	6,356
	Global One Real Estate Investment Corp.	7,960	6,299

24

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Fukuyama Transporting Co. Ltd.	224,731	6,271
	Organo Corp.	210,388	6,219
	DCM Holdings Co. Ltd.	730,439	6,190
	Shibaura Machine Co. Ltd.	182,248	6,178
	TKC Corp.	228,112	6,172
	Makino Milling Machine Co. Ltd.	157,633	6,128
	Rorze Corp.	75,072	6,121
[1]	Royal Holdings Co. Ltd.	333,180	6,112
	Taikisha Ltd.	213,624	6,097
[1]	CRE Logistics REIT Inc.	4,913	6,080
*	Nippon Paper Industries Co. Ltd.	735,847	6,061
	Round One Corp.	1,518,841	6,017
	Shochiku Co. Ltd.	78,514	5,989
*	Hokkaido Electric Power Co. Inc.	1,444,236	5,951
	Lintec Corp.	376,012	5,943
	Mixi Inc.	318,083	5,921
	Daihen Corp.	152,734	5,910
	Takuma Co. Ltd.	570,639	5,874
	Sumitomo Pharma Co. Ltd.	1,319,201	5,864
	Kaga Electronics Co. Ltd.	131,707	5,862
	Juroku Financial Group Inc.	269,194	5,816
	Ichigo Office REIT Investment Corp.	9,367	5,812
	Aichi Financial Group Inc.	359,285	5,806
	Tokai Rika Co. Ltd.	388,941	5,773
	TOKAI Holdings Corp.	922,487	5,772
	Senko Group Holdings Co. Ltd.	798,265	5,746
	Kumiai Chemical Industry Co. Ltd.	730,516	5,706
[1]	Seiren Co. Ltd.	331,369	5,687
	Mani Inc.	477,892	5,661
	Ryosan Co. Ltd.	185,137	5,627
	Tsuburaya Fields Holdings Inc.	268,558	5,602
	Suruga Bank Ltd.	1,394,604	5,596
	Star Asia Investment Corp.	13,565	5,586
	Toshiba TEC Corp.	193,988	5,575
	Kumagai Gumi Co. Ltd.	260,050	5,566
[1]	Nextage Co. Ltd.	285,783	5,553
	Tokyo Steel Manufacturing Co. Ltd.	584,315	5,530
*,1	Atom Corp.	932,140	5,517
	Monogatari Corp.	223,262	5,419
	Max Co. Ltd.	291,484	5,364
	Nihon Parkerizing Co. Ltd.	716,926	5,346
	KYB Corp.	151,666	5,331
	Riken Keiki Co. Ltd.	132,759	5,330
	Aiful Corp.	2,285,347	5,324
	Shares	Market Value• ($000)
Create Restaurants Holdings Inc.	783,418	5,310
Monex Group Inc.	1,367,941	5,292
Hankyu Hanshin REIT Inc.	5,235	5,259
Joyful Honda Co. Ltd.	445,249	5,256
Daiei Kankyo Co. Ltd.	297,200	5,248
Nishimatsu Construction Co. Ltd.	215,298	5,233
Paramount Bed Holdings Co. Ltd.	313,738	5,227
Itoham Yonekyu Holdings Inc.	1,023,013	5,148
Okasan Securities Group Inc.	1,546,948	5,143
Daio Paper Corp.	650,627	5,124
Ichibanya Co. Ltd.	134,846	5,106
Ariake Japan Co. Ltd.	138,130	5,092
Nichicon Corp.	476,115	5,077
Base Co. Ltd.	127,506	5,072
C Uyemura & Co. Ltd.	88,600	5,062
SOSiLA Logistics REIT Inc.	5,535	5,026
GungHo Online Entertainment Inc.	255,118	5,024
Japan Securities Finance Co. Ltd.	646,038	5,019
Trusco Nakayama Corp.	316,084	5,012
JAFCO Group Co. Ltd.	388,613	4,988
Yodogawa Steel Works Ltd.	210,871	4,982
Autobacs Seven Co. Ltd.	468,563	4,980
Kiyo Bank Ltd.	483,427	4,973
Hosiden Corp.	394,490	4,945
Saizeriya Co. Ltd.	193,327	4,914
Kissei Pharmaceutical Co. Ltd.	245,258	4,912
Nitto Kogyo Corp.	198,601	4,909
Nippn Corp.	383,319	4,908
Milbon Co. Ltd.	142,919	4,892
Taiyo Holdings Co. Ltd.	262,759	4,886
Toyobo Co. Ltd.	679,815	4,873
Fuji Oil Holdings Inc.	351,665	4,866
Advance Logistics Investment Corp.	5,213	4,855
TBS Holdings Inc.	264,862	4,832
ZERIA Pharmaceutical Co. Ltd.	282,318	4,801
Eizo Corp.	145,277	4,788
KOMEDA Holdings Co. Ltd.	253,906	4,782
Nojima Corp.	499,684	4,754
UT Group Co. Ltd.	224,366	4,744
Mitsuboshi Belting Ltd.	154,761	4,743
Nippon Light Metal Holdings Co. Ltd.	469,998	4,743
Benefit One Inc.	459,055	4,715

25

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hokkoku Financial Holdings Inc.	161,953	4,677
	Nichiha Corp.	217,643	4,668
	Mitsubishi Logisnext Co. Ltd.	502,913	4,665
	Kitz Corp.	614,961	4,655
	Fuso Chemical Co. Ltd.	147,874	4,651
	Noevir Holdings Co. Ltd.	122,184	4,651
	Raito Kogyo Co. Ltd.	336,805	4,642
	Idec Corp.	201,371	4,636
	Hyakugo Bank Ltd.	1,594,974	4,634
*	HIS Co. Ltd.	324,944	4,604
	Transcosmos Inc.	184,661	4,595
	Tokai Tokyo Financial Holdings Inc.	1,727,304	4,587
	Iriso Electronics Co. Ltd.	157,133	4,574
	Starts Corp. Inc.	222,637	4,568
	Arcs Co. Ltd.	266,468	4,556
	PAL GROUP Holdings Co. Ltd.	167,690	4,539
	Maruha Nichiro Corp.	268,788	4,523
[1]	Hioki EE Corp.	69,312	4,520
	Ai Holdings Corp.	280,382	4,518
	Megmilk Snow Brand Co. Ltd.	332,494	4,512
	Takara Standard Co. Ltd.	352,937	4,510
	KH Neochem Co. Ltd.	275,345	4,496
	Matsui Securities Co. Ltd.	810,472	4,475
	Wacom Co. Ltd.	1,078,135	4,432
	San-Ai Obbli Co. Ltd.	412,687	4,368
	Kohnan Shoji Co. Ltd.	179,147	4,362
	Valor Holdings Co. Ltd.	314,035	4,361
	San-A Co. Ltd.	137,735	4,357
	Systena Corp.	2,134,798	4,354
	Adastria Co. Ltd.	203,797	4,348
	Create SD Holdings Co. Ltd.	174,004	4,297
	Tokyo Kiraboshi Financial Group Inc.	197,440	4,289
	JVCKenwood Corp.	1,243,973	4,288
	Kato Sangyo Co. Ltd.	156,021	4,287
	Musashi Seimitsu Industry Co. Ltd.	347,367	4,283
	AZ-COM Maruwa Holdings Inc.	317,082	4,270
	Tocalo Co. Ltd.	406,203	4,263
	UACJ Corp.	224,098	4,261
	Simplex Holdings Inc.	232,305	4,258
	Meidensha Corp.	304,939	4,248
	MOS Food Services Inc.	189,169	4,244
	Mochida Pharmaceutical Co. Ltd.	185,262	4,243
	Nomura Co. Ltd.	616,557	4,238
	Nanto Bank Ltd.	249,131	4,223
	Mitsui-Soko Holdings Co. Ltd.	173,367	4,221
		Shares	Market Value• ($000)
	Komeri Co. Ltd.	206,703	4,214
	ASKUL Corp.	301,502	4,196
	North Pacific Bank Ltd.	2,113,842	4,181
[1]	Funai Soken Holdings Inc.	235,232	4,171
	en japan Inc.	241,004	4,168
	Takara Bio Inc.	362,523	4,164
	Toyo Construction Co. Ltd.	550,740	4,163
*	euglena Co. Ltd.	669,925	4,153
*	RENOVA Inc.	366,079	4,140
	Shinmaywa Industries Ltd.	440,711	4,138
	Tri Chemical Laboratories Inc.	210,959	4,135
	Sanki Engineering Co. Ltd.	392,966	4,134
	Ohsho Food Service Corp.	88,688	4,128
	Nisshin Oillio Group Ltd.	173,573	4,127
	Zojirushi Corp.	334,353	4,127
	T Hasegawa Co. Ltd.	172,126	4,123
	Amvis Holdings Inc.	180,715	4,114
	Nishimatsuya Chain Co. Ltd.	346,975	4,108
	Toyo Ink SC Holdings Co. Ltd.	271,115	4,101
	Earth Corp.	115,435	4,063
	Yokogawa Bridge Holdings Corp.	231,171	4,060
	Oki Electric Industry Co. Ltd.	647,497	4,057
	Totetsu Kogyo Co. Ltd.	216,539	4,028
	Financial Partners Group Co. Ltd.	451,808	3,991
	Toyo Tanso Co. Ltd.	111,278	3,981
	Mirai Corp.	12,399	3,977
	Dip Corp.	159,089	3,974
	Nippon Pillar Packing Co. Ltd.	122,349	3,974
	Change Holdings Inc.	249,489	3,967
	Hirata Corp.	66,174	3,944
	JCR Pharmaceuticals Co. Ltd.	441,349	3,912
	Toei Animation Co. Ltd.	42,300	3,911
[1]	Maeda Kosen Co. Ltd.	174,677	3,894
	Noritake Co. Ltd.	101,848	3,870
[1]	Mitsubishi Pencil Co. Ltd.	330,276	3,852
	Iino Kaiun Kaisha Ltd.	651,679	3,850
	Infomart Corp.	1,673,412	3,849
	Okinawa Cellular Telephone Co.	184,663	3,845
	Yamazen Corp.	499,644	3,844
[1]	Toyo Gosei Co. Ltd.	53,094	3,838
	Mizuno Corp.	148,361	3,837
	Ogaki Kyoritsu Bank Ltd.	298,240	3,821
	Musashino Bank Ltd.	251,563	3,809
	Exedy Corp.	225,960	3,806
	Seiko Group Corp.	210,065	3,806

26

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nachi-Fujikoshi Corp.	133,526	3,797
	SKY Perfect JSAT Holdings Inc.	953,976	3,790
	JCU Corp.	158,136	3,760
	Gunze Ltd.	121,406	3,746
	Fuji Media Holdings Inc.	356,233	3,736
	Central Glass Co. Ltd.	174,190	3,735
	Kyorin Pharmaceutical Co. Ltd.	306,706	3,733
	Optex Group Co. Ltd.	263,587	3,718
	Awa Bank Ltd.	267,699	3,701
	Nippon Densetsu Kogyo Co. Ltd.	268,655	3,695
	Sanyo Denki Co. Ltd.	68,196	3,686
	Showa Sangyo Co. Ltd.	197,957	3,685
	Shibaura Mechatronics Corp.	23,600	3,678
	United Arrows Ltd.	211,136	3,653
	Japan Lifeline Co. Ltd.	508,419	3,649
	Shizuoka Gas Co. Ltd.	446,172	3,630
*,1	W-Scope Corp.	397,880	3,621
	Topre Corp.	324,608	3,595
	Yuasa Trading Co. Ltd.	117,711	3,595
	FCC Co. Ltd.	275,847	3,592
	Raiznext Corp.	348,000	3,582
	Takara Leben Real Estate Investment Corp.	5,337	3,579
	Premium Group Co. Ltd.	296,300	3,579
	Orient Corp.	455,869	3,577
	Nissha Co. Ltd.	304,332	3,567
	Micronics Japan Co. Ltd.	254,605	3,565
	Taihei Dengyo Kaisha Ltd.	120,003	3,552
	Heiwado Co. Ltd.	237,492	3,550
	MCJ Co. Ltd.	508,526	3,544
	Japan Wool Textile Co. Ltd.	488,227	3,535
	Nagawa Co. Ltd.	73,453	3,521
*	Raksul Inc.	370,392	3,493
	eGuarantee Inc.	260,575	3,476
	Arata Corp.	105,293	3,442
[1]	Kisoji Co. Ltd.	203,619	3,435
	Prima Meat Packers Ltd.	227,379	3,429
	Management Solutions Co. Ltd.	119,365	3,408
*	Leopalace21 Corp.	1,825,040	3,394
	Sanyo Special Steel Co. Ltd.	170,283	3,375
*	Ringer Hut Co. Ltd.	193,141	3,360
	Fukushima Galilei Co. Ltd.	89,843	3,350
	Elecom Co. Ltd.	330,048	3,347
	Tokyo Electron Device Ltd.	45,389	3,341
	Star Micronics Co. Ltd.	266,620	3,336
		Shares	Market Value• ($000)
	Aoyama Trading Co. Ltd.	362,272	3,330
	Senshu Ikeda Holdings Inc.	2,051,968	3,323
	One REIT Inc.	1,917	3,316
	United Super Markets Holdings Inc.	428,201	3,309
	Megachips Corp.	127,065	3,307
[1]	Hiday Hidaka Corp.	202,285	3,301
	Future Corp.	276,676	3,299
	Life Corp.	155,202	3,298
	Nippon Signal Company Ltd.	441,441	3,294
	Towa Corp.	183,315	3,293
	Mitsubishi Shokuhin Co. Ltd.	127,612	3,292
	Fuji Seal International Inc.	310,830	3,291
	Restar Holdings Corp.	193,327	3,287
	Maruzen Showa Unyu Co. Ltd.	120,246	3,285
*	Nippon Sheet Glass Co. Ltd.	700,243	3,285
	Keiyo Bank Ltd.	884,978	3,277
	SAMTY Co. Ltd.	209,785	3,265
	Nitto Boseki Co. Ltd.	204,023	3,261
	Cybozu Inc.	199,532	3,260
	Tsugami Corp.	337,407	3,252
	Pacific Industrial Co. Ltd.	357,341	3,233
	Maxell Ltd.	290,091	3,232
	Kanamoto Co. Ltd.	211,337	3,224
	Konishi Co. Ltd.	201,194	3,210
	Belc Co. Ltd.	71,902	3,207
	Morita Holdings Corp.	296,246	3,205
*,1	Oisix ra daichi Inc.	186,059	3,200
	Mitsuuroko Group Holdings Co. Ltd.	329,914	3,183
	Valqua Ltd.	116,273	3,178
[1]	Toho Titanium Co. Ltd.	260,844	3,178
[1]	Kura Sushi Inc.	149,530	3,171
	Health Care & Medical Investment Corp.	2,801	3,164
	Hakuto Co. Ltd.	81,557	3,157
	Sekisui Jushi Corp.	198,523	3,157
	S Foods Inc.	144,388	3,155
	Argo Graphics Inc.	116,001	3,154
	Chudenko Corp.	196,146	3,135
	Sakata INX Corp.	370,748	3,135
	KeePer Technical Laboratory Co. Ltd.	91,733	3,127
	Nippon Yakin Kogyo Co. Ltd.	110,137	3,126
	Tokyotokeiba Co. Ltd.	114,182	3,119
	TSI Holdings Co. Ltd.	568,349	3,116
	Fuji Co. Ltd.	246,118	3,114
	Hamakyorex Co. Ltd.	116,709	3,112
	Noritz Corp.	251,490	3,110
	Bando Chemical Industries Ltd.	309,185	3,102
	Itochu Enex Co. Ltd.	348,674	3,073

27

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Kameda Seika Co. Ltd.	102,230	3,070
	Hogy Medical Co. Ltd.	138,908	3,069
[1]	OSAKA Titanium Technologies Co. Ltd.	148,280	3,047
	BML Inc.	150,830	3,042
	I'll Inc.	145,985	3,035
	Starts Proceed Investment Corp.	1,875	3,033
	Nittetsu Mining Co. Ltd.	97,176	3,030
	Koshidaka Holdings Co. Ltd.	361,716	3,029
	Prestige International Inc.	713,611	3,028
	Nitta Corp.	142,358	3,023
	Shibuya Corp.	164,721	3,021
	Digital Arts Inc.	73,985	3,019
[1]	Snow Peak Inc.	230,946	3,014
	Nishio Holdings Co. Ltd.	127,685	3,013
	Shoei Foods Corp.	101,264	3,013
	SBS Holdings Inc.	135,093	3,002
	Oiles Corp.	216,166	2,996
*	Universal Entertainment Corp.	175,726	2,994
	Shin-Etsu Polymer Co. Ltd.	281,625	2,991
	Ricoh Leasing Co. Ltd.	102,253	2,990
	Riso Kagaku Corp.	176,878	2,990
	Zuken Inc.	109,866	2,990
	Tachibana Eletech Co. Ltd.	144,106	2,977
	Siix Corp.	271,574	2,971
	Retail Partners Co. Ltd.	268,335	2,970
	Usen-Next Holdings Co. Ltd.	126,044	2,970
	Token Corp.	57,356	2,969
	West Holdings Corp.	170,100	2,964
	Altech Corp.	142,500	2,962
	Aeon Delight Co. Ltd.	138,462	2,956
*	Okinawa Electric Power Co. Inc.	369,863	2,954
	Procrea Holdings Inc.	207,636	2,941
	Sumitomo Mitsui Construction Co. Ltd.	1,135,816	2,922
	Doutor Nichires Holdings Co. Ltd.	198,776	2,912
*	Chiyoda Corp.	1,178,664	2,911
	Wakita & Co. Ltd.	323,168	2,910
	Ryoyo Electro Corp.	116,053	2,900
	ASAHI YUKIZAI Corp.	95,087	2,897
	TOMONY Holdings Inc.	1,139,704	2,897
	Nagaileben Co. Ltd.	191,081	2,894
	Nissan Shatai Co. Ltd.	493,797	2,886
	Tamron Co. Ltd.	102,841	2,880
[1]	Intage Holdings Inc.	252,576	2,878
		Shares	Market Value• ($000)
	Tsurumi Manufacturing Co. Ltd.	158,840	2,878
	Ryobi Ltd.	201,511	2,874
	Daiichi Jitsugyo Co. Ltd.	72,723	2,872
	Fujimori Kogyo Co. Ltd.	115,120	2,870
	Ichigo Inc.	1,493,116	2,862
	Toa Corp.	132,341	2,859
	Samty Residential Investment Corp.	3,449	2,857
	Bank of Nagoya Ltd.	123,744	2,852
	YAMABIKO Corp.	262,354	2,845
	Aida Engineering Ltd.	431,540	2,826
	Shima Seiki Manufacturing Ltd.	218,507	2,825
	Koa Corp.	224,807	2,823
	Uchida Yoko Co. Ltd.	69,665	2,822
[1]	Furuya Metal Co. Ltd.	33,900	2,818
	Anicom Holdings Inc.	644,480	2,817
	Yellow Hat Ltd.	218,133	2,809
	Yonex Co. Ltd.	290,159	2,808
	Chugoku Marine Paints Ltd.	332,774	2,807
	Mandom Corp.	278,641	2,806
	Okamoto Industries Inc.	103,278	2,802
	Meiko Electronics Co. Ltd.	148,005	2,798
	Chofu Seisakusho Co. Ltd.	160,062	2,778
	Axial Retailing Inc.	110,319	2,776
	Nikkiso Co. Ltd.	438,186	2,771
	Tamura Corp.	593,561	2,766
	Bunka Shutter Co. Ltd.	358,378	2,761
	Doshisha Co. Ltd.	170,936	2,752
	Pharma Foods International Co. Ltd.	189,650	2,751
	PHC Holdings Corp.	254,298	2,733
	Furukawa Co. Ltd.	250,116	2,730
[3]	Nippon Koei Co. Ltd.	108,304	2,730
	Sintokogio Ltd.	357,746	2,729
	Roland Corp.	94,318	2,719
	Tokyu Construction Co. Ltd.	525,366	2,715
	Mitani Sekisan Co. Ltd.	79,337	2,712
*,1	PKSHA Technology Inc.	125,666	2,709
	Kyokuto Kaihatsu Kogyo Co. Ltd.	223,067	2,691
	ARTERIA Networks Corp.	195,833	2,682
	Noritsu Koki Co. Ltd.	165,179	2,671
	Press Kogyo Co. Ltd.	625,039	2,671
	Japan Pulp & Paper Co. Ltd.	78,863	2,666
	Avex Inc.	252,491	2,650
	Yokorei Co. Ltd.	323,168	2,629
*	Vision Inc.	204,607	2,623
	Piolax Inc.	173,681	2,621

28

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Senshu Electric Co. Ltd.	102,518	2,619
	Strike Co. Ltd.	107,406	2,601
	Hyakujushi Bank Ltd.	200,998	2,589
	Nippon Seiki Co. Ltd.	377,950	2,578
	Comture Corp.	178,149	2,572
[1]	MEC Co. Ltd.	103,894	2,565
	Eiken Chemical Co. Ltd.	239,134	2,561
	Insource Co. Ltd.	309,480	2,555
	VT Holdings Co. Ltd.	670,377	2,551
	Saibu Gas Holdings Co. Ltd.	176,637	2,544
	Tosei Corp.	208,402	2,531
	Infocom Corp.	159,965	2,529
	Gree Inc.	568,194	2,528
	Kanto Denka Kogyo Co. Ltd.	364,372	2,500
	Ishihara Sangyo Kaisha Ltd.	272,197	2,486
	Konoike Transport Co. Ltd.	216,160	2,485
	Towa Pharmaceutical Co. Ltd.	201,562	2,483
	gremz Inc.	120,155	2,477
	Meisei Industrial Co. Ltd.	361,023	2,473
	Geo Holdings Corp.	194,348	2,472
	Nippon Ceramic Co. Ltd.	129,415	2,465
	Shikoku Kasei Holdings Corp.	234,615	2,460
	Kyoei Steel Ltd.	173,832	2,457
	GLOBERIDE Inc.	155,431	2,452
	IDOM Inc.	401,195	2,450
	Torii Pharmaceutical Co. Ltd.	96,984	2,443
	Nippon Kanzai Holdings Co. Ltd.	135,441	2,443
	Sumitomo Densetsu Co. Ltd.	113,058	2,437
	Sato Holdings Corp.	179,358	2,436
	Bell System24 Holdings Inc.	256,903	2,431
	Eagle Industry Co. Ltd.	199,149	2,425
	Matsuya Co. Ltd.	305,147	2,417
	Tosei REIT Investment Corp.	2,604	2,411
	RS Technologies Co. Ltd.	107,530	2,401
	Nippon Carbon Co. Ltd.	79,388	2,398
	Computer Engineering & Consulting Ltd.	191,104	2,394
	Sanyo Chemical Industries Ltd.	81,020	2,391
	Hosokawa Micron Corp.	97,586	2,380
[1]	Tama Home Co. Ltd.	103,433	2,379
	Mimasu Semiconductor Industry Co. Ltd.	109,173	2,376
	Sinfonia Technology Co. Ltd.	197,175	2,362
	Okinawa Financial Group Inc.	163,698	2,362
		Shares	Market Value• ($000)
	Sakai Moving Service Co. Ltd.	67,906	2,360
	Curves Holdings Co. Ltd.	449,345	2,350
[1]	Aeon Hokkaido Corp.	387,722	2,347
	Asahi Diamond Industrial Co. Ltd.	387,374	2,339
	Mitsui DM Sugar Holdings Co. Ltd.	122,184	2,338
	SWCC Corp.	175,251	2,336
	Teikoku Electric Manufacturing Co. Ltd.	123,368	2,332
	Tachi-S Co. Ltd.	216,032	2,328
	Daikyonishikawa Corp.	421,988	2,326
	Tsukishima Holdings Co. Ltd.	273,806	2,303
	JINS Holdings Inc.	111,134	2,302
	Osaka Organic Chemical Industry Ltd.	113,362	2,295
	ZIGExN Co. Ltd.	417,130	2,294
	ARCLANDS Corp.	208,762	2,285
	WingArc1st Inc.	137,848	2,281
	Toho Bank Ltd.	1,452,082	2,280
	TechMatrix Corp.	175,758	2,280
	Onward Holdings Co. Ltd.	819,070	2,274
	Sankei Real Estate Inc.	3,606	2,272
	FULLCAST Holdings Co. Ltd.	148,718	2,268
	Nichireki Co. Ltd.	177,202	2,264
	DyDo Group Holdings Inc.	64,399	2,256
[1]	Obara Group Inc.	77,792	2,253
	Yokowo Co. Ltd.	174,224	2,248
	Nittoku Co. Ltd.	121,700	2,243
	TPR Co. Ltd.	189,275	2,233
	Canon Electronics Inc.	158,603	2,228
	KFC Holdings Japan Ltd.	112,981	2,227
	LITALICO Inc.	137,552	2,227
	METAWATER Co. Ltd.	173,835	2,223
*	M&A Capital Partners Co. Ltd.	95,070	2,219
*,1	Fujio Food Group Inc.	216,873	2,211
	Unipres Corp.	273,805	2,209
	Asanuma Corp.	97,400	2,208
	Shin Nippon Biomedical Laboratories Ltd.	148,621	2,207
[1]	Arcland Service Holdings Co. Ltd.	108,744	2,206
	Komori Corp.	335,650	2,196
[1]	Septeni Holdings Co. Ltd.	787,300	2,195
	ESPEC Corp.	137,372	2,186
	Roland DG Corp.	86,406	2,182
	TRE Holdings Corp.	252,681	2,182
	Topy Industries Ltd.	137,851	2,175
	Aisan Industry Co. Ltd.	265,483	2,167
[1]	J Trust Co. Ltd.	721,485	2,166
	Sala Corp.	396,500	2,163

29

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Qol Holdings Co. Ltd.	178,671	2,154
	ESCON Japan REIT Investment Corp.	2,523	2,143
	CTI Engineering Co. Ltd.	83,800	2,140
	Oyo Corp.	152,303	2,127
	Sun Frontier Fudousan Co. Ltd.	214,357	2,127
	eRex Co. Ltd.	269,621	2,125
*,1	giftee Inc.	162,630	2,123
	Daiki Aluminium Industry Co. Ltd.	216,180	2,108
	Mitsui E&S Co. Ltd.	613,569	2,107
	Torishima Pump Manufacturing Co. Ltd.	159,594	2,107
	Sinko Industries Ltd.	144,838	2,105
	Keihanshin Building Co. Ltd.	261,962	2,104
	Kosaido Holdings Co. Ltd.	143,700	2,103
	Fujicco Co. Ltd.	160,744	2,101
	Trancom Co. Ltd.	45,799	2,095
	Enplas Corp.	51,090	2,082
	Kurabo Industries Ltd.	131,638	2,081
	Ki-Star Real Estate Co. Ltd.	60,371	2,078
	Hibiya Engineering Ltd.	134,652	2,072
	Takasago International Corp.	109,991	2,068
	Yondoshi Holdings Inc.	165,159	2,064
	Totech Corp.	61,800	2,059
	Nippon Fine Chemical Co. Ltd.	101,901	2,055
	Alconix Corp.	214,329	2,049
	Sumitomo Seika Chemicals Co. Ltd.	65,978	2,047
	Weathernews Inc.	44,084	2,041
	Nippon Thompson Co. Ltd.	494,192	2,041
	Bank of the Ryukyus Ltd.	321,305	2,040
	Mirarth Holdings Inc.	659,545	2,033
	G-Tekt Corp.	169,201	2,029
*,1	Kappa Create Co. Ltd.	189,239	2,016
	Anest Iwata Corp.	244,865	2,014
	Nohmi Bosai Ltd.	159,981	2,012
	Miyazaki Bank Ltd.	123,729	2,005
	Takamatsu Construction Group Co. Ltd.	111,382	2,003
[1]	Genky DrugStores Co. Ltd.	65,060	1,995
	JAC Recruitment Co. Ltd.	109,739	1,986
	Broadleaf Co. Ltd.	618,928	1,986
*	SRE Holdings Corp.	73,964	1,985
	Daiwa Industries Ltd.	205,518	1,977
	Krosaki Harima Corp.	31,890	1,967
	Inageya Co. Ltd.	188,634	1,960
	Kyokuyo Co. Ltd.	78,016	1,959
	Daiken Corp.	122,719	1,954
	T-Gaia Corp.	162,311	1,953
		Shares	Market Value• ($000)
	Hokuto Corp.	152,712	1,943
	Pressance Corp.	137,970	1,943
	Joshin Denki Co. Ltd.	142,208	1,939
	TV Asahi Holdings Corp.	169,603	1,937
	Sanyo Electric Railway Co. Ltd.	126,920	1,932
	Halows Co. Ltd.	71,294	1,928
	Pack Corp.	91,967	1,916
	Dai-Dan Co. Ltd.	100,496	1,904
	MARUKA FURUSATO Corp.	119,379	1,901
	San ju San Financial Group Inc.	173,147	1,900
	Tanseisha Co. Ltd.	344,879	1,892
[1]	Takatori Corp.	39,671	1,885
	Nafco Co. Ltd.	142,900	1,883
	Kamei Corp.	182,592	1,879
	Aichi Steel Corp.	86,985	1,852
	Belluna Co. Ltd.	373,488	1,847
	Fukui Bank Ltd.	183,695	1,844
	Riken Vitamin Co. Ltd.	124,218	1,844
	Yamanashi Chuo Bank Ltd.	210,627	1,821
	Fujibo Holdings Inc.	82,148	1,820
	Teikoku Sen-I Co. Ltd.	159,631	1,819
	France Bed Holdings Co. Ltd.	226,175	1,818
	Shin Nippon Air Technologies Co. Ltd.	113,853	1,814
*,1	Istyle Inc.	468,567	1,812
	Oita Bank Ltd.	119,222	1,795
	Yamagata Bank Ltd.	247,206	1,795
	Bank of Iwate Ltd.	125,573	1,786
	Riken Technos Corp.	391,919	1,786
	Sinanen Holdings Co. Ltd.	67,306	1,781
	Godo Steel Ltd.	69,951	1,778
	Shinko Shoji Co. Ltd.	216,046	1,770
	Ines Corp.	169,350	1,769
	Katakura Industries Co. Ltd.	156,210	1,769
	Sodick Co. Ltd.	356,787	1,769
	Starzen Co. Ltd.	111,460	1,769
	Shinnihon Corp.	199,948	1,765
[1]	Tsubaki Nakashima Co. Ltd.	313,676	1,763
	Futaba Industrial Co. Ltd.	479,228	1,762
	Sumitomo Riko Co. Ltd.	295,709	1,759
	Mie Kotsu Group Holdings Inc.	442,137	1,759
	Nichiden Corp.	105,183	1,757
	Key Coffee Inc.	122,419	1,756
	Nippon Parking Development Co. Ltd.	1,126,331	1,754
	NS United Kaiun Kaisha Ltd.	73,127	1,743
	Happinet Corp.	112,920	1,739
	Sun Corp.	140,200	1,737
	Matsuyafoods Holdings Co. Ltd.	60,483	1,733

30

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Tenma Corp.	95,161	1,729
	Denyo Co. Ltd.	120,017	1,722
	Fixstars Corp.	163,650	1,722
	Tokai Corp.	131,068	1,719
	AOKI Holdings Inc.	281,025	1,718
	HI-LEX Corp.	205,491	1,717
	Dai Nippon Toryo Co. Ltd.	268,505	1,713
[1]	Nippon Denko Co. Ltd.	873,427	1,713
	Mitsubishi Research Institute Inc.	44,479	1,700
	Yurtec Corp.	282,857	1,696
	Nissei ASB Machine Co. Ltd.	59,420	1,694
	Pasona Group Inc.	145,892	1,694
	Oriental Shiraishi Corp.	790,176	1,691
	Chori Co. Ltd.	82,072	1,689
	Union Tool Co.	75,041	1,686
	Vector Inc.	180,190	1,685
	COLOPL Inc.	371,626	1,682
	Sumida Corp.	164,373	1,678
	Marudai Food Co. Ltd.	162,443	1,675
	Neturen Co. Ltd.	246,419	1,669
	Tekken Corp.	115,988	1,660
	Solasto Corp.	357,442	1,656
	Airtrip Corp.	85,009	1,654
	Ichikoh Industries Ltd.	434,694	1,652
	ES-Con Japan Ltd.	287,751	1,649
	J-Oil Mills Inc.	148,119	1,647
	Nippon Road Co. Ltd.	25,092	1,631
	Keiyo Co. Ltd.	291,683	1,625
	K&O Energy Group Inc.	102,552	1,622
	Warabeya Nichiyo Holdings Co. Ltd.	105,096	1,620
*,1	Demae-Can Co. Ltd.	573,600	1,619
	Avant Group Corp.	164,400	1,618
	Ryoden Corp.	105,576	1,616
	Yahagi Construction Co. Ltd.	186,629	1,607
	S-Pool Inc.	436,825	1,607
	Arisawa Manufacturing Co. Ltd.	207,500	1,602
	Giken Ltd.	112,789	1,599
	Tonami Holdings Co. Ltd.	49,874	1,599
	World Co. Ltd.	138,847	1,596
	Mitsuba Corp.	280,625	1,589
	Elematec Corp.	124,883	1,586
	Japan Transcity Corp.	366,088	1,581
	Relia Inc.	155,079	1,579
	Macromill Inc.	269,181	1,579
	Zenrin Co. Ltd.	246,063	1,577
	TOC Co. Ltd.	356,412	1,567
[1]	Alpen Co. Ltd.	113,991	1,567
	Miroku Jyoho Service Co. Ltd.	143,048	1,564
	KPP Group Holdings Co. Ltd.	353,200	1,562
	Vital KSK Holdings Inc.	252,315	1,561
	Daiho Corp.	57,965	1,560
		Shares	Market Value• ($000)
	ASKA Pharmaceutical Holdings Co. Ltd.	155,205	1,558
	Okabe Co. Ltd.	303,587	1,551
	Riken Corp.	71,263	1,549
	Shikoku Bank Ltd.	260,392	1,549
	Ehime Bank Ltd.	275,670	1,545
	Gakken Holdings Co. Ltd.	256,474	1,541
[1]	Rock Field Co. Ltd.	148,605	1,541
	Stella Chemifa Corp.	70,695	1,539
	Toyo Corp.	153,649	1,537
	Itochu-Shokuhin Co. Ltd.	42,613	1,534
	Icom Inc.	75,868	1,530
	Daito Pharmaceutical Co. Ltd.	95,819	1,526
	Hokkaido Gas Co. Ltd.	92,386	1,510
	Wellneo Sugar Co. Ltd.	109,647	1,507
	Rheon Automatic Machinery Co. Ltd.	152,242	1,505
	Kurimoto Ltd.	96,444	1,495
	Cosel Co. Ltd.	170,165	1,482
	Elan Corp.	243,586	1,482
	Daikokutenbussan Co. Ltd.	39,968	1,480
	Shinwa Co. Ltd.	90,412	1,476
*	Modec Inc.	151,717	1,473
	Seikagaku Corp.	280,759	1,472
	Onoken Co. Ltd.	131,959	1,468
	EM Systems Co. Ltd.	265,349	1,468
	Akita Bank Ltd.	126,125	1,467
	Aiphone Co. Ltd.	87,345	1,463
	YAKUODO Holdings Co. Ltd.	82,672	1,460
	Sakai Chemical Industry Co. Ltd.	112,092	1,459
	FIDEA Holdings Co. Ltd.	153,055	1,456
	Sagami Holdings Corp.	166,467	1,454
	Fujiya Co. Ltd.	84,299	1,445
	Sparx Group Co. Ltd.	135,587	1,445
	SB Technology Corp.	78,834	1,434
	Nihon Nohyaku Co. Ltd.	287,263	1,431
	Mars Group Holdings Corp.	72,096	1,431
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	97,940	1,427
	Tatsuta Electric Wire & Cable Co. Ltd.	288,163	1,426
	SRA Holdings	62,823	1,418
	Matsuda Sangyo Co. Ltd.	89,337	1,413
	Toyo Kanetsu KK	59,571	1,413
	Chiyoda Integre Co. Ltd.	83,747	1,402
	Chilled & Frozen Logistics Holdings Co. Ltd.	159,384	1,401

31

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Shibusawa Warehouse Co. Ltd.	71,880	1,396
	Osaki Electric Co. Ltd.	363,430	1,387
	Goldcrest Co. Ltd.	110,753	1,384
	Riso Kyoiku Co. Ltd.	754,122	1,380
	NEC Capital Solutions Ltd.	61,730	1,380
	Nissin Corp.	78,854	1,379
	Hoosiers Holdings Co. Ltd.	198,137	1,378
	JM Holdings Co. Ltd.	99,219	1,376
[1]	YA-MAN Ltd.	194,248	1,360
	Hochiki Corp.	109,276	1,358
	Honeys Holdings Co. Ltd.	110,690	1,358
	CMK Corp.	349,339	1,357
*,1	Fujita Kanko Inc.	57,327	1,355
*	Japan Display Inc.	4,984,772	1,355
[1]	Remixpoint Inc.	915,438	1,347
	Fukuda Corp.	39,735	1,345
	Hodogaya Chemical Co. Ltd.	56,018	1,345
*,1	PIA Corp.	57,053	1,345
	Marusan Securities Co. Ltd.	438,619	1,345
[1]	BRONCO BILLY Co. Ltd.	69,362	1,345
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,343
	Optorun Co. Ltd.	79,205	1,341
	Chubu Shiryo Co. Ltd.	181,710	1,334
	Tochigi Bank Ltd.	766,033	1,334
	Softcreate Holdings Corp.	107,766	1,330
*	Nippon Chemi-Con Corp.	152,072	1,329
	m-up Holdings Inc.	169,100	1,326
	World Holdings Co. Ltd.	70,135	1,322
	Furuno Electric Co. Ltd.	178,538	1,321
	Kintetsu Department Store Co. Ltd.	74,618	1,316
	Nichiban Co. Ltd.	100,009	1,316
	Xebio Holdings Co. Ltd.	173,333	1,311
[1]	Takeda Pharmaceutical Co. Ltd. ADR	83,354	1,309
	Nagatanien Holdings Co. Ltd.	88,086	1,307
	Koatsu Gas Kogyo Co. Ltd.	248,189	1,292
	Toho Zinc Co. Ltd.	108,446	1,278
	Proto Corp.	161,332	1,275
	Toenec Corp.	50,923	1,273
	Kawada Technologies Inc.	31,567	1,271
	Marvelous Inc.	271,295	1,268
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,266
	SIGMAXYZ Holdings Inc.	130,292	1,260
	Cawachi Ltd.	81,931	1,252
		Shares	Market Value• ($000)
	Kyodo Printing Co. Ltd.	56,296	1,238
[1]	Carta Holdings Inc.	143,789	1,234
	Tokushu Tokai Paper Co. Ltd.	55,106	1,233
	G-7 Holdings Inc.	134,959	1,233
	DKK Co. Ltd.	79,428	1,227
	Ebase Co. Ltd.	228,612	1,215
	St. Marc Holdings Co. Ltd.	92,569	1,212
	Alpha Systems Inc.	49,538	1,211
	Takaoka Toko Co. Ltd.	79,640	1,191
	Bank of Saga Ltd.	102,957	1,189
	Studio Alice Co. Ltd.	77,134	1,189
	Nitto Kohki Co. Ltd.	86,600	1,189
*	Pacific Metals Co. Ltd.	111,658	1,188
	LEC Inc.	195,753	1,179
	Aeon Fantasy Co. Ltd.	52,673	1,172
	Towa Bank Ltd.	314,177	1,163
	Pole To Win Holdings Inc.	211,751	1,158
[1]	Okuwa Co. Ltd.	198,244	1,152
	JDC Corp.	288,219	1,145
	Tayca Corp.	118,254	1,131
	Moriroku Holdings Co. Ltd.	78,303	1,130
*	TerraSky Co. Ltd.	57,646	1,128
	CI Takiron Corp.	279,000	1,115
	JP-Holdings Inc.	466,003	1,113
	Tomoku Co. Ltd.	77,305	1,113
	Kansai Food Market Ltd.	106,166	1,112
	V Technology Co. Ltd.	65,653	1,108
	Toa Corp. (XTKS)	170,991	1,098
	Aichi Corp.	179,484	1,090
	Daido Metal Co. Ltd.	319,056	1,090
	ValueCommerce Co. Ltd.	115,611	1,088
	Taki Chemical Co. Ltd.	36,067	1,087
	Fudo Tetra Corp.	85,007	1,083
	Komatsu Matere Co. Ltd.	228,964	1,076
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,074
	Tosho Co. Ltd.	121,563	1,072
	Iseki & Co. Ltd.	123,029	1,071
[1]	Link & Motivation Inc.	354,959	1,063
	Tv Tokyo Holdings Corp.	45,183	1,058
	JSP Corp.	81,224	1,056
	Fuji Pharma Co. Ltd.	129,413	1,045
	Kanagawa Chuo Kotsu Co. Ltd.	47,971	1,044
	Nippon Rietec Co. Ltd.	108,697	1,044
*	Optim Corp.	146,893	1,043
	Sankyo Tateyama Inc.	205,761	1,041
	Chiyoda Co. Ltd.	167,035	1,035
	Kanaden Corp.	114,806	1,035

32

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Okura Industrial Co. Ltd.	66,897	1,028
	Ichiyoshi Securities Co. Ltd.	243,646	1,025
	Sanoh Industrial Co. Ltd.	170,665	1,023
	Direct Marketing MiX Inc.	170,483	1,020
	Achilles Corp.	101,446	1,018
	Maezawa Kyuso Industries Co. Ltd.	131,454	1,018
	Ministop Co. Ltd.	101,283	1,016
	Yukiguni Maitake Co. Ltd.	149,269	1,010
	CAC Holdings Corp.	84,413	1,008
	Nisso Corp.	157,507	1,007
	Feed One Co. Ltd.	200,035	1,003
	Kitanotatsujin Corp.	496,610	1,002
	Yorozu Corp.	149,914	995
	Tokyo Energy & Systems Inc.	145,980	990
	LIFULL Co. Ltd.	487,803	973
	Central Security Patrols Co. Ltd.	49,415	972
	Hisaka Works Ltd.	152,459	968
	CTS Co. Ltd.	188,028	966
	Seika Corp.	70,164	962
	Fukui Computer Holdings Inc.	49,444	961
	Maxvalu Tokai Co. Ltd.	50,265	960
[1]	Futaba Corp.	285,311	957
	Midac Holdings Co. Ltd.	88,256	940
*	Gurunavi Inc.	385,339	938
	Advan Group Co. Ltd.	145,032	933
	CMIC Holdings Co. Ltd.	69,261	929
	Sankyo Seiko Co. Ltd.	236,436	926
	Taisei Lamick Co. Ltd.	45,721	924
	Hito Communications Holdings Inc.	85,380	923
	Nihon Tokushu Toryo Co. Ltd.	123,720	920
	Tsutsumi Jewelry Co. Ltd.	56,370	920
	Asahi Co. Ltd.	99,910	902
[1]	Inui Global Logistics Co. Ltd.	98,653	897
	Amuse Inc.	71,194	893
	Nihon Trim Co. Ltd.	37,019	892
*	Sourcenext Corp.	623,888	865
	Osaka Steel Co. Ltd.	88,526	862
	Kenko Mayonnaise Co. Ltd.	93,001	855
*,1	Open Door Inc.	94,896	852
*	KNT-CT Holdings Co. Ltd.	84,869	850
	Nihon Chouzai Co. Ltd.	103,730	850
	Rokko Butter Co. Ltd.	91,786	834
	Melco Holdings Inc.	37,690	833
	GMO GlobalSign Holdings KK	37,641	826
		Shares	Market Value• ($000)
	ST Corp.	78,318	821
	WATAMI Co. Ltd.	131,258	821
*	Nippon Coke & Engineering Co. Ltd.	1,013,050	817
	MTI Ltd.	194,175	810
*	MedPeer Inc.	113,695	803
[1]	Kojima Co. Ltd.	193,855	801
[1]	Sanei Architecture Planning Co. Ltd.	82,063	799
	Nippon Sharyo Ltd.	57,131	798
	Arakawa Chemical Industries Ltd.	114,549	795
	Sanshin Electronics Co. Ltd.	52,811	789
*	Jamco Corp.	71,580	782
	WDB Holdings Co. Ltd.	52,962	782
	Furukawa Battery Co. Ltd.	107,297	779
	Aruhi Corp.	113,295	778
	Yushin Precision Equipment Co. Ltd.	156,000	777
	Oro Co. Ltd.	53,222	772
*	Unitika Ltd.	472,862	771
	Shimizu Bank Ltd.	75,898	769
[1]	Kyokuto Securities Co. Ltd.	171,859	762
	Pronexus Inc.	107,244	745
	Airport Facilities Co. Ltd.	195,162	745
*	Net Protections Holdings Inc.	322,800	745
[1]	Hokkan Holdings Ltd.	77,129	742
	Shimojima Co. Ltd.	95,372	739
[1]	Central Sports Co. Ltd.	44,229	736
	Fibergate Inc.	70,741	735
	Fuso Pharmaceutical Industries Ltd.	51,742	721
	Digital Holdings Inc.	99,939	721
[1]	Tokyo Rakutenchi Co. Ltd.	25,050	717
	Artnature Inc.	135,500	717
	IR Japan Holdings Ltd.	62,874	715
[1]	Tess Holdings Co. Ltd.	111,761	714
	FAN Communications Inc.	253,644	706
	Cleanup Corp.	135,488	696
	Kamakura Shinsho Ltd.	133,163	672
[1]	BrainPad Inc.	98,930	672
	DKS Co. Ltd.	54,542	670
*	FDK Corp.	109,288	669
*	Atrae Inc.	125,093	647
	Yamashin-Filter Corp.	300,744	636
	Taiho Kogyo Co. Ltd.	96,611	628
[1]	Ohara Inc.	61,097	628
	Japan Medical Dynamic Marketing Inc.	88,564	628
	Corona Corp. Class A	97,486	613

33

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Nakayama Steel Works Ltd.	103,963	610
	Akatsuki Inc.	42,802	607
	Medical Data Vision Co. Ltd.	116,903	593
	Inaba Seisakusho Co. Ltd.	51,413	584
	Gecoss Corp.	95,935	583
*,1	Kourakuen Holdings Corp.	82,063	580
	Japan Best Rescue System Co. Ltd.	114,186	556
*	RPA Holdings Inc.	191,370	556
*	Daisyo Corp.	67,791	543
*	Akebono Brake Industry Co. Ltd.	542,566	533
	I-PEX Inc.	56,442	527
	Chuo Spring Co. Ltd.	107,880	526
	Ubicom Holdings Inc.	47,071	525
	Sekisui Kasei Co. Ltd.	166,741	510
	Takamiya Co. Ltd.	136,908	510
	Tokyo Individualized Educational Institute Inc.	140,337	503
[1]	V-Cube Inc.	149,442	493
*,1	CHIMNEY Co. Ltd.	53,904	492
*	KLab Inc.	217,750	473
	Enigmo Inc.	171,056	469
*,1	Gunosy Inc.	102,774	434
*	Taiko Pharmaceutical Co. Ltd.	181,125	431
	Kanamic Network Co. Ltd.	129,606	427
*	Media Do Co. Ltd.	42,088	418
	Tokyo Base Co. Ltd.	168,771	416
*	Tess Holdings Co. Ltd. Rights Exp. 8/24/23	111,761	399
	Raccoon Holdings Inc.	82,790	394
	Linical Co. Ltd.	68,678	390
*	COOKPAD Inc.	271,541	323
	Robot Home Inc.	224,508	305
	Wowow Inc.	35,634	283
*	Right On Co. Ltd.	65,911	270
			35,016,530
Netherlands (3.6%)
	ASML Holding NV	3,124,355	2,266,184
	Prosus NV	5,610,230	410,861
*,2	Adyen NV	233,259	403,927
	ING Groep NV	27,841,719	375,351
	Koninklijke Ahold Delhaize NV Class B	7,601,374	259,154
	Wolters Kluwer NV	1,971,192	250,289
	Heineken NV	2,218,083	228,100
*	Koninklijke Philips NV	7,301,052	158,197
	ASM International NV	370,108	157,149
*	DSM-Firmenich AG	1,375,885	148,065
	Universal Music Group NV	5,938,725	131,928
	Akzo Nobel NV	1,348,834	110,271
	ArcelorMittal SA	3,691,367	100,716
		Shares	Market Value• ($000)
	Heineken Holding NV	1,050,590	91,425
	Koninklijke KPN NV	25,177,147	89,882
	NN Group NV	2,231,210	82,594
	EXOR NV	827,389	73,865
	Aegon NV	13,932,647	70,727
	BE Semiconductor Industries NV	608,736	66,020
	IMCD NV	450,156	64,782
	ASR Nederland NV	1,154,657	52,079
[1,2]	ABN AMRO Bank NV GDR	3,130,828	48,663
	Randstad NV	870,656	45,918
	Aalberts NV	762,926	32,128
	JDE Peet's NV	957,761	28,498
[2]	Signify NV	990,382	27,764
*,2	Just Eat Takeaway.com NV	1,620,401	24,838
	Arcadis NV	574,007	24,007
	OCI NV	767,815	18,442
	Koninklijke Vopak NV Class B	514,454	18,363
*	InPost SA	1,613,485	17,511
	SBM Offshore NV	1,226,365	16,811
	Allfunds Group plc	2,661,690	16,255
	TKH Group NV	324,259	16,094
[1,2]	Basic-Fit NV	412,626	15,776
*,1	Galapagos NV	384,989	15,664
*	Fugro NV	882,913	13,756
	AMG Advanced Metallurgical Group NV	248,667	12,902
[1,2]	Alfen NV	169,939	11,427
	Corbion NV	463,599	11,073
	APERAM SA	342,343	10,690
[2]	CTP NV	815,473	10,609
	Eurocommercial Properties NV	411,515	9,558
	Majorel Group Luxembourg SA Class B	164,415	5,136
[1]	PostNL NV	2,859,704	4,988
	Wereldhave NV	319,751	4,887
	Sligro Food Group NV	268,090	4,612
	Flow Traders Ltd.	206,768	4,561
*	TomTom NV	534,389	4,154
	Koninklijke BAM Groep NV	1,931,650	3,723
	NSI NV	138,374	3,085
	Vastned Retail NV	130,205	2,775
[1]	Brunel International NV	161,212	2,102
[2]	B&S Group Sarl	204,477	875
*,1	Ebusco Holding NV	71,776	606
			6,079,817
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd. Class C	4,523,469	68,113
*	Auckland International Airport Ltd.	9,387,777	49,337
	Spark New Zealand Ltd.	14,739,241	46,124
	Infratil Ltd.	6,434,425	40,149
	Meridian Energy Ltd.	9,856,685	33,942
	Contact Energy Ltd.	6,237,076	31,043

34

Developed Markets Index Fund
		Shares	Market Value• ($000)
	EBOS Group Ltd.	1,269,695	28,688
	Mainfreight Ltd.	635,962	28,148
	Mercury NZ Ltd.	5,469,518	21,861
	Fletcher Building Ltd.	6,221,659	20,738
	Ryman Healthcare Ltd.	4,735,479	19,171
*	a2 Milk Co. Ltd.	5,694,760	18,692
	Chorus Ltd.	3,460,338	17,902
	Goodman Property Trust	8,636,076	11,784
	Summerset Group Holdings Ltd.	1,835,171	10,815
	SKYCITY Entertainment Group Ltd.	6,044,634	8,467
	Precinct Properties New Zealand Ltd.	10,338,757	8,191
	Kiwi Property Group Ltd.	12,269,767	6,875
	Genesis Energy Ltd.	4,090,712	6,867
	Freightways Group Ltd.	1,323,632	6,767
*	Air New Zealand Ltd.	12,311,716	5,910
	Vital Healthcare Property Trust	4,033,950	5,799
	Heartland Group Holdings Ltd.	4,762,132	4,976
	Vector Ltd.	2,007,207	4,941
	Argosy Property Ltd.	6,819,358	4,666
	Skellerup Holdings Ltd.	1,379,925	3,893
	Stride Property Group	3,716,252	3,192
	KMD Brands Ltd.	4,429,482	2,721
	Oceania Healthcare Ltd.	5,565,484	2,633
	Scales Corp. Ltd.	924,236	1,788
	SKY Network Television Ltd.	1,159,530	1,739
*	Synlait Milk Ltd.	824,176	841
*	Pacific Edge Ltd.	5,735,384	306
			527,079
Norway (0.7%)
	Equinor ASA	7,289,402	212,259
	DNB Bank ASA	8,112,102	151,702
	Norsk Hydro ASA	10,496,263	62,571
	Aker BP ASA	2,424,757	56,888
	Mowi ASA	3,503,814	55,592
	Telenor ASA	4,960,894	50,301
	Yara International ASA	1,289,061	45,545
	Orkla ASA	6,015,615	43,255
	TOMRA Systems ASA	1,854,632	29,836
	Storebrand ASA	3,680,746	28,708
	Kongsberg Gruppen ASA	587,626	26,710
	Bakkafrost P/F	401,902	24,042
	Subsea 7 SA	1,888,496	23,522
	Gjensidige Forsikring ASA	1,343,411	21,521
	Salmar ASA	504,963	20,349
*	Nordic Semiconductor ASA	1,500,018	18,300
	SpareBank 1 SR-Bank ASA	1,393,071	16,884
*	NEL ASA	12,604,177	14,809
		Shares	Market Value• ($000)
*	Adevinta ASA	2,170,981	14,266
	TGS ASA	936,244	13,951
	SpareBank 1 SMN	1,029,172	13,531
*,1	Borr Drilling Ltd.	1,803,170	13,223
	Schibsted ASA Class A	750,205	13,175
*,2	AutoStore Holdings Ltd.	5,670,221	12,412
	Borregaard ASA	789,581	11,700
	Aker ASA Class A	189,078	10,717
	Schibsted ASA Class B	591,605	9,816
	Hafnia Ltd.	1,952,211	9,540
	Atea ASA	654,388	9,501
	Veidekke ASA	877,270	9,406
	Var Energi ASA	3,213,284	8,736
[2]	Europris ASA	1,272,827	8,487
*,1	Kahoot! ASA	3,002,479	8,190
	Leroy Seafood Group ASA	2,018,084	7,658
	Aker Solutions ASA	2,098,675	7,600
	FLEX LNG Ltd.	239,486	7,318
*,2	Crayon Group Holding ASA	643,766	6,299
[2]	BW LPG Ltd.	611,293	6,100
[2]	Scatec ASA	925,106	6,056
	Wallenius Wilhelmsen ASA	804,322	5,575
	MPC Container Ships ASA	2,936,110	5,022
	Austevoll Seafood ASA	704,341	4,865
[2]	Elkem ASA	2,056,726	4,761
	Stolt-Nielsen Ltd.	173,766	4,428
[2]	Entra ASA	424,609	3,856
	Bonheur ASA	157,700	3,826
	DNO ASA	4,288,350	3,777
*	Aker Carbon Capture ASA	2,683,301	3,522
	Sparebank 1 Oestlandet	257,571	3,120
	Hoegh Autoliners ASA	507,175	2,874
	Grieg Seafood ASA	428,806	2,683
	Wilh Wilhelmsen Holding ASA Class A	100,468	2,637
*	Hexagon Composites ASA	849,457	2,159
	BW Offshore Ltd.	702,984	1,711
	Arendals Fossekompani ASA	85,723	1,451
*	BW Energy Ltd.	568,294	1,364
*,1	Aker Horizons ASA	1,705,248	1,079
			1,169,186
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	4,564,508	72,346
	Powszechna Kasa Oszczednosci Bank Polski SA	6,766,308	60,220
*,2	Dino Polska SA	380,336	44,436
	Powszechny Zaklad Ubezpieczen SA	4,428,409	42,954
	Bank Polska Kasa Opieki SA	1,240,764	33,844

35

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	LPP SA	8,788	30,293
	KGHM Polska Miedz SA	1,082,535	29,974
*,2	Allegro.eu SA	3,587,543	28,269
*	Santander Bank Polska SA	233,439	22,354
[1]	CD Projekt SA	514,247	19,599
*	KRUK SA	140,674	14,124
*	PGE Polska Grupa Energetyczna SA	7,072,653	12,629
*	Pepco Group NV	1,167,899	10,583
*	mBank SA	101,995	10,196
*	Orange Polska SA	5,245,424	9,021
*	Alior Bank SA	737,864	8,784
	Asseco Poland SA	439,975	8,688
	Cyfrowy Polsat SA	1,908,820	7,754
*	Bank Millennium SA	4,850,656	6,878
	Bank Handlowy w Warszawie SA	260,134	5,528
*	Tauron Polska Energia SA	7,560,344	5,117
*	Jastrzebska Spolka Weglowa SA	396,627	3,911
*	CCC SA	311,791	3,235
*	AmRest Holdings SE	554,093	3,136
*	Enea SA	1,961,514	3,086
*,1	Grupa Azoty SA	372,022	2,400
	Warsaw Stock Exchange	201,037	1,883
	Ciech SA	126,167	1,660
*	Kernel Holding SA	139,082	486
			503,388
Portugal (0.2%)
	EDP - Energias de Portugal SA	23,810,480	116,378
	Jeronimo Martins SGPS SA	2,177,673	59,992
	Galp Energia SGPS SA	3,964,344	46,327
	EDP Renovaveis SA	1,968,293	39,333
*	Banco Comercial Portugues SA Class R	61,767,066	14,810
	REN - Redes Energeticas Nacionais SGPS SA	3,058,228	8,328
	Sonae SGPS SA	7,109,635	6,990
	Navigator Co. SA	1,981,203	6,712
	NOS SGPS SA	1,546,214	5,495
	CTT-Correios de Portugal SA	1,171,956	4,456
*,1	Greenvolt-Energias Renovaveis SA	501,681	3,347
	Corticeira Amorim SGPS SA	263,596	2,782
[1]	Altri SGPS SA	561,374	2,551
	Semapa-Sociedade de Investimento e Gestao	116,733	1,658
			319,159
Singapore (1.1%)
	DBS Group Holdings Ltd.	14,362,238	335,398
	Oversea-Chinese Banking Corp. Ltd.	27,797,131	252,870
	United Overseas Bank Ltd.	9,611,449	199,450
		Shares	Market Value• ($000)
	Singapore Telecommunications Ltd.	59,563,893	110,322
	CapitaLand Integrated Commercial Trust	40,125,337	56,863
	Keppel Corp. Ltd.	10,989,273	54,691
	CapitaLand Ascendas REIT	26,957,228	54,410
	Singapore Airlines Ltd.	10,114,053	53,585
	Capitaland Investment Ltd.	20,060,030	49,286
	Wilmar International Ltd.	16,487,600	46,449
	Singapore Exchange Ltd.	6,491,369	46,226
	Singapore Technologies Engineering Ltd.	12,060,480	32,909
	Genting Singapore Ltd.	45,921,128	32,020
	Mapletree Logistics Trust	26,273,402	31,600
	Sembcorp Industries Ltd.	7,173,813	30,568
*	Seatrium Ltd.	322,085,907	29,873
	Mapletree Industrial Trust	15,075,249	24,663
	Venture Corp. Ltd.	2,122,936	23,178
	Mapletree Pan Asia Commercial Trust	18,225,182	21,925
	Frasers Logistics & Commercial Trust	22,679,834	21,000
	Jardine Cycle & Carriage Ltd.	779,818	20,108
	UOL Group Ltd.	3,933,458	18,748
	City Developments Ltd.	3,688,789	18,400
	Keppel DC REIT	10,159,172	16,269
	Suntec REIT	16,884,981	16,139
	NetLink NBN Trust	23,327,244	14,764
	ComfortDelGro Corp. Ltd.	16,183,459	13,906
	Frasers Centrepoint Trust	8,487,483	13,781
	CapitaLand Ascott Trust	16,728,486	13,407
*,1	SATS Ltd.	6,701,703	12,820
	ESR-LOGOS REIT	49,175,757	12,224
	Keppel REIT	16,977,818	11,331
[1]	Keppel Infrastructure Trust	29,419,781	11,112
	Olam Group Ltd.	9,209,310	9,500
	Parkway Life REIT	3,023,166	8,732
	Hutchison Port Holdings Trust Class U	40,403,024	7,812
	Lendlease Global Commercial REIT	15,143,267	7,405
	Raffles Medical Group Ltd.	7,299,094	7,352
	CapitaLand China Trust	9,139,248	6,906
	CDL Hospitality Trusts	6,806,812	6,170
	AEM Holdings Ltd.	2,177,330	6,008
	PARAGON REIT	8,482,293	6,001
	Capitaland India Trust	6,771,130	5,719

36

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Cromwell European REIT	2,640,526	4,501
[1]	AIMS APAC REIT	4,742,814	4,362
	Starhill Global REIT	11,207,670	4,274
	First Resources Ltd.	4,088,332	4,218
[1]	iFAST Corp. Ltd.	1,230,969	4,200
	Sheng Siong Group Ltd.	3,378,173	4,099
	OUE Commercial REIT	16,662,635	4,073
	Singapore Post Ltd.	11,873,268	3,962
	Far East Hospitality Trust	7,540,759	3,519
*	SIA Engineering Co. Ltd.	1,849,016	3,411
	StarHub Ltd.	4,409,174	3,394
	UMS Holdings Ltd.	3,553,992	2,798
	Digital Core REIT Management Pte. Ltd.	5,268,670	2,511
	Hour Glass Ltd.	1,666,900	2,468
	Manulife US REIT	13,166,219	2,286
	Keppel Pacific Oak US REIT	6,390,657	2,015
	Riverstone Holdings Ltd.	4,146,873	1,905
	First REIT	9,128,516	1,757
[1]	Nanofilm Technologies International Ltd.	1,506,479	1,513
	Silverlake Axis Ltd.	5,429,426	1,227
	Prime US REIT	4,667,086	982
*,1	COSCO Shipping International Singapore Co. Ltd.	7,561,216	885
	Bumitama Agri Ltd.	2,160,408	880
	Golden Energy & Resources Ltd.	4,866,600	649
*	Yoma Strategic Holdings Ltd.	8,964,090	592
*,1,3	Ezra Holdings Ltd.	10,329,900	84
*	Capitaland India Trust Manage Rights Exp. 7/10/23	805,764	48
*,3	Eagle Hospitality Trust	4,532,200	—
			1,838,513
South Korea (4.6%)
	Samsung Electronics Co. Ltd. (XKRX)	37,629,738	2,072,017
	SK Hynix Inc.	4,265,093	374,750
	Samsung Electronics Co. Ltd. Preference Shares	6,344,824	287,924
	Samsung SDI Co. Ltd. (XKRX)	409,599	209,155
	LG Chem Ltd. (XKRX)	371,951	189,346
	POSCO Holdings Inc.	591,535	175,066
	Hyundai Motor Co.	1,081,342	170,089
	NAVER Corp.	1,134,788	158,853
	Kia Corp.	1,973,402	132,930
*	LG Energy Solution Ltd.	273,556	115,329
	KB Financial Group Inc.	3,062,966	111,169
[1]	Celltrion Inc.	869,611	101,502
		Shares	Market Value• ($000)
	Shinhan Financial Group Co. Ltd.	3,797,971	98,186
	Kakao Corp.	2,394,340	89,931
[1]	Ecopro Co. Ltd.	151,210	87,343
	Hyundai Mobis Co. Ltd.	489,755	86,710
	LG Electronics Inc. (XKRX)	840,387	81,340
*,2	Samsung Biologics Co. Ltd.	139,756	79,127
[1]	Ecopro BM Co. Ltd.	360,892	68,652
	Hana Financial Group Inc.	2,272,783	67,848
	POSCO Future M Co. Ltd.	224,358	60,531
	Samsung C&T Corp.	661,393	53,232
	KT&G Corp.	814,045	51,135
*	SK Innovation Co. Ltd.	415,491	50,372
	Samsung Electro-Mechanics Co. Ltd.	437,677	48,321
	LG Corp.	710,080	47,618
*	Doosan Enerbility Co. Ltd.	3,355,746	46,368
	Woori Financial Group Inc.	4,997,514	44,892
	Samsung Fire & Marine Insurance Co. Ltd.	246,702	43,051
	Celltrion Healthcare Co. Ltd.	778,382	38,970
[1]	L&F Co. Ltd.	195,544	36,394
*	Krafton Inc.	232,918	34,689
[1]	HMM Co. Ltd.	2,308,727	33,198
*	Korea Electric Power Corp.	2,011,122	31,475
[1]	SK Inc.	276,434	31,357
*	HYBE Co. Ltd.	144,053	31,067
[1]	KakaoBank Corp.	1,691,414	30,749
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	339,884	30,214
	Samsung Life Insurance Co. Ltd.	587,560	30,050
[1]	Korea Zinc Co. Ltd.	80,814	30,017
	NCSoft Corp.	125,124	28,177
	Korean Air Lines Co. Ltd.	1,461,225	27,107
*	Samsung Engineering Co. Ltd.	1,247,955	26,912
	Samsung SDS Co. Ltd.	286,524	26,858
	Hanwha Aerospace Co. Ltd.	272,547	26,396
*	Hanwha Solutions Corp.	818,336	26,390
*	SK Square Co. Ltd.	780,882	26,376
	LG Innotek Co. Ltd.	111,112	26,321
*	Samsung Heavy Industries Co. Ltd.	5,145,861	26,182
	Meritz Financial Group Inc.	795,328	25,217
	LG H&H Co. Ltd. (XKRX)	71,016	24,818

37

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Hyundai Motor Co. Preference Shares (XKRX)	275,209	22,986
*	CosmoAM&T Co. Ltd.	159,005	22,709
[1]	Korea Aerospace Industries Ltd.	554,604	22,524
[1]	Hyundai Glovis Co. Ltd.	145,538	21,911
[1]	JYP Entertainment Corp.	214,853	21,443
	LG Display Co. Ltd.	1,763,560	21,196
*,1	HLB Inc.	808,595	20,075
	DB Insurance Co. Ltd.	350,743	19,921
	Yuhan Corp.	414,782	19,040
	Doosan Bobcat Inc.	389,704	17,420
	Hyundai Steel Co.	667,417	17,198
	LG Chem Ltd. Preference Shares	63,026	16,932
[1]	Amorepacific Corp.	226,373	16,850
[1]	Lotte Chemical Corp.	142,861	16,814
	Industrial Bank of Korea	2,131,046	16,764
	Hyundai Engineering & Construction Co. Ltd.	569,025	16,541
	S-Oil Corp.	323,774	16,451
*	Hyundai Rotem Co. Ltd.	568,811	15,838
	Orion Corp.Republic of Korea	171,361	15,628
	Hyundai Motor Co. Preference Shares	185,393	15,344
	HD Hyundai Co. Ltd.	332,381	15,170
	Hankook Tire & Technology Co. Ltd.	576,852	15,134
*,1	Hyundai Heavy Industries Co. Ltd.	147,665	14,840
[1,2]	SK IE Technology Co. Ltd.	199,664	14,792
	Coway Co. Ltd.	441,518	14,754
	Hanmi Pharm Co. Ltd.	59,614	14,007
*,1	SK Biopharmaceuticals Co. Ltd.	226,420	13,953
	Samsung Securities Co. Ltd.	501,741	13,771
[1]	Hotel Shilla Co. Ltd.	245,142	13,719
	Kumho Petrochemical Co. Ltd.	135,081	13,659
	LG Uplus Corp.	1,658,465	13,532
[1]	DB HiTek Co. Ltd.	276,622	13,336
	Fila Holdings Corp.	410,164	12,492
	Korea Investment Holdings Co. Ltd.	303,674	11,977
[1]	Hansol Chemical Co. Ltd.	64,735	11,862
[1]	CJ CheilJedang Corp. (XKRX)	56,717	11,622
	Youngone Corp.	235,853	11,582
*,1	SK Bioscience Co. Ltd.	190,046	11,528
	BNK Financial Group Inc.	2,182,757	11,522
[1]	Kangwon Land Inc.	856,671	11,345
		Shares	Market Value• ($000)
[1]	F&F Co. Ltd.	123,769	11,282
	Mirae Asset Securities Co. Ltd.	2,014,666	11,112
[1]	Posco International Corp.	358,470	10,911
	HL Mando Co. Ltd.	265,029	10,902
	SKC Co. Ltd.	145,344	10,841
	Hyundai Marine & Fire Insurance Co. Ltd.	459,071	10,832
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	376,487	10,829
*	Pearl Abyss Corp.	265,095	10,667
*,1	Hyundai Mipo Dockyard Co. Ltd.	160,270	10,265
	Hanwha Corp. (XKRX)	445,061	10,160
	CS Wind Corp.	153,228	10,093
[1]	Hyundai Doosan Infracore Co. Ltd.	1,096,423	9,998
	GS Holdings Corp.	356,891	9,947
*	W Scope Chungju Plant Co. Ltd.	173,997	9,704
*,1	Kum Yang Co. Ltd.	233,852	9,526
[1]	LS Corp.	134,373	9,524
*,1	Celltrion Pharm Inc.	160,282	9,349
[1]	Hanjin Kal Corp.	251,755	8,981
	E-MART Inc.	151,862	8,892
[1]	Hanon Systems	1,257,715	8,770
[1]	Hyosung Advanced Materials Corp.	24,893	8,742
*,1	Alteogen Inc.	265,642	8,740
	HD Hyundai Electric Co Ltd.	174,759	8,667
	BGF retail Co. Ltd.	64,638	8,586
[1]	OCI Co. Ltd.	98,471	8,511
[1]	LEENO Industrial Inc.	72,753	8,175
*,1	Kakao Games Corp.	324,157	8,158
	Hanmi Semiconductor Co. Ltd.	344,679	7,954
	NH Investment & Securities Co. Ltd.	1,056,760	7,687
[1]	Pan Ocean Co. Ltd.	1,941,974	7,677
	NongShim Co. Ltd.	24,795	7,487
[1]	Dongjin Semichem Co. Ltd.	232,091	7,479
[1]	Shinsegae Inc.	55,107	7,475
	Cheil Worldwide Inc.	539,806	7,452
	LX Semicon Co. Ltd.	84,962	7,395
[1]	LS Electric Co. Ltd.	121,134	7,326
	JB Financial Group Co. Ltd.	1,129,985	7,273
[1]	SM Entertainment Co. Ltd.	89,092	7,254
[1]	Medytox Inc.	39,470	7,084
	GS Engineering & Construction Corp.	487,858	6,948
[1]	Hyosung TNC Corp.	23,887	6,938
[1]	WONIK IPS Co. Ltd.	274,310	6,873
*,1	Cosmochemical Co. Ltd.	191,476	6,870
	KIWOOM Securities Co. Ltd.	100,894	6,818

38

Developed Markets Index Fund
		Shares	Market Value• ($000)
	LG Electronics Inc. Preference Shares	159,940	6,645
	DGB Financial Group Inc.	1,191,676	6,594
[1,2]	Netmarble Corp.	172,944	6,495
	Hyundai Wia Corp.	125,988	6,435
	Daeduck Electronics Co. Ltd.	257,984	6,365
*,1	Bioneer Corp.	170,935	6,349
[1]	Soulbrain Co. Ltd.	32,821	6,301
[1]	Lotte Energy Materials Corp.	170,754	6,295
	LOTTE Fine Chemical Co. Ltd.	118,230	6,249
	DL E&C Co. Ltd.	235,535	6,245
*	SOLUM Co. Ltd.	275,530	6,166
*,1	Kakaopay Corp.	170,687	6,137
	Hyundai Construction Equipment Co. Ltd.	93,498	6,108
	S-1 Corp.	148,528	6,027
[1]	People & Technology Inc.	142,473	5,887
[1]	Hyundai Elevator Co. Ltd.	190,813	5,848
*,1	Hyundai Bioscience Co. Ltd.	287,868	5,832
	Dentium Co. Ltd.	52,329	5,787
*	Hanwha Life Insurance Co. Ltd.	2,861,975	5,622
[1]	Daejoo Electronic Materials Co. Ltd.	75,797	5,591
	Kolon Industries Inc.	145,435	5,543
	Hyundai Autoever Corp.	51,800	5,538
	Samsung SDI Co. Ltd. Preference Shares	22,492	5,515
	Samsung Card Co. Ltd.	244,167	5,502
	Advanced Nano Products Co. Ltd.	57,864	5,468
[1]	Eo Technics Co. Ltd.	63,763	5,463
[1]	Koh Young Technology Inc.	459,033	5,407
	GS Retail Co. Ltd.	305,183	5,317
[1]	Hanwha Systems Co. Ltd.	474,148	5,276
[1]	KEPCO Engineering & Construction Co. Inc.	99,167	5,254
[1]	S&S Tech Corp.	123,278	5,220
[1]	PharmaResearch Co. Ltd.	47,384	5,190
*,1	HLB Life Science Co. Ltd.	668,125	5,185
	CJ Corp.	99,898	5,184
[1]	LIG Nex1 Co. Ltd.	83,839	5,168
[1]	YG Entertainment Inc.	86,996	5,115
*,1	Doosan Fuel Cell Co. Ltd.	232,981	5,110
	LX International Corp.	185,031	5,091
*,1	Daewoo Engineering & Construction Co. Ltd.	1,636,794	5,076
[1]	Park Systems Corp.	34,840	4,994
		Shares	Market Value• ($000)
[1]	Chunbo Co. Ltd.	32,978	4,858
[1]	Hanmi Science Co. Ltd.	191,416	4,834
	KCC Corp.	32,222	4,829
[1]	Posco DX Co. Ltd.	413,325	4,808
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	36,820	4,795
[1]	Poongsan Corp.	144,413	4,773
[1]	Hana Micron Inc.	282,088	4,722
	Lotte Shopping Co. Ltd.	88,012	4,593
*	Hanall Biopharma Co. Ltd.	283,686	4,492
[1]	Hyundai Department Store Co. Ltd.	119,482	4,480
*	Hyosung Heavy Industries Corp.	49,927	4,375
*,1	Sam Chun Dang Pharm Co. Ltd.	104,291	4,366
*,1	Oscotec Inc.	245,667	4,348
*,1	STCUBE	354,654	4,289
[1]	Cosmax Inc.	60,099	4,256
	Lutronic Corp.	152,277	4,224
[1]	AMOREPACIFIC Group	207,673	4,162
	SK Chemicals Co. Ltd.	77,717	4,154
	KEPCO Plant Service & Engineering Co. Ltd.	162,861	4,137
[1]	BH Co. Ltd.	199,511	4,120
*,1	LegoChem Biosciences Inc.	147,349	4,107
*,1	Creative & Innovative System	390,812	4,107
[1]	ST Pharm Co. Ltd.	69,859	4,097
*,1	Sungeel Hitech Co. Ltd.	39,447	4,063
[1]	Chong Kun Dang Pharmaceutical Corp.	64,769	4,042
	Korean Reinsurance Co.	758,776	4,040
*	Oci Co. Ltd.	43,637	4,040
	HAESUNG DS Co. Ltd.	87,196	4,037
[1]	Foosung Co. Ltd.	409,714	3,982
[1]	Jusung Engineering Co. Ltd.	272,969	3,968
*,1	Eoflow Co. Ltd.	183,560	3,968
[1]	SK Networks Co. Ltd.	1,023,654	3,962
[1]	Ecopro HN Co. Ltd.	83,764	3,955
[1]	Wemade Co. Ltd.	132,006	3,954
	Korea Gas Corp.	198,516	3,879
[1]	Hite Jinro Co. Ltd.	234,108	3,849
[1]	SFA Engineering Corp.	140,200	3,845
	CJ ENM Co. Ltd.	80,385	3,840
[1]	Kolmar Korea Co. Ltd.	114,515	3,839
	Lotte Corp.	201,605	3,836
*,1	Kumho Tire Co. Inc.	1,055,733	3,813
*,1	Paradise Co. Ltd.	353,824	3,809
[1]	SIMMTECH Co. Ltd.	144,695	3,779
	CJ Logistics Corp.	64,819	3,772

39

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Hugel Inc.	44,882	3,766
*,1	Myoung Shin Industrial Co. Ltd.	208,429	3,737
*	Chabiotech Co. Ltd.	343,656	3,731
	Dongsuh Cos. Inc.	254,360	3,679
[1]	Green Cross Corp.	41,499	3,630
	LG H&H Co. Ltd. Preference Shares	24,513	3,496
[1]	SSANGYONG C&E Co. Ltd.	863,092	3,472
	Com2uSCorp	74,763	3,469
*,1	Mezzion Pharma Co. Ltd.	121,804	3,420
[1]	SL Corp.	120,972	3,394
[1]	Ottogi Corp.	11,387	3,394
[1]	Seegene Inc.	213,655	3,347
	Douzone Bizon Co. Ltd.	140,873	3,323
	SK REITs Co. Ltd.	850,586	3,305
*,1	Duk San Neolux Co. Ltd.	93,600	3,284
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	1,150,093	3,251
*,1	Hana Tour Service Inc.	83,382	3,243
*,1	Taihan Electric Wire Co. Ltd.	299,118	3,240
[1]	HK inno N Corp.	141,309	3,239
*,1	Enchem Co. Ltd.	59,402	3,231
	Hyosung Corp.	66,180	3,179
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	366,125	3,178
*,1	Shin Poong Pharmaceutical Co. Ltd.	252,401	3,066
[1]	Innox Advanced Materials Co. Ltd.	102,772	3,045
[1]	Doosan Co. Ltd.	43,946	3,037
*,1	SK oceanplant Co. Ltd.	195,747	3,011
[1]	Tokai Carbon Korea Co. Ltd.	34,135	3,001
[1]	DL Holdings Co. Ltd.	95,288	2,998
	AfreecaTV Co. Ltd.	53,383	2,989
[1]	PI Advanced Materials Co. Ltd.	102,816	2,980
	JR Global REIT	907,788	2,956
*,1	GemVax & Kael Co. Ltd.	273,794	2,945
	Solus Advanced Materials Co. Ltd.	103,123	2,920
*	Jeju Air Co. Ltd.	257,856	2,920
*,1	ABLBio Inc.	193,768	2,873
[1]	Lotte Chilsung Beverage Co. Ltd.	29,711	2,866
[1]	Seoul Semiconductor Co. Ltd.	291,480	2,846
	ESR Kendall Square REIT Co. Ltd.	917,086	2,798
	Partron Co. Ltd.	400,050	2,793
	Eugene Technology Co. Ltd.	105,937	2,753
		Shares	Market Value• ($000)
*	Sambu Engineering & Construction Co. Ltd.	1,169,627	2,753
[1]	Intellian Technologies Inc.	49,014	2,748
*	Neowiz	90,712	2,727
[1]	Sungwoo Hitech Co. Ltd.	354,206	2,681
[1]	TKG Huchems Co. Ltd.	159,281	2,681
*,1	NKMax Co. Ltd.	240,315	2,638
	IS Dongseo Co. Ltd.	103,633	2,634
	LOTTE REIT Co. Ltd.	944,160	2,623
	i-SENS Inc.	139,123	2,611
[1]	Samyang Foods Co. Ltd.	32,003	2,606
[1]	Daewoong Pharmaceutical Co. Ltd.	35,512	2,601
[1]	Doosan Tesna Inc.	79,967	2,541
	Innocean Worldwide Inc.	84,630	2,532
[1]	DongKook Pharmaceutical Co. Ltd.	231,494	2,525
	Youngone Holdings Co. Ltd.	42,817	2,518
*,1	KMW Co. Ltd.	222,355	2,514
	Shinhan Alpha REIT Co. Ltd.	533,710	2,514
*,1	Shinsung E&G Co. Ltd.	1,409,841	2,512
[1]	L&C Bio Co. Ltd.	95,248	2,509
	Korea Electric Terminal Co. Ltd.	54,279	2,505
	KCC Glass Corp.	74,109	2,504
	Daou Technology Inc.	187,082	2,498
	Samyang Holdings Corp.	44,789	2,474
	CJ CheilJedang Corp. Preference Shares	23,742	2,447
*	Asiana Airlines Inc.	260,204	2,428
	SD Biosensor Inc.	260,822	2,428
*	NHN Corp.	128,990	2,418
[1]	Korea Petrochemical Ind Co. Ltd.	21,999	2,345
*	Pharmicell Co. Ltd.	411,857	2,342
*	DIO Corp.	89,992	2,335
*,1	SFA Semicon Co. Ltd.	557,436	2,310
[1]	Sebang Global Battery Co. Ltd.	62,788	2,307
[1]	MegaStudyEdu Co. Ltd.	58,007	2,291
[1]	Ahnlab Inc.	47,034	2,290
	Amorepacific Corp. (XKRX) Preference Shares	95,007	2,278
	Seojin System Co. Ltd.	151,543	2,267
[1]	Green Cross Holdings Corp.	207,933	2,257
[1]	Youlchon Chemical Co. Ltd.	98,181	2,254
[1]	Mcnex Co. Ltd.	98,169	2,254
*,1	Amicogen Inc.	155,984	2,252
	Han Kuk Carbon Co. Ltd.	252,105	2,238

40

Developed Markets Index Fund
		Shares	Market Value• ($000)
*,1	Naturecell Co. Ltd.	353,134	2,223
	DoubleUGames Co. Ltd.	69,164	2,219
	SNT Motiv Co. Ltd.	55,100	2,218
[1]	Dawonsys Co. Ltd.	206,806	2,183
[1]	RFHIC Corp.	129,772	2,174
[1]	INTOPS Co. Ltd.	83,809	2,165
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	80,354	2,159
	SK Discovery Co. Ltd.	78,691	2,148
[1]	Taekwang Industrial Co. Ltd.	4,459	2,144
[1]	KH Vatec Co. Ltd.	127,475	2,095
	LX Holdings Corp.	347,614	2,092
*	HLB Therapeutics Co. Ltd.	519,776	2,089
*,1	Lotte Tour Development Co. Ltd.	258,269	2,063
*,1	NEPES Corp.	134,920	2,030
*,1	Studio Dragon Corp.	49,538	2,029
[1]	ENF Technology Co. Ltd.	99,109	2,028
[1]	Daesang Corp.	153,429	2,004
	JW Pharmaceutical Corp.	112,261	1,988
[1]	GOLFZON Co. Ltd.	22,441	1,982
	Daishin Securities Co. Ltd. Preference Shares	196,338	1,969
[1]	NICE Information Service Co. Ltd.	248,476	1,935
*,1	Ananti Inc.	356,731	1,913
	Hanjin Transportation Co. Ltd.	125,610	1,903
*	Dongkuk Steel Mill Co. Ltd.	231,032	1,897
[1]	Harim Holdings Co. Ltd.	318,604	1,885
[1]	GC Cell Corp.	62,467	1,871
	Daishin Securities Co. Ltd.	181,965	1,867
	Lotte Rental Co. Ltd.	87,338	1,853
[1]	Humasis Co. Ltd.	945,724	1,850
*,1	Grand Korea Leisure Co. Ltd.	148,062	1,842
[1]	Hankook & Co. Co. Ltd.	201,680	1,826
[1]	Zinus Inc.	87,601	1,826
[1]	Songwon Industrial Co. Ltd.	116,644	1,801
	LF Corp.	139,267	1,800
*,1	Eubiologics Co. Ltd.	316,254	1,796
	Hanwha Investment & Securities Co. Ltd.	884,332	1,795
*	Hanwha General Insurance Co. Ltd.	582,013	1,790
	Samwha Capacitor Co. Ltd.	54,799	1,776
*,1	Genexine Inc.	226,492	1,765
	Handsome Co. Ltd.	99,619	1,764
	InBody Co. Ltd.	79,017	1,764
[1]	Hanssem Co. Ltd.	53,073	1,749
	SK Gas Ltd.	17,923	1,742
*,1	Insun ENT Co. Ltd.	262,165	1,732
		Shares	Market Value• ($000)
	Seah Besteel Holdings Corp.	88,195	1,730
*	Korea Line Corp.	1,113,049	1,718
	Hansae Co. Ltd.	103,851	1,699
*,1	Wysiwyg Studios Co. Ltd.	698,692	1,669
[1]	Orion Holdings Corp.	149,295	1,668
	Nexen Tire Corp.	264,890	1,664
*	GeneOne Life Science Inc.	549,945	1,635
[1]	Young Poong Corp.	3,717	1,618
	LX Hausys Ltd.	46,419	1,614
	Solid Inc.	380,681	1,609
*	Peptron Inc.	152,699	1,594
	TK Corp.	113,213	1,590
	Dong-A ST Co. Ltd.	35,735	1,556
	Advanced Process Systems Corp.	95,643	1,549
[1]	TES Co. Ltd.	94,344	1,537
	Bukwang Pharmaceutical Co. Ltd.	278,657	1,523
	Daewoong Co. Ltd.	159,037	1,516
*	CrystalGenomics Inc.	453,286	1,509
	Namyang Dairy Products Co. Ltd.	3,679	1,496
	Dong-A Socio Holdings Co. Ltd.	23,035	1,487
	Sung Kwang Bend Co. Ltd.	129,374	1,480
	HDC Holdings Co. Ltd.	302,226	1,480
	HL Holdings Corp.	52,319	1,473
	Vieworks Co. Ltd.	52,535	1,457
*	Namsun Aluminum Co. Ltd.	723,447	1,448
	Hyundai Home Shopping Network Corp.	41,524	1,445
*,1	MedPacto Inc.	98,351	1,444
*	AbClon Inc.	109,361	1,436
*	Il Dong Pharmaceutical Co. Ltd.	118,827	1,429
*,1	Modetour Network Inc.	109,425	1,417
	Namhae Chemical Corp.	216,068	1,416
*,1	Komipharm International Co. Ltd.	269,799	1,413
	Ilyang Pharmaceutical Co. Ltd.	107,724	1,409
	Unid Co. Ltd.	27,440	1,406
*,1	Helixmith Co. Ltd.	279,365	1,399
*,1	Danal Co. Ltd.	453,967	1,394
	Samchully Co. Ltd.	16,920	1,392
	SK Securities Co. Ltd.	2,674,850	1,380
*,1	UniTest Inc.	120,023	1,378
	Binggrae Co. Ltd.	37,780	1,366
[1]	Lotte Confectionery Co. Ltd.	17,533	1,351
	Webzen Inc.	128,051	1,350
*,1	CJ CGV Co. Ltd.	190,723	1,350
*,1	Binex Co. Ltd.	169,163	1,340

41

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	CMG Pharmaceutical Co. Ltd.	793,520	1,312
	Huons Co. Ltd.	53,584	1,295
[1]	Boryung	207,195	1,295
	Eugene Investment & Securities Co. Ltd.	421,551	1,271
	Hansol Technics Co. Ltd.	205,189	1,266
*	Hyosung Chemical Corp.	17,591	1,260
*	Hyundai Green Food	129,288	1,252
	iMarketKorea Inc.	166,520	1,251
	Korea United Pharm Inc.	68,666	1,250
*,1	Hancom Inc.	122,353	1,247
[1]	Nature Holdings Co. Ltd.	67,977	1,243
*,1	BNC Korea Co. Ltd.	497,713	1,241
	NICE Holdings Co. Ltd.	139,018	1,238
[1]	Dongwon Industries Co. Ltd.	41,589	1,227
*	Daea TI Co. Ltd.	445,632	1,218
[1]	NHN KCP Corp.	158,788	1,216
[1]	Hanil Cement Co. Ltd.	128,948	1,214
*	HLB Global Co. Ltd.	318,524	1,214
	Yuanta Securities Korea Co. Ltd.	588,778	1,202
	Seobu T&D	210,787	1,197
*	Com2uS Holdings Corp.	41,091	1,188
*	Yungjin Pharmaceutical Co. Ltd.	628,483	1,181
	KC Tech Co. Ltd.	72,604	1,179
*	Samsung Pharmaceutical Co. Ltd.	494,527	1,174
*	Medipost Co. Ltd.	107,192	1,173
*	Dongkuk CM Co. Ltd.	139,242	1,166
	Tongyang Inc.	1,450,596	1,156
[1]	Kwang Dong Pharmaceutical Co. Ltd.	229,423	1,155
	KISWIRE Ltd.	79,825	1,153
	Korea Real Estate Investment & Trust Co. Ltd.	1,080,367	1,136
[1]	Gradiant Corp.	84,141	1,132
[1]	Shinsegae International Inc.	83,670	1,086
[1]	Sangsangin Co. Ltd.	288,645	1,060
	Humedix Co. Ltd.	39,149	1,060
*	Cafe24 Corp.	99,161	1,056
	Hansol Paper Co. Ltd.	122,002	1,039
	Korea Asset In Trust Co. Ltd.	429,889	1,037
	Daol Investment & Securities Co. Ltd.	384,150	1,032
*	Hanwha Galleria Co. Ltd.	880,756	1,014
	KUMHOE&C Co. Ltd.	211,991	988
	Hyundai Corp.	58,136	987
		Shares	Market Value• ($000)
*,1	OliX Pharmaceuticals Inc.	75,981	987
[1]	Dongkuk Steel Mill Co. Ltd. (XKRX)	74,169	985
*,1	iNtRON Biotechnology Inc.	201,678	980
*,1,3	Cellivery Therapeutics Inc.	189,478	961
	Jeil Pharmaceutical Co. Ltd.	66,665	956
	Toptec Co. Ltd.	146,200	952
	TY Holdings Co. Ltd.	150,277	935
	SPC Samlip Co. Ltd.	18,028	934
[1]	Dongwon F&B Co. Ltd.	43,782	930
	HS Industries Co. Ltd.	313,182	925
*	Homecast Co. Ltd.	243,243	921
	Hankook Shell Oil Co. Ltd.	5,336	914
*	Inscobee Inc.	756,988	881
[1]	ITM Semiconductor Co. Ltd.	48,634	824
*,1	Wonik Holdings Co. Ltd.	282,074	816
	KC Co. Ltd.	55,206	814
	Daeduck Co. Ltd.	163,705	813
[1]	Soulbrain Holdings Co. Ltd.	37,780	803
	Aekyung Industrial Co. Ltd.	43,349	798
	Samyang Corp.	24,474	786
	Woongjin Thinkbig Co. Ltd.	374,697	772
	Kolon Corp.	50,498	762
	Chongkundang Holdings Corp.	21,069	759
	Dae Han Flour Mills Co. Ltd.	7,283	744
[1]	Cuckoo Homesys Co. Ltd.	41,570	744
	KISCO Corp.	148,646	742
*	Able C&C Co. Ltd.	130,186	739
	CJ Freshway Corp.	33,406	733
[1]	Maeil Dairies Co. Ltd.	21,677	732
	Sindoh Co. Ltd.	27,107	724
	DB Financial Investment Co. Ltd.	231,124	711
	Eusu Holdings Co. Ltd.	150,259	702
	E1 Corp.	18,014	700
[1]	OptoElectronics Solutions Co. Ltd.	58,194	700
*	Interflex Co. Ltd.	72,569	696
*,1	Telcon RF Pharmaceutical Inc.	786,783	694
	Hanil Holdings Co. Ltd.	74,880	691
	Hansol Holdings Co. Ltd.	292,976	680
*,1	Ace Technologies Corp.	259,446	677
[1]	Hyundai GF Holdings	243,549	674
	BGF Co. Ltd.	229,646	668
*	Eutilex Co. Ltd.	212,756	667
*	Giantstep Inc.	56,889	667

42

Developed Markets Index Fund
		Shares	Market Value• ($000)
	ICD Co. Ltd.	78,844	661
*	Enzychem Lifesciences Corp.	466,542	660
*	HJ Shipbuilding & Construction Co. Ltd.	211,327	656
	Hyundai Bioland Co. Ltd.	71,668	652
	LG HelloVision Co. Ltd.	193,176	634
	Tongyang Life Insurance Co. Ltd.	231,140	629
	LOTTE Himart Co. Ltd.	82,729	627
[1]	Huons Global Co. Ltd.	39,208	625
	Sam Young Electronics Co. Ltd.	83,967	614
	KT Skylife Co. Ltd.	121,208	591
*	Dongsung Pharmaceutical Co. Ltd.	128,195	585
*	Aprogen Biologics	1,990,433	584
	Kolmar Korea Holdings Co. Ltd.	52,623	560
	Cuckoo Holdings Co. Ltd.	44,020	550
	Taeyoung Engineering & Construction Co. Ltd.	170,103	521
	Lock&Lock Co. Ltd.	105,522	479
*,1,3	Kuk-il Paper Manufacturing Co. Ltd.	665,811	404
	Daesung Holdings Co. Ltd.	33,940	380
	Hanwha Corp. Preference Shares	17,705	200
*	Intellian Technologies Inc. Rights	8,171	94
*,1	Korea Electric Power Corp. ADR	3,675	28
			7,762,510
Spain (2.1%)
	Iberdrola SA (XMAD)	46,771,475	610,780
	Banco Santander SA	126,873,570	469,704
	Banco Bilbao Vizcaya Argentaria SA	47,359,517	363,849
	Industria de Diseno Textil SA	8,315,408	322,537
*	Amadeus IT Group SA	3,565,995	271,552
[2]	Cellnex Telecom SA	4,435,613	179,216
	Telefonica SA	39,697,424	161,170
	Repsol SA	10,173,872	147,969
	CaixaBank SA	29,940,121	124,021
	Ferrovial SE	3,736,205	118,109
[2]	Aena SME SA	556,862	90,126
	Red Electrica Corp. SA	3,420,034	57,515
	ACS Actividades de Construccion y Servicios SA	1,605,982	56,473
	Endesa SA	2,507,052	53,871
	Banco de Sabadell SA	44,646,845	51,476
		Shares	Market Value• ($000)
	Enagas SA	1,972,616	38,769
	Bankinter SA	5,423,796	33,382
	Naturgy Energy Group SA	1,089,505	32,479
	Acciona SA	181,296	30,782
*	Grifols SA	2,292,956	29,416
	Merlin Properties Socimi SA	2,647,982	22,681
*	Grifols SA (XMAD) Preference Shares	2,464,682	22,440
	Viscofan SA	308,425	21,318
	Fluidra SA	872,185	17,006
	Acerinox SA	1,558,863	16,568
	Inmobiliaria Colonial Socimi SA	2,666,733	16,169
	Mapfre SA	7,897,360	15,700
	Corp. ACCIONA Energias Renovables SA	446,627	14,942
	Vidrala SA	146,451	13,845
	Cia de Distribucion Integral Logista Holdings SA	491,980	13,267
	Indra Sistemas SA	986,667	12,482
	CIE Automotive SA	391,772	11,987
	Applus Services SA	1,032,173	11,093
	Ebro Foods SA	600,855	10,594
	Sacyr SA	3,075,013	10,522
[2]	Unicaja Banco SA	9,878,207	10,395
	Faes Farma SA	2,517,247	8,746
	Laboratorios Farmaceuticos Rovi SA	169,903	7,868
*	Solaria Energia y Medio Ambiente SA	474,295	7,290
*	Melia Hotels International SA	842,132	5,854
[2]	Gestamp Automocion SA	1,215,221	5,704
	Construcciones y Auxiliar de Ferrocarriles SA	146,507	4,922
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,466,404	4,920
	Almirall SA	582,546	4,816
*	Fomento de Construcciones y Contratas SA	328,696	4,239
[2]	Global Dominion Access SA	825,572	3,535
	Pharma Mar SA	104,785	3,486
	Prosegur Cia de Seguridad SA	1,859,826	3,303
[2]	Neinor Homes SA	313,999	3,161
*,1	Tecnicas Reunidas SA	343,120	3,129
[1]	Ence Energia y Celulosa SA	974,227	3,075
	Lar Espana Real Estate Socimi SA	469,769	2,804
	Atresmedia Corp. de Medios de Comunicacion SA	629,388	2,401
[2]	Prosegur Cash SA	3,086,262	2,006

43

Developed Markets Index Fund
		Shares	Market Value• ($000)
*	Distribuidora Internacional de Alimentacion SA	102,880,236	1,607
*,1	NH Hotel Group SA	198,590	957
*	Sacyr SA Rights Exp. 7/7/23	3,075,013	275
			3,568,303
Sweden (2.8%)
	Atlas Copco AB Class A	19,829,410	286,275
	Investor AB	13,186,503	263,797
	Volvo AB Class B	11,949,743	247,300
	Hexagon AB Class B	16,728,487	205,766
	Assa Abloy AB Class B	7,699,962	185,084
[2]	Evolution AB	1,454,418	184,309
	Sandvik AB	8,525,011	166,444
	Atlas Copco AB Class B	12,179,557	151,861
	Skandinaviska Enskilda Banken AB Class A	12,885,935	142,522
	Swedbank AB Class A	7,978,373	134,644
	Essity AB Class B	4,829,014	128,605
	Telefonaktiebolaget LM Ericsson Class B	23,094,111	125,477
	Nibe Industrier AB Class B	11,514,834	109,487
	Svenska Handelsbanken AB Class A	11,753,608	98,404
	Epiroc AB Class A	4,970,751	94,155
	H & M Hennes & Mauritz AB Class B	5,221,867	89,802
	Alfa Laval AB	2,450,654	89,394
	Investor AB (XSTO)	3,720,135	74,452
	Boliden AB	2,168,043	62,826
	Svenska Cellulosa AB SCA Class B	4,672,973	59,650
	SKF AB Class B	3,054,019	53,218
	EQT AB	2,687,573	51,740
	Indutrade AB	2,224,172	50,201
	Epiroc AB Class B	2,948,985	47,731
	Trelleborg AB Class B	1,784,874	43,318
	Telia Co. AB	19,625,122	43,055
	Skanska AB Class B	2,829,840	39,704
	Saab AB Class B	730,890	39,567
	Lifco AB Class B	1,805,162	39,312
	Beijer Ref AB Class B	2,948,714	37,665
	Tele2 AB Class B	4,357,131	36,035
	Industrivarden AB Class A	1,261,489	34,986
	Volvo AB Class A	1,627,481	34,687
[1]	Castellum AB	3,416,396	32,704
	AddTech AB Class B	1,488,587	32,464
	Securitas AB Class B	3,843,904	31,573
	SSAB AB Class B	4,534,208	31,441
	Getinge AB Class B	1,768,374	31,024
	Husqvarna AB Class B	3,228,892	29,298
	Holmen AB Class B	759,891	27,311
	Sagax AB Class B	1,368,779	27,068
*	Kinnevik AB Class B	1,899,924	26,355
		Shares	Market Value• ($000)
	AAK AB	1,380,429	25,969
	L E Lundbergforetagen AB Class B	579,834	24,692
[1]	Industrivarden AB Class C	893,482	24,655
*	Swedish Orphan Biovitrum AB	1,251,621	24,463
[2]	Thule Group AB	829,964	24,420
	Electrolux AB Class B	1,710,414	23,374
	Fortnox AB	3,930,506	23,209
	Investment AB Latour Class B	1,133,717	22,508
	Elekta AB Class B	2,827,804	21,877
	Hexpol AB	1,959,956	20,811
[1]	Avanza Bank Holding AB	996,101	20,299
	Lagercrantz Group AB	1,525,889	19,680
	SSAB AB Class A	2,562,793	18,236
*	Fastighets AB Balder Class B	4,974,970	18,216
	Axfood AB	853,091	18,055
	Nordnet AB publ	1,344,289	18,010
	Sweco AB Class B	1,596,963	17,596
*	Sectra AB	1,027,830	17,245
*,1	Volvo Car AB Class B	4,255,456	16,931
[2]	Dometic Group AB	2,524,956	16,651
	Loomis AB Class B	562,283	16,420
[2]	Bravida Holding AB	1,589,642	15,291
	Wihlborgs Fastigheter AB	2,084,942	15,091
	Fabege AB	1,978,027	14,250
	Mycronic AB	540,588	13,387
	Billerud AB	1,671,218	12,719
[1]	Hexatronic Group AB	1,586,838	11,840
	AFRY AB	781,411	11,552
	HMS Networks AB Class B	223,483	10,943
[1,2]	Sinch AB	4,826,218	10,898
	Hemnet Group AB	616,170	10,783
	Vitec Software Group AB Class B Class B	206,313	10,367
	Vitrolife AB	522,596	10,157
	Bure Equity AB	434,896	10,113
*	Betsson AB	942,116	10,033
	Hufvudstaden AB Class A	839,013	9,969
	Storskogen Group AB Class B	10,757,193	9,832
	AddLife AB Class A	865,710	9,774
	Electrolux Professional AB Class B	1,785,435	9,690
	Catena AB	261,663	9,593
[2]	Munters Group AB	836,252	9,496
	Instalco AB	1,871,103	9,351
	Wallenstam AB Class B	2,666,982	9,045
	Mips AB	170,834	8,467
	Granges AB	848,981	8,102
*	OX2 AB	1,188,849	8,047
	Pandox AB Class B	690,425	8,043
	Bufab AB	230,839	7,908
	Nyfosa AB	1,422,313	7,873

44

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Medicover AB Class B	507,361	7,703
	Lindab International AB	538,938	7,672
	Beijer Alma AB	345,676	7,224
	AddNode Group AB Class B	921,519	7,118
*,2	BioArctic AB Class B	266,229	6,965
	JM AB	511,490	6,825
	Alleima AB	1,474,291	6,715
	Nolato AB Class B	1,397,842	6,579
	Biotage AB	514,214	6,414
	Arjo AB Class B	1,750,460	6,346
	Peab AB Class B	1,561,268	6,211
	Bilia AB Class A	584,676	6,101
*	Modern Times Group MTG AB Shares B Class B	951,981	6,070
	Atrium Ljungberg AB Class B	350,046	6,069
*	Stillfront Group AB	3,600,022	6,018
	NCC AB Class B	681,313	5,957
*	Sdiptech AB Class B	231,564	5,741
	Concentric AB	297,727	5,683
	INVISIO AB	263,607	5,631
*,2	Boozt AB	495,019	5,531
	Troax Group AB	273,759	5,412
	Cibus Nordic Real Estate AB	466,455	4,536
	Dios Fastigheter AB	695,917	4,449
	Ratos AB Class B	1,561,182	4,379
	Systemair AB	581,659	4,242
*	Camurus AB	164,071	4,241
*,1	Truecaller AB Class B	1,534,695	4,205
[1,2]	Scandic Hotels Group AB	1,020,906	4,142
[1]	Intrum AB	607,845	3,945
	NP3 Fastigheter AB	242,734	3,668
	SkiStar AB	327,008	3,499
	Fagerhult AB	545,548	3,462
*	Viaplay Group AB Class B	599,778	3,441
	Platzer Fastigheter Holding AB Class B	452,402	3,353
[1]	Samhallsbyggnadsbolaget i Norden AB	8,634,564	3,310
	MEKO AB	318,977	3,298
	Corem Property Group AB Class B	6,832,241	3,208
	Cloetta AB Class B	1,628,089	2,962
[1]	Svenska Handelsbanken AB Class B	281,794	2,809
	Skandinaviska Enskilda Banken AB Class C	232,368	2,714
	Investment AB Oresund	272,312	2,597
*,2	Attendo AB	832,069	2,437
	Clas Ohlson AB Class B	315,801	2,369
[2]	Resurs Holding AB	1,180,554	2,194
	Sagax AB Class D	849,759	2,056
	Telefonaktiebolaget LM Ericsson Class A	357,062	2,031
	Volati AB	158,191	1,653
		Shares	Market Value• ($000)
*	Collector Bank AB	601,002	1,626
*,1	BICO Group AB Class B	352,201	1,275
*	Cint Group AB	1,415,659	1,148
*	Nobia AB	852,151	1,082
	Corem Property Group AB Preference Shares	35,329	508
[1]	Samhallsbyggnadsbolaget i Norden AB Class D	1,186,975	489
	Svenska Cellulosa AB SCA Class A	31,965	408
	NCC AB Class A	27,527	246
			4,672,609
Switzerland (7.7%)
	Nestle SA (Registered)	21,166,087	2,546,103
	Roche Holding AG	5,489,605	1,676,910
	Novartis AG (Registered)	15,975,449	1,610,636
	Cie Financiere Richemont SA Class A (Registered)	4,061,789	689,968
	Zurich Insurance Group AG	1,175,378	559,114
	UBS Group AG (Registered)	23,859,982	483,610
	ABB Ltd. (Registered)	11,845,000	465,992
	Lonza Group AG (Registered)	587,467	351,137
	Sika AG (Registered) Class A	1,151,024	329,654
	Alcon Inc.	3,896,928	323,298
	Holcim AG	4,153,770	279,994
	Swiss Re AG	2,287,282	230,473
	Givaudan SA (Registered)	62,927	208,725
	Partners Group Holding AG	174,430	164,460
	Swiss Life Holding AG (Registered)	240,668	140,956
	Geberit AG (Registered)	262,826	137,743
	Straumann Holding AG (Registered)	845,640	137,506
	Swisscom AG (Registered)	201,550	125,796
	Kuehne & Nagel International AG (Registered)	399,222	118,260
	SGS SA (Registered)	1,165,478	110,255
	Sonova Holding AG (Registered)	401,347	107,094
	Julius Baer Group Ltd.	1,671,136	105,461
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	8,321	104,620
	Chocoladefabriken Lindt & Spruengli AG (Registered)	809	100,412
[2]	VAT Group AG	203,272	84,198
	Schindler Holding AG (XSWX)	323,057	75,856

45

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Logitech International SA (Registered)	1,264,821	75,491
	Roche Holding AG (Bearer)	229,219	75,271
	SIG Group AG	2,611,510	72,147
	Swatch Group AG (Bearer)	236,842	69,251
	Barry Callebaut AG (Registered)	28,235	54,552
	Baloise Holding AG (Registered)	358,606	52,748
	Swiss Prime Site AG (Registered)	598,785	52,014
	Georg Fischer AG (Registered)	653,708	49,166
	EMS-Chemie Holding AG (Registered)	56,179	42,573
	Adecco Group AG (Registered)	1,268,372	41,541
	PSP Swiss Property AG (Registered)	356,885	39,877
	Tecan Group AG (Registered)	100,614	38,663
	Temenos AG (Registered)	479,999	38,220
*	Dufry AG (Registered)	836,617	38,160
	Helvetia Holding AG (Registered)	275,448	37,333
	Belimo Holding AG (Registered)	73,268	36,620
	Schindler Holding AG (Registered)	149,744	33,708
	Flughafen Zurich AG (Registered)	150,216	31,246
[2]	Galenica AG	386,075	31,212
	Siegfried Holding AG (Registered)	32,295	26,705
	Clariant AG (Registered)	1,786,574	25,846
	BKW AG	142,570	25,206
[1]	Banque Cantonale Vaudoise (Registered)	222,776	23,531
	Bucher Industries AG (Registered)	51,175	22,647
	Bachem Holding AG	248,258	21,677
	DKSH Holding AG	282,738	21,045
	Swatch Group AG (Registered)	369,000	20,293
	Allreal Holding AG (Registered)	116,263	19,681
*,1	Meyer Burger Technology AG	28,524,417	19,253
	Cembra Money Bank AG Class B	230,754	19,172
	Inficon Holding AG (Registered)	15,268	18,449
	SFS Group AG	139,358	18,362
	Accelleron Industries AG	742,062	17,828
	Softwareone Holding AG	863,882	17,147
	Landis & Gyr Group AG	193,026	16,601
[1]	Stadler Rail AG	418,530	16,352
		Shares	Market Value• ($000)
	Emmi AG (Registered)	16,624	16,032
	Mobimo Holding AG (Registered)	56,848	15,335
	Comet Holding AG (Registered)	58,458	14,942
	Burckhardt Compression Holding AG	24,766	14,543
	Swissquote Group Holding SA (Registered)	69,247	14,412
*	ams-OSRAM AG	1,951,158	14,062
	Vontobel Holding AG (Registered)	213,163	13,524
	Interroll Holding AG (Registered)	4,275	13,230
	Valiant Holding AG (Registered)	124,838	13,016
	Daetwyler Holding AG	57,914	12,354
*	Aryzta AG	7,399,335	12,280
	St Galler Kantonalbank AG (Registered)	22,046	11,952
	Sulzer AG (Registered)	136,570	11,764
	Huber & Suhner AG (Registered)	133,342	11,015
	dormakaba Holding AG	24,140	10,861
	Forbo Holding AG (Registered)	7,288	10,466
	Kardex Holding AG (Registered)	46,267	10,406
	VZ Holding AG	105,543	9,717
*	Dottikon Es Holding AG (Registered)	34,994	9,614
	Komax Holding AG (Registered)	36,990	9,613
	LEM Holding SA (Registered)	3,735	9,351
*,2	Sensirion Holding AG	80,798	8,849
	Ypsomed Holding AG (Registered)	27,193	8,208
	OC Oerlikon Corp. AG (Registered)	1,464,109	7,303
	SKAN Group AG	84,330	7,281
*,1	Idorsia Ltd.	958,060	6,928
	Bystronic AG	10,229	6,801
[2]	Medacta Group SA	48,818	6,648
	EFG International AG	617,896	6,284
	PIERER Mobility AG	71,061	6,069
	Zehnder Group AG	72,696	5,886
	u-blox Holding AG	52,712	5,786
	Intershop Holding AG	8,445	5,634
	Implenia AG (Registered)	114,401	5,556
	Schweiter Technologies AG	7,277	5,254
[2]	Medmix AG	189,000	5,003
	ALSO Holding AG (Registered)	21,588	4,661
*	Basilea Pharmaceutica AG (Registered)	98,200	4,643

46

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Vetropack Holding AG (Registered) Class A	95,942	4,455
	Bossard Holding AG (Registered) Class A	19,955	4,436
	Bell Food Group AG (Registered)	15,453	4,402
[1]	COSMO Pharmaceuticals NV	75,309	3,809
	Arbonia AG	334,425	3,783
	Leonteq AG	80,579	3,697
*	Autoneum Holding AG	21,825	3,577
*,2	Medartis Holding AG	38,976	3,347
	TX Group AG	25,025	2,996
*,2	Montana Aerospace AG	175,699	2,837
*,1	Zur Rose Group AG	64,806	2,831
[1]	Rieter Holding AG (Registered)	23,372	2,428
*,2	PolyPeptide Group AG	114,780	2,410
	Hiag Immobilien Holding AG	28,076	2,385
	APG SGA SA	8,401	1,755
	VP Bank AG Class A	18,301	1,726
			12,943,976
United Kingdom (12.9%)
	AstraZeneca plc	11,707,382	1,678,302
	Shell plc (XLON)	54,186,708	1,616,480
	HSBC Holdings plc	158,344,365	1,253,745
	Unilever plc (XLON)	19,862,406	1,034,319
	BP plc	136,779,926	796,384
	Diageo plc	17,512,473	752,878
	British American Tobacco plc	17,623,157	585,537
	GSK plc	31,873,630	564,882
	Glencore plc	98,755,635	559,933
	Rio Tinto plc	8,629,669	548,413
	RELX plc	15,016,780	500,970
	Reckitt Benckiser Group plc	5,675,284	426,502
	Compass Group plc	13,802,672	386,518
[1]	National Grid plc	29,109,482	385,944
	London Stock Exchange Group plc	3,388,298	360,628
	CRH plc (SGMX)	5,841,253	323,105
	Prudential plc (XLON)	21,805,345	307,965
	Lloyds Banking Group plc	521,936,394	289,335
	BAE Systems plc	24,144,990	284,699
*	Flutter Entertainment plc (XDUB)	1,397,092	280,797
	Experian plc	7,258,012	278,570
	Anglo American plc	9,561,601	272,252
	Ferguson plc	1,624,207	256,546
	Barclays plc	122,779,624	239,861
	Ashtead Group plc	3,456,279	239,627
	SSE plc	8,637,379	202,547
	3i Group plc	7,544,290	187,000
	Tesco plc	57,221,143	180,507
	Haleon plc	41,480,092	170,254
	Vodafone Group plc	173,219,009	163,316
		Shares	Market Value• ($000)
	Imperial Brands plc	7,273,388	160,992
	Standard Chartered plc	18,335,157	159,517
	Rentokil Initial plc	19,962,551	156,081
	Legal & General Group plc	46,995,332	136,066
	NatWest Group plc	43,874,109	134,101
*	Rolls-Royce Holdings plc	66,334,732	127,562
	Smith & Nephew plc	6,911,996	111,513
	Aviva plc Class B	21,900,998	110,189
	Informa plc	11,143,238	102,887
	Bunzl plc	2,671,119	101,791
	Sage Group plc	8,105,849	95,219
	InterContinental Hotels Group plc	1,359,305	93,964
	Segro plc	9,552,524	87,117
	Halma plc	3,001,423	86,877
	WPP plc	8,244,213	86,414
	BT Group plc	55,064,675	85,688
	Next plc	974,420	85,443
	Entain plc	5,025,870	81,267
	Burberry Group plc	2,968,636	80,104
	Croda International plc	1,105,057	78,994
	Spirax-Sarco Engineering plc	582,750	76,809
	Centrica plc	44,814,614	70,661
	Intertek Group plc	1,275,697	69,153
	Smurfit Kappa Group plc	2,060,833	68,968
	Whitbread plc	1,596,817	68,738
	Associated British Foods plc	2,705,707	68,516
	Melrose Industries plc (XLON)	10,601,134	68,304
	United Utilities Group plc	5,406,370	66,106
	Severn Trent plc	1,994,989	65,037
	Admiral Group plc	2,287,705	60,587
	Pearson plc	5,663,913	59,379
	St. James's Place plc	4,286,919	59,286
	Mondi plc (XLON)	3,841,772	58,612
	Smiths Group plc	2,787,978	58,329
[2]	Auto Trader Group plc	7,105,591	55,172
	B&M European Value Retail SA	7,396,513	52,385
	Antofagasta plc	2,743,094	51,012
	J Sainsbury plc	13,716,778	46,890
*	Wise plc Class A	5,590,880	46,732
	Coca-Cola HBC AG	1,557,347	46,455
	Weir Group plc	2,055,177	45,883
	Kingfisher plc	15,391,044	45,361
	DCC plc	780,131	43,642
[1]	Abrdn plc	15,594,365	43,305
	Rightmove plc	6,451,762	42,861
	Land Securities Group plc Class B	5,846,310	42,747
	IMI plc	2,036,310	42,478
	M&G plc	17,300,309	42,103
	Berkeley Group Holdings plc	834,081	41,579
	Dechra Pharmaceuticals plc	872,554	40,860
	Barratt Developments plc	7,759,038	40,779

47

Developed Markets Index Fund
		Shares	Market Value• ($000)
	Phoenix Group Holdings plc	5,837,113	39,494
	Beazley plc	5,231,589	39,222
	Diploma plc	1,032,325	39,184
	Intermediate Capital Group plc	2,207,187	38,689
*	Marks & Spencer Group plc	15,585,505	38,204
	Spectris plc	827,327	37,801
	Schroders plc	6,706,799	37,314
	Hiscox Ltd.	2,653,906	36,794
	Taylor Wimpey plc	27,825,776	36,351
	JD Sports Fashion plc	19,537,950	36,294
	RS Group plc	3,747,420	36,260
	Games Workshop Group plc	259,231	35,973
	DS Smith plc	10,152,051	35,130
	Endeavour Mining plc	1,449,573	34,812
*	Ocado Group plc	4,800,668	34,740
	Howden Joinery Group plc	4,188,946	34,225
[2]	ConvaTec Group plc	12,946,475	33,765
	Persimmon plc	2,523,419	32,879
	Johnson Matthey plc	1,420,003	31,524
	Hargreaves Lansdown plc	2,998,403	31,082
	Hikma Pharmaceuticals plc	1,279,589	30,793
	Tate & Lyle plc	3,182,004	29,370
	Inchcape plc	2,965,640	29,349
	British Land Co. plc	7,371,987	28,429
	UNITE Group plc	2,543,248	28,172
	Investec plc	4,945,281	27,709
	Rotork plc	6,807,644	26,377
	Greggs plc	800,159	25,993
	Man Group plc	9,350,537	25,967
	IG Group Holdings plc	3,016,936	25,957
	ITV plc	29,587,583	25,721
*,1	TUI AG	3,549,215	25,179
	Bellway plc	973,323	24,610
	Tritax Big Box REIT plc	14,840,051	23,618
	Drax Group plc	3,165,091	23,322
	Derwent London plc	886,642	23,079
	Vistry Group plc	2,736,594	22,982
*	Indivior plc	988,257	22,882
	Britvic plc	2,035,191	22,151
	OSB Group plc	3,346,379	20,482
*	SSP Group plc	6,275,116	20,025
	WH Smith plc	995,582	19,630
	Balfour Beatty plc	4,477,892	19,391
*	Carnival plc	1,156,700	19,327
	Pennon Group plc	2,068,375	18,689
	QinetiQ Group plc	4,093,316	18,450
	Big Yellow Group plc	1,349,172	18,411
*	International Consolidated Airlines Group SA	8,824,165	18,209
*	easyJet plc	2,946,571	18,106
*	Playtech plc	2,415,103	18,091
	Direct Line Insurance Group plc	10,458,151	18,082
		Shares	Market Value• ($000)
	Safestore Holdings plc	1,668,605	18,061
	Virgin Money UK plc	9,338,293	17,782
	Cranswick plc	428,424	17,674
	Travis Perkins plc	1,703,966	17,648
	Softcat plc	976,613	17,596
	Serco Group plc	8,786,382	17,383
	Pets at Home Group plc	3,604,446	17,283
*,2	Network International Holdings plc	3,535,332	17,255
*	Dowlais Group plc	10,649,307	17,176
	Grainger plc	5,725,176	16,508
	Hays plc	12,560,239	16,311
	Shaftesbury Capital plc	10,858,811	15,878
	LondonMetric Property plc	7,521,385	15,876
	Harbour Energy plc	5,443,775	15,824
	Grafton Group plc	1,578,748	15,678
*,2	Deliveroo plc Class A	10,426,025	15,176
	Computacenter plc	517,513	15,018
	International Distributions Services plc	5,315,878	14,943
	Oxford Instruments plc	420,458	14,557
*,2	Watches of Switzerland Group plc	1,846,932	14,351
	Genus plc	516,427	14,232
	Lancashire Holdings Ltd.	1,934,500	14,218
	Energean plc	1,084,091	14,126
	Moneysupermarket.com Group plc	4,098,086	14,098
*	Oxford Nanopore Technologies plc	5,029,550	13,638
	Renishaw plc	270,382	13,417
	4imprint Group plc	218,330	13,308
	Close Brothers Group plc	1,184,669	13,291
	Assura plc	22,936,488	13,232
	Mitie Group plc	10,675,812	13,084
	LXI REIT plc	11,803,531	12,930
	Plus500 Ltd.	691,135	12,861
	Dunelm Group plc	897,453	12,813
	Primary Health Properties plc	10,567,131	12,800
	Pagegroup plc	2,470,643	12,595
*	Darktrace plc	3,218,277	12,593
	TBC Bank Group plc	400,698	12,570
	Victrex plc	691,078	12,233
	Bodycote plc	1,496,691	12,208
	Hill & Smith plc	632,816	12,101
*,2	Trainline plc	3,648,068	12,076
	Paragon Banking Group plc	1,776,495	12,002
	TP ICAP Group plc	6,225,250	11,969
	Redrow plc	2,114,166	11,869
[2]	Airtel Africa plc	8,599,347	11,775
	Telecom Plus plc	547,741	11,746
	Kainos Group plc	748,295	11,746
	Fresnillo plc	1,465,112	11,369
	Savills plc	1,050,998	11,360
	Rathbones Group plc	477,068	11,289
	Coats Group plc	12,646,920	11,189

48

Developed Markets Index Fund
		Shares	Market Value• ($000)
[2]	Quilter plc	10,757,602	10,840
	Bytes Technology Group plc (XLON)	1,579,836	10,611
	Centamin plc	9,073,426	10,527
	Bank of Georgia Group plc	282,862	10,519
	Domino's Pizza Group plc	2,985,967	10,471
	Firstgroup plc	5,582,424	10,343
	Sirius Real Estate Ltd.	9,145,528	9,925
*	IWG plc	5,643,367	9,896
	Spirent Communications plc	4,736,938	9,843
*	Ascential plc	3,434,875	9,674
	Ashmore Group plc	3,637,716	9,628
[1]	Hammerson plc	30,421,157	9,618
	Supermarket Income REIT plc	10,049,421	9,338
	AJ Bell plc	2,282,200	9,307
[2]	JTC plc	1,028,311	9,267
*,2	Aston Martin Lagonda Global Holdings plc	2,029,318	9,166
*	John Wood Group plc	5,290,578	9,115
*	Frasers Group plc	1,020,490	9,109
	Great Portland Estates plc	1,714,401	9,067
	Redde Northgate plc	1,816,356	8,648
	Vesuvius plc	1,684,039	8,532
	Diversified Energy Co. plc	7,555,772	8,492
	Premier Foods plc	5,116,141	8,291
	Chemring Group plc	2,264,847	8,158
	Future plc	946,424	8,107
	Just Group plc	8,168,657	8,071
*,1	THG plc Class B	7,684,016	7,951
	Morgan Sindall Group plc	339,784	7,923
	Morgan Advanced Materials plc	2,237,647	7,799
	Rhi Magnesita NV	218,811	7,374
	Senior plc	3,292,002	7,361
*	Helios Towers plc	6,198,888	7,357
	Clarkson plc	195,362	7,347
*	Babcock International Group plc	2,018,186	7,250
	Volution Group plc	1,474,617	7,087
*	S4 Capital plc	4,393,686	7,040
	Genuit Group plc	1,875,640	6,989
	Dr. Martens plc	4,424,572	6,889
	IntegraFin Holdings plc	2,261,271	6,810
	Workspace Group plc	1,117,267	6,723
*	Auction Technology Group plc	693,985	6,601
*	J D Wetherspoon plc	749,180	6,391
*	Elementis plc	4,788,381	6,208
[2]	Spire Healthcare Group plc	2,229,507	6,017
	Ninety One plc	2,626,235	5,619
	IP Group plc	7,712,151	5,549
*	PureTech Health plc	1,999,108	5,519
	Marshalls plc	1,783,184	5,464
		Shares	Market Value• ($000)
	National Express Group plc	4,306,880	5,329
*	Mitchells & Butlers plc	2,033,076	5,282
[2]	Ibstock plc	2,909,306	5,174
	Hilton Food Group plc	646,676	5,135
[2]	Bridgepoint Group plc (Registered)	1,993,774	5,130
	Currys plc	7,621,835	5,072
	Keller Group plc	567,160	5,034
	Essentra plc	2,372,899	4,892
	C&C Group plc	3,056,375	4,867
	Vanquis Banking Group plc	1,972,247	4,767
	Crest Nicholson Holdings plc	1,973,711	4,735
[2]	Petershill Partners plc	2,225,749	4,730
	FDM Group Holdings plc	660,423	4,710
	Halfords Group plc	1,709,959	4,684
	Jupiter Fund Management plc	3,412,918	4,674
	Liontrust Asset Management plc	506,397	4,618
*	Capita plc	13,081,925	4,568
[2]	TI Fluid Systems plc	2,528,664	4,389
*	Alphawave IP Group plc	2,207,735	4,032
*	Molten Ventures plc	1,173,651	3,994
	AG Barr plc	664,554	3,972
*	Moonpig Group plc	2,156,614	3,952
	Picton Property Income Ltd.	4,339,282	3,869
	PZ Cussons plc Class A	1,826,916	3,761
	XP Power Ltd.	148,197	3,715
*	Oxford Biomedica plc	686,632	3,674
*	Greencore Group plc	3,951,911	3,668
	Balanced Commercial Property Trust Ltd.	4,189,112	3,528
*	888 Holdings plc	2,811,728	3,509
	UK Commercial Property REIT Ltd.	5,689,578	3,503
*,1	AO World plc	3,441,945	3,462
*,1	Petrofac Ltd.	3,314,166	3,331
	Wickes Group plc	2,014,270	3,142
*,1	Tullow Oil plc	8,721,016	3,124
[3]	Home REIT plc	5,987,549	2,893
	NCC Group plc	2,291,571	2,824
	Capricorn Energy plc	1,163,411	2,764
	Helical plc	813,782	2,695
	Ferrexpo plc	2,277,340	2,595
*	Synthomer plc	2,719,879	2,520
	Avon Protection plc	229,468	2,488
*,1	ASOS plc	509,228	2,480
*	SIG plc	5,268,575	2,324
	CLS Holdings plc	1,288,380	2,215
*,2	Trustpilot Group plc	2,560,586	2,212
	Hochschild Mining plc	2,393,010	2,157
*	Rank Group plc Class B	1,648,482	1,857
	Ithaca Energy plc	897,248	1,721
[2]	CMC Markets plc	810,499	1,585

49

Developed Markets Index Fund
		Shares	Market Value• ($000)
[1,2]	Bakkavor Group plc	1,168,733	1,411
*,3	Evraz plc	4,134,463	—
*,3	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
*,3	Carillion plc	2,500,529	—
			21,711,935
United States (0.0%)
	Gen Digital Inc.	91	2
Total Common Stocks (Cost $143,385,322)			166,218,354
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[4,5]	Vanguard Market Liquidity Fund, 5.150% (Cost $3,317,689)	33,187,891	3,318,125
Total Investments (100.9%) (Cost $146,703,011)			169,536,479
Other Assets and Liabilities—Net (-0.9%)			(1,489,354)
Net Assets (100%)			168,047,125
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,158,062,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the aggregate value was $3,014,806,000, representing 1.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,307,683,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.
50

Developed Markets Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2023	288	64,631	2,000
Euro Stoxx 50 Index	September 2023	12,095	584,278	8,367
FTSE 100 Index	September 2023	3,139	300,644	(2,030)
S&P ASX 200 Index	September 2023	1,809	215,737	2,349
S&P TSX 60 Index	September 2023	1,187	218,378	3,501
Topix Index	September 2023	2,698	427,806	14,447
				28,634

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	9/20/23	AUD	393,116	USD	263,138	—	(664)
Morgan Stanley Capital Services Inc.	9/20/23	AUD	34,968	USD	23,329	19	—
Bank of America, N.A.	9/20/23	CAD	320,654	USD	239,000	3,357	—
Morgan Stanley Capital Services Inc.	9/20/23	CHF	38,375	USD	43,174	71	—
Barclays Bank plc	9/20/23	CHF	35,000	USD	39,451	—	(9)
State Street Bank & Trust Co.	9/20/23	EUR	371,635	USD	400,566	6,616	—
BNP Paribas	9/20/23	EUR	284,767	USD	306,963	5,041	—
Royal Bank of Canada	9/20/23	GBP	281,248	USD	349,975	7,282	—
BNP Paribas	9/20/23	JPY	49,173,742	USD	356,950	—	(11,802)
State Street Bank & Trust Co.	9/20/23	JPY	19,000,000	USD	133,821	—	(461)
Standard Chartered Bank	9/20/23	KRW	52,292,528	USD	41,110	—	(1,249)
Bank of America, N.A.	9/20/23	USD	86,120	AUD	130,188	—	(804)
BNP Paribas	9/20/23	USD	41,425	AUD	60,153	1,262	—
BNP Paribas	9/20/23	USD	48,554	CAD	64,014	170	—
State Street Bank & Trust Co.	9/20/23	USD	148,074	CHF	132,986	—	(1,787)
UBS AG	9/20/23	USD	147,943	CHF	132,986	—	(1,918)
Bank of America, N.A.	9/20/23	USD	11,714	DKK	81,202	—	(247)
Toronto-Dominion Bank	9/20/23	USD	69,049	EUR	62,849	189	—
JPMorgan Chase Bank, N.A.	9/20/23	USD	65,553	EUR	59,814	18	—
Royal Bank of Canada	9/20/23	USD	43,055	EUR	39,163	146	—
State Street Bank & Trust Co.	9/20/23	USD	23,022	EUR	20,950	68	—
Toronto-Dominion Bank	9/20/23	USD	58,126	GBP	45,289	598	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	30,014	GBP	23,738	—	(140)
HSBC Bank plc	9/20/23	USD	3,653	HKD	28,545	3	—
BNP Paribas	9/20/23	USD	83,759	JPY	11,945,040	—	(83)
Toronto-Dominion Bank	9/20/23	USD	52,962	JPY	7,406,512	976	—
51

Developed Markets Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	9/20/23	USD	23,510	KRW	30,418,883	322	—
State Street Bank & Trust Co.	9/20/23	USD	23,504	KRW	30,418,883	317	—
BNP Paribas	9/20/23	USD	14,920	NOK	157,024	250	—
State Street Bank & Trust Co.	9/20/23	USD	21,504	SEK	233,284	—	(210)
Toronto-Dominion Bank	9/20/23	USD	6,135	SGD	8,251	15	—
						26,720	(19,374)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At June 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $15,033,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Developed Markets Index Fund
Statement of Assets and Liabilities
As of June 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $143,385,322)	166,218,354
Affiliated Issuers (Cost $3,317,689)	3,318,125
Total Investments in Securities	169,536,479
Investment in Vanguard	5,709
Cash	14,081
Cash Collateral Pledged—Futures Contracts	109,802
Cash Collateral Pledged—Forward Currency Contracts	12,173
Foreign Currency, at Value (Cost $40,887)	40,824
Receivables for Investment Securities Sold	5,813
Receivables for Accrued Income	633,549
Receivables for Capital Shares Issued	51,648
Variation Margin Receivable—Futures Contracts	23,036
Unrealized Appreciation—Forward Currency Contracts	26,720
Total Assets	170,459,834
Liabilities
Payables for Investment Securities Purchased	35,094
Collateral for Securities on Loan	2,307,683
Payables for Capital Shares Redeemed	39,678
Payables to Vanguard	10,880
Unrealized Depreciation—Forward Currency Contracts	19,374
Total Liabilities	2,412,709
Net Assets	168,047,125
1 Includes $2,158,062,000 of securities on loan.
53

Developed Markets Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2023, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	151,191,319
Total Distributable Earnings (Loss)	16,855,806
Net Assets	168,047,125

Investor Shares—Net Assets
Applicable to 2,072,849 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,802
Net Asset Value Per Share—Investor Shares	$11.48

ETF Shares—Net Assets
Applicable to 2,464,101,694 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,637,537
Net Asset Value Per Share—ETF Shares	$46.12

Admiral Shares—Net Assets
Applicable to 1,674,614,185 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,828,827
Net Asset Value Per Share—Admiral Shares	$14.83

Institutional Shares—Net Assets
Applicable to 944,102,927 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,016,975
Net Asset Value Per Share—Institutional Shares	$14.85

Institutional Plus Shares—Net Assets
Applicable to 669,664,256 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,539,984
Net Asset Value Per Share—Institutional Plus Shares	$23.21

See accompanying Notes, which are an integral part of the Financial Statements.
54

Developed Markets Index Fund
Statement of Operations

Six Months Ended June 30, 2023
($000)
Investment Income
Income
Dividends[1]	3,138,414
Interest[2]	30,071
Securities Lending—Net	25,411
Total Income	3,193,896
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,636
Management and Administrative—Investor Shares	8
Management and Administrative—ETF Shares	18,211
Management and Administrative—Admiral Shares	6,229
Management and Administrative—Institutional Shares	2,463
Management and Administrative—Institutional Plus Shares	1,789
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	2,006
Marketing and Distribution—Admiral Shares	778
Marketing and Distribution—Institutional Shares	264
Marketing and Distribution—Institutional Plus Shares	259
Custodian Fees	2,500
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	1,269
Shareholders’ Reports—Admiral Shares	152
Shareholders’ Reports—Institutional Shares	51
Shareholders’ Reports—Institutional Plus Shares	64
Trustees’ Fees and Expenses	42
Professional Services	10,485
Other Expenses	71
Total Expenses	52,278
Expenses Paid Indirectly	(48)
Net Expenses	52,230
Net Investment Income	3,141,666
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(337,040)
Futures Contracts	161,139
Forward Currency Contracts	(14,656)
Foreign Currencies	(3,690)
Realized Net Gain (Loss)	(194,247)
55

Developed Markets Index Fund
Statement of Operations (continued)
Six Months Ended June 30, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	13,580,302
Futures Contracts	83,812
Forward Currency Contracts	(6,356)
Foreign Currencies	(3,893)
Change in Unrealized Appreciation (Depreciation)	13,653,865
Net Increase (Decrease) in Net Assets Resulting from Operations	16,601,284
1	Dividends are net of foreign withholding taxes of $290,103,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $27,017,000, ($262,000), and ($315,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $8,000.
4	Includes $395,207,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Developed Markets Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,141,666	4,788,626
Realized Net Gain (Loss)	(194,247)	(1,615,903)
Change in Unrealized Appreciation (Depreciation)	13,653,865	(29,202,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	16,601,284	(26,029,703)
Distributions
Investor Shares	(290)	(603)
ETF Shares	(1,450,424)	(2,812,982)
Admiral Shares	(312,939)	(623,390)
Institutional Shares	(181,992)	(377,819)
Institutional Plus Shares	(191,628)	(394,354)
Total Distributions	(2,137,273)	(4,209,148)
Capital Share Transactions
Investor Shares	(415)	(9,832)
ETF Shares	3,397,241	10,385,991
Admiral Shares	458,421	1,899,137
Institutional Shares	(239,217)	501,738
Institutional Plus Shares	937,527	(515,210)
Net Increase (Decrease) from Capital Share Transactions	4,553,557	12,261,824
Total Increase (Decrease)	19,017,568	(17,977,027)
Net Assets
Beginning of Period	149,029,557	167,006,584
End of Period	168,047,125	149,029,557

See accompanying Notes, which are an integral part of the Financial Statements.
57

Developed Markets Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$10.47	$12.73	$11.79	$10.95	$9.26	$11.16
Investment Operations
Net Investment Income[1]	.212	.333	.331	.235	.361	.312
Net Realized and Unrealized Gain (Loss) on Investments	.939	(2.302)	.996	.834	1.651	(1.914)
Total from Investment Operations	1.151	(1.969)	1.327	1.069	2.012	(1.602)
Distributions
Dividends from Net Investment Income	(.141)	(.291)	(.387)	(.229)	(.322)	(.298)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.141)	(.291)	(.387)	(.229)	(.322)	(.298)
Net Asset Value, End of Period	$11.48	$10.47	$12.73	$11.79	$10.95	$9.26
Total Return[2]	11.01%	-15.39%	11.35%	10.11%	21.96%	-14.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$22	$37	$49	$59	$731
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.16%[3]	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.75%	3.06%	2.61%	2.34%	3.56%	2.89%
Portfolio Turnover Rate[4]	1%	4%	3%	3%	2%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17% and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Developed Markets Index Fund
Financial Highlights
FTSE Developed Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$42.04	$51.14	$47.36	$43.98	$37.20	$44.83
Investment Operations
Net Investment Income[1]	.879	1.403	1.370	.982	1.289	1.291
Net Realized and Unrealized Gain (Loss) on Investments	3.793	(9.281)	4.024	3.363	6.831	(7.677)
Total from Investment Operations	4.672	(7.878)	5.394	4.345	8.120	(6.386)
Distributions
Dividends from Net Investment Income	(.592)	(1.222)	(1.614)	(.965)	(1.340)	(1.244)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.592)	(1.222)	(1.614)	(.965)	(1.340)	(1.244)
Net Asset Value, End of Period	$46.12	$42.04	$51.14	$47.36	$43.98	$37.20
Total Return	11.14%	-15.35%	11.49%	10.29%	22.08%	-14.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113,638	$100,471	$110,103	$87,578	$78,752	$65,139
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.87%	3.22%	2.69%	2.43%	3.13%	3.00%
Portfolio Turnover Rate[3]	1%	4%	3%	3%	2%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Developed Markets Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.52	$16.44	$15.23	$14.14	$11.96	$14.41
Investment Operations
Net Investment Income[1]	.281	.448	.438	.313	.410	.412
Net Realized and Unrealized Gain (Loss) on Investments	1.218	(2.978)	1.287	1.085	2.198	(2.464)
Total from Investment Operations	1.499	(2.530)	1.725	1.398	2.608	(2.052)
Distributions
Dividends from Net Investment Income	(.189)	(.390)	(.515)	(.308)	(.428)	(.398)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.189)	(.390)	(.515)	(.308)	(.428)	(.398)
Net Asset Value, End of Period	$14.83	$13.52	$16.44	$15.23	$14.14	$11.96
Total Return[2]	11.11%	-15.32%	11.43%	10.26%	22.05%	-14.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,829	$22,214	$24,782	$21,207	$20,143	$15,209
Ratio of Total Expenses to Average Net Assets	0.08%[3]	0.07%[3]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.85%	3.21%	2.68%	2.41%	3.10%	2.98%
Portfolio Turnover Rate[4]	1%	4%	3%	3%	2%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08% and 0.07%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
60

Developed Markets Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$13.53	$16.46	$15.25	$14.16	$11.97	$14.43
Investment Operations
Net Investment Income[1]	.283	.452	.442	.315	.417	.416
Net Realized and Unrealized Gain (Loss) on Investments	1.227	(2.989)	1.287	1.086	2.205	(2.475)
Total from Investment Operations	1.510	(2.537)	1.729	1.401	2.622	(2.059)
Distributions
Dividends from Net Investment Income	(.190)	(.393)	(.519)	(.311)	(.432)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.190)	(.393)	(.519)	(.311)	(.432)	(.401)
Net Asset Value, End of Period	$14.85	$13.53	$16.46	$15.25	$14.16	$11.97
Total Return	11.18%	-15.34%	11.44%	10.27%	22.14%	-14.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,017	$12,983	$15,219	$14,020	$12,449	$10,361
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.05%[2]	0.05%	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.87%	3.23%	2.70%	2.42%	3.15%	3.00%
Portfolio Turnover Rate[3]	1%	4%	3%	3%	2%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06% and 0.05%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2023	Year Ended December 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$21.15	$25.73	$23.83	$22.13	$18.72	$22.56
Investment Operations
Net Investment Income[1]	.446	.717	.693	.495	.647	.643
Net Realized and Unrealized Gain (Loss) on Investments	1.913	(4.680)	2.022	1.693	3.439	(3.855)
Total from Investment Operations	2.359	(3.963)	2.715	2.188	4.086	(3.212)
Distributions
Dividends from Net Investment Income	(.299)	(.617)	(.815)	(.488)	(.676)	(.628)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.299)	(.617)	(.815)	(.488)	(.676)	(.628)
Net Asset Value, End of Period	$23.21	$21.15	$25.73	$23.83	$22.13	$18.72
Total Return	11.17%	-15.33%	11.49%	10.27%	22.07%	-14.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,540	$13,339	$16,866	$15,531	$13,790	$9,265
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.04%[2]	0.04%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	3.91%	3.26%	2.71%	2.43%	3.12%	3.01%
Portfolio Turnover Rate[3]	1%	4%	3%	3%	2%	3%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05% and 0.04%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Developed Markets Index Fund
Notes to Financial Statements
Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Developed Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The
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Developed Markets Index Fund
clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended June 30, 2023, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Developed Markets Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
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Developed Markets Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2023, the fund had contributed to Vanguard capital in the amount of $5,709,000, representing less than 0.01% of the fund’s net assets and 2.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $48,000 (an annual rate of less than 0.01% of average net assets).
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Developed Markets Index Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,864,957	150,340,878	12,519	166,218,354
Temporary Cash Investments	3,318,125	—	—	3,318,125
Total	19,183,082	150,340,878	12,519	169,536,479
Derivative Financial Instruments
Assets
Futures Contracts[1]	30,664	—	—	30,664
Forward Currency Contracts	—	26,720	—	26,720
Total	30,664	26,720	—	57,384
Liabilities
Futures Contracts[1]	2,030	—	—	2,030
Forward Currency Contracts	—	19,374	—	19,374
Total	2,030	19,374	—	21,404
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Developed Markets Index Fund
E.	At June 30, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	30,664	—	30,664
Unrealized Appreciation—Forward Currency Contracts	—	26,720	26,720
Total Assets	30,664	26,720	57,384

Unrealized Depreciation—Futures Contracts[1]	2,030	—	2,030
Unrealized Depreciation—Forward Currency Contracts	—	19,374	19,374
Total Liabilities	2,030	19,374	21,404
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2023, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	161,139	—	161,139
Forward Currency Contracts	—	(14,656)	(14,656)
Realized Net Gain (Loss) on Derivatives	161,139	(14,656)	146,483
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	83,812	—	83,812
Forward Currency Contracts	—	(6,356)	(6,356)
Change in Unrealized Appreciation (Depreciation) on Derivatives	83,812	(6,356)	77,456
F.	As of June 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	147,846,969
Gross Unrealized Appreciation	38,120,085
Gross Unrealized Depreciation	(16,394,595)
Net Unrealized Appreciation (Depreciation)	21,725,490
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2022, the fund had available capital losses totaling $5,982,185,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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Developed Markets Index Fund
G.	During the six months ended June 30, 2023, the fund purchased $8,798,118,000 of investment securities and sold $2,923,406,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,025,595,000 and $778,794,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
H.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,594	140	2,895	268
Issued in Lieu of Cash Distributions	290	25	603	59
Redeemed	(2,299)	(203)	(13,330)	(1,097)
Net Increase (Decrease)—Investor Shares	(415)	(38)	(9,832)	(770)
ETF Shares
Issued	3,397,241	74,293	10,385,991	236,804
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	3,397,241	74,293	10,385,991	236,804
Admiral Shares
Issued	2,398,699	165,166	6,520,144	468,045
Issued in Lieu of Cash Distributions	249,912	17,060	492,120	37,132
Redeemed	(2,190,190)	(151,117)	(5,113,127)	(369,023)
Net Increase (Decrease)—Admiral Shares	458,421	31,109	1,899,137	136,154
Institutional Shares
Issued	1,744,378	120,560	3,590,404	251,178
Issued in Lieu of Cash Distributions	165,284	11,274	344,369	25,951
Redeemed	(2,148,879)	(146,942)	(3,433,035)	(242,312)
Net Increase (Decrease)—Institutional Shares	(239,217)	(15,108)	501,738	34,817
Institutional Plus Shares
Issued	2,870,320	124,348	3,667,744	161,793
Issued in Lieu of Cash Distributions	177,652	7,734	365,438	17,602
Redeemed	(2,110,445)	(92,979)	(4,548,392)	(204,261)
Net Increase (Decrease)—Institutional Plus Shares	937,527	39,103	(515,210)	(24,866)
I.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
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Developed Markets Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to June 30, 2023, that would require recognition or disclosure in these financial statements.
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Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Developed Markets Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
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The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Tax-Managed Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Developed Markets Index Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
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London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q1272 082023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: August 17, 2023

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.